UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity® Intermediate
Government Income Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	2.72%	2.69%	3.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Franco Castagliuolo and William Irving, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Intermediate Government Income Fund: For the year, the fund returned 2.72%, while the Barclays® U.S. Intermediate Government Bond Index returned 2.23%. The fund's performance was boosted by its significant overweighting in mortgage-backed securities (MBS). The yield advantage of agency MBS helped them significantly outperform similar-duration U.S. Treasury securities, in which the fund was meaningfully underweighted. Our picks among MBS were advantageous as well, led by our overweighting in higher-coupon securities, which benefited from renewed investor interest as prepayments slowed. We trimmed our exposure to premiums based on our view that those we sold had reached their full value. An overweighting in agency commercial mortgage-backed securities (CMBS) issued by Freddie Mac also proved to be a sound strategy. Our out-of-benchmark stake in reverse mortgages was a plus. The fund also benefited from holding higher-coupon 30-year MBS, which were not in the index. To manage various risks in the portfolio, we held certain derivatives contracts. On balance, the fund's derivatives holdings were a modest plus. An underweighting in agency debentures was a slight detractor from relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.45%	$ 1,000.00	$ 1,010.00	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	20.9	29.2
1 - 1.99%	18.5	9.5
2 - 2.99%	21.5	19.9
3 - 3.99%	9.2	11.7
4 - 4.99%	11.6	11.9
5 - 5.99%	10.0	11.1
6 - 6.99%	1.3	1.4
7 - 7.99%	0.1	0.1
8% and above	2.1	2.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2014
6 months ago
Years	4.2	4.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	3.3	3.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *	As of February 28, 2014 **
Mortgage Securities 10.1%	Mortgage Securities 10.3%
CMOs and Other Mortgage Related Securities 19.8%	CMOs and Other Mortgage Related Securities 22.7%
U.S. Treasury Obligations 60.7%	U.S. Treasury Obligations 56.8%
U.S. Government Agency Obligations† 5.2%	U.S. Government Agency Obligations† 5.1%
Foreign Government & Government Agency Obligations 3.7%	Foreign Government & Government Agency Obligations 3.1%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 2.0%

* Foreign investments	3.7%	** Foreign investments	3.1%
* Futures and Swaps	5.5%	** Futures and Swaps	4.3%
† Includes NCUA Guaranteed Notes.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 65.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.0%
Federal Home Loan Bank 1% 6/21/17	$ 3,190	$ 3,191
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	191	207
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,879
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,277
U.S. Treasury Obligations - 60.7%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	17,872
U.S. Treasury Notes:
0.25% 4/15/16	1,354	1,352
0.375% 1/15/16	22,276	22,311
0.5% 7/31/16 (a)	30,841	30,855
0.5% 7/31/17	3,199	3,158
0.625% 4/30/18	8,429	8,235
0.75% 1/15/17	11,700	11,715
0.75% 6/30/17	14,678	14,614
0.875% 1/31/18	15,546	15,392
0.875% 7/31/19	22,596	21,782
1% 9/30/16	40,000	40,353
1% 10/31/16	4,099	4,133
1% 5/31/18	7,552	7,468
1.25% 11/30/18	7,000	6,937
1.375% 7/31/18	8,863	8,868
1.375% 9/30/18	3,911	3,905
1.375% 2/28/19	12,639	12,548
1.5% 12/31/18	1,151	1,151
1.5% 1/31/19	10,148	10,140
1.625% 4/30/19	13,127	13,153
1.625% 6/30/19	17,114	17,129
1.625% 8/31/19	5,000	4,999
1.75% 10/31/20	5,000	4,951
1.875% 10/31/17	1,923	1,971
2% 5/31/21	8,000	7,990
2% 8/31/21	5,000	4,985
2.25% 3/31/21	40,560	41,216
2.25% 4/30/21	6,895	7,003
2.25% 7/31/21	14,000	14,196
2.375% 7/31/17	12,000	12,491
2.375% 6/30/18	6,062	6,297
2.375% 8/15/24	500	501
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.5% 5/15/24	$ 43,848	$ 44,479
2.625% 2/29/16	12,000	12,413
3% 2/28/17	26,424	27,902
3.125% 1/31/17	1,323	1,399
3.5% 2/15/18 (c)	4,299	4,635
4.5% 5/15/17 (b)	1,369	1,502
4.625% 2/15/17	12,625	13,817
4.75% 8/15/17	12,139	13,473
TOTAL U.S. TREASURY OBLIGATIONS		499,291
Other Government Related - 4.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5085% 12/7/20 (NCUA Guaranteed) (d)	1,330	1,331
Series 2011-R1 Class 1A, 0.6069% 1/8/20 (NCUA Guaranteed) (d)	2,689	2,704
Series 2011-R4 Class 1A, 0.5369% 3/6/20 (NCUA Guaranteed) (d)	1,107	1,109
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,704
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,261
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,868
TOTAL OTHER GOVERNMENT RELATED		34,977
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $535,588)		542,545
U.S. Government Agency - Mortgage Securities - 10.1%

Fannie Mae - 2.6%
1.885% 2/1/33 (d)	18	19
1.91% 12/1/34 (d)	22	24
1.91% 3/1/35 (d)	20	21
1.927% 10/1/35 (d)	14	15
1.93% 10/1/33 (d)	10	10
1.94% 7/1/35 (d)	9	10
2.04% 11/1/33 (d)	50	52
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.05% 3/1/35 (d)	$ 2	$ 2
2.053% 6/1/36 (d)	18	19
2.141% 7/1/34 (d)	14	15
2.181% 1/1/35 (d)	110	116
2.19% 3/1/37 (d)	11	11
2.248% 3/1/33 (d)	50	53
2.285% 7/1/36 (d)	85	91
2.315% 9/1/36 (d)	55	58
2.319% 11/1/36 (d)	143	153
2.333% 3/1/35 (d)	12	13
2.362% 7/1/35 (d)	25	26
2.369% 6/1/47 (d)	62	67
2.372% 5/1/36 (d)	21	22
2.381% 2/1/37 (d)	227	243
2.421% 10/1/33 (d)	19	20
2.503% 2/1/36 (d)	26	28
2.517% 4/1/36 (d)	159	171
2.691% 2/1/42 (d)	802	832
2.749% 8/1/35 (d)	334	358
2.771% 1/1/42 (d)	754	783
3.162% 3/1/42 (d)	3,975	4,173
3.189% 1/1/44 (d)	2,482	2,574
3.488% 3/1/40 (d)	647	677
5% 1/1/22 to 12/1/22	2,836	3,069
5.5% 10/1/20 to 1/1/29	4,031	4,369
6% 6/1/16 to 3/1/34	603	684
6.5% 6/1/16 to 8/1/36	2,137	2,442
10.25% 10/1/18	2	2
11% 1/1/16	2	2
11.25% 1/1/16	3	3
11.5% 6/15/19	1	1
12.5% 4/1/15 to 7/1/16	3	3
		21,231
Freddie Mac - 1.1%
1.82% 3/1/35 (d)	56	58
1.95% 3/1/37 (d)	16	16
2.022% 2/1/37 (d)	23	24
2.04% 7/1/35 (d)	545	573
2.05% 6/1/37 (d)	13	13
2.095% 8/1/37 (d)	39	42
2.121% 5/1/37 (d)	31	34
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.14% 11/1/35 (d)	$ 121	$ 129
2.16% 6/1/33 (d)	122	129
2.162% 7/1/35 (d)	70	75
2.32% 10/1/35 (d)	86	91
2.355% 4/1/34 (d)	548	587
2.362% 10/1/36 (d)	158	167
2.375% 5/1/37 (d)	33	36
2.385% 5/1/37 (d)	431	462
2.385% 5/1/37 (d)	214	228
2.415% 6/1/37 (d)	116	124
2.418% 4/1/37 (d)	40	43
2.498% 2/1/36 (d)	4	4
2.571% 7/1/36 (d)	42	45
2.595% 4/1/37 (d)	4	4
2.673% 7/1/35 (d)	138	148
2.823% 3/1/33 (d)	3	3
3.068% 10/1/35 (d)	23	25
3.084% 9/1/41 (d)	913	956
5.5% 11/1/18 to 11/1/21	3,881	4,157
6% 1/1/24	505	556
6.5% 12/1/21	133	147
9.5% 7/1/16 to 8/1/21	40	44
10% 3/1/16 to 3/1/21	52	58
10.5% 1/1/21	1	1
11% 9/1/20	2	2
11.5% 11/1/15	1	1
12% 3/1/15 to 11/1/19	0*	0*
12.5% 9/1/14 to 6/1/19	8	9
13% 5/1/17	0*	0*
		8,991
Ginnie Mae - 6.4%
4.3% 8/20/61 (f)	1,047	1,123
4.5% 3/15/25 to 6/15/25	1,891	2,046
4.515% 3/20/62 (f)	3,982	4,330
4.53% 10/20/62 (f)	1,104	1,209
4.55% 5/20/62 (f)	8,165	8,895
4.556% 12/20/61 (f)	4,383	4,760
4.604% 3/20/62 (f)	2,376	2,590
4.616% 1/20/62 (f)	1,382	1,491
4.626% 3/20/62 (f)	1,774	1,932
4.649% 2/20/62 (f)	748	815
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.65% 3/20/62 (f)	$ 1,628	$ 1,776
4.682% 2/20/62 (f)	948	1,034
4.684% 1/20/62 (f)	5,689	6,195
4.764% 2/20/61 (f)	1,393	1,503
4.804% 3/20/61 (f)	2,862	3,093
4.834% 3/20/61 (f)	5,284	5,720
5.47% 8/20/59 (f)	525	555
5.5% 11/15/35	682	765
5.612% 4/20/58 (f)	983	1,013
6% 6/15/36	1,565	1,792
8% 12/15/23	117	136
8.5% 2/15/17	1	1
10.5% 9/15/15 to 10/15/21	141	161
11% 5/20/16 to 1/20/21	13	15
13.5% 12/15/14	0*	0*
		52,950
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $81,618)		83,172
Collateralized Mortgage Obligations - 15.7%

U.S. Government Agency - 15.7%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.99% 4/25/24 (d)	804	810
Series 2001-38 Class QF, 1.135% 8/25/31 (d)	142	145
Series 2002-60 Class FV, 1.155% 4/25/32 (d)	32	33
Series 2002-74 Class FV, 0.605% 11/25/32 (d)	1,582	1,592
Series 2002-75 Class FA, 1.155% 11/25/32 (d)	65	67
Series 2008-76 Class EF, 0.655% 9/25/23 (d)	378	379
Series 2010-15 Class FJ, 1.085% 6/25/36 (d)	2,281	2,320
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	994	1,055
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	14	15
Series 2002-16 Class PG, 6% 4/25/17	108	113
Series 2002-9 Class PC, 6% 3/25/17	8	8
Series 2003-28 Class KG, 5.5% 4/25/23	387	424
Series 2004-80 Class LD, 4% 1/25/19	11	11
Series 2005-19 Class PA, 5.5% 7/25/34	833	912
Series 2005-27 Class NE, 5.5% 5/25/34	738	776
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2005-52 Class PB, 6.5% 12/25/34	$ 52	$ 53
Series 2005-64 Class PX, 5.5% 6/25/35	808	884
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	30	32
Series 2003-117 Class MD, 5% 12/25/23	371	400
Series 2004-52 Class KZ, 5.5% 7/25/34	4,039	4,455
Series 2004-72 Class CB, 4% 9/25/19	2,847	2,963
Series 2004-91 Class Z, 5% 12/25/34	2,336	2,566
Series 2005-47 Class HK, 4.5% 6/25/20	1,349	1,422
Series 2009-14 Class EB, 4.5% 3/25/24	1,297	1,374
Series 2009-59 Class HB, 5% 8/25/39	882	971
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,776
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	1,685	278
Series 2010-39 Class FG, 1.075% 3/25/36 (d)	1,378	1,412
Series 2011-67 Class AI, 4% 7/25/26 (e)	443	51
Freddie Mac:
floater:
Series 2526 Class FC, 0.555% 11/15/32 (d)	247	249
Series 2630 Class FL, 0.655% 6/15/18 (d)	11	11
Series 2711 Class FC, 1.055% 2/15/33 (d)	802	814
floater planned amortization class Series 2770 Class FH, 0.555% 3/15/34 (d)	703	708
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	371	377
Series 2356 Class GD, 6% 9/15/16	29	30
Series 2376 Class JE, 5.5% 11/15/16	26	27
Series 2381 Class OG, 5.5% 11/15/16	15	15
Series 2425 Class JH, 6% 3/15/17	39	41
Series 2672 Class MG, 5% 9/15/23	1,630	1,790
Series 2695 Class DG, 4% 10/15/18	710	745
Series 2802 Class OB, 6% 5/15/34	1,032	1,153
Series 2810 Class PD, 6% 6/15/33	53	54
Series 3415 Class PC, 5% 12/15/37	316	340
Series 3763 Class QA, 4% 4/15/34	704	742
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,060	1,126
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	765	871
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,294	2,611
Series 2004-2862 Class NE, 5% 9/15/24	6,864	7,444
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2145 Class MZ, 6.5% 4/15/29	$ 1,030	$ 1,181
Series 2357 Class ZB, 6.5% 9/15/31	508	587
Series 2877 Class ZD, 5% 10/15/34	2,664	2,950
Series 2998 Class LY, 5.5% 7/15/25	293	322
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,253
Series 3277 Class B, 4% 2/15/22	1,200	1,267
Series 3578 Class B, 4.5% 9/15/24	1,510	1,585
Series 3659 Class EJ 3% 6/15/18	644	662
Series 2715 Class NG, 4.5% 12/15/18	523	553
Series 4181 Class LA, 3% 3/15/37	1,379	1,423
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6562% 7/20/37 (d)	401	404
Series 2008-2 Class FD, 0.6362% 1/20/38 (d)	100	101
Series 2009-108 Class CF, 0.755% 11/16/39 (d)	455	459
Series 2009-116 Class KF, 0.685% 12/16/39 (d)	376	380
Series 2010-9 Class FA, 0.675% 1/16/40 (d)	583	588
Series 2010-H17 Class FA, 0.486% 7/20/60 (d)(f)	3,178	3,156
Series 2010-H18 Class AF, 0.451% 9/20/60 (d)(f)	3,510	3,480
Series 2010-H19 Class FG, 0.4552% 8/20/60 (d)(f)	4,392	4,356
Series 2010-H27 Series FA, 0.5352% 12/20/60 (d)(f)	1,052	1,046
Series 2011-H05 Class FA, 0.6552% 12/20/60 (d)(f)	2,100	2,100
Series 2011-H07 Class FA, 0.6552% 2/20/61 (d)(f)	3,780	3,781
Series 2011-H12 Class FA, 0.6452% 2/20/61 (d)(f)	4,490	4,489
Series 2011-H13 Class FA, 0.6552% 4/20/61 (d)(f)	1,747	1,747
Series 2011-H14:
Class FB, 0.6552% 5/20/61 (d)(f)	1,965	1,970
Class FC, 0.6552% 5/20/61 (d)(f)	1,857	1,861
Series 2011-H17 Class FA, 0.6852% 6/20/61 (d)(f)	2,399	2,403
Series 2011-H21 Class FA, 0.7552% 10/20/61 (d)(f)	2,346	2,356
Series 2012-H01 Class FA, 0.8552% 11/20/61 (d)(f)	1,955	1,971
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-H03 Class FA, 0.8552% 1/20/62 (d)(f)	$ 1,211	$ 1,221
Series 2012-H06 Class FA, 0.7852% 1/20/62 (d)(f)	1,830	1,840
Series 2012-H07 Class FA, 0.7852% 3/20/62 (d)(f)	1,121	1,129
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	173	175
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	90	91
Series 2010-99 Class PT, 3.5% 8/20/33	115	116
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	945	166
Series 2011-68 Class EC, 3.5% 4/20/41	1,692	1,784
Series 1999-18 Class Z, 6.25% 5/16/29	1,756	1,978
Series 2010-H13 Class JA, 5.46% 10/20/59 (f)	7,916	8,363
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	4,398	4,827
Series 2010-H17 Class XP, 5.3001% 7/20/60 (d)(f)	5,649	6,188
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(f)	4,206	4,605
Series 2012-64 Class KB, 4.0807% 5/20/41 (d)	519	586
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,458)		128,945
Commercial Mortgage Securities - 4.1%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.505% 4/25/19 (d)	1,481	1,483
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	857
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	5,911
Series K009 Class A2, 3.808% 8/25/20	6,820	7,383
Series K034 Class A1, 2.669% 2/25/23	3,247	3,337
Series K032 Class A1, 3.016% 2/25/23	5,843	6,099
Series K501 Class A2, 1.655% 11/25/16	2,080	2,113
Series K714 Class A2, 3.097% 10/25/20	6,000	6,266
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $33,067)		33,449
Foreign Government and Government Agency Obligations - 3.7%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	$ 4,251	$ 5,222
5.5% 12/4/23	10,710	13,176
Jordanian Kingdom 2.503% 10/30/20	8,609	8,747
Ukraine Government 1.844% 5/16/19	3,198	3,196
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,724)		30,341
Cash Equivalents - 4.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14:
(Collateralized by U.S. Government Obligations) #	$ 11,179	11,179
(Collateralized by U.S. Government Obligations) # (g)	29,606	29,606
TOTAL CASH EQUIVALENTS (Cost $40,785)		40,785
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $267)	1/13/15	$ 8,939	10
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $847,507)	859,247
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(36,019)
NET ASSETS - 100%	$ 823,228
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
19 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	$ 2,390	$ 7
193 CBOT 2 Year U.S. Treasury Note Contracts	Jan. 2015	42,276	(34)
146 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	17,350	(4)
63 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2014	8,826	118
TOTAL TREASURY CONTRACTS		$ 70,842	$ 87
Sold
Treasury Contracts
53 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2014	8,242	(74)
TOTAL TREASURY CONTRACTS		$ 8,242	$ (74)
		$ 79,084	$ 13

The face value of futures purchased as a percentage of net assets is 8.6%

The face value of futures sold as a percentage of net assets is 1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $90,968,122.
Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swaps
CME	Sep. 2016	$ 2,392	3-month LIBOR	1%	$ -	$ 0	$ -
CME	Sep. 2019	1,425	3-month LIBOR	2.25%	(11)	0	(11)
Swaps - continued
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swaps - continued
CME	Sep. 2024	$ 14,041	3-month LIBOR	3.25%	$ (419)	$ 0	$ (419)
CME	Sep. 2044	220	4%	3-month LIBOR	19	0	19
TOTAL INTEREST RATE SWAPS					$ (411)	$ 0	$ (411)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $24,488,231.
Legend
(a) Security or a portion of the security is on loan at period end.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $223,000.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $655,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(g) Includes investment made with cash collateral received for securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$11,179,000 due 9/02/14 at 0.06%
Commerz Markets LLC	11,179
$ 11,179
$29,606,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 25,587
HSBC Securities (USA), Inc.	4,019
$ 29,606
* Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 542,545	$ -	$ 542,545	$ -
U.S. Government Agency - Mortgage Securities	83,172	-	83,172	-
Collateralized Mortgage Obligations	128,945	-	128,945	-
Commercial Mortgage Securities	33,449	-	33,449	-
Foreign Government and Government Agency Obligations	30,341	-	30,341	-
Cash Equivalents	40,785	-	40,785	-
Purchased Swaptions	10	-	10	-
Total Investments in Securities:	$ 859,247	$ -	$ 859,247	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Futures Contracts	$ 125	$ 125	$ -	$ -
Swaps	19	-	19	-
Total Assets	$ 144	$ 125	$ 19	$ -
Liabilities
Futures Contracts	$ (112)	$ (112)	$ -	$ -
Swaps	(430)	-	(430)	-
Total Liabilities	$ (542)	$ (112)	$ (430)	$ -
Total Other Derivative Instruments:	$ (398)	$ 13	$ (411)	$ -
Primary Risk Exposure / Derivative Type (Amount in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 125	$ (112)
Purchased Swaptions (b)	10	-
Swaps (c)	19	(430)
Total Interest Rate Risk	154	(542)
Total Value of Derivatives	$ 154	$ (542)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $29,014 and repurchase agreements of $40,785) - See accompanying schedule: Unaffiliated issuers (cost $847,507)		$ 859,247
Cash		1
Receivable for investments sold		676
Receivable for fund shares sold		434
Interest receivable		3,788
Receivable for daily variation margin for derivative instruments		24
Total assets		864,170

Liabilities
Payable for investments purchased	$ 10,497
Payable for fund shares redeemed	427
Distributions payable	101
Accrued management fee	214
Other affiliated payables	97
Collateral on securities loaned, at value	29,606
Total liabilities		40,942

Net Assets		$ 823,228
Net Assets consist of:
Paid in capital		$ 814,134
Distributions in excess of net investment income		(1,194)
Accumulated undistributed net realized gain (loss) on investments		(1,054)
Net unrealized appreciation (depreciation) on investments		11,342
Net Assets, for 77,107 shares outstanding		$ 823,228
Net Asset Value, offering price and redemption price per share ($823,228 ÷ 77,107 shares)		$ 10.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 14,680

Expenses
Management fee	$ 2,690
Transfer agent fees	863
Fund wide operations fee	328
Independent trustees' compensation	4
Miscellaneous	5
Total expenses before reductions	3,890
Expense reductions	(8)	3,882
Net investment income (loss)		10,798
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,355
Futures contracts	445
Swaps	(1,211)
Total net realized gain (loss)		4,589
Change in net unrealized appreciation (depreciation) on: Investment securities	8,081
Futures contracts	209
Swaps	(411)
Delayed delivery commitments	(235)
Total change in net unrealized appreciation (depreciation)		7,644
Net gain (loss)		12,233
Net increase (decrease) in net assets resulting from operations		$ 23,031

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,798	$ 11,161
Net realized gain (loss)	4,589	402
Change in net unrealized appreciation (depreciation)	7,644	(27,887)
Net increase (decrease) in net assets resulting from operations	23,031	(16,324)
Distributions to shareholders from net investment income	(10,539)	(11,164)
Distributions to shareholders from net realized gain	(4,764)	(21,882)
Total distributions	(15,303)	(33,046)
Share transactions Proceeds from sales of shares	81,769	95,288
Reinvestment of distributions	13,634	30,041
Cost of shares redeemed	(196,207)	(291,579)
Net increase (decrease) in net assets resulting from share transactions	(100,804)	(166,250)
Total increase (decrease) in net assets	(93,076)	(215,620)

Net Assets
Beginning of period	916,304	1,131,924
End of period (including distributions in excess of net investment income of $1,194 and distributions in excess of net investment income of $238, respectively)	$ 823,228	$ 916,304
Other Information Shares
Sold	7,699	8,789
Issued in reinvestment of distributions	1,284	2,765
Redeemed	(18,482)	(26,986)
Net increase (decrease)	(9,499)	(15,432)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2014	2013	2012	2011 D	2011 F	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 11.09	$ 11.12	$ 10.97	$ 11.10	$ 10.80
Income from Investment Operations
Net investment income (loss) C	.133	.116	.128	.013	.171	.214
Net realized and unrealized gain (loss)	.153	(.294)	.159	.151	.155	.423
Total from investment operations	.286	(.178)	.287	.164	.326	.637
Distributions from net investment income	(.130)	(.116)	(.129)	(.014)	(.172)	(.212)
Distributions from net realized gain	(.056)	(.216)	(.188)	-	(.284)	(.125)
Total distributions	(.186)	(.332)	(.317)	(.014)	(.456)	(.337)
Net asset value, end of period	$ 10.68	$ 10.58	$ 11.09	$ 11.12	$ 10.97	$ 11.10
Total ReturnB	2.72%	(1.66)%	2.63%	1.49%	3.04%	6.02%
Ratios to Average Net Assets E
Expenses before reductions	.45%	.45%	.45%	.45% A	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45% A	.45%	.45%
Net investment income (loss)	1.25%	1.07%	1.16%	1.37% A	1.57%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$ 823	$ 916	$ 1,132	$ 1,206	$ 1,191	$ 1,417
Portfolio turnover rate	153%	179%	198%	258% A	339%	227%

A Annualized

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2011.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR)Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,981
Gross unrealized depreciation	(2,083)
Net unrealized appreciation (depreciation) on securities	$ 10,898

Tax Cost	$ 848,349

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ -
Capital loss carryforward	$ (937)
Net unrealized appreciation (depreciation) on securities and other investments	$ 10,591

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$ (937)
Total no expiration	(937)
Total capital loss carryforward	$ (937)

At the prior fiscal period end, the Fund was required to defer approximately $9,466 of losses on futures contracts.

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 11,121	$ 17,849
Long-term Capital Gains	4,182	15,197
Total	$ 15,303	$ 33,046

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Repurchase Agreements - continued

Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

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3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 445	$ 209
Purchased Options	362	257
Swaps	(1,211)	(411)
Totals (a)	$ (404)	$ 55

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where

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3. Derivative Instruments - continued

Options - continued

the underlying instrument is a swap, to manage its exposure to the market fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Swaps - continued

in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $12,326 and $781, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $55.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $8.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

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Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 53.74% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,575,382 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SLM-UANN-1014
1.844592.107

Fidelity®

Government Income

Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Government Income Fund	4.45%	3.42%	4.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Government Income Fund: For the year, the fund's Retail Class shares rose 4.45%, while the Barclays® 75% U.S. Government/25% U.S. MBS Blended Index returned 4.01%. The fund's performance was boosted by its significant overweighting in mortgage-backed securities (MBS). The yield advantage of agency MBS helped them significantly outperform similar-duration U.S. Treasury securities, in which the fund was meaningfully underweighted. Our picks among MBS were advantageous as well, led by our overweighting in higher-coupon securities, which benefited from renewed investor demand as prepayments slowed. We trimmed our exposure to premiums based on our view that those we sold had reached their full value. An overweighting in agency commercial mortgage-backed securities (CMBS) issued by Freddie Mac also proved a sound strategy. Our out-of-benchmark stake in reverse mortgages was a plus. To manage various risks in the portfolio, we held certain derivatives contracts. On balance, the fund's derivatives holdings were a modest plus. An underweighting in agency debentures was a slight detractor from relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,020.40	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.76%
Actual		$ 1,000.00	$ 1,020.50	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.49%
Actual		$ 1,000.00	$ 1,016.80	$ 7.57
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.53%
Actual		$ 1,000.00	$ 1,016.60	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Government Income	.45%
Actual		$ 1,000.00	$ 1,021.10	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,021.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	16.8	17.6
1 - 1.99%	15.4	12.3
2 - 2.99%	10.6	10.2
3 - 3.99%	18.7	20.8
4 - 4.99%	19.2	18.0
5 - 5.99%	13.6	14.6
6 - 6.99%	1.5	1.8
7% and above	0.3	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2014
6 months ago
Years	5.9	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	4.5	4.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Mortgage Securities 29.4%		Mortgage Securities 29.3%
	CMOs and Other Mortgage Related Securities 18.0%		CMOs and Other Mortgage Related Securities 21.4%
	U.S. Treasury Obligations 43.7%		U.S. Treasury Obligations 40.2%
	U.S. Government Agency Obligations† 3.4%		U.S. Government Agency Obligations† 4.0%
	Foreign Government & Government Agency Obligations 3.7%		Foreign Government & Government Agency Obligations 3.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	3.7%	** Foreign investments	3.1%
* Futures and Swaps	4.3%	** Futures and Swaps	1.7%

† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 262
1.625% 11/27/18	913	915
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,891	1,994
Series 2002-20K Class 1, 5.08% 11/1/22	3,197	3,442
Series 2004-20H Class 1, 5.17% 8/1/24	987	1,070
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,144
5.25% 9/15/39	2,807	3,502
5.375% 4/1/56	8,429	10,580
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		44,909
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	11,760	13,450
U.S. Treasury Obligations - 43.4%
U.S. Treasury Bonds:
3.125% 8/15/44	1,500	1,514
3.375% 5/15/44	8,265	8,751
3.625% 2/15/44	85,308	94,519
4.375% 2/15/38	30,154	37,429
5% 5/15/37 (c)	41,142	55,503
9.875% 11/15/15 (d)	10,285	11,476
U.S. Treasury Notes:
0.25% 7/15/15	3	3
0.25% 4/15/16	61,378	61,270
0.25% 5/15/16	17,502	17,460
0.375% 1/15/16	93,453	93,599
0.375% 3/15/16	20,000	20,016
0.5% 7/31/16 (b)	99,121	99,167
0.625% 7/15/16	57,927	58,099
0.625% 8/15/16	44,206	44,313
0.625% 11/15/16	4,315	4,315
0.625% 12/15/16	1,129	1,128
0.625% 2/15/17	12,000	11,971
0.625% 4/30/18	37,435	36,572
0.75% 1/15/17	10,000	10,013
0.75% 6/30/17	3,736	3,720
0.875% 9/15/16	10,000	10,066
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 11/30/16	$ 7,522	$ 7,561
0.875% 1/31/17	704	707
0.875% 5/15/17	15,893	15,908
0.875% 7/15/17	770	769
0.875% 8/15/17	715	714
0.875% 1/31/18	4,683	4,637
0.875% 7/31/19	6,174	5,952
1% 10/31/16	39,991	40,325
1% 5/31/18	22,215	21,969
1.25% 11/30/18	35,000	34,686
1.375% 11/30/15	470	477
1.375% 7/31/18	39,780	39,802
1.375% 9/30/18	17,526	17,499
1.375% 2/28/19	69,770	69,268
1.5% 12/31/18	10,768	10,771
1.5% 1/31/19	43,197	43,163
1.625% 4/30/19	30,639	30,699
1.625% 6/30/19	59,352	59,403
1.625% 7/31/19	12,000	12,001
1.625% 8/31/19	15,000	14,998
1.75% 7/31/15	4	4
1.75% 10/31/20	18,000	17,824
1.875% 8/31/17	47,000	48,245
1.875% 9/30/17	67,400	69,127
2% 5/31/21	10,000	9,988
2.125% 6/30/21	22,000	22,136
2.25% 3/31/21	17,358	17,639
2.25% 4/30/21	52,303	53,120
2.25% 7/31/21	40,000	40,559
2.375% 6/30/18	26,608	27,639
2.375% 8/15/24	15,000	15,042
2.5% 6/30/17	10,000	10,441
2.5% 5/15/24	134,180	136,107
2.75% 11/30/16	18,530	19,404
3.125% 1/31/17	39,773	42,063
3.5% 2/15/18	33,836	36,477
4.5% 5/15/17	24,685	27,084
4.75% 8/15/17	12,983	14,410
TOTAL U.S. TREASURY OBLIGATIONS		1,719,522
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 2.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5085% 12/7/20 (NCUA Guaranteed) (e)	$ 5,640	$ 5,645
Series 2011-R4 Class 1A, 0.5369% 3/6/20 (NCUA Guaranteed) (e)	5,125	5,136
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	79,350
TOTAL OTHER GOVERNMENT RELATED		90,131
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,828,894)		1,868,012
U.S. Government Agency - Mortgage Securities - 8.9%

Fannie Mae - 1.8%
1.85% 10/1/33 (e)	236	245
1.885% 2/1/33 (e)	164	171
1.91% 12/1/34 (e)	229	241
1.91% 3/1/35 (e)	159	166
1.93% 10/1/33 (e)	82	86
1.94% 7/1/35 (e)	79	84
2.04% 11/1/33 (e)	471	495
2.05% 3/1/35 (e)	17	18
2.053% 6/1/36 (e)	190	204
2.139% 3/1/36 (e)	729	790
2.141% 7/1/34 (e)	123	131
2.19% 3/1/37 (e)	115	122
2.319% 11/1/36 (e)	142	152
2.333% 3/1/35 (e)	104	111
2.362% 7/1/35 (e)	319	340
2.372% 5/1/36 (e)	211	226
2.421% 10/1/33 (e)	153	163
2.503% 2/1/36 (e)	273	293
2.542% 6/1/42 (e)	523	539
2.691% 2/1/42 (e)	2,959	3,068
2.771% 1/1/42 (e)	2,845	2,957
2.949% 11/1/40 (e)	308	323
2.982% 9/1/41 (e)	349	365
3.083% 10/1/41 (e)	176	184
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.162% 3/1/42 (e)	$ 14,095	$ 14,798
3.189% 1/1/44 (e)	11,886	12,328
3.23% 7/1/41 (e)	569	598
3.326% 10/1/41 (e)	287	301
3.488% 3/1/40 (e)	2,794	2,922
3.553% 7/1/41 (e)	576	610
4% 2/1/42	517	548
5% 9/1/22 to 12/1/22	13,206	14,292
5.5% 1/1/29	2,945	3,272
6.5% 2/1/17 to 8/1/36	9,522	10,960
9.5% 10/1/20	30	34
11.5% 6/15/19 to 1/15/21	11	12
		72,149
Freddie Mac - 0.6%
1.82% 3/1/35 (e)	572	595
2.121% 5/1/37 (e)	323	346
2.49% 6/1/35 (e)	461	492
2.498% 2/1/36 (e)	30	32
2.571% 7/1/36 (e)	429	460
2.673% 7/1/35 (e)	1,363	1,461
2.823% 3/1/33 (e)	24	25
3% 11/1/42 to 2/1/43	4,961	4,975
3.068% 10/1/35 (e)	241	258
3.084% 9/1/41 (e)	3,243	3,396
3.237% 4/1/41 (e)	350	367
3.237% 9/1/41 (e)	354	373
3.28% 6/1/41 (e)	449	472
3.469% 5/1/41 (e)	394	416
3.637% 6/1/41 (e)	584	617
3.677% 5/1/41 (e)	497	524
4.5% 5/1/39 to 10/1/41	5,064	5,532
5.5% 7/1/29	55	61
6% 1/1/24	2,378	2,621
9.5% 6/1/18 to 8/1/21	38	41
12% 3/1/15	0*	0*
		23,064
Ginnie Mae - 6.5%
4.3% 8/20/61 (i)	5,013	5,373
4.5% 3/15/25 to 6/15/25	8,967	9,701
4.515% 3/20/62 (i)	18,882	20,533
4.53% 10/20/62 (i)	5,270	5,769
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.55% 5/20/62 (i)	$ 37,799	$ 41,177
4.556% 12/20/61 (i)	20,806	22,598
4.604% 3/20/62 (i)	11,105	12,107
4.626% 3/20/62 (i)	8,149	8,873
4.649% 2/20/62 (i)	3,551	3,870
4.65% 3/20/62 (i)	7,349	8,019
4.682% 2/20/62 (i)	4,537	4,945
4.684% 1/20/62 (i)	26,428	28,779
4.804% 3/20/61 (i)	13,241	14,311
4.834% 3/20/61 (i)	24,462	26,478
5% 4/20/41 to 6/20/41	86	95
5.47% 8/20/59 (i)	2,487	2,632
5.492% 4/20/60 (i)	22,756	25,034
5.5% 11/15/35	3,236	3,627
5.612% 4/20/58 (i)	4,535	4,671
6% 6/15/36	7,537	8,626
		257,218
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $345,233)		352,431
Collateralized Mortgage Obligations - 12.0%

U.S. Government Agency - 12.0%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.135% 8/25/31 (e)	152	155
Series 2002-49 Class FB, 0.755% 11/18/31 (e)	149	150
Series 2002-60 Class FV, 1.155% 4/25/32 (e)	64	65
Series 2002-75 Class FA, 1.155% 11/25/32 (e)	131	134
Series 2010-15 Class FJ, 1.085% 6/25/36 (e)	10,540	10,723
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	4,788	5,082
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	4,052	4,233
Series 2005-19 Class PA, 5.5% 7/25/34	3,867	4,231
Series 2005-27 Class NE, 5.5% 5/25/34	3,502	3,681
Series 2005-64 Class PX, 5.5% 6/25/35	3,747	4,099
Series 2006-45 Class OP, 0% 6/25/36 (h)	1,547	1,399
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,555
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,537
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	$ 1,762	$ 1,902
Series 2004-91 Class Z, 5% 12/25/34	10,562	11,601
Series 2005-117 Class JN, 4.5% 1/25/36	645	707
Series 2005-14 Class ZB, 5% 3/25/35	3,168	3,492
Series 2005-47 Class HK, 4.5% 6/25/20	5,877	6,196
Series 2006-72 Class CY, 6% 8/25/26	7,060	7,848
Series 2009-14 Class EB, 4.5% 3/25/24	5,648	5,984
Series 2009-59 Class HB, 5% 8/25/39	4,215	4,645
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,006
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	859	70
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	1,276	102
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	7,306	1,207
Series 2010-39 Class FG, 1.075% 3/25/36 (e)	6,397	6,555
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	2,738	244
Freddie Mac:
floater:
Series 2530 Class FE, 0.755% 2/15/32 (e)	91	93
Series 2630 Class FL, 0.655% 6/15/18 (e)	101	101
Series 2682 Class FB, 1.055% 10/15/33 (e)	5,846	5,956
Series 2711 Class FC, 1.055% 2/15/33 (e)	3,717	3,772
planned amortization class:
Series 1141 Class G, 9% 9/15/21	86	100
Series 2006-3245 Class ME, 5.5% 6/15/35	1,763	1,791
Series 2356 Class GD, 6% 9/15/16	41	43
Series 2376 Class JE, 5.5% 11/15/16	270	281
Series 2381 Class OG, 5.5% 11/15/16	153	158
Series 2672 Class MG, 5% 9/15/23	7,120	7,817
Series 2682 Class LD, 4.5% 10/15/33	777	842
Series 2810 Class PD, 6% 6/15/33	48	49
Series 3415 Class PC, 5% 12/15/37	1,124	1,210
Series 3763 Class QA, 4% 4/15/34	3,380	3,559
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,355
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,941	12,455
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,287
Series 2773 Class HC, 4.5% 4/15/19	704	753
Series 2877 Class ZD, 5% 10/15/34	12,086	13,386
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,881
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 3277 Class B, 4% 2/15/22	$ 5,900	$ 6,227
Series 3578 Class B, 4.5% 9/15/24	6,576	6,905
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,832
Series 4181 Class LA, 3% 3/15/37	5,000	5,159
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6362% 1/20/38 (e)	475	479
Series 2008-73 Class FA, 1.0162% 8/20/38 (e)	3,262	3,324
Series 2008-83 Class FB, 1.0562% 9/20/38 (e)	3,328	3,394
Series 2009-108 Class CF, 0.755% 11/16/39 (e)	2,195	2,217
Series 2011-H21 Class FA, 0.7552% 10/20/61 (e)(i)	8,174	8,208
Series 2012-H01 Class FA, 0.8552% 11/20/61 (e)(i)	6,812	6,869
Series 2012-H03 Class FA, 0.8552% 1/20/62 (e)(i)	4,204	4,240
Series 2012-H06 Class FA, 0.7852% 1/20/62 (e)(i)	6,384	6,419
Series 2012-H07 Class FA, 0.7852% 3/20/62 (e)(i)	3,894	3,921
Series 2014-H02 Class FB, 0.8052% 12/20/63 (e)(i)	42,613	42,909
Series 2014-H03 Class FA, 0.7552% 1/20/64 (e)(i)	18,639	18,753
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	799	810
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	427	430
Series 2010-99 Class PT, 3.5% 8/20/33	547	550
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,095
Series 2010-H13 Class JA, 5.46% 10/20/59 (i)	13,102	13,843
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	20,341	22,326
Series 2010-H17 Class XP, 5.3001% 7/20/60 (e)(i)	26,688	29,239
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(i)	19,980	21,875
Series 2011-71:
Class ZB, 5.5% 8/20/34	23,800	27,192
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZC, 5.5% 7/16/34	$ 21,992	$ 25,318
Series 2012-64 Class KB, 4.0807% 5/20/41 (e)	2,419	2,731
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $466,967)		474,757
Commercial Mortgage Securities - 3.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.505% 4/25/19 (e)	5,352	5,360
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,108
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,395
Series K009 Class A2, 3.808% 8/25/20	32,528	35,214
Series K034 Class A1, 2.669% 2/25/23	15,253	15,675
Series K032 Class A1, 3.016% 2/25/23	27,448	28,653
Series K501 Class A2, 1.655% 11/25/16	9,650	9,803
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,170)		126,208
Foreign Government and Government Agency Obligations - 3.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	88,769
5.5% 12/4/23	48	59
Jordanian Kingdom 2.503% 10/30/20	41,050	41,710
Ukraine Government 1.844% 5/16/19	15,277	15,269
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $132,247)		145,807
Fixed-Income Funds - 22.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $866,107)	8,387,564	909,967
Cash Equivalents - 5.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14:
(Collateralized by U.S. Government Obligations) #	$ 102,704	$ 102,703
(Collateralized by U.S. Government Obligations) # (a)	101,070	101,069
TOTAL CASH EQUIVALENTS (Cost $203,772)		203,772
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $1,266)	1/13/15	$ 42,345	50
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $3,969,656)		4,081,004
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(116,451)
NET ASSETS - 100%		$ 3,964,553
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/44 (Proceeds $13,965)	$ (14,300)	(14,232)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
38 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	$ 4,780	$ 14
566 CBOT 2 Year U.S. Treasury Note Contracts	Jan. 2015	123,981	(98)
194 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	23,054	(5)
246 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2014	34,463	462
323 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2014	50,227	1,069
TOTAL TREASURY CONTRACTS		$ 236,505	$ 1,442

The face value of futures purchased as a percentage of net assets is 6%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $259,213,000.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Sep. 2016	$ 11,353	3-month LIBOR	1%	$ 2	$ 0	$ 2
CME	Sep. 2019	6,754	3-month LIBOR	2.25%	(55)	0	(55)
CME	Sep. 2024	25,110	3-month LIBOR	3.25%	(749)	0	(749)
CME	Sep. 2044	1,044	4%	3-month LIBOR	88	0	88
TOTAL INTEREST RATE SWAPS					$ (714)	$ 0	$ (714)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,980,000.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,882,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$102,703,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 102,703
$101,069,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 87,348
HSBC Securities (USA), Inc.	13,721
$ 101,069
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 25,321
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,064,096	$ 25,321	$ 210,056	$ 909,967	8.5%
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,868,012	$ -	$ 1,868,012	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 352,431	$ -	$ 352,431	$ -
Collateralized Mortgage Obligations	474,757	-	474,757	-
Commercial Mortgage Securities	126,208	-	126,208	-
Foreign Government and Government Agency Obligations	145,807	-	145,807	-
Fixed-Income Funds	909,967	909,967	-	-
Cash Equivalents	203,772	-	203,772	-
Purchased Swaptions	50	-	50	-
Total Investments in Securities:	$ 4,081,004	$ 909,967	$ 3,171,037	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 1,545	$ 1,545	$ -	$ -
Swaps	90	-	90	-
Total Assets	$ 1,635	$ 1,545	$ 90	$ -
Liabilities
Futures Contracts	$ (103)	$ (103)	$ -	$ -
Swaps	$ (804)	$ -	$ (804)	$ -
Total Liabilities:	$ (907)	$ (103)	$ (804)	$ -
Total Other Derivative Instruments:	$ 728	$ 1,442	$ (714)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (14,232)	$ -	$ (14,232)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 1,545	$ (103)
Purchased Swaptions (b)	50	-
Swaps (c)	90	(804)
Total Value of Derivatives	$ 1,685	$ (907)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $99,046 and repurchase agreements of $203,772) - See accompanying schedule: Unaffiliated issuers (cost $3,103,549)	$ 3,171,037
Fidelity Central Funds (cost $866,107)	909,967
Total Investments (cost $3,969,656)		$ 4,081,004
Cash		1
Receivable for investments sold, regular delivery		16,564
Receivable for TBA sale commitments		13,965
Receivable for fund shares sold		3,762
Interest receivable		12,975
Receivable from investment adviser for expense reductions		1
Other receivables		779
Total assets		4,129,051

Liabilities
Payable for investments purchased	$ 43,600
TBA sale commitments, at value	14,232
Payable for fund shares redeemed	2,835
Distributions payable	204
Accrued management fee	1,029
Distribution and service plan fees payable	147
Payable for daily variation margin for derivative instruments	97
Other affiliated payables	507
Other payables and accrued expenses	778
Collateral on securities loaned, at value	101,069
Total liabilities		164,498

Net Assets		$ 3,964,553
Net Assets consist of:
Paid in capital		$ 3,894,329
Distributions in excess of net investment income		(6,396)
Accumulated undistributed net realized gain (loss) on investments		(35,189)
Net unrealized appreciation (depreciation) on investments		111,809
Net Assets		$ 3,964,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($246,092 ÷ 23,505 shares)	$ 10.47

Maximum offering price per share (100/96.00 of $10.47)	$ 10.91
Class T: Net Asset Value and redemption price per share ($195,920 ÷ 18,716 shares)	$ 10.47

Maximum offering price per share (100/96.00 of $10.47)	$ 10.91
Class B: Net Asset Value and offering price per share ($8,687 ÷ 830 shares)A	$ 10.47

Class C: Net Asset Value and offering price per share ($58,119 ÷ 5,552 shares)A	$ 10.47

Government Income: Net Asset Value, offering price and redemption price per share ($3,157,293 ÷ 302,053 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($298,442 ÷ 28,509 shares)	$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 61,602
Income from Fidelity Central Funds		25,321
Total income		86,923

Expenses
Management fee	$ 12,820
Transfer agent fees	4,671
Distribution and service plan fees	1,909
Fund wide operations fee	1,562
Independent trustees' compensation	18
Miscellaneous	17
Total expenses before reductions	20,997
Expense reductions	(25)	20,972
Net investment income (loss)		65,951
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,313
Fidelity Central Funds	6,345
Futures contracts	10,710
Swaps	(7,650)
Total net realized gain (loss)		21,718
Change in net unrealized appreciation (depreciation) on: Investment securities	87,694
Futures contracts	1,239
Swaps	(714)
Delayed delivery commitments	(872)
Total change in net unrealized appreciation (depreciation)		87,347
Net gain (loss)		109,065
Net increase (decrease) in net assets resulting from operations		$ 175,016

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,951	$ 62,137
Net realized gain (loss)	21,718	(2,343)
Change in net unrealized appreciation (depreciation)	87,347	(204,263)
Net increase (decrease) in net assets resulting from operations	175,016	(144,469)
Distributions to shareholders from net investment income	(66,200)	(59,594)
Distributions to shareholders from net realized gain	(2,860)	(159,024)
Total distributions	(69,060)	(218,618)
Share transactions - net increase (decrease)	(454,179)	(779,262)
Total increase (decrease) in net assets	(348,223)	(1,142,349)

Net Assets
Beginning of period	4,312,776	5,455,125
End of period (including distributions in excess of net investment income of $6,396 and distributions in excess of net investment income of $880, respectively)	$ 3,964,553	$ 4,312,776

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.138	.105	.141	.015	.199	.242
Net realized and unrealized gain (loss)	.278	(.454)	.327	.199	.108	.424
Total from investment operations	.416	(.349)	.468	.214	.307	.666
Distributions from net investment income	(.139)	(.099)	(.135)	(.014)	(.191)	(.231)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.146)	(.421)	(.398)	(.014)	(.447)	(.596)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84
Total ReturnB, C, D	4.10%	(3.29)%	4.39%	2.00%	2.94%	6.44%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of all reductions	.77%	.77%	.77%	.76%A	.77%	.77%
Net investment income (loss)	1.34%	.99%	1.30%	1.61%A	1.88%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$ 246	$ 291	$ 380	$ 345	$ 329	$ 431
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.140	.107	.143	.015	.201	.243
Net realized and unrealized gain (loss)	.277	(.454)	.327	.209	.098	.425
Total from investment operations	.417	(.347)	.470	.224	.299	.668
Distributions from net investment income	(.140)	(.101)	(.137)	(.014)	(.193)	(.233)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.147)	(.423)	(.400)	(.014)	(.449)	(.598)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	4.12%	(3.27)%	4.41%	2.10%	2.86%	6.45%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of all reductions	.76%	.75%	.75%	.75%A	.76%	.76%
Net investment income (loss)	1.36%	1.01%	1.32%	1.62%A	1.89%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$ 196	$ 228	$ 309	$ 286	$ 272	$ 335
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.063	.028	.062	.008	.122	.164
Net realized and unrealized gain (loss)	.278	(.454)	.328	.210	.098	.425
Total from investment operations	.341	(.426)	.390	.218	.220	.589
Distributions from net investment income	(.064)	(.022)	(.057)	(.008)	(.114)	(.154)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.071)	(.344)	(.320)	(.008)	(.370)	(.519)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	3.36%	(3.99)%	3.64%	2.04%	2.10%	5.67%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Net investment income (loss)	.61%	.26%	.58%	.90%A	1.15%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 13	$ 20	$ 26	$ 25	$ 38
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.059	.025	.060	.008	.121	.163
Net realized and unrealized gain (loss)	.278	(.443)	.318	.210	.098	.425
Total from investment operations	.337	(.418)	.378	.218	.219	.588
Distributions from net investment income	(.060)	(.020)	(.055)	(.008)	(.113)	(.153)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.067)	(.342)	(.318)	(.008)	(.369)	(.518)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	3.32%	(3.93)%	3.53%	2.04%	2.09%	5.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of fee waivers, if any	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of all reductions	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Net investment income (loss)	.57%	.24%	.56%	.88%A	1.14%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 73	$ 98	$ 95	$ 89	$ 118
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended August 31,	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.171	.138	.175	.018	.233	.275
Net realized and unrealized gain (loss)	.278	(.453)	.328	.199	.108	.415
Total from investment operations	.449	(.315)	.503	.217	.341	.690
Distributions from net investment income	(.172)	(.133)	(.170)	(.017)	(.225)	(.265)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.179)	(.455)	(.433)	(.017)	(.481)	(.630)
Net asset value, end of period	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82
Total ReturnB, C	4.45%	(2.99)%	4.73%	2.03%	3.27%	6.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%A	.45%	.45%
Net investment income (loss)	1.66%	1.31%	1.62%	1.91%A	2.20%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 3,157	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809
Portfolio turnover rateF	131%	192%	222%	466%A, J	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.166	.133	.169	.017	.225	.267
Net realized and unrealized gain (loss)	.277	(.454)	.327	.210	.099	.425
Total from investment operations	.443	(.321)	.496	.227	.324	.692
Distributions from net investment income	(.166)	(.127)	(.163)	(.017)	(.218)	(.257)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.173)	(.449)	(.426)	(.017)	(.474)	(.622)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C	4.38%	(3.03)%	4.66%	2.12%	3.10%	6.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of fee waivers, if any	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of all reductions	.51%	.51%	.51%	.52%A	.52%	.53%
Net investment income (loss)	1.61%	1.26%	1.56%	1.84%A	2.13%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 298	$ 296	$ 334	$ 344	$ 344	$ 284
Portfolio turnover rateF	131%	192%	222%	466%A, J	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%.

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for its Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 81,897
Gross unrealized depreciation	(11,900)
Net unrealized appreciation (depreciation) on securities	$ 69,997

Tax Cost	$ 4,011,007

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 3,985
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,229

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 69,060	$ 134,183
Long-term Capital Gains	-	84,435
Total	$ 69,060	$ 218,618

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the

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3. Significant Accounting Policies - continued

Repurchase Agreements - continued

deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 10,710	$ 1,239
Purchased Options	1,713	(1,216)
Swaps	(7,650)	(714)
Totals (a)	$ 4,773	$ (691)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

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4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $84,123 and $210,448, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 649	$ 8
Class T	-%	.25%	521	2
Class B	.65%	.25%	94	68
Class C	.75%	.25%	645	52
			$ 1,909	$ 130

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	23
Class C*	12
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 452.17
Class T	327.16
Class B	26.25
Class C	121.19
Government Income	3,262.10
Institutional Class	483.16
	$ 4,671

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $224.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $23.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 3,486	$ 3,252
Class T	2,832	2,613
Class B	64	37
Class C	374	168
Government Income	54,450	49,780
Institutional Class	4,994	3,744
Total	$ 66,200	$ 59,594

Annual Report

10. Distributions to Shareholders - continued

Years ended August 31,	2014	2013
From net realized gain
Class A	$ 183	$ 11,175
Class T	147	8,673
Class B	8	596
Class C	46	2,876
Government Income	2,266	125,918
Institutional Class	210	9,786
Total	$ 2,860	$ 159,024

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	4,076	8,104	$ 42,098	$ 85,854
Reinvestment of distributions	333	1,265	3,442	13,433
Shares redeemed	(9,464)	(15,428)	(97,492)	(162,383)
Net increase (decrease)	(5,055)	(6,059)	$ (51,952)	$ (63,096)
Class T
Shares sold	3,767	7,402	$ 38,865	$ 78,470
Reinvestment of distributions	282	1,047	2,910	11,108
Shares redeemed	(7,679)	(14,316)	(79,131)	(151,179)
Net increase (decrease)	(3,630)	(5,867)	$ (37,356)	$ (61,601)
Class B
Shares sold	28	94	$ 284	$ 1,008
Reinvestment of distributions	5	46	54	489
Shares redeemed	(468)	(744)	(4,813)	(7,820)
Net increase (decrease)	(435)	(604)	$ (4,475)	$ (6,323)
Class C
Shares sold	725	1,670	$ 7,489	$ 17,648
Reinvestment of distributions	31	217	321	2,305
Shares redeemed	(2,355)	(3,719)	(24,278)	(39,071)
Net increase (decrease)	(1,599)	(1,832)	$ (16,468)	$ (19,118)
Government Income
Shares sold	58,390	64,692	$ 600,976	$ 682,510
Reinvestment of distributions	5,285	16,002	54,536	169,563
Shares redeemed	(96,607)	(139,613)	(993,763)	(1,466,267)
Net increase (decrease)	(32,932)	(58,919)	$ (338,251)	$ (614,194)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Institutional Class
Shares sold	9,661	10,037	$ 99,548	$ 106,129
Reinvestment of distributions	488	1,202	5,040	12,746
Shares redeemed	(10,680)	(12,650)	(110,265)	(133,805)
Net increase (decrease)	(531)	(1,411)	$ (5,677)	$ (14,930)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay on October 13, 2014 to shareholders of record at the opening of business on October 10, 2014, a distribution of $0.012 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August, 2014, $3,984,793, or, if subsequently determined to be different, the net capital gain of such year.

A total of 33.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $47,442,899 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GOV-UANN-1014
1.789246.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-0.06%	2.27%	3.68%
Class T (incl. 4.00% sales charge) B	-0.04%	2.29%	3.69%
Class B (incl. contingent deferred sales charge) C	-1.64%	2.01%	3.58%
Class C (incl. contingent deferred sales charge) D	2.32%	2.32%	3.49%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 24, 2006. Returns between October 24, 2006, and March 31, 2007, reflect a 0.15% 12b-1 fee. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity Government Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity Government Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Class A on August 31, 2004, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period. See footnote A on the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Government Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares rose 4.10%, 4.12%, 3.36% and 3.32%, respectively (excluding sales charges). Meanwhile, the Barclays® 75% U.S. Government/25% U.S. MBS Blended Index returned 4.01%. The fund's performance was boosted by its significant overweighting in mortgage-backed securities (MBS). The yield advantage of agency MBS helped them significantly outperform similar-duration U.S. Treasury securities, in which the fund was meaningfully underweighted. Our picks among MBS were advantageous as well, led by our overweighting in higher-coupon securities, which benefited from renewed investor demand as prepayments slowed. We trimmed our exposure to premiums based on our view that those we sold had reached their full value. An overweighting in agency commercial mortgage-backed securities (CMBS) issued by Freddie Mac also proved a sound strategy. Our out-of-benchmark stake in reverse mortgages was a plus. To manage various risks in the portfolio, we held certain derivatives contracts. On balance, the fund's derivatives holdings were a modest plus. An underweighting in agency debentures was a slight detractor from relative performance.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,020.40	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.76%
Actual		$ 1,000.00	$ 1,020.50	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.49%
Actual		$ 1,000.00	$ 1,016.80	$ 7.57
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.53%
Actual		$ 1,000.00	$ 1,016.60	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Government Income	.45%
Actual		$ 1,000.00	$ 1,021.10	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,021.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	16.8	17.6
1 - 1.99%	15.4	12.3
2 - 2.99%	10.6	10.2
3 - 3.99%	18.7	20.8
4 - 4.99%	19.2	18.0
5 - 5.99%	13.6	14.6
6 - 6.99%	1.5	1.8
7% and above	0.3	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2014
6 months ago
Years	5.9	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	4.5	4.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Mortgage Securities 29.4%		Mortgage Securities 29.3%
	CMOs and Other Mortgage Related Securities 18.0%		CMOs and Other Mortgage Related Securities 21.4%
	U.S. Treasury Obligations 43.7%		U.S. Treasury Obligations 40.2%
	U.S. Government Agency Obligations† 3.4%		U.S. Government Agency Obligations† 4.0%
	Foreign Government & Government Agency Obligations 3.7%		Foreign Government & Government Agency Obligations 3.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	3.7%	** Foreign investments	3.1%
* Futures and Swaps	4.3%	** Futures and Swaps	1.7%

† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 262
1.625% 11/27/18	913	915
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,891	1,994
Series 2002-20K Class 1, 5.08% 11/1/22	3,197	3,442
Series 2004-20H Class 1, 5.17% 8/1/24	987	1,070
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,144
5.25% 9/15/39	2,807	3,502
5.375% 4/1/56	8,429	10,580
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		44,909
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	11,760	13,450
U.S. Treasury Obligations - 43.4%
U.S. Treasury Bonds:
3.125% 8/15/44	1,500	1,514
3.375% 5/15/44	8,265	8,751
3.625% 2/15/44	85,308	94,519
4.375% 2/15/38	30,154	37,429
5% 5/15/37 (c)	41,142	55,503
9.875% 11/15/15 (d)	10,285	11,476
U.S. Treasury Notes:
0.25% 7/15/15	3	3
0.25% 4/15/16	61,378	61,270
0.25% 5/15/16	17,502	17,460
0.375% 1/15/16	93,453	93,599
0.375% 3/15/16	20,000	20,016
0.5% 7/31/16 (b)	99,121	99,167
0.625% 7/15/16	57,927	58,099
0.625% 8/15/16	44,206	44,313
0.625% 11/15/16	4,315	4,315
0.625% 12/15/16	1,129	1,128
0.625% 2/15/17	12,000	11,971
0.625% 4/30/18	37,435	36,572
0.75% 1/15/17	10,000	10,013
0.75% 6/30/17	3,736	3,720
0.875% 9/15/16	10,000	10,066
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 11/30/16	$ 7,522	$ 7,561
0.875% 1/31/17	704	707
0.875% 5/15/17	15,893	15,908
0.875% 7/15/17	770	769
0.875% 8/15/17	715	714
0.875% 1/31/18	4,683	4,637
0.875% 7/31/19	6,174	5,952
1% 10/31/16	39,991	40,325
1% 5/31/18	22,215	21,969
1.25% 11/30/18	35,000	34,686
1.375% 11/30/15	470	477
1.375% 7/31/18	39,780	39,802
1.375% 9/30/18	17,526	17,499
1.375% 2/28/19	69,770	69,268
1.5% 12/31/18	10,768	10,771
1.5% 1/31/19	43,197	43,163
1.625% 4/30/19	30,639	30,699
1.625% 6/30/19	59,352	59,403
1.625% 7/31/19	12,000	12,001
1.625% 8/31/19	15,000	14,998
1.75% 7/31/15	4	4
1.75% 10/31/20	18,000	17,824
1.875% 8/31/17	47,000	48,245
1.875% 9/30/17	67,400	69,127
2% 5/31/21	10,000	9,988
2.125% 6/30/21	22,000	22,136
2.25% 3/31/21	17,358	17,639
2.25% 4/30/21	52,303	53,120
2.25% 7/31/21	40,000	40,559
2.375% 6/30/18	26,608	27,639
2.375% 8/15/24	15,000	15,042
2.5% 6/30/17	10,000	10,441
2.5% 5/15/24	134,180	136,107
2.75% 11/30/16	18,530	19,404
3.125% 1/31/17	39,773	42,063
3.5% 2/15/18	33,836	36,477
4.5% 5/15/17	24,685	27,084
4.75% 8/15/17	12,983	14,410
TOTAL U.S. TREASURY OBLIGATIONS		1,719,522
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 2.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5085% 12/7/20 (NCUA Guaranteed) (e)	$ 5,640	$ 5,645
Series 2011-R4 Class 1A, 0.5369% 3/6/20 (NCUA Guaranteed) (e)	5,125	5,136
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	79,350
TOTAL OTHER GOVERNMENT RELATED		90,131
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,828,894)		1,868,012
U.S. Government Agency - Mortgage Securities - 8.9%

Fannie Mae - 1.8%
1.85% 10/1/33 (e)	236	245
1.885% 2/1/33 (e)	164	171
1.91% 12/1/34 (e)	229	241
1.91% 3/1/35 (e)	159	166
1.93% 10/1/33 (e)	82	86
1.94% 7/1/35 (e)	79	84
2.04% 11/1/33 (e)	471	495
2.05% 3/1/35 (e)	17	18
2.053% 6/1/36 (e)	190	204
2.139% 3/1/36 (e)	729	790
2.141% 7/1/34 (e)	123	131
2.19% 3/1/37 (e)	115	122
2.319% 11/1/36 (e)	142	152
2.333% 3/1/35 (e)	104	111
2.362% 7/1/35 (e)	319	340
2.372% 5/1/36 (e)	211	226
2.421% 10/1/33 (e)	153	163
2.503% 2/1/36 (e)	273	293
2.542% 6/1/42 (e)	523	539
2.691% 2/1/42 (e)	2,959	3,068
2.771% 1/1/42 (e)	2,845	2,957
2.949% 11/1/40 (e)	308	323
2.982% 9/1/41 (e)	349	365
3.083% 10/1/41 (e)	176	184
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.162% 3/1/42 (e)	$ 14,095	$ 14,798
3.189% 1/1/44 (e)	11,886	12,328
3.23% 7/1/41 (e)	569	598
3.326% 10/1/41 (e)	287	301
3.488% 3/1/40 (e)	2,794	2,922
3.553% 7/1/41 (e)	576	610
4% 2/1/42	517	548
5% 9/1/22 to 12/1/22	13,206	14,292
5.5% 1/1/29	2,945	3,272
6.5% 2/1/17 to 8/1/36	9,522	10,960
9.5% 10/1/20	30	34
11.5% 6/15/19 to 1/15/21	11	12
		72,149
Freddie Mac - 0.6%
1.82% 3/1/35 (e)	572	595
2.121% 5/1/37 (e)	323	346
2.49% 6/1/35 (e)	461	492
2.498% 2/1/36 (e)	30	32
2.571% 7/1/36 (e)	429	460
2.673% 7/1/35 (e)	1,363	1,461
2.823% 3/1/33 (e)	24	25
3% 11/1/42 to 2/1/43	4,961	4,975
3.068% 10/1/35 (e)	241	258
3.084% 9/1/41 (e)	3,243	3,396
3.237% 4/1/41 (e)	350	367
3.237% 9/1/41 (e)	354	373
3.28% 6/1/41 (e)	449	472
3.469% 5/1/41 (e)	394	416
3.637% 6/1/41 (e)	584	617
3.677% 5/1/41 (e)	497	524
4.5% 5/1/39 to 10/1/41	5,064	5,532
5.5% 7/1/29	55	61
6% 1/1/24	2,378	2,621
9.5% 6/1/18 to 8/1/21	38	41
12% 3/1/15	0*	0*
		23,064
Ginnie Mae - 6.5%
4.3% 8/20/61 (i)	5,013	5,373
4.5% 3/15/25 to 6/15/25	8,967	9,701
4.515% 3/20/62 (i)	18,882	20,533
4.53% 10/20/62 (i)	5,270	5,769
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.55% 5/20/62 (i)	$ 37,799	$ 41,177
4.556% 12/20/61 (i)	20,806	22,598
4.604% 3/20/62 (i)	11,105	12,107
4.626% 3/20/62 (i)	8,149	8,873
4.649% 2/20/62 (i)	3,551	3,870
4.65% 3/20/62 (i)	7,349	8,019
4.682% 2/20/62 (i)	4,537	4,945
4.684% 1/20/62 (i)	26,428	28,779
4.804% 3/20/61 (i)	13,241	14,311
4.834% 3/20/61 (i)	24,462	26,478
5% 4/20/41 to 6/20/41	86	95
5.47% 8/20/59 (i)	2,487	2,632
5.492% 4/20/60 (i)	22,756	25,034
5.5% 11/15/35	3,236	3,627
5.612% 4/20/58 (i)	4,535	4,671
6% 6/15/36	7,537	8,626
		257,218
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $345,233)		352,431
Collateralized Mortgage Obligations - 12.0%

U.S. Government Agency - 12.0%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.135% 8/25/31 (e)	152	155
Series 2002-49 Class FB, 0.755% 11/18/31 (e)	149	150
Series 2002-60 Class FV, 1.155% 4/25/32 (e)	64	65
Series 2002-75 Class FA, 1.155% 11/25/32 (e)	131	134
Series 2010-15 Class FJ, 1.085% 6/25/36 (e)	10,540	10,723
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	4,788	5,082
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	4,052	4,233
Series 2005-19 Class PA, 5.5% 7/25/34	3,867	4,231
Series 2005-27 Class NE, 5.5% 5/25/34	3,502	3,681
Series 2005-64 Class PX, 5.5% 6/25/35	3,747	4,099
Series 2006-45 Class OP, 0% 6/25/36 (h)	1,547	1,399
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,555
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,537
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	$ 1,762	$ 1,902
Series 2004-91 Class Z, 5% 12/25/34	10,562	11,601
Series 2005-117 Class JN, 4.5% 1/25/36	645	707
Series 2005-14 Class ZB, 5% 3/25/35	3,168	3,492
Series 2005-47 Class HK, 4.5% 6/25/20	5,877	6,196
Series 2006-72 Class CY, 6% 8/25/26	7,060	7,848
Series 2009-14 Class EB, 4.5% 3/25/24	5,648	5,984
Series 2009-59 Class HB, 5% 8/25/39	4,215	4,645
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,006
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	859	70
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	1,276	102
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	7,306	1,207
Series 2010-39 Class FG, 1.075% 3/25/36 (e)	6,397	6,555
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	2,738	244
Freddie Mac:
floater:
Series 2530 Class FE, 0.755% 2/15/32 (e)	91	93
Series 2630 Class FL, 0.655% 6/15/18 (e)	101	101
Series 2682 Class FB, 1.055% 10/15/33 (e)	5,846	5,956
Series 2711 Class FC, 1.055% 2/15/33 (e)	3,717	3,772
planned amortization class:
Series 1141 Class G, 9% 9/15/21	86	100
Series 2006-3245 Class ME, 5.5% 6/15/35	1,763	1,791
Series 2356 Class GD, 6% 9/15/16	41	43
Series 2376 Class JE, 5.5% 11/15/16	270	281
Series 2381 Class OG, 5.5% 11/15/16	153	158
Series 2672 Class MG, 5% 9/15/23	7,120	7,817
Series 2682 Class LD, 4.5% 10/15/33	777	842
Series 2810 Class PD, 6% 6/15/33	48	49
Series 3415 Class PC, 5% 12/15/37	1,124	1,210
Series 3763 Class QA, 4% 4/15/34	3,380	3,559
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,355
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,941	12,455
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,287
Series 2773 Class HC, 4.5% 4/15/19	704	753
Series 2877 Class ZD, 5% 10/15/34	12,086	13,386
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,881
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 3277 Class B, 4% 2/15/22	$ 5,900	$ 6,227
Series 3578 Class B, 4.5% 9/15/24	6,576	6,905
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,832
Series 4181 Class LA, 3% 3/15/37	5,000	5,159
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6362% 1/20/38 (e)	475	479
Series 2008-73 Class FA, 1.0162% 8/20/38 (e)	3,262	3,324
Series 2008-83 Class FB, 1.0562% 9/20/38 (e)	3,328	3,394
Series 2009-108 Class CF, 0.755% 11/16/39 (e)	2,195	2,217
Series 2011-H21 Class FA, 0.7552% 10/20/61 (e)(i)	8,174	8,208
Series 2012-H01 Class FA, 0.8552% 11/20/61 (e)(i)	6,812	6,869
Series 2012-H03 Class FA, 0.8552% 1/20/62 (e)(i)	4,204	4,240
Series 2012-H06 Class FA, 0.7852% 1/20/62 (e)(i)	6,384	6,419
Series 2012-H07 Class FA, 0.7852% 3/20/62 (e)(i)	3,894	3,921
Series 2014-H02 Class FB, 0.8052% 12/20/63 (e)(i)	42,613	42,909
Series 2014-H03 Class FA, 0.7552% 1/20/64 (e)(i)	18,639	18,753
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	799	810
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	427	430
Series 2010-99 Class PT, 3.5% 8/20/33	547	550
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,095
Series 2010-H13 Class JA, 5.46% 10/20/59 (i)	13,102	13,843
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	20,341	22,326
Series 2010-H17 Class XP, 5.3001% 7/20/60 (e)(i)	26,688	29,239
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(i)	19,980	21,875
Series 2011-71:
Class ZB, 5.5% 8/20/34	23,800	27,192
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZC, 5.5% 7/16/34	$ 21,992	$ 25,318
Series 2012-64 Class KB, 4.0807% 5/20/41 (e)	2,419	2,731
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $466,967)		474,757
Commercial Mortgage Securities - 3.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.505% 4/25/19 (e)	5,352	5,360
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,108
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,395
Series K009 Class A2, 3.808% 8/25/20	32,528	35,214
Series K034 Class A1, 2.669% 2/25/23	15,253	15,675
Series K032 Class A1, 3.016% 2/25/23	27,448	28,653
Series K501 Class A2, 1.655% 11/25/16	9,650	9,803
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,170)		126,208
Foreign Government and Government Agency Obligations - 3.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	88,769
5.5% 12/4/23	48	59
Jordanian Kingdom 2.503% 10/30/20	41,050	41,710
Ukraine Government 1.844% 5/16/19	15,277	15,269
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $132,247)		145,807
Fixed-Income Funds - 22.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $866,107)	8,387,564	909,967
Cash Equivalents - 5.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14:
(Collateralized by U.S. Government Obligations) #	$ 102,704	$ 102,703
(Collateralized by U.S. Government Obligations) # (a)	101,070	101,069
TOTAL CASH EQUIVALENTS (Cost $203,772)		203,772
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $1,266)	1/13/15	$ 42,345	50
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $3,969,656)		4,081,004
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(116,451)
NET ASSETS - 100%		$ 3,964,553
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/44 (Proceeds $13,965)	$ (14,300)	(14,232)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
38 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	$ 4,780	$ 14
566 CBOT 2 Year U.S. Treasury Note Contracts	Jan. 2015	123,981	(98)
194 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	23,054	(5)
246 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2014	34,463	462
323 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2014	50,227	1,069
TOTAL TREASURY CONTRACTS		$ 236,505	$ 1,442

The face value of futures purchased as a percentage of net assets is 6%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $259,213,000.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Sep. 2016	$ 11,353	3-month LIBOR	1%	$ 2	$ 0	$ 2
CME	Sep. 2019	6,754	3-month LIBOR	2.25%	(55)	0	(55)
CME	Sep. 2024	25,110	3-month LIBOR	3.25%	(749)	0	(749)
CME	Sep. 2044	1,044	4%	3-month LIBOR	88	0	88
TOTAL INTEREST RATE SWAPS					$ (714)	$ 0	$ (714)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,980,000.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,882,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$102,703,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 102,703
$101,069,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 87,348
HSBC Securities (USA), Inc.	13,721
$ 101,069
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 25,321
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,064,096	$ 25,321	$ 210,056	$ 909,967	8.5%
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,868,012	$ -	$ 1,868,012	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 352,431	$ -	$ 352,431	$ -
Collateralized Mortgage Obligations	474,757	-	474,757	-
Commercial Mortgage Securities	126,208	-	126,208	-
Foreign Government and Government Agency Obligations	145,807	-	145,807	-
Fixed-Income Funds	909,967	909,967	-	-
Cash Equivalents	203,772	-	203,772	-
Purchased Swaptions	50	-	50	-
Total Investments in Securities:	$ 4,081,004	$ 909,967	$ 3,171,037	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 1,545	$ 1,545	$ -	$ -
Swaps	90	-	90	-
Total Assets	$ 1,635	$ 1,545	$ 90	$ -
Liabilities
Futures Contracts	$ (103)	$ (103)	$ -	$ -
Swaps	$ (804)	$ -	$ (804)	$ -
Total Liabilities:	$ (907)	$ (103)	$ (804)	$ -
Total Other Derivative Instruments:	$ 728	$ 1,442	$ (714)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (14,232)	$ -	$ (14,232)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 1,545	$ (103)
Purchased Swaptions (b)	50	-
Swaps (c)	90	(804)
Total Value of Derivatives	$ 1,685	$ (907)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $99,046 and repurchase agreements of $203,772) - See accompanying schedule: Unaffiliated issuers (cost $3,103,549)	$ 3,171,037
Fidelity Central Funds (cost $866,107)	909,967
Total Investments (cost $3,969,656)		$ 4,081,004
Cash		1
Receivable for investments sold, regular delivery		16,564
Receivable for TBA sale commitments		13,965
Receivable for fund shares sold		3,762
Interest receivable		12,975
Receivable from investment adviser for expense reductions		1
Other receivables		779
Total assets		4,129,051

Liabilities
Payable for investments purchased	$ 43,600
TBA sale commitments, at value	14,232
Payable for fund shares redeemed	2,835
Distributions payable	204
Accrued management fee	1,029
Distribution and service plan fees payable	147
Payable for daily variation margin for derivative instruments	97
Other affiliated payables	507
Other payables and accrued expenses	778
Collateral on securities loaned, at value	101,069
Total liabilities		164,498

Net Assets		$ 3,964,553
Net Assets consist of:
Paid in capital		$ 3,894,329
Distributions in excess of net investment income		(6,396)
Accumulated undistributed net realized gain (loss) on investments		(35,189)
Net unrealized appreciation (depreciation) on investments		111,809
Net Assets		$ 3,964,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($246,092 ÷ 23,505 shares)	$ 10.47

Maximum offering price per share (100/96.00 of $10.47)	$ 10.91
Class T: Net Asset Value and redemption price per share ($195,920 ÷ 18,716 shares)	$ 10.47

Maximum offering price per share (100/96.00 of $10.47)	$ 10.91
Class B: Net Asset Value and offering price per share ($8,687 ÷ 830 shares)A	$ 10.47

Class C: Net Asset Value and offering price per share ($58,119 ÷ 5,552 shares)A	$ 10.47

Government Income: Net Asset Value, offering price and redemption price per share ($3,157,293 ÷ 302,053 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($298,442 ÷ 28,509 shares)	$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 61,602
Income from Fidelity Central Funds		25,321
Total income		86,923

Expenses
Management fee	$ 12,820
Transfer agent fees	4,671
Distribution and service plan fees	1,909
Fund wide operations fee	1,562
Independent trustees' compensation	18
Miscellaneous	17
Total expenses before reductions	20,997
Expense reductions	(25)	20,972
Net investment income (loss)		65,951
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,313
Fidelity Central Funds	6,345
Futures contracts	10,710
Swaps	(7,650)
Total net realized gain (loss)		21,718
Change in net unrealized appreciation (depreciation) on: Investment securities	87,694
Futures contracts	1,239
Swaps	(714)
Delayed delivery commitments	(872)
Total change in net unrealized appreciation (depreciation)		87,347
Net gain (loss)		109,065
Net increase (decrease) in net assets resulting from operations		$ 175,016

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,951	$ 62,137
Net realized gain (loss)	21,718	(2,343)
Change in net unrealized appreciation (depreciation)	87,347	(204,263)
Net increase (decrease) in net assets resulting from operations	175,016	(144,469)
Distributions to shareholders from net investment income	(66,200)	(59,594)
Distributions to shareholders from net realized gain	(2,860)	(159,024)
Total distributions	(69,060)	(218,618)
Share transactions - net increase (decrease)	(454,179)	(779,262)
Total increase (decrease) in net assets	(348,223)	(1,142,349)

Net Assets
Beginning of period	4,312,776	5,455,125
End of period (including distributions in excess of net investment income of $6,396 and distributions in excess of net investment income of $880, respectively)	$ 3,964,553	$ 4,312,776

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.138	.105	.141	.015	.199	.242
Net realized and unrealized gain (loss)	.278	(.454)	.327	.199	.108	.424
Total from investment operations	.416	(.349)	.468	.214	.307	.666
Distributions from net investment income	(.139)	(.099)	(.135)	(.014)	(.191)	(.231)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.146)	(.421)	(.398)	(.014)	(.447)	(.596)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84
Total ReturnB, C, D	4.10%	(3.29)%	4.39%	2.00%	2.94%	6.44%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of all reductions	.77%	.77%	.77%	.76%A	.77%	.77%
Net investment income (loss)	1.34%	.99%	1.30%	1.61%A	1.88%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$ 246	$ 291	$ 380	$ 345	$ 329	$ 431
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.140	.107	.143	.015	.201	.243
Net realized and unrealized gain (loss)	.277	(.454)	.327	.209	.098	.425
Total from investment operations	.417	(.347)	.470	.224	.299	.668
Distributions from net investment income	(.140)	(.101)	(.137)	(.014)	(.193)	(.233)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.147)	(.423)	(.400)	(.014)	(.449)	(.598)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	4.12%	(3.27)%	4.41%	2.10%	2.86%	6.45%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of all reductions	.76%	.75%	.75%	.75%A	.76%	.76%
Net investment income (loss)	1.36%	1.01%	1.32%	1.62%A	1.89%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$ 196	$ 228	$ 309	$ 286	$ 272	$ 335
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.063	.028	.062	.008	.122	.164
Net realized and unrealized gain (loss)	.278	(.454)	.328	.210	.098	.425
Total from investment operations	.341	(.426)	.390	.218	.220	.589
Distributions from net investment income	(.064)	(.022)	(.057)	(.008)	(.114)	(.154)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.071)	(.344)	(.320)	(.008)	(.370)	(.519)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	3.36%	(3.99)%	3.64%	2.04%	2.10%	5.67%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Net investment income (loss)	.61%	.26%	.58%	.90%A	1.15%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 13	$ 20	$ 26	$ 25	$ 38
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.059	.025	.060	.008	.121	.163
Net realized and unrealized gain (loss)	.278	(.443)	.318	.210	.098	.425
Total from investment operations	.337	(.418)	.378	.218	.219	.588
Distributions from net investment income	(.060)	(.020)	(.055)	(.008)	(.113)	(.153)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.067)	(.342)	(.318)	(.008)	(.369)	(.518)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	3.32%	(3.93)%	3.53%	2.04%	2.09%	5.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of fee waivers, if any	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of all reductions	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Net investment income (loss)	.57%	.24%	.56%	.88%A	1.14%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 73	$ 98	$ 95	$ 89	$ 118
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended August 31,	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.171	.138	.175	.018	.233	.275
Net realized and unrealized gain (loss)	.278	(.453)	.328	.199	.108	.415
Total from investment operations	.449	(.315)	.503	.217	.341	.690
Distributions from net investment income	(.172)	(.133)	(.170)	(.017)	(.225)	(.265)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.179)	(.455)	(.433)	(.017)	(.481)	(.630)
Net asset value, end of period	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82
Total ReturnB, C	4.45%	(2.99)%	4.73%	2.03%	3.27%	6.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%A	.45%	.45%
Net investment income (loss)	1.66%	1.31%	1.62%	1.91%A	2.20%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 3,157	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809
Portfolio turnover rateF	131%	192%	222%	466%A, J	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.166	.133	.169	.017	.225	.267
Net realized and unrealized gain (loss)	.277	(.454)	.327	.210	.099	.425
Total from investment operations	.443	(.321)	.496	.227	.324	.692
Distributions from net investment income	(.166)	(.127)	(.163)	(.017)	(.218)	(.257)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.173)	(.449)	(.426)	(.017)	(.474)	(.622)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C	4.38%	(3.03)%	4.66%	2.12%	3.10%	6.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of fee waivers, if any	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of all reductions	.51%	.51%	.51%	.52%A	.52%	.53%
Net investment income (loss)	1.61%	1.26%	1.56%	1.84%A	2.13%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 298	$ 296	$ 334	$ 344	$ 344	$ 284
Portfolio turnover rateF	131%	192%	222%	466%A, J	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%.

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for its Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 81,897
Gross unrealized depreciation	(11,900)
Net unrealized appreciation (depreciation) on securities	$ 69,997

Tax Cost	$ 4,011,007

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 3,985
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,229

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 69,060	$ 134,183
Long-term Capital Gains	-	84,435
Total	$ 69,060	$ 218,618

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the

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3. Significant Accounting Policies - continued

Repurchase Agreements - continued

deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 10,710	$ 1,239
Purchased Options	1,713	(1,216)
Swaps	(7,650)	(714)
Totals (a)	$ 4,773	$ (691)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

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4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $84,123 and $210,448, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 649	$ 8
Class T	-%	.25%	521	2
Class B	.65%	.25%	94	68
Class C	.75%	.25%	645	52
			$ 1,909	$ 130

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	23
Class C*	12
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 452.17
Class T	327.16
Class B	26.25
Class C	121.19
Government Income	3,262.10
Institutional Class	483.16
	$ 4,671

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $224.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $23.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 3,486	$ 3,252
Class T	2,832	2,613
Class B	64	37
Class C	374	168
Government Income	54,450	49,780
Institutional Class	4,994	3,744
Total	$ 66,200	$ 59,594

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10. Distributions to Shareholders - continued

Years ended August 31,	2014	2013
From net realized gain
Class A	$ 183	$ 11,175
Class T	147	8,673
Class B	8	596
Class C	46	2,876
Government Income	2,266	125,918
Institutional Class	210	9,786
Total	$ 2,860	$ 159,024

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	4,076	8,104	$ 42,098	$ 85,854
Reinvestment of distributions	333	1,265	3,442	13,433
Shares redeemed	(9,464)	(15,428)	(97,492)	(162,383)
Net increase (decrease)	(5,055)	(6,059)	$ (51,952)	$ (63,096)
Class T
Shares sold	3,767	7,402	$ 38,865	$ 78,470
Reinvestment of distributions	282	1,047	2,910	11,108
Shares redeemed	(7,679)	(14,316)	(79,131)	(151,179)
Net increase (decrease)	(3,630)	(5,867)	$ (37,356)	$ (61,601)
Class B
Shares sold	28	94	$ 284	$ 1,008
Reinvestment of distributions	5	46	54	489
Shares redeemed	(468)	(744)	(4,813)	(7,820)
Net increase (decrease)	(435)	(604)	$ (4,475)	$ (6,323)
Class C
Shares sold	725	1,670	$ 7,489	$ 17,648
Reinvestment of distributions	31	217	321	2,305
Shares redeemed	(2,355)	(3,719)	(24,278)	(39,071)
Net increase (decrease)	(1,599)	(1,832)	$ (16,468)	$ (19,118)
Government Income
Shares sold	58,390	64,692	$ 600,976	$ 682,510
Reinvestment of distributions	5,285	16,002	54,536	169,563
Shares redeemed	(96,607)	(139,613)	(993,763)	(1,466,267)
Net increase (decrease)	(32,932)	(58,919)	$ (338,251)	$ (614,194)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Institutional Class
Shares sold	9,661	10,037	$ 99,548	$ 106,129
Reinvestment of distributions	488	1,202	5,040	12,746
Shares redeemed	(10,680)	(12,650)	(110,265)	(133,805)
Net increase (decrease)	(531)	(1,411)	$ (5,677)	$ (14,930)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/13/14	10/10/14	$0.012
Class T	10/13/14	10/10/14	$0.012
Class B	10/13/14	10/10/14	$0.012
Class C	10/13/14	10/10/14	$0.012

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $3,984,793, or, if subsequently determined to be different, the net capital gain of such year.

A total of 33.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $47,442,899 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVT-UANN-1014
1.834241.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Institutional Class

Annual Report

August 31, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Government Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	4.38%	3.39%	4.32%

A The initial offering of Institutional Class shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Institutional Class on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Government Income Fund: For the year, the fund's Institutional Class shares rose 4.38%, while the Barclays® 75% U.S. Government/25% U.S. MBS Blended Index returned 4.01%. The fund's performance was boosted by its significant overweighting in mortgage-backed securities (MBS). The yield advantage of agency MBS helped them significantly outperform similar-duration U.S. Treasury securities, in which the fund was meaningfully underweighted. Our picks among MBS were advantageous as well, led by our overweighting in higher-coupon securities, which benefited from renewed investor demand as prepayments slowed. We trimmed our exposure to premiums based on our view that those we sold had reached their full value. An overweighting in agency commercial mortgage-backed securities (CMBS) issued by Freddie Mac also proved a sound strategy. Our out-of-benchmark stake in reverse mortgages was a plus. To manage various risks in the portfolio, we held certain derivatives contracts. On balance, the fund's derivatives holdings were a modest plus. An underweighting in agency debentures was a slight detractor from relative performance.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,020.40	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.76%
Actual		$ 1,000.00	$ 1,020.50	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.49%
Actual		$ 1,000.00	$ 1,016.80	$ 7.57
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.53%
Actual		$ 1,000.00	$ 1,016.60	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Government Income	.45%
Actual		$ 1,000.00	$ 1,021.10	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,021.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	16.8	17.6
1 - 1.99%	15.4	12.3
2 - 2.99%	10.6	10.2
3 - 3.99%	18.7	20.8
4 - 4.99%	19.2	18.0
5 - 5.99%	13.6	14.6
6 - 6.99%	1.5	1.8
7% and above	0.3	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2014
6 months ago
Years	5.9	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	4.5	4.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Mortgage Securities 29.4%		Mortgage Securities 29.3%
	CMOs and Other Mortgage Related Securities 18.0%		CMOs and Other Mortgage Related Securities 21.4%
	U.S. Treasury Obligations 43.7%		U.S. Treasury Obligations 40.2%
	U.S. Government Agency Obligations† 3.4%		U.S. Government Agency Obligations† 4.0%
	Foreign Government & Government Agency Obligations 3.7%		Foreign Government & Government Agency Obligations 3.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	3.7%	** Foreign investments	3.1%
* Futures and Swaps	4.3%	** Futures and Swaps	1.7%

† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 262
1.625% 11/27/18	913	915
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,891	1,994
Series 2002-20K Class 1, 5.08% 11/1/22	3,197	3,442
Series 2004-20H Class 1, 5.17% 8/1/24	987	1,070
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,144
5.25% 9/15/39	2,807	3,502
5.375% 4/1/56	8,429	10,580
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		44,909
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	11,760	13,450
U.S. Treasury Obligations - 43.4%
U.S. Treasury Bonds:
3.125% 8/15/44	1,500	1,514
3.375% 5/15/44	8,265	8,751
3.625% 2/15/44	85,308	94,519
4.375% 2/15/38	30,154	37,429
5% 5/15/37 (c)	41,142	55,503
9.875% 11/15/15 (d)	10,285	11,476
U.S. Treasury Notes:
0.25% 7/15/15	3	3
0.25% 4/15/16	61,378	61,270
0.25% 5/15/16	17,502	17,460
0.375% 1/15/16	93,453	93,599
0.375% 3/15/16	20,000	20,016
0.5% 7/31/16 (b)	99,121	99,167
0.625% 7/15/16	57,927	58,099
0.625% 8/15/16	44,206	44,313
0.625% 11/15/16	4,315	4,315
0.625% 12/15/16	1,129	1,128
0.625% 2/15/17	12,000	11,971
0.625% 4/30/18	37,435	36,572
0.75% 1/15/17	10,000	10,013
0.75% 6/30/17	3,736	3,720
0.875% 9/15/16	10,000	10,066
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 11/30/16	$ 7,522	$ 7,561
0.875% 1/31/17	704	707
0.875% 5/15/17	15,893	15,908
0.875% 7/15/17	770	769
0.875% 8/15/17	715	714
0.875% 1/31/18	4,683	4,637
0.875% 7/31/19	6,174	5,952
1% 10/31/16	39,991	40,325
1% 5/31/18	22,215	21,969
1.25% 11/30/18	35,000	34,686
1.375% 11/30/15	470	477
1.375% 7/31/18	39,780	39,802
1.375% 9/30/18	17,526	17,499
1.375% 2/28/19	69,770	69,268
1.5% 12/31/18	10,768	10,771
1.5% 1/31/19	43,197	43,163
1.625% 4/30/19	30,639	30,699
1.625% 6/30/19	59,352	59,403
1.625% 7/31/19	12,000	12,001
1.625% 8/31/19	15,000	14,998
1.75% 7/31/15	4	4
1.75% 10/31/20	18,000	17,824
1.875% 8/31/17	47,000	48,245
1.875% 9/30/17	67,400	69,127
2% 5/31/21	10,000	9,988
2.125% 6/30/21	22,000	22,136
2.25% 3/31/21	17,358	17,639
2.25% 4/30/21	52,303	53,120
2.25% 7/31/21	40,000	40,559
2.375% 6/30/18	26,608	27,639
2.375% 8/15/24	15,000	15,042
2.5% 6/30/17	10,000	10,441
2.5% 5/15/24	134,180	136,107
2.75% 11/30/16	18,530	19,404
3.125% 1/31/17	39,773	42,063
3.5% 2/15/18	33,836	36,477
4.5% 5/15/17	24,685	27,084
4.75% 8/15/17	12,983	14,410
TOTAL U.S. TREASURY OBLIGATIONS		1,719,522
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 2.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5085% 12/7/20 (NCUA Guaranteed) (e)	$ 5,640	$ 5,645
Series 2011-R4 Class 1A, 0.5369% 3/6/20 (NCUA Guaranteed) (e)	5,125	5,136
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	79,350
TOTAL OTHER GOVERNMENT RELATED		90,131
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,828,894)		1,868,012
U.S. Government Agency - Mortgage Securities - 8.9%

Fannie Mae - 1.8%
1.85% 10/1/33 (e)	236	245
1.885% 2/1/33 (e)	164	171
1.91% 12/1/34 (e)	229	241
1.91% 3/1/35 (e)	159	166
1.93% 10/1/33 (e)	82	86
1.94% 7/1/35 (e)	79	84
2.04% 11/1/33 (e)	471	495
2.05% 3/1/35 (e)	17	18
2.053% 6/1/36 (e)	190	204
2.139% 3/1/36 (e)	729	790
2.141% 7/1/34 (e)	123	131
2.19% 3/1/37 (e)	115	122
2.319% 11/1/36 (e)	142	152
2.333% 3/1/35 (e)	104	111
2.362% 7/1/35 (e)	319	340
2.372% 5/1/36 (e)	211	226
2.421% 10/1/33 (e)	153	163
2.503% 2/1/36 (e)	273	293
2.542% 6/1/42 (e)	523	539
2.691% 2/1/42 (e)	2,959	3,068
2.771% 1/1/42 (e)	2,845	2,957
2.949% 11/1/40 (e)	308	323
2.982% 9/1/41 (e)	349	365
3.083% 10/1/41 (e)	176	184
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.162% 3/1/42 (e)	$ 14,095	$ 14,798
3.189% 1/1/44 (e)	11,886	12,328
3.23% 7/1/41 (e)	569	598
3.326% 10/1/41 (e)	287	301
3.488% 3/1/40 (e)	2,794	2,922
3.553% 7/1/41 (e)	576	610
4% 2/1/42	517	548
5% 9/1/22 to 12/1/22	13,206	14,292
5.5% 1/1/29	2,945	3,272
6.5% 2/1/17 to 8/1/36	9,522	10,960
9.5% 10/1/20	30	34
11.5% 6/15/19 to 1/15/21	11	12
		72,149
Freddie Mac - 0.6%
1.82% 3/1/35 (e)	572	595
2.121% 5/1/37 (e)	323	346
2.49% 6/1/35 (e)	461	492
2.498% 2/1/36 (e)	30	32
2.571% 7/1/36 (e)	429	460
2.673% 7/1/35 (e)	1,363	1,461
2.823% 3/1/33 (e)	24	25
3% 11/1/42 to 2/1/43	4,961	4,975
3.068% 10/1/35 (e)	241	258
3.084% 9/1/41 (e)	3,243	3,396
3.237% 4/1/41 (e)	350	367
3.237% 9/1/41 (e)	354	373
3.28% 6/1/41 (e)	449	472
3.469% 5/1/41 (e)	394	416
3.637% 6/1/41 (e)	584	617
3.677% 5/1/41 (e)	497	524
4.5% 5/1/39 to 10/1/41	5,064	5,532
5.5% 7/1/29	55	61
6% 1/1/24	2,378	2,621
9.5% 6/1/18 to 8/1/21	38	41
12% 3/1/15	0*	0*
		23,064
Ginnie Mae - 6.5%
4.3% 8/20/61 (i)	5,013	5,373
4.5% 3/15/25 to 6/15/25	8,967	9,701
4.515% 3/20/62 (i)	18,882	20,533
4.53% 10/20/62 (i)	5,270	5,769
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.55% 5/20/62 (i)	$ 37,799	$ 41,177
4.556% 12/20/61 (i)	20,806	22,598
4.604% 3/20/62 (i)	11,105	12,107
4.626% 3/20/62 (i)	8,149	8,873
4.649% 2/20/62 (i)	3,551	3,870
4.65% 3/20/62 (i)	7,349	8,019
4.682% 2/20/62 (i)	4,537	4,945
4.684% 1/20/62 (i)	26,428	28,779
4.804% 3/20/61 (i)	13,241	14,311
4.834% 3/20/61 (i)	24,462	26,478
5% 4/20/41 to 6/20/41	86	95
5.47% 8/20/59 (i)	2,487	2,632
5.492% 4/20/60 (i)	22,756	25,034
5.5% 11/15/35	3,236	3,627
5.612% 4/20/58 (i)	4,535	4,671
6% 6/15/36	7,537	8,626
		257,218
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $345,233)		352,431
Collateralized Mortgage Obligations - 12.0%

U.S. Government Agency - 12.0%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.135% 8/25/31 (e)	152	155
Series 2002-49 Class FB, 0.755% 11/18/31 (e)	149	150
Series 2002-60 Class FV, 1.155% 4/25/32 (e)	64	65
Series 2002-75 Class FA, 1.155% 11/25/32 (e)	131	134
Series 2010-15 Class FJ, 1.085% 6/25/36 (e)	10,540	10,723
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	4,788	5,082
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	4,052	4,233
Series 2005-19 Class PA, 5.5% 7/25/34	3,867	4,231
Series 2005-27 Class NE, 5.5% 5/25/34	3,502	3,681
Series 2005-64 Class PX, 5.5% 6/25/35	3,747	4,099
Series 2006-45 Class OP, 0% 6/25/36 (h)	1,547	1,399
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,555
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,537
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	$ 1,762	$ 1,902
Series 2004-91 Class Z, 5% 12/25/34	10,562	11,601
Series 2005-117 Class JN, 4.5% 1/25/36	645	707
Series 2005-14 Class ZB, 5% 3/25/35	3,168	3,492
Series 2005-47 Class HK, 4.5% 6/25/20	5,877	6,196
Series 2006-72 Class CY, 6% 8/25/26	7,060	7,848
Series 2009-14 Class EB, 4.5% 3/25/24	5,648	5,984
Series 2009-59 Class HB, 5% 8/25/39	4,215	4,645
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,006
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	859	70
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	1,276	102
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	7,306	1,207
Series 2010-39 Class FG, 1.075% 3/25/36 (e)	6,397	6,555
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	2,738	244
Freddie Mac:
floater:
Series 2530 Class FE, 0.755% 2/15/32 (e)	91	93
Series 2630 Class FL, 0.655% 6/15/18 (e)	101	101
Series 2682 Class FB, 1.055% 10/15/33 (e)	5,846	5,956
Series 2711 Class FC, 1.055% 2/15/33 (e)	3,717	3,772
planned amortization class:
Series 1141 Class G, 9% 9/15/21	86	100
Series 2006-3245 Class ME, 5.5% 6/15/35	1,763	1,791
Series 2356 Class GD, 6% 9/15/16	41	43
Series 2376 Class JE, 5.5% 11/15/16	270	281
Series 2381 Class OG, 5.5% 11/15/16	153	158
Series 2672 Class MG, 5% 9/15/23	7,120	7,817
Series 2682 Class LD, 4.5% 10/15/33	777	842
Series 2810 Class PD, 6% 6/15/33	48	49
Series 3415 Class PC, 5% 12/15/37	1,124	1,210
Series 3763 Class QA, 4% 4/15/34	3,380	3,559
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,355
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,941	12,455
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,287
Series 2773 Class HC, 4.5% 4/15/19	704	753
Series 2877 Class ZD, 5% 10/15/34	12,086	13,386
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,881
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 3277 Class B, 4% 2/15/22	$ 5,900	$ 6,227
Series 3578 Class B, 4.5% 9/15/24	6,576	6,905
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,832
Series 4181 Class LA, 3% 3/15/37	5,000	5,159
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6362% 1/20/38 (e)	475	479
Series 2008-73 Class FA, 1.0162% 8/20/38 (e)	3,262	3,324
Series 2008-83 Class FB, 1.0562% 9/20/38 (e)	3,328	3,394
Series 2009-108 Class CF, 0.755% 11/16/39 (e)	2,195	2,217
Series 2011-H21 Class FA, 0.7552% 10/20/61 (e)(i)	8,174	8,208
Series 2012-H01 Class FA, 0.8552% 11/20/61 (e)(i)	6,812	6,869
Series 2012-H03 Class FA, 0.8552% 1/20/62 (e)(i)	4,204	4,240
Series 2012-H06 Class FA, 0.7852% 1/20/62 (e)(i)	6,384	6,419
Series 2012-H07 Class FA, 0.7852% 3/20/62 (e)(i)	3,894	3,921
Series 2014-H02 Class FB, 0.8052% 12/20/63 (e)(i)	42,613	42,909
Series 2014-H03 Class FA, 0.7552% 1/20/64 (e)(i)	18,639	18,753
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	799	810
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	427	430
Series 2010-99 Class PT, 3.5% 8/20/33	547	550
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,095
Series 2010-H13 Class JA, 5.46% 10/20/59 (i)	13,102	13,843
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	20,341	22,326
Series 2010-H17 Class XP, 5.3001% 7/20/60 (e)(i)	26,688	29,239
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(i)	19,980	21,875
Series 2011-71:
Class ZB, 5.5% 8/20/34	23,800	27,192
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZC, 5.5% 7/16/34	$ 21,992	$ 25,318
Series 2012-64 Class KB, 4.0807% 5/20/41 (e)	2,419	2,731
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $466,967)		474,757
Commercial Mortgage Securities - 3.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.505% 4/25/19 (e)	5,352	5,360
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,108
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,395
Series K009 Class A2, 3.808% 8/25/20	32,528	35,214
Series K034 Class A1, 2.669% 2/25/23	15,253	15,675
Series K032 Class A1, 3.016% 2/25/23	27,448	28,653
Series K501 Class A2, 1.655% 11/25/16	9,650	9,803
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $125,170)		126,208
Foreign Government and Government Agency Obligations - 3.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	88,769
5.5% 12/4/23	48	59
Jordanian Kingdom 2.503% 10/30/20	41,050	41,710
Ukraine Government 1.844% 5/16/19	15,277	15,269
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $132,247)		145,807
Fixed-Income Funds - 22.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $866,107)	8,387,564	909,967
Cash Equivalents - 5.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14:
(Collateralized by U.S. Government Obligations) #	$ 102,704	$ 102,703
(Collateralized by U.S. Government Obligations) # (a)	101,070	101,069
TOTAL CASH EQUIVALENTS (Cost $203,772)		203,772
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $1,266)	1/13/15	$ 42,345	50
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $3,969,656)		4,081,004
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(116,451)
NET ASSETS - 100%		$ 3,964,553
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/44 (Proceeds $13,965)	$ (14,300)	(14,232)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
38 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	$ 4,780	$ 14
566 CBOT 2 Year U.S. Treasury Note Contracts	Jan. 2015	123,981	(98)
194 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	23,054	(5)
246 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2014	34,463	462
323 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2014	50,227	1,069
TOTAL TREASURY CONTRACTS		$ 236,505	$ 1,442

The face value of futures purchased as a percentage of net assets is 6%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $259,213,000.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Sep. 2016	$ 11,353	3-month LIBOR	1%	$ 2	$ 0	$ 2
CME	Sep. 2019	6,754	3-month LIBOR	2.25%	(55)	0	(55)
CME	Sep. 2024	25,110	3-month LIBOR	3.25%	(749)	0	(749)
CME	Sep. 2044	1,044	4%	3-month LIBOR	88	0	88
TOTAL INTEREST RATE SWAPS					$ (714)	$ 0	$ (714)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,980,000.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,882,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$102,703,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 102,703
$101,069,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 87,348
HSBC Securities (USA), Inc.	13,721
$ 101,069
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 25,321
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,064,096	$ 25,321	$ 210,056	$ 909,967	8.5%
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,868,012	$ -	$ 1,868,012	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 352,431	$ -	$ 352,431	$ -
Collateralized Mortgage Obligations	474,757	-	474,757	-
Commercial Mortgage Securities	126,208	-	126,208	-
Foreign Government and Government Agency Obligations	145,807	-	145,807	-
Fixed-Income Funds	909,967	909,967	-	-
Cash Equivalents	203,772	-	203,772	-
Purchased Swaptions	50	-	50	-
Total Investments in Securities:	$ 4,081,004	$ 909,967	$ 3,171,037	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 1,545	$ 1,545	$ -	$ -
Swaps	90	-	90	-
Total Assets	$ 1,635	$ 1,545	$ 90	$ -
Liabilities
Futures Contracts	$ (103)	$ (103)	$ -	$ -
Swaps	$ (804)	$ -	$ (804)	$ -
Total Liabilities:	$ (907)	$ (103)	$ (804)	$ -
Total Other Derivative Instruments:	$ 728	$ 1,442	$ (714)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (14,232)	$ -	$ (14,232)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 1,545	$ (103)
Purchased Swaptions (b)	50	-
Swaps (c)	90	(804)
Total Value of Derivatives	$ 1,685	$ (907)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $99,046 and repurchase agreements of $203,772) - See accompanying schedule: Unaffiliated issuers (cost $3,103,549)	$ 3,171,037
Fidelity Central Funds (cost $866,107)	909,967
Total Investments (cost $3,969,656)		$ 4,081,004
Cash		1
Receivable for investments sold, regular delivery		16,564
Receivable for TBA sale commitments		13,965
Receivable for fund shares sold		3,762
Interest receivable		12,975
Receivable from investment adviser for expense reductions		1
Other receivables		779
Total assets		4,129,051

Liabilities
Payable for investments purchased	$ 43,600
TBA sale commitments, at value	14,232
Payable for fund shares redeemed	2,835
Distributions payable	204
Accrued management fee	1,029
Distribution and service plan fees payable	147
Payable for daily variation margin for derivative instruments	97
Other affiliated payables	507
Other payables and accrued expenses	778
Collateral on securities loaned, at value	101,069
Total liabilities		164,498

Net Assets		$ 3,964,553
Net Assets consist of:
Paid in capital		$ 3,894,329
Distributions in excess of net investment income		(6,396)
Accumulated undistributed net realized gain (loss) on investments		(35,189)
Net unrealized appreciation (depreciation) on investments		111,809
Net Assets		$ 3,964,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($246,092 ÷ 23,505 shares)	$ 10.47

Maximum offering price per share (100/96.00 of $10.47)	$ 10.91
Class T: Net Asset Value and redemption price per share ($195,920 ÷ 18,716 shares)	$ 10.47

Maximum offering price per share (100/96.00 of $10.47)	$ 10.91
Class B: Net Asset Value and offering price per share ($8,687 ÷ 830 shares)A	$ 10.47

Class C: Net Asset Value and offering price per share ($58,119 ÷ 5,552 shares)A	$ 10.47

Government Income: Net Asset Value, offering price and redemption price per share ($3,157,293 ÷ 302,053 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($298,442 ÷ 28,509 shares)	$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 61,602
Income from Fidelity Central Funds		25,321
Total income		86,923

Expenses
Management fee	$ 12,820
Transfer agent fees	4,671
Distribution and service plan fees	1,909
Fund wide operations fee	1,562
Independent trustees' compensation	18
Miscellaneous	17
Total expenses before reductions	20,997
Expense reductions	(25)	20,972
Net investment income (loss)		65,951
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,313
Fidelity Central Funds	6,345
Futures contracts	10,710
Swaps	(7,650)
Total net realized gain (loss)		21,718
Change in net unrealized appreciation (depreciation) on: Investment securities	87,694
Futures contracts	1,239
Swaps	(714)
Delayed delivery commitments	(872)
Total change in net unrealized appreciation (depreciation)		87,347
Net gain (loss)		109,065
Net increase (decrease) in net assets resulting from operations		$ 175,016

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,951	$ 62,137
Net realized gain (loss)	21,718	(2,343)
Change in net unrealized appreciation (depreciation)	87,347	(204,263)
Net increase (decrease) in net assets resulting from operations	175,016	(144,469)
Distributions to shareholders from net investment income	(66,200)	(59,594)
Distributions to shareholders from net realized gain	(2,860)	(159,024)
Total distributions	(69,060)	(218,618)
Share transactions - net increase (decrease)	(454,179)	(779,262)
Total increase (decrease) in net assets	(348,223)	(1,142,349)

Net Assets
Beginning of period	4,312,776	5,455,125
End of period (including distributions in excess of net investment income of $6,396 and distributions in excess of net investment income of $880, respectively)	$ 3,964,553	$ 4,312,776

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.138	.105	.141	.015	.199	.242
Net realized and unrealized gain (loss)	.278	(.454)	.327	.199	.108	.424
Total from investment operations	.416	(.349)	.468	.214	.307	.666
Distributions from net investment income	(.139)	(.099)	(.135)	(.014)	(.191)	(.231)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.146)	(.421)	(.398)	(.014)	(.447)	(.596)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84
Total ReturnB, C, D	4.10%	(3.29)%	4.39%	2.00%	2.94%	6.44%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.77%	.76%A	.77%	.77%
Expenses net of all reductions	.77%	.77%	.77%	.76%A	.77%	.77%
Net investment income (loss)	1.34%	.99%	1.30%	1.61%A	1.88%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$ 246	$ 291	$ 380	$ 345	$ 329	$ 431
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.140	.107	.143	.015	.201	.243
Net realized and unrealized gain (loss)	.277	(.454)	.327	.209	.098	.425
Total from investment operations	.417	(.347)	.470	.224	.299	.668
Distributions from net investment income	(.140)	(.101)	(.137)	(.014)	(.193)	(.233)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.147)	(.423)	(.400)	(.014)	(.449)	(.598)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	4.12%	(3.27)%	4.41%	2.10%	2.86%	6.45%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.75%	.75%A	.76%	.76%
Expenses net of all reductions	.76%	.75%	.75%	.75%A	.76%	.76%
Net investment income (loss)	1.36%	1.01%	1.32%	1.62%A	1.89%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$ 196	$ 228	$ 309	$ 286	$ 272	$ 335
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.063	.028	.062	.008	.122	.164
Net realized and unrealized gain (loss)	.278	(.454)	.328	.210	.098	.425
Total from investment operations	.341	(.426)	.390	.218	.220	.589
Distributions from net investment income	(.064)	(.022)	(.057)	(.008)	(.114)	(.154)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.071)	(.344)	(.320)	(.008)	(.370)	(.519)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	3.36%	(3.99)%	3.64%	2.04%	2.10%	5.67%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.49%	1.49%A	1.50%	1.50%
Net investment income (loss)	.61%	.26%	.58%	.90%A	1.15%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 13	$ 20	$ 26	$ 25	$ 38
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011H	2011J	2010J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.059	.025	.060	.008	.121	.163
Net realized and unrealized gain (loss)	.278	(.443)	.318	.210	.098	.425
Total from investment operations	.337	(.418)	.378	.218	.219	.588
Distributions from net investment income	(.060)	(.020)	(.055)	(.008)	(.113)	(.153)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.067)	(.342)	(.318)	(.008)	(.369)	(.518)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C, D	3.32%	(3.93)%	3.53%	2.04%	2.09%	5.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of fee waivers, if any	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Expenses net of all reductions	1.54%	1.52%	1.51%	1.50%A	1.51%	1.51%
Net investment income (loss)	.57%	.24%	.56%	.88%A	1.14%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 73	$ 98	$ 95	$ 89	$ 118
Portfolio turnover rateG	131%	192%	222%	466%A, K	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended August 31,	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.171	.138	.175	.018	.233	.275
Net realized and unrealized gain (loss)	.278	(.453)	.328	.199	.108	.415
Total from investment operations	.449	(.315)	.503	.217	.341	.690
Distributions from net investment income	(.172)	(.133)	(.170)	(.017)	(.225)	(.265)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.179)	(.455)	(.433)	(.017)	(.481)	(.630)
Net asset value, end of period	$ 10.45	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82
Total ReturnB, C	4.45%	(2.99)%	4.73%	2.03%	3.27%	6.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%A	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%A	.45%	.45%
Net investment income (loss)	1.66%	1.31%	1.62%	1.91%A	2.20%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 3,157	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809
Portfolio turnover rateF	131%	192%	222%	466%A, J	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011G	2011I	2010I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.166	.133	.169	.017	.225	.267
Net realized and unrealized gain (loss)	.277	(.454)	.327	.210	.099	.425
Total from investment operations	.443	(.321)	.496	.227	.324	.692
Distributions from net investment income	(.166)	(.127)	(.163)	(.017)	(.218)	(.257)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)
Total distributions	(.173)	(.449)	(.426)	(.017)	(.474)	(.622)
Net asset value, end of period	$ 10.47	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84
Total ReturnB, C	4.38%	(3.03)%	4.66%	2.12%	3.10%	6.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of fee waivers, if any	.51%	.51%	.51%	.52%A	.52%	.53%
Expenses net of all reductions	.51%	.51%	.51%	.52%A	.52%	.53%
Net investment income (loss)	1.61%	1.26%	1.56%	1.84%A	2.13%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 298	$ 296	$ 334	$ 344	$ 344	$ 284
Portfolio turnover rateF	131%	192%	222%	466%A, J	430%	355%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended July 31.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%.

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for its Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 81,897
Gross unrealized depreciation	(11,900)
Net unrealized appreciation (depreciation) on securities	$ 69,997

Tax Cost	$ 4,011,007

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 3,985
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,229

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 69,060	$ 134,183
Long-term Capital Gains	-	84,435
Total	$ 69,060	$ 218,618

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the

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3. Significant Accounting Policies - continued

Repurchase Agreements - continued

deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 10,710	$ 1,239
Purchased Options	1,713	(1,216)
Swaps	(7,650)	(714)
Totals (a)	$ 4,773	$ (691)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

Annual Report

4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $84,123 and $210,448, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 649	$ 8
Class T	-%	.25%	521	2
Class B	.65%	.25%	94	68
Class C	.75%	.25%	645	52
			$ 1,909	$ 130

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	23
Class C*	12
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 452.17
Class T	327.16
Class B	26.25
Class C	121.19
Government Income	3,262.10
Institutional Class	483.16
	$ 4,671

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $224.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $23.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 3,486	$ 3,252
Class T	2,832	2,613
Class B	64	37
Class C	374	168
Government Income	54,450	49,780
Institutional Class	4,994	3,744
Total	$ 66,200	$ 59,594

Annual Report

10. Distributions to Shareholders - continued

Years ended August 31,	2014	2013
From net realized gain
Class A	$ 183	$ 11,175
Class T	147	8,673
Class B	8	596
Class C	46	2,876
Government Income	2,266	125,918
Institutional Class	210	9,786
Total	$ 2,860	$ 159,024

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	4,076	8,104	$ 42,098	$ 85,854
Reinvestment of distributions	333	1,265	3,442	13,433
Shares redeemed	(9,464)	(15,428)	(97,492)	(162,383)
Net increase (decrease)	(5,055)	(6,059)	$ (51,952)	$ (63,096)
Class T
Shares sold	3,767	7,402	$ 38,865	$ 78,470
Reinvestment of distributions	282	1,047	2,910	11,108
Shares redeemed	(7,679)	(14,316)	(79,131)	(151,179)
Net increase (decrease)	(3,630)	(5,867)	$ (37,356)	$ (61,601)
Class B
Shares sold	28	94	$ 284	$ 1,008
Reinvestment of distributions	5	46	54	489
Shares redeemed	(468)	(744)	(4,813)	(7,820)
Net increase (decrease)	(435)	(604)	$ (4,475)	$ (6,323)
Class C
Shares sold	725	1,670	$ 7,489	$ 17,648
Reinvestment of distributions	31	217	321	2,305
Shares redeemed	(2,355)	(3,719)	(24,278)	(39,071)
Net increase (decrease)	(1,599)	(1,832)	$ (16,468)	$ (19,118)
Government Income
Shares sold	58,390	64,692	$ 600,976	$ 682,510
Reinvestment of distributions	5,285	16,002	54,536	169,563
Shares redeemed	(96,607)	(139,613)	(993,763)	(1,466,267)
Net increase (decrease)	(32,932)	(58,919)	$ (338,251)	$ (614,194)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Institutional Class
Shares sold	9,661	10,037	$ 99,548	$ 106,129
Reinvestment of distributions	488	1,202	5,040	12,746
Shares redeemed	(10,680)	(12,650)	(110,265)	(133,805)
Net increase (decrease)	(531)	(1,411)	$ (5,677)	$ (14,930)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/13/14	10/10/14	$0.012

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $3,984,793, or, if subsequently determined to be different, the net capital gain of such year.

A total of 33.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $47,442,899 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVTI-UANN-1014
1.834231.107

Fidelity®

Total Bond

Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Bond Fund	7.00%	6.08%	5.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity® Total Bond Fund: For the year, the fund's Retail Class shares rose 7.00%, while the Barclays® U.S. Aggregate Bond Index and the Barclays® U.S. Universal Bond Index advanced 5.66% and 6.28%, respectively. Favorable sector allocation and security selection within the core investment-grade portion of the fund accounted for much of the fund's outperformance. We benefited from good security selection overall and an emphasis on the more credit-sensitive sectors of the investment-grade bond universe. We had a heavier weighting in corporate bonds, which performed considerably better than U.S. Treasury securities, in which the fund had a meaningful underweighting. Favorable positioning among corporate bonds also was advantageous. Most notable was our larger-than-benchmark exposure to financials, which outpaced the broader credit market. Security selection within industrials, led by communications and cable, was helpful. Performance was boosted by our larger-than-benchmark exposure to commercial mortgage-backed securities (CMBS). The fund's allocation to non-investment-grade securities was another contributor. Here, high-yield corporates, emerging-markets debt, CMBS and leveraged loans outpaced the index. In contrast, we held a relatively light stake in 30-year Treasuries, which outperformed as interest rates declined.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.75%
Actual		$ 1,000.00	$ 1,025.90	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class T	.78%
Actual		$ 1,000.00	$ 1,026.70	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.46%
Actual		$ 1,000.00	$ 1,023.10	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.43
Class C	1.52%
Actual		$ 1,000.00	$ 1,022.90	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Total Bond	.45%
Actual		$ 1,000.00	$ 1,028.40	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,028.20	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 50.5%	U.S. Government and U.S. Government Agency Obligations 45.2%
AAA 3.9%	AAA 3.9%
AA 2.0%	AA 2.6%
A 7.8%	A 9.6%
BBB 22.5%	BBB 24.1%
BB and Below 10.1%	BB and Below 11.4%
Not Rated 1.1%	Not Rated 1.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	7.1	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	5.0	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *	As of February 28, 2014 **
Corporate Bonds 32.3%	Corporate Bonds 35.6%
U.S. Government and U.S. Government Agency Obligations 50.5%	U.S. Government and U.S. Government Agency Obligations 45.2%
Asset-Backed Securities 1.0%	Asset-Backed Securities 1.3%
CMOs and Other Mortgage Related Securities 6.4%	CMOs and Other Mortgage Related Securities 7.7%
Municipal Bonds 1.8%	Municipal Bonds 1.9%
Stocks 0.1%	Stocks 0.1%
Other Investments 5.9%	Other Investments 6.4%
Short-Term Investments and Net Other Assets (Liabilities) 2.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

* Foreign investments	9.9%	** Foreign investments	10.6%
* Futures and Swaps	(0.5)%	** Futures and Swaps	(0.3)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.2%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 330,000	$ 339,900
6.25% 3/15/21		3,295,000	3,492,700
Dana Holding Corp. 6% 9/15/23		645,000	686,925
J.B. Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	2,109,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(l)		2,785,000	2,934,694
			9,563,219
Automobiles - 0.1%
Daimler Finance North America LLC 1.45% 8/1/16 (f)		7,526,000	7,597,648
General Motors Co. 3.5% 10/2/18		1,415,000	1,445,069
			9,042,717
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,237,486
4.25% 6/15/23		8,466,000	9,029,099
			10,266,585
Hotels, Restaurants & Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)		2,585,000	2,507,450
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		1,600,000	1,548,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	136,688
6.75% 6/1/19		475,000	501,125
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,005,000	1,042,688
5.375% 11/1/23		760,000	803,700
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		6,525,000	6,818,625
MCE Finance Ltd. 5% 2/15/21 (f)		5,470,000	5,442,650
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		635,000	652,463
NCL Corp. Ltd. 5% 2/15/18		3,950,000	4,038,875
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,385,000	2,563,875
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		3,530,000	3,503,525
11% 10/1/21 (f)		1,770,000	1,794,338
Playa Resorts Holding BV 8% 8/15/20 (f)		2,265,000	2,395,238
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		$ 4,835,000	$ 5,076,750
7.5% 10/15/27		1,885,000	2,172,463
Scientific Games Corp. 6.625% 5/15/21 (f)		5,265,000	4,580,550
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)		3,705,000	3,649,425
Times Square Hotel Trust 8.528% 8/1/26 (f)		779,690	985,477
Wynn Macau Ltd. 5.25% 10/15/21 (f)		1,110,000	1,129,425
			51,343,330
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,710,275
3.75% 3/1/19		1,430,000	1,433,575
4.375% 9/15/22		865,000	853,106
KB Home 4.75% 5/15/19		1,795,000	1,795,000
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,701,850
4.5% 6/15/19		1,860,000	1,897,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		5,225,000	5,460,125
8.5% 5/15/18 (e)		7,125,000	7,454,531
9.875% 8/15/19		2,460,000	2,727,525
Standard Pacific Corp. 8.375% 5/15/18		6,385,000	7,406,600
Toll Brothers Finance Corp.:
4% 12/31/18		1,935,000	1,968,863
4.375% 4/15/23		4,205,000	4,120,900
William Lyon Homes, Inc.:
5.75% 4/15/19		360,000	363,600
7% 8/15/22 (f)		2,900,000	2,979,750
			41,872,900
Media - 1.5%
Altice S.A. 7.75% 5/15/22 (f)		2,555,000	2,714,688
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	692,838
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,755,938
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		1,585,000	1,664,250
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		2,020,000	2,002,325
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.:
5.5% 12/15/16		$ 8,480,000	$ 8,395,200
9% 12/15/19		1,265,000	1,309,275
10% 1/15/18		3,090,000	2,881,425
Clear Channel Worldwide Holdings, Inc.:
Series A 6.5% 11/15/22		1,275,000	1,357,875
Series B 6.5% 11/15/22		1,525,000	1,631,750
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		2,335,000	2,358,350
Columbus International, Inc. 7.375% 3/30/21 (f)		7,905,000	8,606,569
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,517,981
6.45% 3/15/37		2,196,000	2,879,826
COX Communications, Inc. 3.25% 12/15/22 (f)		4,795,000	4,711,649
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,904,229
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,769,405
6.35% 6/1/40		6,392,000	7,888,425
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		6,615,000	7,474,950
MDC Partners, Inc. 6.75% 4/1/20 (f)		885,000	924,825
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(l)		3,555,000	3,492,788
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,294,465
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	5,866,410
News America, Inc.:
6.15% 3/1/37		4,759,000	5,776,993
6.15% 2/15/41		11,572,000	14,275,451
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20		1,345,000	1,351,725
5% 4/15/22 (f)		525,000	530,250
Numericable Group SA:
4.875% 5/15/19 (f)		1,475,000	1,493,438
5.375% 5/15/22 (Reg. S)	EUR	1,850,000	2,576,413
6% 5/15/22 (f)		2,550,000	2,626,500
6.25% 5/15/24 (f)		2,360,000	2,433,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,560,000	1,665,300
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (f)		2,205,000	2,282,175
Thomson Reuters Corp. 1.3% 2/23/17		3,690,000	3,693,203
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
4% 9/1/21		$ 20,277,000	$ 21,761,560
5.85% 5/1/17		3,419,000	3,817,047
6.75% 7/1/18		13,763,000	16,173,149
8.25% 4/1/19		24,391,000	30,684,610
Time Warner, Inc.:
5.875% 11/15/16		368,000	405,992
6.2% 3/15/40		11,792,000	14,262,176
6.5% 11/15/36		9,243,000	11,591,184
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,850,000	1,961,000
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,504,035
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(l)		215,000	220,913
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		3,025,000	3,297,250
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,295,000	3,673,925
13.375% 10/15/19		1,420,000	1,640,100
			245,793,575
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20		940,000	857,750
5.75% 2/15/18		1,320,000	1,267,200
7.4% 4/1/37		2,715,000	2,429,925
			4,554,875
Specialty Retail - 0.0%
Best Buy Co., Inc. 5% 8/1/18		1,675,000	1,725,250
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		500,000	515,000
			2,240,250
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.25% 8/15/21		2,085,000	2,178,825
TOTAL CONSUMER DISCRETIONARY			376,856,276
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Constellation Brands, Inc.:
4.25% 5/1/23		5,205,000	5,257,050
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc.: - continued
6% 5/1/22		$ 23,545,000	$ 26,517,556
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,295,766
2.75% 4/1/23 (f)		7,651,000	7,443,344
7.25% 3/10/15	GBP	4,000,000	6,847,455
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,724,550
			64,085,721
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
2.25% 12/5/18		8,524,000	8,611,090
4% 12/5/23		8,525,000	8,991,138
DS Waters of America, Inc. 10% 9/1/21		890,000	1,005,700
ESAL GmbH 6.25% 2/5/23 (f)		8,165,000	8,185,413
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		2,255,000	2,390,300
SUPERVALU, Inc. 6.75% 6/1/21		3,045,000	3,121,125
Tesco PLC 5% 3/24/23	GBP	1,500,000	2,696,934
WM Morrison Supermarkets PLC 4.75% 7/4/29 (Reg. S)	GBP	750,000	1,249,558
			36,251,258
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,610,479
3.2% 1/25/23		3,879,000	3,823,220
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		2,100,000	2,241,750
JBS Investments GmbH 7.25% 4/3/24 (f)		1,020,000	1,072,275
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)		4,410,000	4,410,000
7.25% 6/1/21 (f)		1,785,000	1,905,488
8.25% 2/1/20 (f)		1,510,000	1,625,515
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		560,000	544,712
Post Holdings, Inc. 6% 12/15/22 (f)		4,870,000	4,796,950
			25,030,389
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		2,290,000	2,169,775
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		$ 9,573,000	$ 9,364,098
4% 1/31/24		6,408,000	6,666,339
4.25% 8/9/42		9,573,000	9,046,179
4.75% 5/5/21		7,000,000	7,798,749
5.375% 1/31/44		10,973,000	12,199,266
9.7% 11/10/18		7,983,000	10,358,597
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,213,375
4.75% 11/1/42		11,385,000	11,121,790
6.15% 9/15/43		4,511,000	5,261,089
6.75% 6/15/17		3,719,000	4,228,555
7.25% 6/15/37		5,056,000	6,449,570
			89,707,607
TOTAL CONSUMER STAPLES			217,244,750
ENERGY - 4.8%
Energy Equipment & Services - 0.5%
Basic Energy Services, Inc. 7.75% 2/15/19		2,920,000	3,080,600
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	12,116,054
5.35% 3/15/20 (f)		8,816,000	9,743,990
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,201,521
5% 10/1/21		7,366,000	8,044,335
6.5% 4/1/20		738,000	858,431
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		3,697,000	3,854,123
Exterran Holdings, Inc. 7.25% 12/1/18		1,900,000	1,980,750
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,242,100
6% 10/1/22 (f)		995,000	997,488
Forbes Energy Services Ltd. 9% 6/15/19		3,798,000	3,892,950
Hornbeck Offshore Services, Inc.:
5% 3/1/21		890,000	869,975
5.875% 4/1/20		585,000	596,700
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	883,325
7.5% 11/1/19		4,920,000	5,030,700
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Energy Equipment & Services - continued
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		$ 920,000	$ 1,272,690
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,167,788
			75,833,520
Oil, Gas & Consumable Fuels - 4.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,510,000	2,641,775
4.875% 3/15/24		565,000	594,098
Afren PLC:
6.625% 12/9/20 (f)		580,000	552,566
10.25% 4/8/19 (Reg. S)		1,200,000	1,263,000
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7412% 8/1/19 (f)(l)		985,000	962,838
7.125% 11/1/20 (f)		790,000	766,300
7.375% 11/1/21 (f)		700,000	682,500
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	22,562,381
Approach Resources, Inc. 7% 6/15/21		3,010,000	3,130,400
Chesapeake Energy Corp.:
4.875% 4/15/22		1,465,000	1,532,683
6.125% 2/15/21		3,315,000	3,754,238
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	3,013,250
6.125% 7/15/22		1,240,000	1,348,500
Citgo Petroleum Corp. 6.25% 8/15/22 (f)		1,405,000	1,476,420
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,390,927
CONSOL Energy, Inc. 5.875% 4/15/22 (f)		2,935,000	3,067,075
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		680,000	703,800
7.75% 4/1/19		800,000	850,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	6,070,110
2.7% 4/1/19		1,124,000	1,139,331
3.875% 3/15/23		3,639,000	3,723,177
Denbury Resources, Inc. 5.5% 5/1/22		2,210,000	2,265,250
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		405,000	263,250
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,584,728
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services: - continued
6.45% 11/3/36 (f)		$ 13,741,000	$ 16,345,854
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,294,231
Enable Midstream Partners LP:
2.4% 5/15/19 (f)		4,028,000	4,014,937
3.9% 5/15/24 (f)		4,249,000	4,292,374
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,265,743
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		4,735,000	5,030,938
Energy Partners Ltd. 8.25% 2/15/18		2,510,000	2,660,600
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		2,155,000	2,418,988
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		785,000	828,175
9.375% 5/1/20		5,020,000	5,660,050
Gaz Capital SA (Luxembourg) 3.85% 2/6/20 (Reg. S)		1,000,000	912,500
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (f)		950,000	995,125
6.875% 5/16/17 (Reg. S)		200,000	209,500
Gibson Energy, Inc. 6.75% 7/15/21 (f)		1,935,000	2,089,800
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	240,599
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		650,000	728,000
7% 5/5/20 (f)		515,000	597,349
9.125% 7/2/18 (f)		835,000	1,005,131
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		765,000	767,678
5.75% 4/30/43 (f)		1,565,000	1,551,619
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		615,000	628,100
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,526,554
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	10,844,281
Motiva Enterprises LLC 5.75% 1/15/20 (f)		4,187,000	4,743,808
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,015,000	977,141
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,221,875
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,159,665
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		3,870,000	4,140,900
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		1,200,000	1,247,880
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		2,101,000	2,332,110
Pan American Energy LLC 7.875% 5/7/21 (f)		1,003,000	1,045,628
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Parsley Energy LLC/Parsley 7.5% 2/15/22 (f)		$ 3,130,000	$ 3,317,800
Peabody Energy Corp.:
6.25% 11/15/21		1,450,000	1,444,563
7.875% 11/1/26		725,000	746,750
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	1,072,275
Petro-Canada 6.05% 5/15/18		3,850,000	4,421,702
Petrobras Global Finance BV:
2.3736% 1/15/19 (l)		1,420,000	1,422,698
3% 1/15/19		1,920,000	1,891,910
3.25% 3/17/17		26,028,000	26,623,260
4.375% 5/20/23		20,096,000	19,828,321
4.875% 3/17/20		26,028,000	27,034,242
5.625% 5/20/43		18,504,000	17,947,030
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	5,120,455
3.875% 1/27/16		10,192,000	10,477,335
5.375% 1/27/21		45,375,000	47,838,863
5.75% 1/20/20		10,620,000	11,447,829
6.875% 1/20/40		1,405,000	1,581,328
7.875% 3/15/19		14,017,000	16,330,226
8.375% 12/10/18		355,000	423,191
Petroleos de Venezuela SA:
4.9% 10/28/14		2,300,000	2,288,270
6% 5/16/24 (f)		610,000	357,765
8.5% 11/2/17 (f)		8,150,000	7,302,400
9.75% 5/17/35 (f)		2,140,000	1,585,740
12.75% 2/17/22 (f)		1,515,000	1,420,313
Petroleos Mexicanos:
3.125% 1/23/19 (f)		1,776,000	1,845,974
3.5% 7/18/18		14,963,000	15,636,335
3.5% 1/30/23		11,489,000	11,385,599
4.875% 1/24/22		14,642,000	15,908,533
4.875% 1/18/24		4,601,000	5,005,888
4.875% 1/18/24 (f)		8,471,000	9,216,448
5.5% 1/21/21		12,069,000	13,577,625
5.5% 6/27/44		21,979,000	23,841,720
6% 3/5/20		2,928,000	3,359,880
6.375% 1/23/45 (f)		14,002,000	16,942,420
6.5% 6/2/41		22,517,000	27,470,740
6.625% (f)(g)		4,145,000	4,310,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (f)		$ 333,333	$ 359,167
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,674,631
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,402,856
6.125% 1/15/17		6,185,000	6,892,286
PT Adaro Indonesia 7.625% 10/22/19 (f)		2,125,000	2,210,000
PT Pertamina Persero:
4.3% 5/20/23 (f)		400,000	392,200
4.3% 5/20/23 (Reg S.)		200,000	196,100
4.875% 5/3/22 (f)		845,000	866,125
5.25% 5/23/21 (f)		815,000	856,769
5.625% 5/20/43 (f)		500,000	483,125
5.625% 5/20/43 (Reg. S)		200,000	193,250
6% 5/3/42 (f)		1,095,000	1,103,213
6.5% 5/27/41 (f)		1,500,000	1,593,750
Rice Energy, Inc. 6.25% 5/1/22 (f)		4,425,000	4,524,563
Rosetta Resources, Inc.:
5.625% 5/1/21		2,125,000	2,175,469
5.875% 6/1/24		535,000	544,363
Samson Investment Co. 9.75% 2/15/20 (l)		2,440,000	2,488,800
SemGroup Corp. 7.5% 6/15/21		6,105,000	6,593,400
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	1,900,000	2,639,525
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	346,995
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,882,685
2.95% 9/25/18		1,960,000	2,031,328
4.6% 6/15/21		2,694,000	2,956,134
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		1,155,000	1,152,113
5.25% 5/1/23		1,140,000	1,199,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		505,000	531,513
The Williams Companies, Inc.:
3.7% 1/15/23		3,953,000	3,792,243
4.55% 6/24/24		36,256,000	36,516,246
Western Gas Partners LP 5.375% 6/1/21		16,424,000	18,667,765
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,248,400
Whiting Petroleum Corp. 5% 3/15/19		2,815,000	2,969,825
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
4.125% 11/15/20		$ 2,399,000	$ 2,552,850
4.3% 3/4/24		8,588,000	8,984,319
YPF SA:
8.75% 4/4/24 (f)		1,690,000	1,757,600
8.875% 12/19/18 (f)		1,895,000	2,008,700
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,145,000	1,242,211
			683,572,327
TOTAL ENERGY			759,405,847
FINANCIALS - 14.3%
Banks - 5.2%
Banco Daycoval SA 5.75% 3/19/19 (f)		575,000	598,426
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		310,000	322,400
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,400,000	1,809,568
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (f)		12,355,000	12,663,875
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (f)		4,500,000	4,527,666
Bank of America Corp.:
3.3% 1/11/23		31,429,000	31,171,691
3.875% 3/22/17		25,777,000	27,366,745
4.1% 7/24/23		11,481,000	11,991,307
4.2% 8/26/24		16,813,000	17,069,163
5.65% 5/1/18		8,780,000	9,874,014
5.75% 12/1/17		21,955,000	24,625,892
5.875% 1/5/21		6,530,000	7,614,666
6.5% 8/1/16		9,000,000	9,891,684
Bank of America NA 5.3% 3/15/17		3,467,000	3,780,784
Bank of Ireland 3.25% 1/15/19 (Reg. S)	EUR	1,800,000	2,494,813
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,316,388
4.25% 1/12/22	GBP	4,000,000	7,386,578
BBVA Paraguay SA 9.75% 2/11/16 (f)		1,145,000	1,228,013
BPCE SA 2.75% 7/8/26 (Reg. S) (l)	EUR	3,900,000	5,239,755
Capital One NA 2.95% 7/23/21		18,827,000	18,857,123
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,226,456
2.5% 7/29/19		30,853,000	30,975,733
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
3.375% 3/1/23		$ 5,193,000	$ 5,224,277
3.953% 6/15/16		11,847,000	12,452,962
4.05% 7/30/22		5,303,000	5,466,481
4.75% 5/19/15		12,211,000	12,569,649
5.3% 5/6/44		28,968,000	31,091,905
5.5% 9/13/25		4,478,000	5,017,689
6.125% 5/15/18		3,779,000	4,334,188
Credit Agricole SA 5.971% 2/1/18	EUR	2,500,000	3,799,050
Credit Suisse AG 6% 2/15/18		18,058,000	20,392,267
Danske Bank A/S 3.75% 4/1/15 (f)		2,500,000	2,546,305
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		820,000	785,683
Development Bank of Philippines 8.375% (g)(l)		1,655,000	1,787,052
Discover Bank:
4.2% 8/8/23		7,852,000	8,268,258
7% 4/15/20		2,030,000	2,432,275
8.7% 11/18/19		2,958,000	3,725,187
European Investment Bank 3.875% 6/8/37	GBP	400,000	739,237
Fifth Third Bancorp:
4.5% 6/1/18		798,000	868,254
8.25% 3/1/38		4,667,000	7,015,649
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,300,000	1,346,150
6.25% 4/30/19 (f)		1,475,000	1,549,488
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		1,600,000	1,680,000
7.75% 7/5/17 (Reg. S)		350,000	367,500
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,951,811
HSBC Bank PLC 5% 3/20/23 (l)	GBP	1,400,000	2,479,653
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,428,955
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,161,946
HSBK BV:
7.25% 5/3/17 (f)		835,000	878,838
7.25% 5/3/17 (Reg. S)		250,000	263,125
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,433,422
Intesa Sanpaolo SpA 5.017% 6/26/24 (f)		4,000,000	4,037,976
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		580,000	624,428
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,508,973
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2% 8/15/17		$ 11,000,000	$ 11,178,959
3.25% 9/23/22		18,423,000	18,535,841
4.25% 10/15/20		6,995,000	7,567,988
4.35% 8/15/21		20,267,000	22,002,402
4.5% 1/24/22		22,046,000	24,156,442
4.625% 5/10/21		6,879,000	7,606,908
4.95% 3/25/20		22,079,000	24,733,757
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,777,276
KeyBank NA:
5.45% 3/3/16		3,939,000	4,205,844
6.95% 2/1/28		1,977,000	2,541,084
Magyar Export-Import Bank 5.5% 2/12/18 (f)		150,000	160,875
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,661,972
5% 1/17/17		14,669,000	15,682,515
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	3,300,000	5,131,264
Regions Bank:
6.45% 6/26/37		24,618,000	29,349,850
7.5% 5/15/18		24,647,000	29,083,115
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,069,609
5.75% 6/15/15		2,005,000	2,082,515
7.75% 11/10/14		6,404,000	6,483,762
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		31,953,000	32,593,402
6% 12/19/23		15,025,000	16,335,450
6.1% 6/10/23		16,183,000	17,668,891
6.125% 12/15/22		24,107,000	26,364,404
SB Capital SA 5.5% 2/26/24 (f)(l)		585,000	510,413
Synovus Financial Corp. 5.125% 6/15/17		190,000	194,750
Wachovia Bank NA 6% 11/15/17		2,243,000	2,550,542
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,286,165
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,271,592
3.676% 6/15/16		4,301,000	4,522,003
4.48% 1/16/24		4,804,000	5,151,632
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		610,000	629,032
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Yapi ve Kredi Bankasi A/S: - continued
6.75% 2/8/17 (f)		$ 1,480,000	$ 1,590,556
Zenith Bank PLC 6.25% 4/22/19 (f)		1,695,000	1,686,864
			824,629,047
Capital Markets - 1.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24		4,446,000	4,645,559
Bank Nederlandse Gemeenten NV 1% 3/19/19 (Reg S.)	EUR	1,550,000	2,095,094
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,017,738
2.625% 1/31/19		27,086,000	27,414,716
2.9% 7/19/18		17,494,000	17,990,095
5.25% 7/27/21		17,105,000	19,278,361
5.625% 1/15/17		3,200,000	3,501,917
5.95% 1/18/18		4,975,000	5,613,790
Lazard Group LLC:
4.25% 11/14/20		5,598,000	5,900,432
6.85% 6/15/17		4,817,000	5,462,020
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,661,503
2.375% 7/23/19		30,703,000	30,637,081
4.875% 11/1/22		14,724,000	15,907,206
5% 11/24/25		3,189,000	3,424,667
5.45% 1/9/17		13,970,000	15,300,908
5.625% 9/23/19		12,714,000	14,528,224
5.75% 1/25/21		19,879,000	23,082,720
6.625% 4/1/18		16,118,000	18,663,258
			268,125,289
Consumer Finance - 1.4%
Ally Financial, Inc. 4.75% 9/10/18		1,250,000	1,315,625
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,610,874
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		570,000	615,600
Discover Financial Services:
3.85% 11/21/22		10,130,000	10,375,116
5.2% 4/27/22		12,545,000	13,939,502
6.45% 6/12/17		10,366,000	11,674,531
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,244,217
1.7% 5/9/16		19,473,000	19,681,478
2.875% 10/1/18		13,000,000	13,384,592
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
1% 12/11/15		$ 10,247,000	$ 10,317,561
4.625% 1/7/21		19,476,000	21,800,013
4.65% 10/17/21		5,377,000	6,024,816
5.625% 9/15/17		5,858,000	6,581,633
5.625% 5/1/18		25,000,000	28,452,875
Hyundai Capital America:
1.45% 2/6/17 (f)		14,591,000	14,603,315
1.625% 10/2/15 (f)		9,515,000	9,587,076
1.875% 8/9/16 (f)		2,974,000	3,014,738
2.125% 10/2/17 (f)		5,048,000	5,116,729
2.875% 8/9/18 (f)		5,276,000	5,442,236
SLM Corp.:
4.875% 6/17/19		2,160,000	2,260,440
5.5% 1/15/19		2,025,000	2,151,563
8% 3/25/20		950,000	1,097,250
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,367,167
3% 8/15/19		4,907,000	4,977,430
3.75% 8/15/21		7,409,000	7,561,492
4.25% 8/15/24		7,458,000	7,635,001
			228,832,870
Diversified Financial Services - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17 (f)		2,005,000	2,005,000
3.75% 5/15/19 (f)		1,840,000	1,853,800
4.5% 5/15/21 (f)		1,775,000	1,812,630
Aquarius Investments Luxemburg 8.25% 2/18/16		1,425,000	1,465,517
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		3,215,000	2,700,600
BP Capital Markets PLC:
3.814% 2/10/24		11,032,000	11,576,782
4.5% 10/1/20		5,954,000	6,570,590
4.742% 3/11/21		8,800,000	9,864,888
City of Buenos Aires 9.95% 3/1/17 (f)		1,623,000	1,567,818
Cogent Communications Finance, Inc. 5.625% 4/15/21 (f)		645,000	643,388
European Financial Stability Facility 3.375% 4/3/37 (Reg S.)	EUR	440,000	751,271
Five Corners Funding Trust 4.419% 11/15/23 (f)		12,460,000	13,299,617
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.:
3.25% 5/15/18		$ 810,000	$ 816,075
3.5% 7/10/19		2,185,000	2,200,640
4.75% 8/15/17		645,000	678,218
GTB Finance BV:
6% 11/8/18 (f)		1,475,000	1,452,875
7.5% 5/19/16 (f)		845,000	880,913
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		965,000	962,588
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		3,185,000	3,272,588
5.875% 2/1/22		7,365,000	7,678,013
6% 8/1/20		4,745,000	5,065,288
ILFC E-Capital Trust I 5.02% 12/21/65 (f)(l)		3,955,000	3,821,519
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(l)		3,530,000	3,503,525
Imperial Tobacco Finance 9% 2/17/22	GBP	2,000,000	4,483,680
KfW:
1.5% 6/11/24	EUR	470,000	646,624
4.875% 3/15/37	GBP	2,080,000	4,488,907
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,232,200
Nationwide Building Society 5.625% 1/28/26 (Reg. S)	GBP	4,000,000	8,333,023
NSG Holdings II, LLC 7.75% 12/15/25 (f)		10,130,000	10,940,400
Porterbrook Rail Finance Ltd.:
4.625% 4/4/29	GBP	1,400,000	2,459,363
5.5% 4/20/19	GBP	1,500,000	2,748,113
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	13,670,607
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	850,000	1,200,622
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,685,447
5.15% 3/15/20		3,761,000	4,234,604
TMK Capital SA 7.75% 1/27/18		2,900,000	2,871,000
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (l)		4,915,000	5,111,600
			149,550,333
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (f)		2,566,000	2,565,446
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,486,650
4.875% 6/1/22		3,590,000	4,029,883
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
5.6% 10/18/16		$ 10,702,000	$ 11,696,216
Aon Corp.:
3.125% 5/27/16		11,274,000	11,682,852
3.5% 9/30/15		4,451,000	4,588,687
5% 9/30/20		3,854,000	4,337,373
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (l)		3,600,000	3,807,000
Assicurazioni Generali SpA 7.75% 12/12/42 (l)	EUR	2,000,000	3,337,433
Aviva PLC 3.875% 7/3/44 (Reg. S) (l)	EUR	2,950,000	3,934,295
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	565,314
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)		1,859,000	1,924,065
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,897,105
5.375% 3/15/17		194,000	213,040
Liberty Mutual Group, Inc. 5% 6/1/21 (f)		12,644,000	13,978,916
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,903,173
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		3,840,000	4,430,039
MetLife, Inc.:
3.048% 12/15/22		12,433,000	12,491,995
4.368% 9/15/23		9,625,000	10,489,335
4.75% 2/8/21		4,032,000	4,546,326
6.75% 6/1/16		7,610,000	8,392,833
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	7,923,162
Muenchener Rueckversicherungs AG 6% 5/26/41 (l)	EUR	1,600,000	2,549,433
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	11,095,637
Pacific LifeCorp:
5.125% 1/30/43 (f)		15,436,000	16,453,433
6% 2/10/20 (f)		12,654,000	14,528,045
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,648,212
4.5% 11/16/21		6,390,000	7,022,399
6.2% 11/15/40		4,318,000	5,462,948
7.375% 6/15/19		3,230,000	3,972,325
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,799,110
Unum Group:
5.625% 9/15/20		8,386,000	9,605,350
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
5.75% 8/15/42		$ 16,937,000	$ 20,278,247
7.125% 9/30/16		587,000	659,058
			246,295,335
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,891,288
4.6% 4/1/22		4,025,000	4,286,758
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,500,199
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,274,259
4.2% 12/15/23		12,000,000	12,844,236
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,181,413
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,677,452
4.25% 1/15/24		9,191,000	9,730,144
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,315,555
Crown Castle International Corp. 4.875% 4/15/22		2,235,000	2,274,113
DDR Corp.:
4.75% 4/15/18		11,273,000	12,215,772
7.5% 4/1/17		5,574,000	6,375,285
7.875% 9/1/20		323,000	406,278
9.625% 3/15/16		3,691,000	4,174,215
Developers Diversified Realty Corp. 4.625% 7/15/22		8,808,000	9,441,709
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,264,744
3.875% 10/15/22		11,543,000	11,844,122
4.375% 6/15/22		7,323,000	7,747,331
5.95% 2/15/17		1,109,000	1,223,101
6.5% 1/15/18		3,795,000	4,315,351
6.75% 3/15/20		10,379,000	12,358,535
8.25% 8/15/19		75,000	94,062
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,182,862
5.375% 10/15/15		1,403,000	1,471,204
6% 9/15/17		1,212,000	1,346,915
6.25% 1/15/17		1,027,000	1,132,451
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,912,811
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17		$ 620,000	$ 691,172
Hammerson PLC 4.875% 6/19/15	EUR	3,500,000	4,755,921
HCP, Inc. 3.75% 2/1/16		6,084,000	6,330,852
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,218,751
4.7% 9/15/17		1,538,000	1,677,335
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	679,442
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,450,045
6.25% 6/15/17		1,232,000	1,318,909
6.65% 1/15/18		867,000	961,414
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,689,290
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (f)		3,875,000	4,002,836
5.875% 3/15/24		290,000	304,500
6.75% 10/15/22		345,000	371,738
Retail Opportunity Investments Partnership LP 5% 12/15/23		2,030,000	2,185,230
Senior Housing Properties Trust 6.75% 4/15/20		250,000	286,812
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,923,672
The Geo Group, Inc. 5.875% 1/15/22		2,630,000	2,689,175
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,746,340
			213,765,599
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19		4,548,000	4,549,305
3.85% 4/15/16		11,000,000	11,499,598
4.25% 7/15/22		5,809,000	6,041,581
6.125% 4/15/20		3,429,000	3,964,678
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,951,308
4.95% 4/15/18		12,690,000	13,746,988
5.7% 5/1/17		7,049,000	7,714,404
6% 4/1/16		2,699,000	2,888,834
7.5% 5/15/15		1,584,000	1,655,931
CBRE Group, Inc.:
5% 3/15/23		465,000	471,417
6.625% 10/15/20		285,000	299,963
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,626,991
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Deutsche Annington Finance BV 4.625% 4/8/74 (Reg S.) (l)	EUR	1,500,000	$ 2,023,647
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,092,241
5.25% 3/15/21		5,708,000	6,236,743
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,824,694
4.625% 12/15/21		17,159,000	19,037,224
4.75% 7/15/20		7,700,000	8,602,309
5.25% 9/15/14		1,310,000	1,311,927
5.375% 8/1/16		2,768,000	3,004,279
5.75% 6/15/17		14,407,000	16,129,400
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,003,812
5.5% 3/15/17		3,597,000	3,959,543
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	161,108
5.875% 6/15/19		150,000	159,510
6% 11/1/20		105,000	114,118
Howard Hughes Corp. 6.875% 10/1/21 (f)		2,035,000	2,154,556
Hunt Companies, Inc. 9.625% 3/1/21 (f)		870,000	917,850
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	62,725
11.5% 7/20/20 (Reg. S)		5,000	5,350
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,456,976
4.125% 6/15/22		6,280,000	6,587,481
4.4% 2/15/24		13,017,000	13,772,181
4.75% 10/1/20		11,282,000	12,221,486
5.125% 3/2/15		1,405,000	1,435,101
5.5% 12/15/16		1,891,000	2,058,787
6.625% 10/1/17		4,835,000	5,507,273
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,318,707
3.15% 5/15/23		14,735,000	13,384,537
4.5% 4/18/22		4,072,000	4,136,277
5.8% 1/15/16		10,000,000	10,587,220
7.75% 8/15/19		700,000	840,272
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,347,668
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP: - continued
6.05% 9/1/16		$ 2,000,000	$ 2,176,260
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,528,459
Prime Property Funding, Inc. 5.7% 4/15/17 (f)		4,546,000	4,887,664
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		1,335,000	1,335,000
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,614,808
Regency Centers LP:
5.25% 8/1/15		6,456,000	6,720,289
5.875% 6/15/17		2,874,000	3,198,581
Tanger Properties LP:
3.875% 12/1/23		4,812,000	4,934,013
6.125% 6/1/20		14,318,000	16,683,047
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,736,694
3.75% 5/1/24		20,000,000	20,026,300
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,105,489
4% 4/30/19		3,747,000	4,016,788
4.25% 3/1/22		300,000	317,381
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,982,459
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		570,000	570,000
5.875% 6/15/24 (f)		415,000	423,300
			340,122,532
Thrifts & Mortgage Finance - 0.1%
Coventry Building Society 4.625% 4/19/18 (Reg. S)	GBP	4,000,000	7,265,069
Ocwen Financial Corp. 6.625% 5/15/19 (f)		2,930,000	2,842,100
Wrightwood Capital LLC 1.9% 4/20/20 (c)		2,852	12,919
			10,120,088
TOTAL FINANCIALS			2,281,441,093
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17		$ 14,862,000	$ 14,858,299
2.2% 5/22/19		14,136,000	14,121,157
			28,979,456
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		440,000	464,200
7.75% 2/15/19		435,000	460,013
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	962,000
8.75% 3/15/18		1,590,000	1,689,375
9.875% 4/15/18		1,180,000	1,261,125
			4,836,713
Health Care Providers & Services - 0.7%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,752,186
AmSurg Corp. 5.625% 7/15/22 (f)		925,000	945,813
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,194,400
5.125% 8/1/21 (f)		635,000	650,875
6.875% 2/1/22 (f)		3,085,000	3,277,813
8% 11/15/19		4,755,000	5,171,063
Coventry Health Care, Inc. 5.95% 3/15/17		1,747,000	1,944,266
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	27,524,357
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (f)		1,670,000	1,799,425
HCA Holdings, Inc.:
3.75% 3/15/19		2,160,000	2,176,200
5% 3/15/24		2,970,000	3,025,688
8% 10/1/18		2,120,000	2,480,400
HealthSouth Corp. 7.25% 10/1/18		3,744,000	3,893,760
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,202,104
4.125% 9/15/20		7,486,000	8,022,844
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	506,250
5.5% 2/1/21		5,070,000	5,279,138
Tenet Healthcare Corp.:
5% 3/1/19 (f)		1,285,000	1,301,063
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
6% 10/1/20		$ 860,000	$ 933,100
6.25% 11/1/18		825,000	899,250
8.125% 4/1/22		6,715,000	7,730,644
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,346,848
2.875% 3/15/23		16,114,000	15,983,573
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,459,116
			112,500,176
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,109,625
2.4% 2/1/19		1,959,000	1,979,207
4.15% 2/1/24		3,010,000	3,179,689
			8,268,521
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,577,950
2.9% 11/6/22		13,855,000	13,623,400
Bayer AG 3% 7/1/75 (Reg S.) (l)	EUR	1,500,000	2,009,949
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		740,000	760,350
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,632,339
Perrigo Co. PLC:
1.3% 11/8/16 (f)		2,954,000	2,950,624
2.3% 11/8/18 (f)		3,161,000	3,155,541
Valeant Pharmaceuticals International:
6.75% 8/15/18 (f)		2,555,000	2,733,850
6.875% 12/1/18 (f)		1,710,000	1,780,538
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,776,956
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,006,389
3.25% 2/1/23		4,892,000	4,894,441
			55,902,327
TOTAL HEALTH CARE			210,487,193
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)		8,071,000	9,451,714
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
British Aerospace PLC 10.75% 11/24/14	GBP	2,500,000	$ 4,233,590
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		6,490,000	6,425,100
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,530,000
6% 7/15/22 (f)		885,000	900,488
6.5% 7/15/24 (f)		870,000	891,750
Triumph Group, Inc.:
4.875% 4/1/21		1,040,000	1,037,400
5.25% 6/1/22 (f)		375,000	374,063
			27,844,105
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		1,165,000	1,211,600
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (f)		1,465,000	1,524,406
7.75% 4/15/21 (f)		2,365,000	2,483,250
Allegiant Travel Co. 5.5% 7/15/19		1,145,000	1,187,938
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21		221,430	230,287
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		269,643	308,741
6.125% 4/29/18		240,000	254,400
6.648% 3/15/19		1,569,862	1,671,903
6.9% 7/2/19		603,310	645,542
9.25% 5/10/17		1,685,988	1,871,446
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (f)		1,515,000	1,605,900
6.75% 5/23/17		1,515,000	1,605,900
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		531,952	594,456
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,546,600
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,734,363
Series 2013-1 Class B, 5.375% 5/15/23		335,000	345,888
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,398,846	1,512,502
8.36% 1/20/19		1,051,700	1,167,387
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		685,169	753,686
12% 1/15/16 (f)		325,034	359,975
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc.:
6% 12/1/20		$ 2,600,000	$ 2,687,750
6% 7/15/26		2,625,000	2,557,734
6% 7/15/28		1,725,000	1,660,313
6.375% 6/1/18		140,000	147,700
			28,458,067
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (f)		2,030,000	2,177,175
6.875% 8/15/18 (f)		3,055,000	3,169,563
HD Supply, Inc. 7.5% 7/15/20		3,775,000	4,058,125
Masco Corp. 5.95% 3/15/22		740,000	807,525
			10,212,388
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		3,640,000	3,876,600
ADT Corp.:
4.125% 4/15/19		2,140,000	2,145,350
4.125% 6/15/23		735,000	683,550
6.25% 10/15/21		2,065,000	2,183,738
APX Group, Inc.:
6.375% 12/1/19		5,200,000	5,278,000
8.75% 12/1/20		5,060,000	5,034,700
8.75% 12/1/20 (f)		1,365,000	1,358,175
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		4,560,000	4,742,400
Cenveo Corp. 6% 8/1/19 (f)		555,000	548,063
Garda World Security Corp.:
7.25% 11/15/21 (f)		1,270,000	1,300,163
7.25% 11/15/21 (f)		400,000	409,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		3,500,000	3,745,000
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		570,000	607,050
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,321,600
7% 2/15/22		660,000	721,050
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	3,850,000	5,393,594
Tervita Corp. 9.75% 11/1/19 (f)		1,865,000	1,869,663
			41,218,196
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Construction & Engineering - 0.0%
MasTec, Inc. 4.875% 3/15/23		$ 1,255,000	$ 1,223,625
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	19,874,000
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,340,000	1,417,050
Schaeffler Finance BV:
4.25% 5/15/21 (f)		1,345,000	1,341,638
4.75% 5/15/21 (f)		1,540,000	1,570,800
			4,329,488
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		3,210,000	3,338,400
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)		4,275,000	4,424,625
8.125% 2/15/19		2,885,000	2,996,794
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		885,000	917,081
			11,676,900
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,381,275
Road & Rail - 0.0%
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,802,435
Hertz Corp.:
4.25% 4/1/18		1,485,000	1,492,425
6.25% 10/15/22		3,005,000	3,132,713
JSC Georgian Railway 7.75% 7/11/22 (f)		850,000	937,975
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (Reg. S)		330,000	372,900
			7,738,448
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.875% 4/1/21		14,814,000	14,962,140
4.75% 3/1/20		11,796,000	12,562,740
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,602,563
6.25% 12/1/19		830,000	898,475
6.75% 4/15/17		725,000	788,438
Building Materials Holding Corp. 9% 9/15/18 (f)		2,690,000	2,905,200
FLY Leasing Ltd. 6.75% 12/15/20		2,300,000	2,443,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.:
3.875% 4/15/18		$ 1,020,000	$ 1,036,575
4.625% 4/15/21		955,000	977,729
5.875% 8/15/22		1,575,000	1,720,688
6.25% 5/15/19		1,640,000	1,818,268
			41,716,566
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		1,749,240	1,792,971
10.75% 12/1/20 (Reg. S)		98,040	100,491
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,500,000	2,875,169
			4,768,631
TOTAL INDUSTRIALS			203,653,289
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		200,000	203,000
6.75% 11/15/20 (f)		3,575,000	3,780,563
8.875% 1/1/20 (f)		1,970,000	2,191,625
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		1,195,000	1,254,750
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,600,000	1,562,000
Lucent Technologies, Inc.:
6.45% 3/15/29		5,280,000	5,161,200
6.5% 1/15/28		1,547,000	1,516,060
			15,669,198
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,264,236
6.55% 10/1/17		1,383,000	1,584,318
			3,848,554
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (f)		3,665,000	3,774,950
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (f)		$ 2,670,000	$ 2,349,600
VeriSign, Inc. 4.625% 5/1/23		1,560,000	1,532,700
			7,657,250
IT Services - 0.0%
Audatex North America, Inc. 6% 6/15/21 (f)		3,200,000	3,392,000
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		695,000	663,725
Xerox Corp. 4.25% 2/15/15		368,000	374,113
			4,429,838
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6.75% 3/1/19 (f)		1,910,000	2,000,725
7% 7/1/24 (f)		985,000	1,002,238
ASML Holding NV 3.375% 9/19/23	EUR	2,800,000	4,131,584
Micron Technology, Inc. 5.875% 2/15/22 (f)		310,000	332,088
NXP BV/NXP Funding LLC 3.75% 6/1/18 (f)		1,725,000	1,733,625
Viasystems, Inc. 7.875% 5/1/19 (f)		1,825,000	1,888,875
			11,089,135
Software - 0.1%
Activision Blizzard, Inc. 5.625% 9/15/21 (f)		1,400,000	1,513,750
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		3,600,000	3,636,000
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(l)		1,405,000	1,348,800
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(l)		415,000	422,263
Nuance Communications, Inc. 5.375% 8/15/20 (f)		5,915,000	5,944,575
			12,865,388
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 4.75% 1/1/25 (f)		1,390,000	1,417,800
TOTAL INFORMATION TECHNOLOGY			56,977,163
MATERIALS - 1.1%
Chemicals - 0.2%
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,152,588
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		3,175,000	3,246,438
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		1,670,000	1,753,500
Symrise AG 2% 7/10/19	EUR	2,850,000	3,794,188
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.:
4.125% 11/15/21		$ 10,888,000	$ 11,662,888
4.25% 11/15/20		5,898,000	6,429,203
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,926,000	9,573,135
Tronox Finance LLC 6.375% 8/15/20		2,435,000	2,508,050
			40,119,990
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (f)		1,220,000	1,268,800
CRH America, Inc. 6% 9/30/16		2,286,000	2,509,132
Headwaters, Inc.:
7.25% 1/15/19		520,000	547,300
7.625% 4/1/19		1,235,000	1,302,925
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	834,240
U.S. Concrete, Inc. 8.5% 12/1/18		670,000	723,600
			7,185,997
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(l)		615,000	626,390
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2318% 12/15/19 (f)(l)		2,205,000	2,193,975
4.25% 1/15/22 (Reg S.)	EUR	1,950,000	2,530,175
6% 6/30/21 (f)		1,605,000	1,588,950
6.25% 1/31/19 (f)		515,000	520,150
6.75% 1/31/21 (f)		595,000	606,900
7% 11/15/20 (f)		1,082,647	1,101,593
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (f)		1,435,000	1,456,525
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,692,125
Sappi Papier Holding GmbH:
6.625% 4/15/21 (f)		6,285,000	6,599,250
7.75% 7/15/17 (f)		1,240,000	1,354,700
			25,270,733
Metals & Mining - 0.7%
Alrosa Finance SA 7.75% 11/3/20 (f)		900,000	929,673
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	11,993,458
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.25% 7/17/42 (f)		$ 2,453,000	$ 2,315,009
5.625% 10/18/43 (f)		12,481,000	14,411,187
EVRAZ Group SA:
6.5% 4/22/20 (f)		1,155,000	1,027,950
9.5% 4/24/18 (Reg. S)		1,925,000	1,984,829
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		1,380,000	1,276,500
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (f)		1,635,000	1,790,325
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		1,255,000	1,142,050
4.875% 10/7/20 (Reg. S)		200,000	182,000
Imperial Metals Corp. 7% 3/15/19 (f)		180,000	168,300
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		4,730,000	4,789,125
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	132,040
10.25% 5/20/15 (f)		3,700,000	2,793,500
10.25% 5/20/15 (Reg. S)		100,000	75,500
Murray Energy Corp.:
8.625% 6/15/21 (f)		2,210,000	2,342,600
9.5% 12/5/20 (f)		1,935,000	2,128,500
New Gold, Inc. 6.25% 11/15/22 (f)		4,830,000	5,071,500
Nord Gold NV 6.375% 5/7/18 (f)		2,080,000	2,007,096
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		2,050,000	1,957,750
5.625% 4/29/20 (Reg. S)		200,000	191,000
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,392,774
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	985,125
11.25% 10/15/18		3,100,000	3,441,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		1,600,000	1,592,000
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	1,169,075
7.5% 7/27/35		910,000	1,112,457
Steel Dynamics, Inc. 6.125% 8/15/19		2,683,000	2,870,810
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,526,560
6.25% 1/11/16		5,000,000	5,340,450
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.: - continued
6.25% 1/23/17		$ 5,581,000	$ 6,213,048
Walter Energy, Inc. 11% 4/1/20 pay-in-kind (f)(l)		370,000	278,425
			106,631,616
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	0
TOTAL MATERIALS			179,208,336
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
Altice Financing SA:
6.5% 1/15/22 (f)		1,865,000	1,962,913
7.875% 12/15/19 (f)		2,860,000	3,094,005
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	500,000	753,879
9.875% 12/15/20 (f)		6,135,000	6,959,115
AT&T, Inc. 6.3% 1/15/38		16,665,000	20,827,884
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	54,505
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,037,610
6% 4/1/17		2,432,000	2,632,640
6.15% 9/15/19		6,992,000	7,638,760
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,180,951
7.995% 6/1/36		4,717,000	5,306,106
Emirates Telecommunications Corp. 2.75% 6/18/26	EUR	2,950,000	4,060,270
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		2,590,000	2,764,825
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		605,000	651,888
7.375% 7/29/20		200,000	215,500
Level 3 Escrow II, Inc. 5.375% 8/15/22 (f)		2,835,000	2,849,175
Level 3 Financing, Inc. 3.8229% 1/15/18 (f)(l)		3,170,000	3,185,850
Sprint Capital Corp.:
6.875% 11/15/28		705,000	687,375
8.75% 3/15/32		3,305,000	3,685,075
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	1,500,000	2,869,287
Telefonica Emisiones S.A.U. 4.949% 1/15/15		1,618,000	1,642,374
TW Telecom Holdings, Inc.:
5.375% 10/1/22		1,715,000	1,865,063
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom Holdings, Inc.: - continued
6.375% 9/1/23		$ 865,000	$ 977,450
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,959,206
4.5% 9/15/20		36,000,000	39,555,864
5.012% 8/21/54 (f)		55,038,000	57,487,301
6.25% 4/1/37		2,348,000	2,902,929
6.4% 9/15/33		10,915,000	13,787,708
6.55% 9/15/43		54,849,000	70,709,192
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	2,000,000	2,641,039
4.75% 7/15/20 (f)		2,205,000	2,210,513
7.375% 4/23/21 (f)		2,295,000	2,421,225
			297,577,477
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,370,363
3.125% 7/16/22		9,218,000	9,147,381
3.625% 3/30/15		731,000	742,828
Digicel Group Ltd.:
6% 4/15/21 (f)		2,480,000	2,554,400
7.125% 4/1/22 (f)		1,885,000	1,955,688
8.25% 9/1/17 (f)		5,760,000	5,853,600
8.25% 9/30/20 (f)		3,285,000	3,547,800
Inmarsat Finance PLC 4.875% 5/15/22 (f)		1,475,000	1,478,688
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,180,000	2,466,888
SBA Communications Corp. 4.875% 7/15/22 (f)		1,855,000	1,827,175
Sprint Communications, Inc. 9% 11/15/18 (f)		3,890,000	4,624,238
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		2,815,000	2,902,969
6.464% 4/28/19		1,520,000	1,584,600
6.5% 1/15/24		2,230,000	2,319,200
6.625% 4/1/23		2,230,000	2,347,075
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		$ 1,531,000	$ 1,584,585
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		3,780,000	3,798,900
			65,106,378
TOTAL TELECOMMUNICATION SERVICES			362,683,855
UTILITIES - 3.0%
Electric Utilities - 1.4%
Aguila 3 SA 7.875% 1/31/18 (f)		2,745,000	2,854,800
AmerenUE 6.4% 6/15/17		2,491,000	2,810,359
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,232,210
2.95% 12/15/22		4,935,000	4,872,962
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,296,400
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,851,044
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,803,696
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		7,207,000	8,474,409
6.4% 9/15/20 (f)		16,661,000	19,716,411
Edison International 3.75% 9/15/17		6,674,000	7,098,239
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		940,000	686,200
Enel SpA 6.5% 1/10/74 (Reg. S) (l)	EUR	900,000	1,308,315
FirstEnergy Corp.:
2.75% 3/15/18		17,451,000	17,648,667
4.25% 3/15/23		22,449,000	22,635,798
7.375% 11/15/31		18,176,000	22,089,093
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,446,075
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,465,136
3.75% 11/15/20		1,450,000	1,525,865
Majapahit Holding BV 7.75% 1/20/20 (f)		460,000	542,225
Monongahela Power Co. 4.1% 4/15/24 (f)		3,982,000	4,268,656
Nevada Power Co. 6.5% 5/15/18		790,000	921,152
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,292,900
2.8% 5/1/23		15,104,000	14,736,142
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,160,909
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17		$ 764,000	$ 859,752
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,180,061
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,252,679
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,351,785
RJS Power Holdings LLC 5.125% 7/15/19 (f)		2,380,000	2,400,825
Zapadoslovenska Energetika A/S 2.875% 10/14/18 (Reg. S)	EUR	2,850,000	3,995,057
			221,777,822
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	1,028,931
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	490,532
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,903,517
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		2,667,567	2,640,891
			8,063,871
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,779,063
Calpine Corp.:
5.375% 1/15/23		1,820,000	1,838,200
5.75% 1/15/25		910,000	919,100
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	20,140,000
7.25% 10/15/21		6,000,000	6,360,000
NRG Energy, Inc.:
6.25% 7/15/22 (f)		2,150,000	2,252,125
6.25% 5/1/24 (f)		2,665,000	2,751,613
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		650,000	834,438
The AES Corp.:
4.875% 5/15/23		2,700,000	2,652,750
7.375% 7/1/21		2,975,000	3,406,375
			44,933,664
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
2.5341% 9/30/66 (l)		28,856,000	26,659,077
7.5% 6/30/66 (l)		10,345,000	11,193,290
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,719,505
2% 11/15/18		12,172,000	12,184,914
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16		$ 1,589,000	$ 1,747,609
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,345,505
5.25% 9/15/17		2,156,000	2,390,303
5.25% 2/15/43		12,739,000	13,916,695
5.45% 9/15/20		11,473,000	13,059,429
5.8% 2/1/42		6,336,000	7,370,301
5.95% 6/15/41		11,832,000	14,106,312
6.4% 3/15/18		3,084,000	3,553,058
6.8% 1/15/19		6,774,000	8,031,532
PG&E Corp. 2.4% 3/1/19		1,683,000	1,699,246
Puget Energy, Inc.:
6% 9/1/21		15,565,000	18,292,081
6.5% 12/15/20		5,125,000	6,130,212
Sempra Energy:
2.3% 4/1/17		14,116,000	14,463,959
2.875% 10/1/22		5,760,000	5,723,798
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,926,794
Wisconsin Energy Corp. 6.25% 5/15/67 (l)		3,860,000	4,009,575
			188,523,195
Water Utilities - 0.1%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	3,700,000	6,350,505
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (l)	GBP	3,500,000	6,287,569
			12,638,074
TOTAL UTILITIES			475,936,626
TOTAL NONCONVERTIBLE BONDS (Cost $4,835,861,197)			5,123,894,428
U.S. Treasury Obligations - 32.1%

U.S. Treasury Bonds:
3.125% 8/15/44		40,970,000	41,347,702
3.375% 5/15/44		178,340,000	188,817,475
3.625% 8/15/43 (j)(k)		92,062,000	101,973,027
3.625% 2/15/44		205,316,000	227,483,763
U.S. Treasury Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Notes:
0.375% 4/30/16		$ 7,100,000	$ 7,100,277
0.625% 8/15/16 (i)(j)		9,000,000	9,021,798
0.75% 2/28/18		178,380,000	175,578,899
0.875% 4/30/17		203,188,000	203,426,136
0.875% 5/15/17		300,000,000	300,281,400
0.875% 8/15/17		433,730,000	432,984,418
0.875% 1/31/18		192,574,000	190,663,281
0.875% 7/31/19		5,000	4,820
1% 5/31/18		123,485,000	122,115,057
1.25% 10/31/18		786,376,000	780,232,752
1.375% 7/31/18		302,602,000	302,767,523
1.375% 9/30/18		203,561,000	203,243,038
1.5% 12/31/18		62,525,000	62,539,631
1.5% 1/31/19		321,637,000	321,385,802
1.625% 4/30/19		417,843,000	418,659,047
1.625% 6/30/19		335,610,000	335,898,289
2.25% 3/31/21		306,915,000	311,878,429
2.25% 7/31/21		146,640,000	148,690,614
2.5% 5/15/24		216,955,000	220,073,728
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,058,146,467)			5,106,166,906
U.S. Government Agency - Mortgage Securities - 4.5%

Fannie Mae - 3.3%
2.053% 6/1/36 (l)		122,988	131,867
2.059% 10/1/33 (l)		522,062	552,206
2.412% 2/1/36 (l)		482,773	516,032
2.458% 7/1/37 (l)		220,105	235,994
2.5% 1/1/43 to 8/1/43		3,686,503	3,541,389
2.57% 12/1/35 (l)		377,125	403,693
2.691% 2/1/42 (l)		482,601	500,480
2.771% 1/1/42 (l)		1,201,253	1,248,334
3% 10/1/42 to 3/1/44		66,562,821	66,396,388
3.5% 7/1/42 to 8/1/43		196,456,731	201,984,672
3.5% 9/1/44 (h)		11,500,000	11,837,310
3.5% 9/1/44 (h)		5,100,000	5,249,590
3.5% 9/1/44 (h)		14,900,000	15,337,036
3.5% 9/1/44 (h)		6,600,000	6,793,587
3.5% 9/1/44 (h)		2,800,000	2,882,128
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3.5% 9/1/44 (h)		$ 4,300,000	$ 4,426,125
3.5% 9/1/44 (h)		6,300,000	6,484,787
3.5% 9/1/44 (h)		1,200,000	1,235,198
4% 9/1/40 to 1/1/44		47,588,430	50,645,972
4% 9/1/44 (h)		2,400,000	2,542,611
4% 9/1/44 (h)		6,800,000	7,204,063
4% 9/1/44 (h)		700,000	741,595
4% 9/1/44 (h)		700,000	741,595
4% 9/1/44 (h)		600,000	635,653
4% 9/1/44 (h)		1,600,000	1,695,074
4% 9/1/44 (h)		1,700,000	1,801,016
4% 9/1/44 (h)		1,500,000	1,589,132
4% 10/1/44 (h)		1,000,000	1,055,906
4% 10/1/44 (h)		400,000	422,362
4% 10/1/44 (h)		600,000	633,543
4% 10/1/44 (h)		1,000,000	1,055,906
4% 10/1/44 (h)		1,500,000	1,583,858
4% 10/1/44 (h)		700,000	739,134
4% 10/1/44 (h)		700,000	739,134
4% 10/1/44 (h)		1,600,000	1,689,449
4% 10/1/44 (h)		1,700,000	1,795,039
4.5% 8/1/33 to 6/1/44 (h)		50,342,252	54,422,782
4.5% 10/1/44 (h)		8,200,000	8,832,206
4.5% 10/1/44 (h)		7,200,000	7,755,108
5% 10/1/21 to 10/1/41		9,868,427	10,827,446
5% 9/1/44 (h)		2,600,000	2,867,230
5% 9/1/44 (h)		3,900,000	4,300,845
5.5% 3/1/18 to 9/1/41		16,544,499	18,285,793
6% 4/1/21 to 2/1/38		5,277,339	5,971,693
6.5% 7/1/32 to 8/1/36		7,618,081	8,781,924
TOTAL FANNIE MAE			529,112,885
Freddie Mac - 0.6%
3% 6/1/43 to 4/1/44		12,269,527	12,225,169
3.068% 10/1/35 (l)		156,706	168,018
3.5% 6/1/43 to 8/1/44		64,262,616	66,028,282
4% 3/1/42 to 11/1/43		7,951,307	8,449,574
4.5% 7/1/25 to 3/1/44		9,836,918	10,626,651
5% 4/1/38 to 6/1/40		2,902,637	3,217,632
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
5.5% 11/1/17		$ 442,374	$ 466,525
6% 7/1/37 to 8/1/37		1,406,322	1,582,028
TOTAL FREDDIE MAC			102,763,879
Ginnie Mae - 0.6%
3% 6/20/42 to 8/20/44		5,616,003	5,699,023
3% 9/1/44 (h)		10,200,000	10,336,266
3% 9/1/44 (h)		1,100,000	1,114,695
3% 9/1/44 (h)		1,100,000	1,114,695
3% 9/1/44 (h)		1,300,000	1,317,367
3% 9/1/44 (h)		2,200,000	2,229,391
3.5% 8/20/42 to 3/20/43		6,993,049	7,280,387
3.5% 9/1/44 (h)		3,900,000	4,055,220
3.5% 9/1/44 (h)		2,600,000	2,703,480
4% 5/20/33 to 9/20/41		12,364,399	13,198,641
4% 9/1/44 (h)		3,000,000	3,195,607
4% 9/1/44 (h)		5,300,000	5,645,573
4% 9/1/44 (h)		2,300,000	2,449,966
4.39% 6/20/63 (p)		3,086,562	3,382,649
4.5% 8/15/39 to 3/20/41		7,390,295	8,057,391
4.505% 2/20/63 (p)		3,026,520	3,318,706
5% 4/15/33 to 5/15/39		9,703,517	10,715,088
5.5% 6/15/35		1,965,172	2,204,872
TOTAL GINNIE MAE			88,019,017
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $715,380,067)			719,895,781
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (l)		664,344	577,406
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (l)		328,588	326,729
Airspeed Ltd. Series 2007-1A Class C1, 2.655% 6/15/32 (f)(l)		3,690,206	2,214,124
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,878,264
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,718,006
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (l)		$ 57,476	$ 52,666
Series 2004-R2 Class M3, 0.98% 4/25/34 (l)		89,819	57,703
Series 2005-R2 Class M1, 0.605% 4/25/35 (l)		531,800	530,699
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (l)		47,932	45,522
Series 2004-W11 Class M2, 1.205% 11/25/34 (l)		561,149	539,300
Series 2004-W7 Class M1, 0.98% 5/25/34 (l)		1,542,998	1,494,569
Series 2006-W4 Class A2C, 0.315% 5/25/36 (l)		1,197,624	419,278
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (l)		1,886,444	1,731,966
Series 2006-HE2 Class M1, 0.525% 3/25/36 (l)		29,032	3,048
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,625,650
Capital Trust RE CDO Ltd. Series 2005-3A Class B, 5.267% 6/25/35 (f)		970,403	978,652
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4836% 1/20/37 (f)(l)		10,848	10,740
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (l)		1,802,588	1,222,080
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4821% 4/7/52 (f)(l)		46,810	46,716
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (f)		1,136,037	1,139,008
Class B, 2.75% 11/15/18 (f)		6,690,000	6,795,756
Series 2013-2A Class A, 1.75% 11/15/17 (f)		6,966,443	6,992,699
Colony American Homes Series 2014-2A Class A, 1.1042% 7/17/31 (f)(l)		2,487,223	2,460,019
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (l)		3,192	2,817
Series 2004-3 Class M4, 1.61% 4/25/34 (l)		79,386	56,897
Series 2004-4 Class M2, 0.95% 6/25/34 (l)		210,892	199,105
Series 2004-7 Class AF5, 5.868% 1/25/35		3,874,453	3,975,736
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		69,603	69,916
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		440,817	430,719
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (l)		38,916	36,255
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (l)		290,872	257,616
Asset-Backed Securities - continued
		Principal Amount (d)	Value
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (l)		$ 14,965	$ 13,687
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,168,901
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (l)		948,695	784,761
Class M4, 1.175% 1/25/35 (l)		347,133	195,013
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (f)(l)		1,878,380	1,604,273
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (f)(l)		52,134	50,367
Series 2006-2A:
Class A, 0.335% 11/15/34 (f)(l)		1,239,330	1,177,834
Class B, 0.435% 11/15/34 (f)(l)		447,683	411,877
Class C, 0.535% 11/15/34 (f)(l)		744,031	649,207
Class D, 0.905% 11/15/34 (f)(l)		282,532	242,627
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)		215,708	10,354
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.805% 9/25/46 (f)(l)		250,000	235,000
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2, 1.1472% 5/16/44 (f)		2,100,000	2,101,260
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (l)		296,966	282,023
Series 2003-3 Class M1, 1.445% 8/25/33 (l)		508,414	491,806
Series 2003-5 Class A2, 0.855% 12/25/33 (l)		32,929	30,977
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (l)		1,522,035	946,798
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (l)		204,000	35,073
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		17,861,080	18,361,732
Class AV4, 0.285% 11/25/36 (l)		997,984	987,783
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (l)		252,637	251,378
Series 2006-A Class 2C, 1.3839% 3/27/42 (l)		3,243,000	540,459
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.315% 11/25/36 (l)		4,863,572	2,192,972
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.585% 5/25/46 (f)(l)		250,000	225,625
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (l)		462,956	4,597
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (l)		130,656	103,418
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (l)		$ 498,504	$ 456,295
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (l)		718,702	646,845
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (l)		2,034,044	1,942,232
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.415% 2/25/47 (f)(l)		331,055	325,361
Class A2, 0.445% 2/25/47 (f)(l)		1,305,000	1,262,849
Class H, 1.625% 2/25/47 (f)(l)		250,000	213,125
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (l)		57,368	53,126
Series 2004-NC6 Class M3, 2.33% 7/25/34 (l)		18,146	15,690
Series 2004-NC8 Class M6, 2.03% 9/25/34 (l)		21,050	17,830
Series 2005-NC1 Class M1, 0.815% 1/25/35 (l)		399,495	379,301
Series 2005-NC2 Class B1, 1.91% 3/25/35 (l)		243,844	8,001
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (f)		64,212	65,496
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (l)		1,426,957	1,323,303
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (l)		532,896	477,236
Class M4, 2.33% 9/25/34 (l)		683,353	419,095
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (l)		1,475,804	1,296,360
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.105% 9/25/46 (f)(l)		250,000	63,750
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (l)		5,108	4,797
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (l)		944,869	864,260
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.205% 9/17/31 (f)(l)		3,000,000	2,978,346
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (l)		910,972	878,124
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (f)		1,878,936	1,876,625
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (l)		48,157	39,329
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (l)		28,819	25,897
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (f)(l)		2,683,017	1,207,358
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7326% 9/25/26 (f)(l)		400,000	289,400
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class B, 0.5926% 9/25/26 (f)(l)		$ 415,584	$ 410,805
Class C, 0.7626% 9/25/26 (f)(l)		740,000	727,568
Class D, 0.8626% 9/25/26 (f)(l)		350,000	335,335
Class E, 0.9626% 9/25/26 (f)(l)		250,000	238,325
Class F, 1.3826% 9/25/26 (f)(l)		549,000	515,401
Class G, 1.5826% 9/25/26 (f)(l)		336,000	312,514
Class H, 1.8826% 9/25/26 (f)(l)		250,000	231,925
Class K, 3.4826% 9/25/26 (f)(l)		250,000	229,625
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (f)(l)		1,789,540	1,806,866
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5544% 11/21/40 (f)(l)		254,929	240,908
Class D, 1.0844% 11/21/40 (f)(l)		305,000	137,860
TOTAL ASSET-BACKED SECURITIES (Cost $142,774,464)			154,306,626
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.6%
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 6A1, 0.2991% 1/26/37 (f)(l)		88,176	87,547
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.715% 1/25/35 (l)		1,337,676	1,331,876
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (f)		3,308,267	3,308,064
Countrywide Home Loans, Inc. Series 2003-35 Class B, 4.6422% 9/25/18 (l)		31,013	978
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 2.3813% 6/25/33 (l)		130,169	1,509
CSMC Series 2014-3R Class 2A1, 0.852% 5/27/37 (f)(l)		2,712,994	2,578,983
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (l)		763,205	763,426
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3582% 12/25/46 (f)(l)		910,000	1,005,008
Series 2010-K7 Class B, 5.4346% 4/25/20 (f)(l)		1,000,000	1,125,829
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		25,701	6,859
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2555% 12/20/54 (l)		205,017	201,306
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A1, 0.2255% 12/20/54 (f)(l)		$ 9,248,064	$ 9,163,907
Class C2, 1.3555% 12/20/54 (f)(l)		6,523,000	6,402,325
Series 2006-2:
Class A4, 0.2355% 12/20/54 (l)		2,759,505	2,706,937
Class C1, 1.0955% 12/20/54 (l)		21,543,000	20,918,253
Series 2006-3:
Class A3, 0.2355% 12/20/54 (l)		1,328,664	1,316,706
Class A7, 0.3555% 12/20/54 (l)		1,444,355	1,432,800
Class C2, 1.1555% 12/20/54 (l)		1,124,000	1,095,226
Series 2006-4:
Class A4, 0.2555% 12/20/54 (l)		4,236,163	4,198,885
Class B1, 0.3355% 12/20/54 (l)		4,521,000	4,384,014
Class C1, 0.9155% 12/20/54 (l)		2,767,000	2,657,704
Class M1, 0.4955% 12/20/54 (l)		1,190,000	1,150,849
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (l)		2,234,000	2,121,406
Class 1M1, 0.4555% 12/20/54 (l)		1,493,000	1,448,359
Class 2A1, 0.2955% 12/20/54 (l)		3,323,853	3,296,597
Class 2C1, 1.0155% 12/20/54 (l)		1,015,000	985,058
Class 2M1, 0.6555% 12/20/54 (l)		1,917,000	1,871,951
Series 2007-2:
Class 2C1, 1.015% 12/17/54 (l)		2,654,000	2,575,707
Class 3A1, 0.335% 12/17/54 (l)		592,634	587,893
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (l)		430,241	454,697
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.1647% 3/25/37 (l)		1,458,894	1,408,234
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (l)		1,490,724	1,275,234
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (l)		1,661,163	1,382,824
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (l)		4,161,260	3,773,441
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		175,879	183,722
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (l)		1,332,779	1,272,360
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (f)(l)		528,327	484,292
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.007% 6/10/35 (f)(l)		$ 117,798	$ 109,398
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (l)		26,582	25,616
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (l)		209,368	209,779
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6155% 3/25/35 (l)		2,264,198	2,100,175
TOTAL PRIVATE SPONSOR			91,405,734
U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		63,579	66,552
Series 2011-117 Class PF, 0.505% 7/25/39 (l)		2,410,484	2,419,056
Series 2012-9 Class CS, 6.395% 2/25/42 (l)(n)(o)		4,789,371	834,122
Freddie Mac planned amortization class Series 2693 Class MD, 5.5% 10/15/33		6,540,490	7,324,778
Ginnie Mae guaranteed REMIC pass-thru certificates floater:
Series 2011-H21 Class FA, 0.7552% 10/20/61 (l)(p)		3,784,465	3,800,099
Series 2012-H23 Class WA, 0.671% 10/20/62 (l)(p)		2,159,235	2,163,688
Series 2013-H07 Class BA, 0.511% 3/20/63 (l)(p)		3,253,894	3,230,189
Series 2014-H11 Class BA, 0.6552% 6/20/64 (l)(p)		12,431,321	12,428,872
TOTAL U.S. GOVERNMENT AGENCY			32,267,356
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $86,535,628)			123,673,090
Commercial Mortgage Securities - 5.9%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (r)		122,430	121,292
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	206,546
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,022
Series 1997-D5 Class PS1, 1.4206% 2/14/43 (l)(n)		609,430	13,413
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (f)(l)		1,500,000	1,439,801
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (l)		$ 530,000	$ 540,668
Series 2006-2 Class AAB, 5.7129% 5/10/45 (l)		532,308	540,401
Series 2006-3 Class A4, 5.889% 7/10/44		5,664,540	6,055,439
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,082,089
Series 2006-5 Class A2, 5.317% 9/10/47		3,023,370	3,033,386
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,876,379
Series 2006-4 Class A1A, 5.617% 7/10/46 (l)		26,880,013	28,959,317
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	186,407
Series 2004-5 Class G, 5.5537% 11/10/41 (f)(l)		195,000	195,102
Series 2005-1 Class CJ, 5.2899% 11/10/42 (l)		550,000	559,741
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)		5,908,000	6,011,290
Series 2005-5 Class D, 5.2145% 10/10/45 (l)		1,180,000	1,192,769
Series 2005-6 Class AJ, 5.1768% 9/10/47 (l)		300,000	313,586
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	139,251
Series 2007-3:
Class A3, 5.5647% 6/10/49 (l)		2,282,646	2,279,435
Class A4, 5.5647% 6/10/49 (l)		3,965,000	4,322,504
Series 2008-1 Class D, 6.2771% 2/10/51 (f)(l)		125,000	107,661
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		7,456,000	7,994,383
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.155% 3/15/22 (f)(l)		77,611	68,387
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (f)(l)		39,774	35,883
Series 2005-4A:
Class A2, 0.545% 1/25/36 (f)(l)		919,814	807,277
Class B1, 1.555% 1/25/36 (f)(l)		42,812	7,737
Class M1, 0.605% 1/25/36 (f)(l)		296,714	174,517
Class M2, 0.625% 1/25/36 (f)(l)		89,014	50,308
Class M3, 0.655% 1/25/36 (f)(l)		129,999	69,890
Class M4, 0.765% 1/25/36 (f)(l)		71,896	37,481
Class M5, 0.805% 1/25/36 (f)(l)		71,896	28,509
Class M6, 0.855% 1/25/36 (f)(l)		76,362	23,439
Series 2006-3A Class M4, 0.585% 10/25/36 (f)(l)		60,114	9,154
Series 2007-1 Class A2, 0.425% 3/25/37 (f)(l)		631,734	460,733
Series 2007-2A:
Class A1, 0.425% 7/25/37 (f)(l)		647,457	561,974
Class A2, 0.475% 7/25/37 (f)(l)		604,961	440,151
Class M1, 0.525% 7/25/37 (f)(l)		212,428	63,578
Class M2, 0.565% 7/25/37 (f)(l)		116,080	15,024
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M3, 0.645% 7/25/37 (f)(l)		$ 117,698	$ 8,361
Class M4, 0.805% 7/25/37 (f)(l)		4,125	83
Series 2007-3:
Class A2, 0.445% 7/25/37 (f)(l)		569,813	413,844
Class M1, 0.465% 7/25/37 (f)(l)		123,758	79,531
Class M2, 0.495% 7/25/37 (f)(l)		132,646	75,713
Class M3, 0.525% 7/25/37 (f)(l)		209,018	78,144
Class M4, 0.655% 7/25/37 (f)(l)		328,189	71,125
Class M5, 0.755% 7/25/37 (f)(l)		162,293	26,345
Series 2007-4A:
Class M1, 1.102% 9/25/37 (f)(l)		252,099	51,828
Class M2, 1.202% 9/25/37 (f)(l)		205,651	17,510
Series 2006-3A, Class IO, 0% 10/25/36 (f)(l)(n)		6,118,765	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(l)(n)		5,865,727	242,892
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4326% 3/11/39 (l)		450,000	463,512
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (f)(l)		197,314	197,570
Class J, 0.855% 3/15/22 (f)(l)		655,330	642,759
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	647,638
Series 2006-T22 Class AJ, 5.5723% 4/12/38 (l)		400,000	422,416
Series 2007-PW16 Class A4, 5.7071% 6/11/40 (l)		1,112,000	1,220,638
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		135,611	134,225
Series 2006-T22:
Class A4, 5.5723% 4/12/38 (l)		227,958	240,298
Class B, 5.5723% 4/12/38 (f)(l)		200,000	212,498
Series 2007-BBA8:
Class K, 1.355% 3/15/22 (f)(l)		120,000	114,148
Class L, 2.055% 3/15/22 (f)(l)		253,498	211,947
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (f)(l)(n)		96,524,546	460,036
Series 2007-T28 Class X2, 0.1374% 9/11/42 (f)(l)(n)		59,259,889	118,223
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		586,354	625,523
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.905% 8/15/26 (f)(l)		700,000	700,834
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (f)(l)		464,125	451,264
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (f)(l)(n)		4,001,818	23,523
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.559% 12/15/47 (f)(l)		$ 750,000	$ 857,078
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.641% 6/15/31 (f)(l)		511,000	484,530
Class YTC3, 2.641% 6/15/31 (f)(l)		184,000	170,550
Series 2014-FL1, 2.641% 6/15/31 (f)(l)		511,000	494,188
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	860,196
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	383,377
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1067% 9/10/46 (f)(l)		1,010,000	994,296
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,236,748	1,255,106
Class A4, 5.322% 12/11/49		31,258,000	33,702,001
Series 2005-CD1 Class AJ, 5.2264% 7/15/44 (l)		500,000	518,542
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(l)	CAD	138,000	123,039
Class G, 5.01% 5/15/44 (f)(l)	CAD	30,000	26,008
Class H, 5.01% 5/15/44 (f)(l)	CAD	20,000	16,744
Class J, 5.01% 5/15/44 (f)(l)	CAD	20,000	15,832
Class K, 5.01% 5/15/44 (f)(l)	CAD	10,000	7,700
Class L, 5.01% 5/15/44 (f)(l)	CAD	36,000	26,237
Class M, 5.01% 5/15/44 (f)(l)	CAD	165,000	110,879
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)		2,125,000	2,054,546
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)		810,000	642,452
Series 2012-CR5 Class D, 4.3353% 12/10/45 (f)(l)		740,000	727,212
Series 2013-CR10:
Class C, 4.958% 8/10/46 (f)(l)		270,000	282,818
Class D, 4.958% 8/10/46 (f)(l)		790,000	772,848
Series 2013-CR12 Class D, 5.0857% 10/10/46 (f)(l)		839,000	816,897
Series 2013-CR9:
Class C, 4.26% 7/10/45 (f)(l)		525,000	531,241
Class D, 4.26% 7/10/45 (f)(l)		756,000	701,763
Series 2013-LC6 Class D, 4.2888% 1/10/46 (f)(l)		1,109,000	1,046,326
Series 2014-CR15 Class D, 4.7683% 2/10/47 (f)(l)		258,000	245,712
Series 2014-CR17 Class D, 4.7999% 5/10/47 (f)(l)		567,000	540,052
Series 2014-UBS2 Class D, 5.0159% 3/10/47 (f)(l)		844,000	806,337
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (f)(l)		$ 126,140	$ 126,304
sequential payer Series 2006-C7 Class A1A, 5.7413% 6/10/46 (l)		3,278,731	3,492,019
Series 2001-J2A Class F, 7.142% 7/16/34 (f)(l)		199,000	222,971
Series 2004-LB4A Class A5, 4.84% 10/15/37		5,257,840	5,265,170
Series 2005-LP5 Class F, 5.2852% 5/10/43 (f)(l)		1,290,000	1,324,440
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)		1,684,450	1,611,052
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	322,649
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.249% 6/10/44 (l)		905,000	919,791
Series 2005-C6 Class AJ, 5.209% 6/10/44 (l)		1,260,000	1,298,586
Series 2012-CR1:
Class C, 5.3674% 5/15/45 (l)		850,000	938,751
Class D, 5.3674% 5/15/45 (f)(l)		1,510,000	1,552,023
Series 2012-CR2:
Class E, 4.8576% 8/15/45 (f)(l)		1,727,000	1,721,745
Class F, 4.25% 8/15/45 (f)		1,418,000	1,227,011
Series 2012-LC4:
Class C, 5.6472% 12/10/44 (l)		260,000	291,546
Class D, 5.6472% 12/10/44 (f)(l)		870,000	910,279
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)		27,691	27,511
Series 2007-C3 Class A4, 5.7022% 6/15/39 (l)		18,053,875	19,434,599
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)		1,722,000	1,885,080
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (f)(l)		6,783,000	6,648,853
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,578,461	1,718,750
Class H, 6% 5/17/40 (f)		90,316	73,510
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		815,907	843,186
Class G, 6.75% 11/15/30 (f)		180,000	193,422
Series 2001-CK6 Class AX, 1.463% 8/15/36 (l)(n)		79,888	120
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(l)(n)		7,255	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (f)(l)		203,140	204,938
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class F, 0.475% 2/15/22 (f)(l)		$ 54,901	$ 54,894
Class L, 2.055% 2/15/22 (f)(l)		99,364	19,046
Series 2007-C1 Class B, 5.487% 2/15/40 (f)(l)		2,907,000	363,590
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5572% 11/10/46 (f)(l)		500,000	542,267
Class E, 5.5572% 11/10/46 (f)(l)		870,000	936,084
Class F, 5.5572% 11/10/46 (f)(l)		1,560,000	1,506,792
Class G, 4.652% 11/10/46 (f)		1,654,000	1,433,573
Class XB, 0.2465% 11/10/46 (f)(l)(n)		20,920,000	382,731
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		15,231	15,219
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)		1,000,000	1,018,806
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(l)		347,556	350,824
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	227,059
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5752% 12/25/43 (l)(n)		1,640,000	231,552
Series K012 Class X3, 2.2879% 1/25/41 (l)(n)		1,800,000	227,716
Series K013 Class X3, 2.7903% 1/25/43 (l)(n)		820,000	127,759
sequential payer Series K034 Class A2, 3.531% 7/25/23		6,000,000	6,361,602
Series KAIV Class X2, 3.6147% 6/25/46 (l)(n)		420,000	81,411
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1925% 9/25/45 (f)(l)		1,290,000	1,417,977
Series 2011-K10 Class B, 4.6154% 11/25/49 (f)(l)		240,000	257,311
Series 2011-K11 Class B, 4.4207% 12/25/48 (f)(l)		750,000	792,468
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (l)		680,000	687,938
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		18,337,000	19,772,310
Series 2001-1 Class X1, 1.6605% 5/15/33 (f)(l)(n)		169,128	16
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	335,797
Series 1997-C2 Class G, 6.75% 4/15/29 (l)		283,373	306,764
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	656,738
Series 1999-C3 Class K, 6.974% 8/15/36 (f)		6,909	6,737
Series 2000-C1 Class K, 7% 3/15/33		1,102	1,112
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GP Portfolio Trust Series 2014-GPP:
Class D, 2.902% 2/15/27 (f)(l)		$ 291,000	$ 291,292
Class E, 4.002% 2/15/27 (f)(l)		142,000	142,141
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,659,250
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (l)		40,649,587	43,294,899
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (f)(l)(n)		26,883,612	672
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0259% 8/10/43 (f)(l)		1,255,000	1,376,983
Class E, 4% 8/10/43 (f)		1,240,000	1,096,346
Class X, 1.5117% 8/10/43 (f)(l)(n)		5,645,988	376,401
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.156% 7/15/31 (f)(l)		750,000	750,062
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (l)		2,223,000	2,386,148
Series 2010-C2:
Class D, 5.2235% 12/10/43 (f)(l)		720,000	751,856
Class XA, 0.66% 12/10/43 (f)(l)(n)		5,403,135	62,811
Series 2011-GC5:
Class C, 5.307% 8/10/44 (f)(l)		1,050,000	1,154,518
Class D, 5.307% 8/10/44 (f)(l)		480,000	502,037
Class E, 5.307% 8/10/44 (f)(l)		210,000	196,577
Class F, 4.5% 8/10/44 (f)		441,000	339,438
Series 2012-GC6I Class F, 5% 1/10/45 (l)		390,000	312,312
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (l)		630,000	703,368
Class D, 5.7228% 5/10/45 (f)(l)		1,054,000	1,111,872
Class E, 5% 5/10/45 (f)		1,311,000	1,216,614
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (f)(l)		1,170,000	1,160,739
Class E, 4.8554% 11/10/45 (f)(l)		1,290,000	1,137,963
Series 2013-GC12 Class D, 4.4789% 6/10/46 (f)(l)		219,000	208,248
Series 2013-GC13 Class D, 4.0716% 7/10/46 (f)(l)		1,092,000	1,000,727
Series 2013-GC16:
Class C, 5.314% 11/10/46 (l)		662,844	725,649
Class D, 5.323% 11/10/46 (f)(l)		680,000	681,221
Class F, 3.5% 11/10/46 (f)		430,000	323,962
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4% 7/15/29 (f)(l)		617,000	617,388
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Hilton U.S.A. Trust: - continued
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)		$ 2,450,000	$ 2,496,744
Class DFX, 4.4065% 11/5/30 (f)		23,706,000	24,270,414
Class EFX, 5.2216% 11/5/30 (f)(l)		1,459,000	1,493,005
Invitation Homes Trust floater Series 2013-SFR1 Class F, 3.9% 12/17/30 (f)(l)		590,000	575,434
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.7138% 9/15/47 (f)		525,000	471,027
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(l)		500,000	499,542
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (f)		440,000	479,080
Series 2003-C1:
Class D, 5.192% 1/12/37		137,822	138,042
Class F, 5.9824% 1/12/37 (f)(l)		250,000	251,441
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(l)		380,000	471,908
Class D, 7.4453% 12/5/27 (f)(l)		1,885,000	2,294,269
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	703,705
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(l)		695,000	787,803
Series 2012-CBX:
Class C, 5.1849% 6/15/45 (l)		250,000	272,719
Class D, 5.1849% 6/16/45 (f)(l)		690,000	735,238
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (f)(l)		164,111	162,436
Class F, 0.485% 11/15/18 (f)(l)		380,931	370,332
Class G, 0.515% 11/15/18 (f)(l)		330,997	313,517
Class H, 0.655% 11/15/18 (f)(l)		254,476	238,878
Class J, 0.805% 11/15/18 (f)(l)		257,928	239,979
Series 2013-JWMZ Class M, 6.155% 4/15/18 (f)(l)		171,002	171,997
Series 2013-JWRZ Class E, 3.895% 4/15/30 (f)(l)		482,000	481,198
Series 2014-BXH:
Class A, 1.056% 4/15/27 (f)(l)		3,000,000	3,001,992
Class C, 1.806% 4/15/27 (f)(l)		4,460,000	4,460,433
Class D, 2.406% 4/15/27 (f)(l)		9,517,000	9,517,914
Series 2014-FBLU Class E, 3.652% 12/15/28 (f)(l)		1,038,000	1,038,392
Series 2014-INN:
Class E, 3.752% 6/15/29 (f)(l)		638,000	635,694
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-INN:
Class F, 4.152% 6/15/29 (f)(l)		$ 725,000	$ 723,274
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,415,728	16,540,445
Series 2006-CB17:
Class A3, 5.45% 12/12/43		91,428	91,296
Class A4, 5.429% 12/12/43		7,560,000	8,072,583
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		26,078,886	28,006,742
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,291,975	9,993,538
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,467,949	2,669,102
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (l)		12,470,000	13,638,991
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (l)		188,516	188,872
Class A4, 5.805% 6/15/49 (l)		29,428,107	31,999,712
Series 2007-LDPX Class A3, 5.42% 1/15/49		24,364,284	26,372,096
Series 2004-CBX Class D, 5.097% 1/12/37 (l)		170,000	162,695
Series 2004-LN2 Class D, 5.305% 7/15/41 (l)		420,000	383,540
Series 2005-LDP2 Class C, 4.911% 7/15/42 (l)		660,000	663,897
Series 2005-LDP5 Class AJ, 5.3582% 12/15/44 (l)		360,000	374,643
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (l)		9,520,000	10,148,444
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (l)		157,000	18,864
Series 2010-C2:
Class D, 5.5082% 11/15/43 (f)(l)		645,000	709,661
Class XB, 0.66% 11/15/43 (f)(l)(n)		3,600,000	141,651
Series 2011-C4:
Class E, 5.3966% 7/15/46 (f)(l)		1,130,000	1,220,158
Class F, 3.873% 7/15/46 (f)		105,000	94,475
Class H, 3.873% 7/15/46 (f)		672,000	465,759
Class TAC2, 7.99% 7/15/46 (f)		671,000	721,670
Series 2011-C5:
Class B. 5.3229% 8/15/46 (f)(l)		1,140,000	1,289,468
Class C, 5.3229% 8/15/46 (f)(l)		1,102,648	1,224,061
Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	1,103,931
Class D, 4.2414% 4/15/46 (l)		1,430,000	1,349,631
Series 2014-DSTY Class E, 3.9314% 6/10/27 (f)(l)		869,000	793,172
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (l)		21,615,000	23,755,706
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		16,986	17,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		$ 1,915,000	$ 1,952,434
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (l)		1,500,000	1,556,091
Class AM, 5.263% 11/15/40 (l)		137,000	143,449
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	919,912
Class AM, 5.413% 9/15/39		1,500,000	1,616,298
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,010,544
Class AM, 5.378% 11/15/38		160,000	172,447
Series 2007-C1 Class A4, 5.424% 2/15/40		16,872,217	18,279,697
Series 2007-C2 Class A3, 5.43% 2/15/40		3,248,893	3,537,853
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(l)		201,301	201,703
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	281,058
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	755,078
Series 2005-C2 Class AJ, 5.205% 4/15/30 (l)		740,000	755,536
Series 2005-C7 Class C, 5.35% 11/15/40 (l)		1,016,000	1,049,934
Series 2006-C4:
Class AJ, 5.8534% 6/15/38 (l)		1,060,000	1,111,125
Class AM, 5.8534% 6/15/38 (l)		500,000	536,807
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)		2,237,574	2,379,942
Series 2007-C7:
Class A3, 5.866% 9/15/45		12,860,065	14,302,772
Class XCP, 0.2789% 9/15/45 (l)(n)		107,180,020	77,062
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.2645% 6/25/43 (f)(l)		229,438	229,897
Class D, 5.2645% 6/25/43 (f)(l)		310,000	313,697
Series 2014-2:
Class D, 5.2187% 1/20/41 (f)(l)		256,000	242,955
Class E, 5.2187% 1/20/41 (f)(l)		400,000	336,424
Mach One Trust LLC Series 2004-1A Class H, 6.295% 5/28/40 (f)(l)		260,000	267,150
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3908% 10/12/39 (f)(l)	CAD	320,000	295,740
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (l)		215,388	215,622
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3668% 1/12/44 (l)		220,000	230,007
Series 2004-MKB1 Class F, 5.9514% 2/12/42 (f)(l)		19,073	19,098
Series 2005-LC1 Class F, 5.4208% 1/12/44 (f)(l)		1,655,000	1,575,347
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1:
Class AJ, 5.6733% 5/12/39 (l)		$ 530,000	$ 534,891
Class AM, 5.6733% 5/12/39 (l)		100,000	106,419
Series 2007-C1 Class A4, 5.8385% 6/12/50 (l)		9,429,517	10,426,707
Series 2008-C1 Class A4, 5.69% 2/12/51		3,957,461	4,382,615
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (l)		94,480	94,461
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (l)		114,505	114,458
Class A3, 5.172% 12/12/49 (l)		900,000	961,908
Class ASB, 5.133% 12/12/49 (l)		634,544	652,256
Series 2007-5 Class A4, 5.378% 8/12/48		18,990,015	20,334,830
Series 2007-6 Class A4, 5.485% 3/12/51 (l)		14,650,000	15,913,064
Series 2007-7 Class A4, 5.7432% 6/12/50 (l)		6,656,000	7,275,015
Series 2006-4 Class XP, 0.6181% 12/12/49 (l)(n)		23,190,875	40,468
Series 2007-6 Class B, 5.635% 3/12/51 (l)		1,902,000	587,195
Series 2007-7 Class B, 5.7432% 6/12/50 (l)		166,000	6,604
Series 2007-8 Class A3, 5.8831% 8/12/49 (l)		1,640,000	1,805,050
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		9,924	9,924
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		99,120	99,120
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6625% 11/15/45 (f)(l)		1,357,000	1,379,427
Series 2013-C12 Class D, 4.935% 10/15/46 (f)		1,000,000	958,104
Series 2013-C13 Class D, 4.8959% 11/15/46 (f)(l)		1,019,000	988,050
Series 2013-C7:
Class D, 4.3026% 2/15/46 (f)(l)		810,000	757,413
Class E, 4.3026% 2/15/46 (f)(l)		340,000	294,208
Series 2013-C8 Class D, 4.1715% 12/15/48 (f)(l)		400,000	371,030
Series 2013-C9:
Class C, 4.0716% 5/15/46 (l)		620,000	614,015
Class D, 4.1596% 5/15/46 (f)(l)		1,740,000	1,604,654
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.355% 7/15/19 (f)(l)		357,716	321,944
Class J, 0.585% 7/15/19 (f)(l)		335,939	331,119
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (f)(l)		1,092,000	1,087,854
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.345% 10/15/20 (f)(l)		$ 667,354	$ 662,257
Class E, 0.405% 10/15/20 (f)(l)		834,661	825,345
Class F, 0.455% 10/15/20 (f)(l)		500,899	492,803
Class G, 0.495% 10/15/20 (f)(l)		619,188	602,989
Class H, 0.585% 10/15/20 (f)(l)		389,758	360,073
Class J, 0.735% 10/15/20 (f)(l)		225,021	185,381
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	667,499
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)		197,787	198,377
Series 2012-C4 Class E, 5.5252% 3/15/45 (f)(l)		1,210,000	1,239,087
Series 1997-RR Class F, 7.431% 4/30/39 (f)(l)		69,405	73,049
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		208,017	188,867
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	210,214
Class O, 5.91% 11/15/31 (f)		179,888	64,455
Series 2004-IQ7 Class E, 5.232% 6/15/38 (f)(l)		120,000	125,692
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,520,739
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (l)		1,000,000	1,025,743
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (l)		478,100	500,217
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	773,458
Series 2006-T23 Class A3, 5.8054% 8/12/41 (l)		837,742	837,589
Series 2007-HQ12 Class A2, 5.773% 4/12/49 (l)		5,580,428	5,666,840
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)		2,852,000	3,115,770
Class B, 5.722% 4/15/49 (l)		469,000	99,569
Series 2011-C1:
Class C, 5.2515% 9/15/47 (f)(l)		970,000	1,071,714
Class D, 5.2515% 9/15/47 (f)(l)		1,760,000	1,923,488
Class E, 5.2515% 9/15/47 (f)(l)		573,100	599,652
Series 2011-C2:
Class D, 5.3048% 6/15/44 (f)(l)		580,000	624,559
Class E, 5.3048% 6/15/44 (f)(l)		600,000	628,202
Class F, 5.3048% 6/15/44 (f)(l)		550,000	517,403
Class XB, 0.4592% 6/15/44 (f)(l)(n)		9,001,008	259,067
Series 2011-C3:
Class C, 5.1828% 7/15/49 (f)(l)		1,000,000	1,087,327
Class D, 5.1828% 7/15/49 (f)(l)		1,130,000	1,194,335
Class E, 5.1828% 7/15/49 (f)(l)		400,000	417,482
Series 2012-C4 Class D, 5.5252% 3/15/45 (f)(l)		330,000	353,714
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-TOP3 Class E, 7.5032% 7/15/33 (f)(l)		150,000	172,673
Series 2003-TOP9 Class E, 5.434% 11/13/36 (f)(l)		78,000	78,038
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (f)		$ 273,000	$ 301,569
Class D, 6.45% 1/22/26 (f)		740,731	814,233
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		931,552	1,190,151
RBSCF Trust Series 2010-MB1 Class D, 4.8446% 4/15/24 (f)(l)		1,238,000	1,254,957
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	96,811
Class G, 4.456% 9/12/38 (f)	CAD	54,000	47,987
Class H, 4.456% 9/12/38 (f)	CAD	36,000	31,424
Class J, 4.456% 9/12/38 (f)	CAD	36,000	30,132
Class K, 4.456% 9/12/38 (f)	CAD	18,000	14,464
Class L, 4.456% 9/12/38 (f)	CAD	26,000	19,309
Class M, 4.456% 9/12/38 (r)	CAD	104,391	62,868
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	112,961
Class G, 4.57% 4/12/23	CAD	42,000	36,766
Class H, 4.57% 4/12/23	CAD	42,000	35,904
Class J, 4.57% 4/12/23	CAD	42,000	35,067
Class K, 4.57% 4/12/23	CAD	21,000	17,127
Class L, 4.57% 4/12/23	CAD	63,000	50,197
Class M, 4.57% 4/12/23	CAD	155,242	97,077
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		267,958	95,125
SCG Trust Series 2013-SRP1 Class D, 3.4957% 11/15/26 (f)(l)		880,000	856,269
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.56% 8/15/39 (l)		170,000	177,622
Series 2007-C4 Class F, 5.56% 8/15/39 (l)		820,000	679,813
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	284,985
UBS Commercial Mortgage Trust:
Series 2007-FL1:
Class F, 0.73% 7/15/24 (f)(l)		110,000	107,964
Class G, 0.73% 7/15/24 (f)(l)		200,000	195,350
Series 2012-C1 Class D, 5.5348% 5/10/45 (f)(l)		693,000	713,586
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (f)(l)		310,000	298,347
Series 2012-WRM Class E, 4.238% 6/10/30 (f)(l)		970,000	906,908
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (f)(l)		$ 284,000	$ 332,362
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(l)		1,299,000	1,248,201
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	208,811
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (f)(l)		889,875	872,388
Class J, 0.755% 9/15/21 (f)(l)		395,545	379,861
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (f)(l)		4,565,501	4,386,227
Class LXR1, 0.855% 6/15/20 (f)(l)		233,698	228,962
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,956,505	9,699,510
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,548,300
Series 2007-C31 Class A4, 5.509% 4/15/47		47,423,000	50,921,395
Series 2007-C32 Class A3, 5.7453% 6/15/49 (l)		19,449,000	21,207,744
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (l)		26,090,000	28,295,857
Class A5, 5.9414% 2/15/51 (l)		19,259,000	21,248,840
Series 2004-C10 Class E, 4.931% 2/15/41		222,290	222,402
Series 2004-C11:
Class D, 5.3615% 1/15/41 (l)		360,000	368,122
Class E, 5.4115% 1/15/41 (l)		327,000	335,412
Series 2004-C12 Class D, 5.4293% 7/15/41 (l)		134,422	134,711
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,937,820
Series 2005-C22:
Class B, 5.3703% 12/15/44 (l)		4,218,000	4,208,805
Class F, 5.3703% 12/15/44 (f)(l)		3,171,000	868,170
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)		7,870,000	8,281,011
Series 2006-C27 Class A1A, 5.749% 7/15/45 (l)		21,917,342	23,618,018
Series 2007-C31 Class C, 5.6724% 4/15/47 (l)		522,000	503,137
Series 2007-WHL8 Class D, 0.455% 6/15/20 (l)		9,900,000	9,594,536
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (f)(l)(n)		20,614,217	643,968
Series 2012-LC5:
Class C, 4.693% 10/15/45 (l)		569,000	599,223
Class D, 4.7782% 10/15/45 (f)(l)		1,621,000	1,616,421
Series 2013-LC12 Class C, 4.4405% 7/15/46 (l)		600,000	604,185
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)		$ 325,000	$ 273,293
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	396,444
Class D, 5.5498% 3/15/44 (f)(l)		230,000	245,044
Class E, 5% 3/15/44 (f)		890,000	822,638
Series 2011-C4:
Class D, 5.2455% 6/15/44 (f)(l)		408,000	439,499
Class E, 5.2455% 6/15/44 (f)(l)		320,000	332,542
Series 2011-C5:
Class C, 5.6352% 11/15/44 (f)(l)		260,000	292,468
Class D, 5.6352% 11/15/44 (f)(l)		600,000	658,558
Class E, 5.6352% 11/15/44 (f)(l)		590,000	627,953
Class F, 5.25% 11/15/44 (f)(l)		933,000	859,702
Class XA, 2.0044% 11/15/44 (f)(l)(n)		5,020,186	477,771
Series 2012-C10:
Class D, 4.4589% 12/15/45 (f)(l)		380,000	366,341
Class E, 4.4589% 12/15/45 (f)(l)		1,190,000	1,021,009
Series 2012-C6 Class D, 5.5621% 4/15/45 (f)(l)		540,000	569,247
Series 2012-C7:
Class C, 4.8462% 6/15/45 (l)		1,270,000	1,353,930
Class E, 4.8462% 6/15/45 (f)(l)		890,000	888,946
Class F, 4.5% 6/15/45 (f)		357,000	309,356
Class G, 4.5% 6/15/45 (f)		700,000	521,675
Series 2012-C8 Class D, 4.877% 8/15/45 (f)(l)		650,000	677,976
Series 2013-C11:
Class D, 4.1828% 3/15/45 (f)(l)		870,000	829,963
Class E, 4.1828% 3/15/45 (f)(l)		1,750,000	1,472,921
Series 2013-C13 Class D, 4.2791% 5/15/45 (f)(l)		600,000	560,458
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $872,172,278)			933,238,218
Municipal Securities - 1.8%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)		3,300,000	3,358,443
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,884,450
7.3% 10/1/39		18,415,000	26,627,906
7.5% 4/1/34		9,105,000	13,308,323
7.6% 11/1/40		12,540,000	19,243,759
Municipal Securities - continued
		Principal Amount (d)	Value
California Gen. Oblig.: - continued
7.625% 3/1/40		$ 5,410,000	$ 8,206,267
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,607,644
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,971,431
Series 2012 B, 5.432% 1/1/42		3,285,000	3,102,190
6.314% 1/1/44		19,560,000	20,725,385
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		1,425,000	1,495,979
5.1% 6/1/33		63,045,000	62,600,533
Series 2010, 4.421% 1/1/15		6,825,000	6,900,826
Series 2010-1, 6.63% 2/1/35		11,945,000	13,301,355
Series 2010-3:
5.547% 4/1/19		330,000	362,822
6.725% 4/1/35		17,810,000	20,016,125
7.35% 7/1/35		8,165,000	9,551,662
Series 2011:
4.961% 3/1/16		1,035,000	1,092,722
5.365% 3/1/17		395,000	428,859
5.665% 3/1/18		10,595,000	11,739,472
5.877% 3/1/19		28,035,000	31,356,306
Series 2013:
2.69% 12/1/17		3,365,000	3,408,880
3.14% 12/1/18		3,490,000	3,539,174
TOTAL MUNICIPAL SECURITIES (Cost $268,302,759)			283,830,513
Foreign Government and Government Agency Obligations - 2.3%

Argentine Republic:
7% 10/3/15		10,240,000	9,400,604
7% 4/17/17		6,135,000	5,133,461
Aruba Government 4.625% 9/14/23 (f)		560,000	565,600
Azerbaijan Republic 4.75% 3/18/24 (f)		560,000	576,100
Bahamian Republic 6.95% 11/20/29 (f)		555,000	629,925
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)		10,570,000	10,865,960
5.75% 9/26/23 (f)		10,378,000	11,286,075
6.369% 6/16/18 (f)		12,810,000	14,279,307
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 4,385,000	$ 4,439,813
8.95% 1/26/18		2,385,000	2,480,400
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	10,405,200
5% 1/27/45		440,000	451,000
5.625% 1/7/41		13,385,000	15,058,125
7.125% 1/20/37		1,875,000	2,470,313
8.25% 1/20/34		1,535,000	2,206,563
12.25% 3/6/30		555,000	1,048,950
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		2,055,000	1,772,438
City of Buenos Aires 12.5% 4/6/15 (f)		925,000	918,063
Colombian Republic:
5.625% 2/26/44		1,050,000	1,218,000
6.125% 1/18/41		1,985,000	2,451,475
7.375% 9/18/37		1,680,000	2,336,040
10.375% 1/28/33		2,100,000	3,360,000
Congo Republic 3.5% 6/30/29 (e)		3,232,660	2,985,265
Costa Rican Republic:
4.25% 1/26/23 (f)		2,050,000	1,952,625
4.375% 4/30/25 (f)		890,000	841,050
5.625% 4/30/43 (f)		490,000	447,125
7% 4/4/44 (f)		1,050,000	1,120,875
Croatia Republic:
5.5% 4/4/23 (f)		1,710,000	1,784,727
6% 1/26/24 (f)		1,400,000	1,505,000
6.25% 4/27/17 (f)		1,260,000	1,353,681
6.375% 3/24/21 (f)		1,550,000	1,705,000
6.625% 7/14/20 (f)		1,670,000	1,853,700
6.75% 11/5/19 (f)		2,050,000	2,285,750
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		475,000	488,063
5.875% 7/25/22 (f)		1,175,000	1,226,406
5.875% 7/25/22		450,000	469,688
6% 1/14/19 (f)		1,150,000	1,216,125
6.25% 10/4/20 (f)		2,130,000	2,279,100
6.25% 7/27/21 (f)		1,410,000	1,508,700
7.4% 1/22/15 (f)		715,000	728,943
Dominican Republic:
1.1344% 8/30/24 (l)		1,850,000	1,572,500
5.875% 4/18/24 (f)		570,000	605,625
5.875% 4/18/24		585,000	621,563
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Dominican Republic: - continued
7.45% 4/30/44 (f)		$ 2,240,000	$ 2,480,800
7.5% 5/6/21 (f)		2,030,000	2,339,575
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	737,438
7.65% 6/15/35 (Reg. S)		1,165,000	1,275,675
8.25% 4/10/32 (Reg. S)		575,000	678,448
Gabonese Republic 6.375% 12/12/24 (f)		931,600	1,017,773
Georgia Republic 6.875% 4/12/21 (f)		720,000	811,800
German Federal Republic 2.5% 7/4/44	EUR	350,000	541,783
Guatemalan Republic 5.75% 6/6/22 (f)		555,000	611,888
Hungarian Republic:
4.125% 2/19/18		1,606,000	1,666,225
5.375% 3/25/24		594,000	640,035
5.75% 11/22/23		1,910,000	2,101,000
6.375% 3/29/21		1,265,000	1,442,100
7.625% 3/29/41		1,980,000	2,578,950
Indonesian Republic:
3.375% 4/15/23 (f)		555,000	529,331
4.875% 5/5/21 (f)		1,260,000	1,346,625
5.25% 1/17/42 (f)		715,000	724,831
5.375% 10/17/23		400,000	438,500
5.875% 3/13/20 (f)		810,000	908,213
6.625% 2/17/37 (f)		950,000	1,118,625
6.75% 1/15/44 (f)		690,000	844,388
7.75% 1/17/38 (f)		2,270,000	2,994,039
8.5% 10/12/35 (Reg. S)		1,860,000	2,600,503
11.625% 3/4/19 (f)		885,000	1,200,281
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		3,410,000	3,486,725
7.125% 3/31/16 (Reg. S)		100,000	102,250
7.25% 4/15/19 (f)		3,010,000	3,055,150
8.25% 4/15/24 (f)		1,000,000	1,032,700
Ivory Coast:
5.375% 7/23/24 (f)		850,000	833,000
7.7743% 12/31/32		3,150,000	3,140,172
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,229,760
Latvian Republic:
5.25% 2/22/17 (f)		550,000	598,675
5.25% 6/16/21 (f)		305,000	342,170
Lebanese Republic:
4% 12/31/17		3,480,750	3,428,539
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lebanese Republic: - continued
4.75% 11/2/16		$ 1,785,000	$ 1,811,775
5.15% 11/12/18		1,190,000	1,190,000
5.45% 11/28/19		1,555,000	1,556,944
6.375% 3/9/20		1,180,000	1,239,000
Lithuanian Republic:
6.125% 3/9/21 (f)		1,560,000	1,829,100
6.625% 2/1/22 (f)		1,690,000	2,055,463
7.375% 2/11/20 (f)		1,565,000	1,914,183
Moroccan Kingdom:
4.25% 12/11/22 (f)		1,800,000	1,809,000
5.5% 12/11/42 (f)		600,000	607,500
Panamanian Republic:
6.7% 1/26/36		1,710,000	2,197,350
8.875% 9/30/27		1,335,000	1,972,463
9.375% 4/1/29		965,000	1,490,925
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
8.75% 11/21/33		2,625,000	4,108,125
Philippine Republic:
6.375% 1/15/32		395,000	502,144
7.75% 1/14/31		1,655,000	2,339,756
9.5% 2/2/30		1,685,000	2,700,213
10.625% 3/16/25		1,210,000	1,929,950
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		930,000	957,900
5.95% 8/22/23 (f)		885,000	955,800
5.95% 8/22/23		400,000	432,000
Polish Government:
3% 3/17/23		1,465,000	1,444,856
5% 3/23/22		1,805,000	2,027,015
6.375% 7/15/19		790,000	938,501
Provincia de Cordoba 12.375% 8/17/17 (f)		1,615,000	1,485,800
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		988,100	968,338
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,250,000	1,369,500
Republic of Armenia 6% 9/30/20 (f)		2,455,000	2,553,200
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,700,000	3,279,125
Republic of Kenya 6.875% 6/24/24 (f)		400,000	432,000
Republic of Namibia 5.5% 11/3/21 (f)		400,000	433,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Nigeria:
5.125% 7/12/18 (f)		$ 370,000	$ 382,025
6.75% 1/28/21 (f)		615,000	679,575
Republic of Paraguay 4.625% 1/25/23 (f)		225,000	233,438
Republic of Serbia:
4.875% 2/25/20 (f)		790,000	803,825
5.25% 11/21/17 (f)		965,000	1,004,806
5.875% 12/3/18 (f)		2,180,000	2,313,525
6.75% 11/1/24 (f)		2,427,686	2,448,928
7.25% 9/28/21 (f)		1,450,000	1,671,125
Republic of Zambia 5.375% 9/20/22 (f)		800,000	783,480
Romanian Republic:
4.375% 8/22/23 (f)		1,796,000	1,874,575
6.125% 1/22/44 (f)		1,472,000	1,736,960
6.75% 2/7/22 (f)		2,872,000	3,464,350
6.75% 2/7/22		50,000	60,313
Russian Federation:
3.625% 9/16/20	EUR	1,200,000	1,567,280
5.625% 4/4/42 (f)		400,000	390,040
5.875% 9/16/43 (f)		1,700,000	1,700,340
7.5% 3/31/30 (Reg. S)		1,073,395	1,194,152
12.75% 6/24/28 (Reg. S)		3,235,000	5,286,702
Slovakia Republic 4.375% 5/21/22 (f)		700,000	753,431
South African Republic 5.875% 9/16/25		1,785,000	2,019,728
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,169,125
Turkish Republic:
5.125% 3/25/22		515,000	547,960
5.625% 3/30/21		815,000	895,930
6.25% 9/26/22		680,000	775,200
6.75% 4/3/18		1,075,000	1,212,063
6.75% 5/30/40		975,000	1,171,463
6.875% 3/17/36		1,795,000	2,185,951
7% 3/11/19		685,000	788,572
7.25% 3/5/38		1,150,000	1,460,500
7.375% 2/5/25		1,695,000	2,108,580
7.5% 11/7/19		1,215,000	1,436,859
8% 2/14/34		570,000	769,500
11.875% 1/15/30		630,000	1,102,500
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		1,515,000	1,333,200
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government:
7.75% 9/23/20 (f)		$ 1,105,000	$ 966,875
7.8% 11/28/22 (f)		450,000	393,750
7.95% 2/23/21 (f)		1,025,000	891,750
9.25% 7/24/17 (f)		2,500,000	2,306,250
United Mexican States:
4% 10/2/23		28,314,000	30,012,840
4.75% 3/8/44		13,662,000	14,331,438
6.05% 1/11/40		1,206,000	1,507,500
6.75% 9/27/34		800,000	1,056,000
7.5% 4/8/33		360,000	510,840
8.3% 8/15/31		420,000	633,150
United Republic of Tanzania 6.332% 3/9/20 (l)		655,000	704,125
Uruguay Republic:
7.625% 3/21/36		470,000	649,775
7.875% 1/15/33 pay-in-kind		3,760,000	5,226,401
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		8,340,000	7,647,780
6% 12/9/20		540,000	380,700
7% 3/31/38		395,000	245,493
8.5% 10/8/14		4,225,000	4,199,650
9% 5/7/23 (Reg. S)		1,780,000	1,401,750
9.25% 5/7/28 (Reg. S)		630,000	478,800
9.375% 1/13/34		505,000	382,538
11.75% 10/21/26 (Reg. S)		1,160,000	1,022,540
11.95% 8/5/31 (Reg. S)		2,910,000	2,568,075
12.75% 8/23/22		2,230,000	2,129,650
13.625% 8/15/18		1,318,000	1,361,494
Vietnamese Socialist Republic:
1.1875% 3/12/16 (l)		513,044	472,641
4% 3/12/28 (e)		4,365,250	3,977,834
6.875% 1/15/16 (f)		1,880,000	2,001,260
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $342,603,190)			365,460,716
Supranational Obligations - 0.0%

European Financial Stability Facility 3% 9/4/34 (Cost $1,314,141)	EUR	1,000,000	1,599,844
Common Stocks - 0.0%
	Shares (d)	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(f) (Cost $1,258,919)	1	$ 134,400
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	245,812
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	454,500
		700,312
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series S, 6.60%	172,317	4,313,095
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	384,000
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	683,928
Series D, 7.50%	5,942	145,876
Boston Properties, Inc. 5.25%	17,500	412,125
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	198,481
Series E, 6.625%	25,000	622,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	255,000
Corporate Office Properties Trust Series L, 7.375%	12,221	323,734
CYS Investments, Inc. Series B, 7.50%	21,700	512,337
DDR Corp. Series K, 6.25%	17,823	442,545
Digital Realty Trust, Inc. Series E, 7.00%	10,000	255,800
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	469,764
Essex Property Trust, Inc. Series H, 7.125%	9,354	251,529
First Potomac Realty Trust 7.75%	15,000	387,600
Hersha Hospitality Trust Series B, 8.00%	13,844	367,143
Hospitality Properties Trust Series D, 7.125%	10,000	262,600
LaSalle Hotel Properties Series H, 7.50%	10,000	263,200
PS Business Parks, Inc.:
Series R, 6.875%	10,000	262,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.: - continued
Series S, 6.45%	21,000	$ 539,910
Public Storage:
Series P, 6.50%	12,000	315,600
Series R, 6.35%	10,500	272,265
Series S, 5.90%	20,000	499,200
Realty Income Corp. Series F, 6.625%	12,000	315,360
Regency Centers Corp. Series 6, 6.625%	5,510	147,172
Retail Properties America, Inc. 7.00%	24,109	620,566
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	466,074
Stag Industrial, Inc. Series A, 9.00%	20,000	553,000
Sun Communities, Inc. Series A, 7.125%	27,253	704,490
Taubman Centers, Inc. Series J, 6.50%	11,338	286,851
		11,220,150
TOTAL FINANCIALS		15,533,245
TOTAL PREFERRED STOCKS (Cost $15,773,932)		16,233,557
Bank Loan Obligations - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (l)	$ 542,275	539,564
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (l)	1,107,225	1,093,385
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (l)	2,084,659	2,022,120
Hotels, Restaurants & Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (l)	185,000	185,694
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (l)	340,000	333,200
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (l)	5,156,235	5,078,892
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (l)	$ 1,421,053	$ 1,415,724
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (l)	1,152,381	1,152,381
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (l)	572,125	570,695
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (l)	15,000	15,019
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (l)	340,000	340,000
Tranche B 2LN, term loan 9.25% 7/15/21 (l)	380,000	380,000
		9,471,605
Media - 0.1%
Clear Channel Communications, Inc. Tranche D, term loan 6.9067% 1/30/19 (l)	8,740,000	8,587,050
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (l)	753,296	756,121
Tranche B 2LN, term loan 4.5% 5/8/20 (l)	651,704	654,148
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (l)	557,200	554,414
		10,551,733
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (l)	100,000	99,880
6% 5/22/18 (l)	1,765,542	1,776,576
		1,876,456
TOTAL CONSUMER DISCRETIONARY		25,554,863
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (l)	1,755,000	1,737,450
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (l)	2,368,686	2,333,156
		4,070,606
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (l)	2,105,000	2,075,719
Bank Loan Obligations - continued
	Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (l)	$ 3,370,000	$ 3,437,400
Tranche B 1LN, term loan 3.875% 9/30/18 (l)	342,737	341,880
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (l)	1,766,650	1,753,400
		7,608,399
TOTAL ENERGY		11,679,005
FINANCIALS - 0.1%
Capital Markets - 0.0%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8/5/22 (q)	1,000,000	995,000
Tranche B 1LN, term loan 8/5/21 (q)	255,000	254,681
		1,249,681
Diversified Financial Services - 0.1%
Blackstone 9.98% 10/1/17	1,228,816	1,253,392
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (l)	3,042,317	2,970,062
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (l)	1,355,000	1,351,613
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (l)	3,200,000	3,276,000
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (l)	1,172,136	1,164,811
		10,015,878
Real Estate Management & Development - 0.0%
CBRE Group, Inc. Tranche B, term loan 2.9058% 3/28/21 (l)	503,725	498,688
CityCenter 8.74% 7/10/15 (l)	413,418	413,418
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (l)	543,634	540,236
		1,452,342
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (l)	44,438	43,993
TOTAL FINANCIALS		12,761,894
Bank Loan Obligations - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (l)	$ 125,000	$ 124,844
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (l)	15,000	15,094
		139,938
Pharmaceuticals - 0.0%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (l)	2,129,663	2,104,373
Grifols, S.A. Tranche B, term loan 3.1567% 2/27/21 (l)	3,551,100	3,520,028
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (l)	1,080,000	1,071,900
Tranche B 1LN, term loan 4.25% 1/28/21 (l)	1,906,100	1,877,509
		8,573,810
TOTAL HEALTH CARE		8,713,748
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (l)	1,010,000	1,003,688
Building Products - 0.0%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (l)	1,750,613	1,733,281
Tranche 2LN, term loan 7.75% 4/1/22 (l)	350,000	348,285
		2,081,566
Commercial Services & Supplies - 0.1%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (l)	1,431,413	1,417,098
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (l)	3,821,388	3,869,155
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (l)	2,582,025	2,591,708
Garda World Security Corp.:
term loan 4% 11/8/20 (l)	2,004,917	1,987,374
Tranche DD, term loan 4% 11/8/20 (l)	512,886	508,398
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (l)	917,700	903,935
		11,277,668
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (l)	468,104	469,859
Bank Loan Obligations - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (l)	$ 743,138	$ 740,388
Machinery - 0.0%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (l)	2,370,000	2,367,038
Tranche 2LN, term loan 7.25% 6/30/22 (l)	915,000	916,144
		3,283,182
Road & Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (l)	696,500	705,206
TOTAL INDUSTRIALS		19,561,557
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (l)	575,000	573,563
Tranche B 1LN, term loan 4.5% 4/9/21 (l)	1,030,000	1,024,850
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (l)	478,160	473,379
		2,071,792
Internet Software & Services - 0.1%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (l)	2,046,377	2,033,587
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (l)	2,628,413	2,582,415
		4,616,002
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche D, term loan 3.25% 1/11/20 (l)	2,084,250	2,068,618
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (l)	1,344,883	1,348,245
TOTAL INFORMATION TECHNOLOGY		10,104,657
Bank Loan Obligations - continued
	Principal Amount (d)	Value
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)	$ 892,763	$ 880,487
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (l)	3,399,111	3,365,120
		4,245,607
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (l)	3,544,463	3,531,171
TOTAL MATERIALS		7,776,778
TOTAL BANK LOAN OBLIGATIONS (Cost $96,197,710)		96,152,502
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (l)	979,648	960,055
Goldman Sachs 1.1875% 12/14/19 (l)	839,583	822,792
Mizuho 0% 12/14/19 (l)	393,666	385,793
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,994,094)		2,168,640
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21	23,245,000	23,320,407
Fifth Third Bank 4.75% 2/1/15	1,329,000	1,351,754
TOTAL BANK NOTES (Cost $24,519,856)		24,672,161
Fixed-Income Funds - 16.2%
	Shares
Fidelity Floating Rate Central Fund (m)	4,070,331	440,816,855
Fidelity Mortgage Backed Securities Central Fund (m)	19,636,442	2,130,357,633
TOTAL FIXED-INCOME FUNDS (Cost $2,338,127,411)		2,571,174,488
Preferred Securities - 0.3%
		Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		$ 850,000	$ 882,770
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		2,005,000	2,068,065
			2,950,835
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd.:
5.875% (f)(g)		400,000	395,724
5.875% (Reg. S) (g)		200,000	197,862
			593,586
FINANCIALS - 0.2%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22		9,935,000	11,370,277
Barclays PLC 8.25% (g)(l)		935,000	1,006,682
KBC Groupe SA 5.625% (Reg. S) (g)(l)	EUR	2,850,000	3,770,200
			16,147,159
Capital Markets - 0.1%
UBS AG 4.75% 2/12/26 (Reg. S) (l)	EUR	3,700,000	5,355,057
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (f)(g)		650,000	665,336
8.625% (Reg. S) (g)		200,000	204,719
Vattenfall Treasury AB 5.25% (g)(l)	EUR	3,000,000	4,097,236
			4,967,291
TOTAL FINANCIALS			26,469,507
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (f)(g)		2,880,000	3,005,570
7.5% (Reg. S) (g)		100,000	104,360
			3,109,930
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		1,600,000	1,501,304
Preferred Securities - continued
		Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (g)(l)		$ 2,700,000	$ 2,865,421
Multi-Utilities - 0.1%
RWE AG 4.625% (g)(l)	EUR	4,600,000	6,446,682
TOTAL UTILITIES			9,312,103
TOTAL PREFERRED SECURITIES (Cost $42,936,138)			43,937,265
Money Market Funds - 2.3%
Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $370,282,345)	370,282,345	370,282,345
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (d)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	5,700,000	66,153
Option on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	7,750,000	89,945
Option on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .65%	10/15/14	27,500,000	56,824
TOTAL PURCHASED SWAPTIONS (Cost $242,938)			212,922
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $15,214,423,534)		15,937,034,402
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(30,338,076)
NET ASSETS - 100%		$ 15,906,696,326
TBA Sale Commitments
	Principal Amount (d)	Value
Fannie Mae
3% 9/1/44	$ (1,100,000)	$ (1,094,758)
3.5% 9/1/44	(1,300,000)	(1,338,131)
4% 9/1/44	(1,000,000)	(1,059,421)
4% 9/1/44	(400,000)	(423,768)
4% 9/1/44	(600,000)	(635,653)
4% 9/1/44	(1,000,000)	(1,059,421)
4% 9/1/44	(1,500,000)	(1,589,132)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(600,000)	(635,653)
4% 9/1/44	(1,600,000)	(1,695,074)
4% 9/1/44	(1,700,000)	(1,801,016)
4% 9/1/44	(1,600,000)	(1,695,074)
4% 9/1/44	(1,700,000)	(1,801,016)
4% 9/1/44	(1,500,000)	(1,589,132)
4.5% 9/1/44	(3,000,000)	(3,239,264)
4.5% 9/1/44	(8,200,000)	(8,853,987)
4.5% 9/1/44	(7,200,000)	(7,774,232)
5% 9/1/44	(2,600,000)	(2,867,230)
5% 9/1/44	(3,900,000)	(4,300,845)
TOTAL FANNIE MAE		(46,419,187)
Freddie Mac
3.5% 9/1/44	(16,600,000)	(17,051,884)
3.5% 9/1/44	(21,500,000)	(22,085,271)
3.5% 9/1/44	(4,300,000)	(4,417,054)
3.5% 9/1/44	(6,300,000)	(6,471,498)
TOTAL FREDDIE MAC		(50,025,707)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Ginnie Mae
3% 9/1/44	$ (1,100,000)	$ (1,114,692)
3% 9/1/44	(2,200,000)	(2,229,391)
3% 9/1/44	(1,000,000)	(1,013,359)
3% 9/1/44	(1,300,000)	(1,317,367)
3% 9/1/44	(1,100,000)	(1,114,695)
3% 9/1/44	(1,300,000)	(1,317,367)
3% 9/1/44	(2,200,000)	(2,229,391)
TOTAL GINNIE MAE		(10,336,262)
TOTAL TBA SALE COMMITMENTS (Proceeds $106,227,439)		$ (106,781,156)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2014	$ 2,412,046	$ 99,890
3 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2014	597,348	12,532
46 TME 10 Year Canadian Note Contracts	Dec. 2014	5,809,970	46,426
2 TSE 10 Year Japanese Government Bond Index Contracts	Sept. 2014	2,810,899	19,596
TOTAL BOND INDEX CONTRACTS		11,630,263	178,444
Treasury Contracts
45 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	5,660,156	16,119
188 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	22,341,156	30,036
35 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2014	4,903,281	64,633
48 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2014	7,464,000	168,123
TOTAL TREASURY CONTRACTS		40,368,593	278,911
TOTAL PURCHASED		51,998,856	457,355
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
67 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2014	$ 11,376,718	$ (55,581)
100 LIFFE Long Gilt Contracts (United Kingdom)	Dec. 2014	18,849,343	(152,842)
85 LIFFE Medium Gilt Contracts (United Kingdom)	Dec. 2014	15,416,568	(42,426)
TOTAL BOND INDEX CONTRACTS		45,642,629	(250,849)
		$ 97,641,485	$ 206,506

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (d)	Unrealized Appreciation/ (Depreciation)
9/3/14	GBP	JPMorgan Chase Bank	Buy	100,000	$ 166,068	$ (53)
11/12/14	AUD	Citibank NA	Sell	28,000	26,062	50
11/12/14	CAD	Citibank NA	Sell	105,000	97,475	1,077
11/12/14	EUR	Barclays Bank PLC, London	Sell	219,000	293,160	5,260
11/12/14	EUR	Barclays Bank PLC, London	Sell	231,000	307,752	4,077
11/12/14	EUR	Barclays Bank PLC, London	Sell	646,000	862,623	13,384
11/12/14	EUR	Barclays Bank PLC, London	Sell	1,189,000	1,593,617	30,542
11/12/14	EUR	Barclays Bank PLC, London	Sell	1,326,000	1,775,938	32,762
11/12/14	EUR	Barclays Bank PLC, London	Sell	1,826,000	2,444,850	44,367
11/12/14	EUR	Barclays Bank PLC, London	Sell	78,510,000	106,241,302	3,031,075
11/12/14	EUR	Deutsche Bank AG	Buy	285,000	381,248	(6,584)
11/12/14	EUR	Deutsche Bank AG	Buy	1,095,000	1,470,057	(30,556)
11/12/14	EUR	Deutsche Bank AG	Sell	379,000	509,005	10,767
11/12/14	EUR	JPMorgan Chase Bank	Sell	833,000	1,097,777	2,705
11/12/14	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	204,000	270,803	(2,623)
11/12/14	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	1,830,000	2,431,822	(26,081)
11/12/14	GBP	BNP Paribas	Sell	46,262,000	78,951,099	2,197,931
11/12/14	GBP	Barclays Bank PLC, London	Sell	155,000	261,414	4,254
11/12/14	GBP	JPMorgan Chase Bank	Sell	527,000	874,672	328
11/12/14	GBP	Morgan Stanley Cap. Svcs. LLC	Buy	149,000	246,960	245
11/12/14	JPY	Deutsche Bank AG	Sell	15,000,000	148,107	3,859
						$ 5,316,786

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	$ (99,443)	$ 10,495	$ (88,948)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	4,814	(2,065)	2,749
Societe Generale		Jun. 2021	Credit Suisse International	(5%)	EUR	600,000	(205,524)	195,819	(9,705)
Societe Generale		Jun. 2021	JPMorgan Chase Bank	(5%)	EUR	1,450,000	(496,682)	436,753	(59,929)
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(108,020)	(68,509)	(176,529)
TOTAL BUY PROTECTION							(904,855)	572,493	(332,362)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%		22,651	(21,029)	0	(21,029)
TOTAL CREDIT DEFAULT SWAPS							$ (925,884)	$ 572,493	$ (353,391)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps - continued
Interest Rate Swaps
Clearinghouse/Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(3)	Unrealized Appreciation/ (Depreciation)
CME	Sep. 2024	$ 4,766,000	3-month LIBOR	3.25%	$ (103,752)	$ 0	$ (103,752)
CME	Sep. 2044	3,151,000	3-month LIBOR	4%	(265,059)	0	(265,059)
TOTAL INTEREST RATE SWAPS					$ (368,811)	$ 0	$ (368,811)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,291,440,220 or 8.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,188,872.

(j) Security or a portion of the security has been segregated as collateral for open foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $551,650.

(k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $110,766.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $184,159 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 118,557
Real Estate Asset Liquidity Trust Series 2006-2 Class M, 4.456% 9/12/38	10/2/06	$ 31,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 578,223
Fidelity Floating Rate Central Fund	21,180,210
Fidelity Mortgage Backed Securities Central Fund	58,026,119
Total	$ 79,784,552
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 412,309,245	$ 21,180,210	$ -	$ 440,816,855	35.5%
Fidelity Mortgage Backed Securities Central Fund	2,640,480,896	368,429,800	947,557,350	2,130,357,633	19.9%
Total	$ 3,052,790,141	$ 389,610,010	$ 947,557,350	$ 2,571,174,488
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 16,233,557	$ 15,987,745	$ 245,812	$ -
Telecommunication Services	134,400	-	-	134,400
Corporate Bonds	5,123,894,428	-	5,123,881,509	12,919
U.S. Government and Government Agency Obligations	5,106,166,906	-	5,106,166,906	-
U.S. Government Agency - Mortgage Securities	719,895,781	-	719,895,781	-
Asset-Backed Securities	154,306,626	-	152,200,624	2,106,002
Collateralized Mortgage Obligations	123,673,090	-	123,070,054	603,036
Commercial Mortgage Securities	933,238,218	-	931,076,112	2,162,106
Municipal Securities	283,830,513	-	283,830,513	-
Foreign Government and Government Agency Obligations	365,460,716	-	364,100,716	1,360,000
Supranational Obligations	1,599,844	-	1,599,844	-
Bank Loan Obligations	96,152,502	-	94,485,692	1,666,810
Sovereign Loan Participations	2,168,640	-	-	2,168,640
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Notes	$ 24,672,161	$ -	$ 24,672,161	$ -
Fixed-Income Funds	2,571,174,488	2,571,174,488	-	-
Preferred Securities	43,937,265	-	43,937,265	-
Money Market Funds	370,282,345	370,282,345	-	-
Purchased Swaptions	212,922	-	212,922	-
Total Investments in Securities:	$ 15,937,034,402	$ 2,957,444,578	$ 12,969,375,911	$ 10,213,913
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 5,382,683	$ -	$ 5,382,683	$ -
Futures Contracts	457,355	457,355	-	-
Swaps	4,814	-	4,814	-
Total Assets	$ 5,844,852	$ 457,355	$ 5,387,497	$ -
Liabilities
Foreign Currency Contracts	$ (65,897)	$ -	$ (65,897)	$ -
Futures Contracts	(250,849)	(250,849)	-	-
Swaps	(1,299,509)	-	(1,299,509)	-
Total Liabilities	$ (1,616,255)	$ (250,849)	$ (1,365,406)	$ -
Total Other Derivative Instruments:	$ 4,228,597	$ 206,506	$ 4,022,091	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (106,781,156)	$ -	$ (106,781,156)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 212,922	$ -
Swaps (d)	4,814	(930,698)
Total Credit Risk	217,736	(930,698)
Foreign Exchange Risk
Foreign Currency Contracts (a)	5,382,683	(65,897)
Interest Rate Risk
Futures Contracts (b)	457,355	(250,849)
Swaps (d)	-	(368,811)
Total Interest Rate Risk	457,355	(619,660)
Total Value of Derivatives	$ 6,057,774	$ (1,616,255)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,506,013,778)	$ 12,995,577,569
Fidelity Central Funds (cost $2,708,409,756)	2,941,456,833
Total Investments (cost $15,214,423,534)		$ 15,937,034,402
Segregated cash with brokers for derivative instruments		395,061
Cash		3,267,594
Foreign currency held at value (cost $1,190,871)		1,182,492
Receivable for investments sold Regular delivery		60,199,241
Delayed delivery		1,434,205
Receivable for TBA sale commitments		106,227,439
Unrealized appreciation on foreign currency contracts		5,382,683
Receivable for swaps		79
Receivable for fund shares sold		23,675,221
Dividends receivable		17,613
Interest receivable		98,922,348
Distributions receivable from Fidelity Central Funds		70,106
Receivable for daily variation margin for derivative instruments		110,344
Bi-lateral OTC swaps, at value		4,814
Receivable from investment adviser for expense reductions		1,671
Other receivables		88,167
Total assets		16,238,013,480

Liabilities
Payable for investments purchased Regular delivery	$ 64,573,987
Delayed delivery	139,071,581
TBA sale commitments, at value	106,781,156
Unrealized depreciation on foreign currency contracts	65,897
Payable for fund shares redeemed	12,194,168
Distributions payable	1,453,352
Bi-lateral OTC swaps, at value	930,698
Accrued management fee	4,068,354
Distribution and service plan fees payable	216,253
Other affiliated payables	1,876,335
Other payables and accrued expenses	85,373
Total liabilities		331,317,154

Net Assets		$ 15,906,696,326
Net Assets consist of:
Paid in capital		$ 15,409,516,676
Undistributed net investment income		23,414,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(252,996,325)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		726,761,027
Net Assets		$ 15,906,696,326

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($639,235,269 ÷ 59,335,482 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class T: Net Asset Value and redemption price per share ($57,971,552 ÷ 5,390,093 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class B: Net Asset Value and offering price per share ($4,460,126 ÷ 413,876 shares)A	$ 10.78

Class C: Net Asset Value and offering price per share ($83,818,462 ÷ 7,781,161 shares)A	$ 10.77

Total Bond: Net Asset Value, offering price and redemption price per share ($14,547,800,536 ÷ 1,350,586,063 shares)	$ 10.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($573,410,381 ÷ 53,314,612 shares)	$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Dividends		$ 2,742,828
Interest		397,170,563
Income from Fidelity Central Funds		79,784,552
Total income		479,697,943

Expenses
Management fee	$ 42,416,777
Transfer agent fees	14,274,493
Distribution and service plan fees	2,266,394
Fund wide operations fee	5,178,708
Independent trustees' compensation	55,352
Miscellaneous	22,616
Total expenses before reductions	64,214,340
Expense reductions	(28,855)	64,185,485
Net investment income (loss)		415,512,458
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,691,210
Fidelity Central Funds	1,868,417
Foreign currency transactions	(9,764,308)
Futures contracts	257,729
Swaps	(684,981)
Total net realized gain (loss)		77,368,067
Change in net unrealized appreciation (depreciation) on: Investment securities	413,331,269
Assets and liabilities in foreign currencies	5,219,713
Futures contracts	206,506
Swaps	(711,836)
Delayed delivery commitments	(1,130,932)
Total change in net unrealized appreciation (depreciation)		416,914,720
Net gain (loss)		494,282,787
Net increase (decrease) in net assets resulting from operations		$ 909,795,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 415,512,458	$ 379,026,725
Net realized gain (loss)	77,368,067	99,144,557
Change in net unrealized appreciation (depreciation)	416,914,720	(687,577,196)
Net increase (decrease) in net assets resulting from operations	909,795,245	(209,405,914)
Distributions to shareholders from net investment income	(392,171,286)	(361,890,942)
Distributions to shareholders from net realized gain	(128,031,263)	(483,153,308)
Total distributions	(520,202,549)	(845,044,250)
Share transactions - net increase (decrease)	3,089,248,773	(1,894,878,488)
Total increase (decrease) in net assets	3,478,841,469	(2,949,328,652)

Net Assets
Beginning of period	12,427,854,857	15,377,183,509
End of period (including undistributed net investment income of $23,414,948 and undistributed net investment income of $26,914,007, respectively)	$ 15,906,696,326	$ 12,427,854,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) C	.292	.263	.322	.381	.428
Net realized and unrealized gain (loss)	.382	(.468)	.438	.187	.778
Total from investment operations	.674	(.205)	.760	.568	1.206
Distributions from net investment income	(.275)	(.250)	(.335)	(.367)	(.402)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.384)	(.605)	(.510)	(.578)	(.436)
Net asset value, end of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnA, B	6.56%	(1.94)%	7.11%	5.35%	11.97%
Ratios to Average Net Assets D, F
Expenses before reductions	.76%	.79%	.82%	.83%	.82%
Expenses net of fee waivers, if any	.76%	.79%	.82%	.83%	.82%
Expenses net of all reductions	.76%	.79%	.82%	.83%	.82%
Net investment income (loss)	2.76%	2.41%	2.92%	3.50%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 639,235	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.290	.265	.328	.386	.426
Net realized and unrealized gain (loss)	.392	(.477)	.433	.186	.778
Total from investment operations	.682	(.212)	.761	.572	1.204
Distributions from net investment income	(.273)	(.253)	(.336)	(.371)	(.400)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.382)	(.608)	(.511)	(.582)	(.434)
Net asset value, end of period	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04
Total ReturnA, B	6.65%	(2.01)%	7.14%	5.39%	11.97%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.76%	.77%	.80%	.82%
Expenses net of fee waivers, if any	.78%	.76%	.77%	.80%	.82%
Expenses net of all reductions	.78%	.76%	.77%	.80%	.82%
Net investment income (loss)	2.74%	2.44%	2.97%	3.54%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,972	$ 52,848	$ 59,896	$ 60,500	$ 71,349
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Income from Investment Operations
Net investment income (loss) C	.217	.189	.247	.307	.351
Net realized and unrealized gain (loss)	.392	(.469)	.434	.177	.787
Total from investment operations	.609	(.280)	.681	.484	1.138
Distributions from net investment income	(.200)	(.175)	(.256)	(.293)	(.324)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.309)	(.530)	(.431)	(.504)	(.358)
Net asset value, end of period	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06
Total ReturnA, B	5.91%	(2.61)%	6.36%	4.54%	11.26%
Ratios to Average Net Assets D, F
Expenses before reductions	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.48%	1.48%	1.50%	1.52%	1.53%
Net investment income (loss)	2.04%	1.73%	2.24%	2.82%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,460	$ 7,112	$ 11,515	$ 9,225	$ 13,017
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) C	.211	.185	.246	.308	.354
Net realized and unrealized gain (loss)	.382	(.469)	.434	.187	.778
Total from investment operations	.593	(.284)	.680	.495	1.132
Distributions from net investment income	(.194)	(.171)	(.255)	(.294)	(.328)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.303)	(.526)	(.430)	(.505)	(.362)
Net asset value, end of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnA, B	5.75%	(2.65)%	6.34%	4.65%	11.20%
Ratios to Average Net Assets D, F
Expenses before reductions	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.53%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.99%	1.69%	2.23%	2.83%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,818	$ 79,711	$ 102,385	$ 63,867	$ 91,439
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) B	.326	.300	.363	.423	.466
Net realized and unrealized gain (loss)	.392	(.478)	.434	.187	.778
Total from investment operations	.718	(.178)	.797	.610	1.244
Distributions from net investment income	(.309)	(.287)	(.372)	(.409)	(.440)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.418)	(.642)	(.547)	(.620)	(.474)
Net asset value, end of period	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05
Total ReturnA	7.00%	(1.70)%	7.48%	5.76%	12.37%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.07%	2.75%	3.29%	3.89%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,547,801	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385
Portfolio turnover rateD	108%	201%	155%	168%F	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Income from Investment Operations
Net investment income (loss) B	.319	.295	.353	.413	.458
Net realized and unrealized gain (loss)	.393	(.469)	.435	.178	.788
Total from investment operations	.712	(.174)	.788	.591	1.246
Distributions from net investment income	(.303)	(.281)	(.363)	(.400)	(.432)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.412)	(.636)	(.538)	(.611)	(.466)
Net asset value, end of period	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04
Total ReturnA	6.95%	(1.67)%	7.40%	5.58%	12.41%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.51%	.53%	.54%	.52%
Expenses net of fee waivers, if any	.51%	.51%	.53%	.54%	.52%
Expenses net of all reductions	.51%	.51%	.53%	.54%	.52%
Net investment income (loss)	3.02%	2.69%	3.20%	3.80%	4.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 573,410	$ 244,911	$ 596,238	$ 531,451	$ 509,388
Portfolio turnover rateD	108%	201%	155%	168%F	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligation and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize

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3. Significant Accounting Policies - continued

Investment Valuation - continued

inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds) , deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 567,598,595
Gross unrealized depreciation	(60,219,584)
Net unrealized appreciation (depreciation) on securities	$ 507,379,011

Tax Cost	$ 15,429,655,391

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,189,220
Capital loss carryforward	$ (19,865,697)
Net unrealized appreciation (depreciation) on securities and other investments	$ 511,355,150

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (19,865,697)

At period end, the Fund was required to defer approximately $8,100,992 of losses on futures contracts.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 392,171,286	$ 610,165,833
Long-term Capital Gains	128,031,263	234,878,417
Total	$ 520,202,549	$ 845,044,250

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts , options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (530,486)	$ (30,016)
Swaps	(657,781)	(343,025)
Total Credit Risk	(1,188,267)	(373,041)
Foreign Exchange Risk
Foreign Currency Contracts	(8,884,579)	5,316,786
Interest Rate Risk
Futures Contracts	257,729	206,506
Swaps	(27,200)	(368,811)
Total Interest Rate Risk	230,529	(162,305)
Totals (a)	$ (9,842,317)	$ 4,781,441

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is

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4. Derivative Instruments - continued

Options - continued

greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

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4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $3,793,867,579 and $3,079,583,141, respectively.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged 0.11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,347,138	$ 79,948
Class T	-%	.25%	123,903	349
Class B	.65%	.25%	46,277	33,471
Class C	.75%	.25%	749,076	120,431
			$ 2,266,394	$ 234,199

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,344
Class T	8,219
Class B*	28,395
Class C*	10,181
$ 89,139

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 886,071.16
Class T	91,346.18
Class B	11,742.23
Class C	137,680.18
Total Bond	12,590,512.10
Institutional Class	557,142.16
	$ 14,274,493

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,123.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22,326 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $717,843.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $812.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $28,043.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 13,954,534	$ 13,856,375
Class T	1,278,101	1,335,806
Class B	98,704	157,101
Class C	1,370,977	1,597,527
Total Bond	365,495,794	337,369,105
Institutional Class	9,973,176	7,575,028
Total	$ 392,171,286	$ 361,890,942
From net realized gain
Class A	$ 5,373,525	$ 20,687,431
Class T	488,998	1,928,191
Class B	67,567	349,359
Class C	778,077	3,423,874
Total Bond	118,942,382	440,267,458
Institutional Class	2,380,714	16,496,995
Total	$ 128,031,263	$ 483,153,308

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	26,077,273	20,952,007	$ 277,129,495	$ 228,985,405
Reinvestment of distributions	1,748,624	2,952,832	18,500,215	32,396,722
Shares redeemed	(17,864,267)	(31,575,631)	(188,866,328)	(343,352,591)
Net increase (decrease)	9,961,630	(7,670,792)	$ 106,763,382	$ (81,970,464)
Class T
Shares sold	2,788,455	3,936,447	$ 29,566,996	$ 42,970,405
Reinvestment of distributions	156,306	275,892	1,651,554	3,021,149
Shares redeemed	(2,607,297)	(4,471,257)	(27,459,813)	(48,844,595)
Net increase (decrease)	337,464	(258,918)	$ 3,758,737	$ (2,853,041)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class B
Shares sold	54,926	106,348	$ 586,880	$ 1,174,070
Reinvestment of distributions	13,145	36,786	138,775	404,147
Shares redeemed	(332,831)	(484,181)	(3,513,622)	(5,268,286)
Net increase (decrease)	(264,760)	(341,047)	$ (2,787,967)	$ (3,690,069)
Class C
Shares sold	3,017,051	3,731,777	$ 32,060,704	$ 40,987,087
Reinvestment of distributions	175,726	401,639	1,856,402	4,409,431
Shares redeemed	(3,020,982)	(5,594,010)	(31,912,884)	(60,690,825)
Net increase (decrease)	171,795	(1,460,594)	$ 2,004,222	$ (15,294,307)
Total Bond
Shares sold	472,537,567	366,265,927	$ 5,013,051,437	$ 4,002,072,041
Reinvestment of distributions	43,741,412	66,896,119	463,024,654	733,147,180
Shares redeemed	(266,060,657)	(569,816,178)	(2,814,029,450)	(6,201,278,267)
Net increase (decrease)	250,218,322	(136,654,132)	$ 2,662,046,641	$ (1,466,059,046)
Institutional Class
Shares sold	37,515,573	12,365,882	$ 397,915,160	$ 134,331,012
Reinvestment of distributions	1,097,010	2,076,800	11,632,287	22,818,644
Shares redeemed	(8,713,037)	(43,921,575)	(92,083,689)	(482,161,217)
Net increase (decrease)	29,899,546	(29,478,893)	$ 317,463,758	$ (325,011,561)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond Fund voted to pay on October 13, 2014, to shareholders of record at the opening of business on October 10, 2014, a distribution of $0.017 per share derived from capital gains realized from sales of portfolio securities.

A total of 11.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $263,762,789 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Class A, Class T, Class B,
and Class C

Annual Report

August 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Total Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	2.30%	4.85%	4.52%
Class T (incl. 4.00% sales charge)	2.39%	4.87%	4.49%
Class B (incl. contingent deferred sales charge) B	0.91%	4.66%	4.40%
Class C (incl. contingent deferred sales charge) C	4.75%	4.96%	4.16%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. Returns prior to April 1, 2007 reflect a 0.15% 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Class A on August 31, 2004, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor® Total Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares rose 6.56%, 6.65%, 5.91% and 5.75%, respectively (excluding sales charges). Meanwhile, the Barclays® U.S. Aggregate Bond Index and the Barclays® U.S. Universal Bond Index advanced 5.66% and 6.28%, respectively. Favorable sector allocation and security selection within the core investment-grade portion of the fund accounted for much of the fund's outperformance. We benefited from good security selection overall and an emphasis on the more credit-sensitive sectors of the investment-grade bond universe. We had a heavier weighting in corporate bonds, which performed considerably better than U.S. Treasury securities, in which the fund had a meaningful underweighting. Favorable positioning among corporate bonds also was advantageous. Most notable was our larger-than-benchmark exposure to financials, which outpaced the broader credit market. Security selection within industrials, led by communications and cable, was helpful. Performance was boosted by our larger-than benchmark exposure to commercial mortgage-backed securities (CMBS). The fund's allocation to non-investment-grade securities was another contributor. Here, high-yield corporates, emerging-markets debt, CMBS and leveraged loans outpaced the index. In contrast, we held a relatively light stake in 30-year Treasuries, which outperformed as interest rates declined.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.75%
Actual		$ 1,000.00	$ 1,025.90	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class T	.78%
Actual		$ 1,000.00	$ 1,026.70	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.46%
Actual		$ 1,000.00	$ 1,023.10	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.43
Class C	1.52%
Actual		$ 1,000.00	$ 1,022.90	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Total Bond	.45%
Actual		$ 1,000.00	$ 1,028.40	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,028.20	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 50.5%	U.S. Government and U.S. Government Agency Obligations 45.2%
AAA 3.9%	AAA 3.9%
AA 2.0%	AA 2.6%
A 7.8%	A 9.6%
BBB 22.5%	BBB 24.1%
BB and Below 10.1%	BB and Below 11.4%
Not Rated 1.1%	Not Rated 1.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	7.1	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	5.0	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *	As of February 28, 2014 **
Corporate Bonds 32.3%	Corporate Bonds 35.6%
U.S. Government and U.S. Government Agency Obligations 50.5%	U.S. Government and U.S. Government Agency Obligations 45.2%
Asset-Backed Securities 1.0%	Asset-Backed Securities 1.3%
CMOs and Other Mortgage Related Securities 6.4%	CMOs and Other Mortgage Related Securities 7.7%
Municipal Bonds 1.8%	Municipal Bonds 1.9%
Stocks 0.1%	Stocks 0.1%
Other Investments 5.9%	Other Investments 6.4%
Short-Term Investments and Net Other Assets (Liabilities) 2.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

* Foreign investments	9.9%	** Foreign investments	10.6%
* Futures and Swaps	(0.5)%	** Futures and Swaps	(0.3)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.2%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 330,000	$ 339,900
6.25% 3/15/21		3,295,000	3,492,700
Dana Holding Corp. 6% 9/15/23		645,000	686,925
J.B. Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	2,109,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(l)		2,785,000	2,934,694
			9,563,219
Automobiles - 0.1%
Daimler Finance North America LLC 1.45% 8/1/16 (f)		7,526,000	7,597,648
General Motors Co. 3.5% 10/2/18		1,415,000	1,445,069
			9,042,717
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,237,486
4.25% 6/15/23		8,466,000	9,029,099
			10,266,585
Hotels, Restaurants & Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)		2,585,000	2,507,450
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		1,600,000	1,548,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	136,688
6.75% 6/1/19		475,000	501,125
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,005,000	1,042,688
5.375% 11/1/23		760,000	803,700
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		6,525,000	6,818,625
MCE Finance Ltd. 5% 2/15/21 (f)		5,470,000	5,442,650
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		635,000	652,463
NCL Corp. Ltd. 5% 2/15/18		3,950,000	4,038,875
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,385,000	2,563,875
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		3,530,000	3,503,525
11% 10/1/21 (f)		1,770,000	1,794,338
Playa Resorts Holding BV 8% 8/15/20 (f)		2,265,000	2,395,238
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		$ 4,835,000	$ 5,076,750
7.5% 10/15/27		1,885,000	2,172,463
Scientific Games Corp. 6.625% 5/15/21 (f)		5,265,000	4,580,550
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)		3,705,000	3,649,425
Times Square Hotel Trust 8.528% 8/1/26 (f)		779,690	985,477
Wynn Macau Ltd. 5.25% 10/15/21 (f)		1,110,000	1,129,425
			51,343,330
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,710,275
3.75% 3/1/19		1,430,000	1,433,575
4.375% 9/15/22		865,000	853,106
KB Home 4.75% 5/15/19		1,795,000	1,795,000
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,701,850
4.5% 6/15/19		1,860,000	1,897,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		5,225,000	5,460,125
8.5% 5/15/18 (e)		7,125,000	7,454,531
9.875% 8/15/19		2,460,000	2,727,525
Standard Pacific Corp. 8.375% 5/15/18		6,385,000	7,406,600
Toll Brothers Finance Corp.:
4% 12/31/18		1,935,000	1,968,863
4.375% 4/15/23		4,205,000	4,120,900
William Lyon Homes, Inc.:
5.75% 4/15/19		360,000	363,600
7% 8/15/22 (f)		2,900,000	2,979,750
			41,872,900
Media - 1.5%
Altice S.A. 7.75% 5/15/22 (f)		2,555,000	2,714,688
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	692,838
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,755,938
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		1,585,000	1,664,250
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		2,020,000	2,002,325
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.:
5.5% 12/15/16		$ 8,480,000	$ 8,395,200
9% 12/15/19		1,265,000	1,309,275
10% 1/15/18		3,090,000	2,881,425
Clear Channel Worldwide Holdings, Inc.:
Series A 6.5% 11/15/22		1,275,000	1,357,875
Series B 6.5% 11/15/22		1,525,000	1,631,750
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		2,335,000	2,358,350
Columbus International, Inc. 7.375% 3/30/21 (f)		7,905,000	8,606,569
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,517,981
6.45% 3/15/37		2,196,000	2,879,826
COX Communications, Inc. 3.25% 12/15/22 (f)		4,795,000	4,711,649
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,904,229
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,769,405
6.35% 6/1/40		6,392,000	7,888,425
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		6,615,000	7,474,950
MDC Partners, Inc. 6.75% 4/1/20 (f)		885,000	924,825
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(l)		3,555,000	3,492,788
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,294,465
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	5,866,410
News America, Inc.:
6.15% 3/1/37		4,759,000	5,776,993
6.15% 2/15/41		11,572,000	14,275,451
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20		1,345,000	1,351,725
5% 4/15/22 (f)		525,000	530,250
Numericable Group SA:
4.875% 5/15/19 (f)		1,475,000	1,493,438
5.375% 5/15/22 (Reg. S)	EUR	1,850,000	2,576,413
6% 5/15/22 (f)		2,550,000	2,626,500
6.25% 5/15/24 (f)		2,360,000	2,433,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,560,000	1,665,300
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (f)		2,205,000	2,282,175
Thomson Reuters Corp. 1.3% 2/23/17		3,690,000	3,693,203
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
4% 9/1/21		$ 20,277,000	$ 21,761,560
5.85% 5/1/17		3,419,000	3,817,047
6.75% 7/1/18		13,763,000	16,173,149
8.25% 4/1/19		24,391,000	30,684,610
Time Warner, Inc.:
5.875% 11/15/16		368,000	405,992
6.2% 3/15/40		11,792,000	14,262,176
6.5% 11/15/36		9,243,000	11,591,184
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,850,000	1,961,000
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,504,035
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(l)		215,000	220,913
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		3,025,000	3,297,250
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,295,000	3,673,925
13.375% 10/15/19		1,420,000	1,640,100
			245,793,575
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20		940,000	857,750
5.75% 2/15/18		1,320,000	1,267,200
7.4% 4/1/37		2,715,000	2,429,925
			4,554,875
Specialty Retail - 0.0%
Best Buy Co., Inc. 5% 8/1/18		1,675,000	1,725,250
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		500,000	515,000
			2,240,250
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.25% 8/15/21		2,085,000	2,178,825
TOTAL CONSUMER DISCRETIONARY			376,856,276
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Constellation Brands, Inc.:
4.25% 5/1/23		5,205,000	5,257,050
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc.: - continued
6% 5/1/22		$ 23,545,000	$ 26,517,556
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,295,766
2.75% 4/1/23 (f)		7,651,000	7,443,344
7.25% 3/10/15	GBP	4,000,000	6,847,455
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,724,550
			64,085,721
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
2.25% 12/5/18		8,524,000	8,611,090
4% 12/5/23		8,525,000	8,991,138
DS Waters of America, Inc. 10% 9/1/21		890,000	1,005,700
ESAL GmbH 6.25% 2/5/23 (f)		8,165,000	8,185,413
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		2,255,000	2,390,300
SUPERVALU, Inc. 6.75% 6/1/21		3,045,000	3,121,125
Tesco PLC 5% 3/24/23	GBP	1,500,000	2,696,934
WM Morrison Supermarkets PLC 4.75% 7/4/29 (Reg. S)	GBP	750,000	1,249,558
			36,251,258
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,610,479
3.2% 1/25/23		3,879,000	3,823,220
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		2,100,000	2,241,750
JBS Investments GmbH 7.25% 4/3/24 (f)		1,020,000	1,072,275
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)		4,410,000	4,410,000
7.25% 6/1/21 (f)		1,785,000	1,905,488
8.25% 2/1/20 (f)		1,510,000	1,625,515
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		560,000	544,712
Post Holdings, Inc. 6% 12/15/22 (f)		4,870,000	4,796,950
			25,030,389
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		2,290,000	2,169,775
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		$ 9,573,000	$ 9,364,098
4% 1/31/24		6,408,000	6,666,339
4.25% 8/9/42		9,573,000	9,046,179
4.75% 5/5/21		7,000,000	7,798,749
5.375% 1/31/44		10,973,000	12,199,266
9.7% 11/10/18		7,983,000	10,358,597
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,213,375
4.75% 11/1/42		11,385,000	11,121,790
6.15% 9/15/43		4,511,000	5,261,089
6.75% 6/15/17		3,719,000	4,228,555
7.25% 6/15/37		5,056,000	6,449,570
			89,707,607
TOTAL CONSUMER STAPLES			217,244,750
ENERGY - 4.8%
Energy Equipment & Services - 0.5%
Basic Energy Services, Inc. 7.75% 2/15/19		2,920,000	3,080,600
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	12,116,054
5.35% 3/15/20 (f)		8,816,000	9,743,990
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,201,521
5% 10/1/21		7,366,000	8,044,335
6.5% 4/1/20		738,000	858,431
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		3,697,000	3,854,123
Exterran Holdings, Inc. 7.25% 12/1/18		1,900,000	1,980,750
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,242,100
6% 10/1/22 (f)		995,000	997,488
Forbes Energy Services Ltd. 9% 6/15/19		3,798,000	3,892,950
Hornbeck Offshore Services, Inc.:
5% 3/1/21		890,000	869,975
5.875% 4/1/20		585,000	596,700
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	883,325
7.5% 11/1/19		4,920,000	5,030,700
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Energy Equipment & Services - continued
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		$ 920,000	$ 1,272,690
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,167,788
			75,833,520
Oil, Gas & Consumable Fuels - 4.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,510,000	2,641,775
4.875% 3/15/24		565,000	594,098
Afren PLC:
6.625% 12/9/20 (f)		580,000	552,566
10.25% 4/8/19 (Reg. S)		1,200,000	1,263,000
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7412% 8/1/19 (f)(l)		985,000	962,838
7.125% 11/1/20 (f)		790,000	766,300
7.375% 11/1/21 (f)		700,000	682,500
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	22,562,381
Approach Resources, Inc. 7% 6/15/21		3,010,000	3,130,400
Chesapeake Energy Corp.:
4.875% 4/15/22		1,465,000	1,532,683
6.125% 2/15/21		3,315,000	3,754,238
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	3,013,250
6.125% 7/15/22		1,240,000	1,348,500
Citgo Petroleum Corp. 6.25% 8/15/22 (f)		1,405,000	1,476,420
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,390,927
CONSOL Energy, Inc. 5.875% 4/15/22 (f)		2,935,000	3,067,075
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		680,000	703,800
7.75% 4/1/19		800,000	850,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	6,070,110
2.7% 4/1/19		1,124,000	1,139,331
3.875% 3/15/23		3,639,000	3,723,177
Denbury Resources, Inc. 5.5% 5/1/22		2,210,000	2,265,250
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		405,000	263,250
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,584,728
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services: - continued
6.45% 11/3/36 (f)		$ 13,741,000	$ 16,345,854
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,294,231
Enable Midstream Partners LP:
2.4% 5/15/19 (f)		4,028,000	4,014,937
3.9% 5/15/24 (f)		4,249,000	4,292,374
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,265,743
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		4,735,000	5,030,938
Energy Partners Ltd. 8.25% 2/15/18		2,510,000	2,660,600
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		2,155,000	2,418,988
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		785,000	828,175
9.375% 5/1/20		5,020,000	5,660,050
Gaz Capital SA (Luxembourg) 3.85% 2/6/20 (Reg. S)		1,000,000	912,500
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (f)		950,000	995,125
6.875% 5/16/17 (Reg. S)		200,000	209,500
Gibson Energy, Inc. 6.75% 7/15/21 (f)		1,935,000	2,089,800
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	240,599
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		650,000	728,000
7% 5/5/20 (f)		515,000	597,349
9.125% 7/2/18 (f)		835,000	1,005,131
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		765,000	767,678
5.75% 4/30/43 (f)		1,565,000	1,551,619
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		615,000	628,100
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,526,554
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	10,844,281
Motiva Enterprises LLC 5.75% 1/15/20 (f)		4,187,000	4,743,808
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,015,000	977,141
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,221,875
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,159,665
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		3,870,000	4,140,900
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		1,200,000	1,247,880
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		2,101,000	2,332,110
Pan American Energy LLC 7.875% 5/7/21 (f)		1,003,000	1,045,628
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Parsley Energy LLC/Parsley 7.5% 2/15/22 (f)		$ 3,130,000	$ 3,317,800
Peabody Energy Corp.:
6.25% 11/15/21		1,450,000	1,444,563
7.875% 11/1/26		725,000	746,750
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	1,072,275
Petro-Canada 6.05% 5/15/18		3,850,000	4,421,702
Petrobras Global Finance BV:
2.3736% 1/15/19 (l)		1,420,000	1,422,698
3% 1/15/19		1,920,000	1,891,910
3.25% 3/17/17		26,028,000	26,623,260
4.375% 5/20/23		20,096,000	19,828,321
4.875% 3/17/20		26,028,000	27,034,242
5.625% 5/20/43		18,504,000	17,947,030
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	5,120,455
3.875% 1/27/16		10,192,000	10,477,335
5.375% 1/27/21		45,375,000	47,838,863
5.75% 1/20/20		10,620,000	11,447,829
6.875% 1/20/40		1,405,000	1,581,328
7.875% 3/15/19		14,017,000	16,330,226
8.375% 12/10/18		355,000	423,191
Petroleos de Venezuela SA:
4.9% 10/28/14		2,300,000	2,288,270
6% 5/16/24 (f)		610,000	357,765
8.5% 11/2/17 (f)		8,150,000	7,302,400
9.75% 5/17/35 (f)		2,140,000	1,585,740
12.75% 2/17/22 (f)		1,515,000	1,420,313
Petroleos Mexicanos:
3.125% 1/23/19 (f)		1,776,000	1,845,974
3.5% 7/18/18		14,963,000	15,636,335
3.5% 1/30/23		11,489,000	11,385,599
4.875% 1/24/22		14,642,000	15,908,533
4.875% 1/18/24		4,601,000	5,005,888
4.875% 1/18/24 (f)		8,471,000	9,216,448
5.5% 1/21/21		12,069,000	13,577,625
5.5% 6/27/44		21,979,000	23,841,720
6% 3/5/20		2,928,000	3,359,880
6.375% 1/23/45 (f)		14,002,000	16,942,420
6.5% 6/2/41		22,517,000	27,470,740
6.625% (f)(g)		4,145,000	4,310,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (f)		$ 333,333	$ 359,167
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,674,631
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,402,856
6.125% 1/15/17		6,185,000	6,892,286
PT Adaro Indonesia 7.625% 10/22/19 (f)		2,125,000	2,210,000
PT Pertamina Persero:
4.3% 5/20/23 (f)		400,000	392,200
4.3% 5/20/23 (Reg S.)		200,000	196,100
4.875% 5/3/22 (f)		845,000	866,125
5.25% 5/23/21 (f)		815,000	856,769
5.625% 5/20/43 (f)		500,000	483,125
5.625% 5/20/43 (Reg. S)		200,000	193,250
6% 5/3/42 (f)		1,095,000	1,103,213
6.5% 5/27/41 (f)		1,500,000	1,593,750
Rice Energy, Inc. 6.25% 5/1/22 (f)		4,425,000	4,524,563
Rosetta Resources, Inc.:
5.625% 5/1/21		2,125,000	2,175,469
5.875% 6/1/24		535,000	544,363
Samson Investment Co. 9.75% 2/15/20 (l)		2,440,000	2,488,800
SemGroup Corp. 7.5% 6/15/21		6,105,000	6,593,400
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	1,900,000	2,639,525
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	346,995
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,882,685
2.95% 9/25/18		1,960,000	2,031,328
4.6% 6/15/21		2,694,000	2,956,134
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		1,155,000	1,152,113
5.25% 5/1/23		1,140,000	1,199,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		505,000	531,513
The Williams Companies, Inc.:
3.7% 1/15/23		3,953,000	3,792,243
4.55% 6/24/24		36,256,000	36,516,246
Western Gas Partners LP 5.375% 6/1/21		16,424,000	18,667,765
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,248,400
Whiting Petroleum Corp. 5% 3/15/19		2,815,000	2,969,825
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
4.125% 11/15/20		$ 2,399,000	$ 2,552,850
4.3% 3/4/24		8,588,000	8,984,319
YPF SA:
8.75% 4/4/24 (f)		1,690,000	1,757,600
8.875% 12/19/18 (f)		1,895,000	2,008,700
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,145,000	1,242,211
			683,572,327
TOTAL ENERGY			759,405,847
FINANCIALS - 14.3%
Banks - 5.2%
Banco Daycoval SA 5.75% 3/19/19 (f)		575,000	598,426
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		310,000	322,400
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,400,000	1,809,568
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (f)		12,355,000	12,663,875
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (f)		4,500,000	4,527,666
Bank of America Corp.:
3.3% 1/11/23		31,429,000	31,171,691
3.875% 3/22/17		25,777,000	27,366,745
4.1% 7/24/23		11,481,000	11,991,307
4.2% 8/26/24		16,813,000	17,069,163
5.65% 5/1/18		8,780,000	9,874,014
5.75% 12/1/17		21,955,000	24,625,892
5.875% 1/5/21		6,530,000	7,614,666
6.5% 8/1/16		9,000,000	9,891,684
Bank of America NA 5.3% 3/15/17		3,467,000	3,780,784
Bank of Ireland 3.25% 1/15/19 (Reg. S)	EUR	1,800,000	2,494,813
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,316,388
4.25% 1/12/22	GBP	4,000,000	7,386,578
BBVA Paraguay SA 9.75% 2/11/16 (f)		1,145,000	1,228,013
BPCE SA 2.75% 7/8/26 (Reg. S) (l)	EUR	3,900,000	5,239,755
Capital One NA 2.95% 7/23/21		18,827,000	18,857,123
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,226,456
2.5% 7/29/19		30,853,000	30,975,733
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
3.375% 3/1/23		$ 5,193,000	$ 5,224,277
3.953% 6/15/16		11,847,000	12,452,962
4.05% 7/30/22		5,303,000	5,466,481
4.75% 5/19/15		12,211,000	12,569,649
5.3% 5/6/44		28,968,000	31,091,905
5.5% 9/13/25		4,478,000	5,017,689
6.125% 5/15/18		3,779,000	4,334,188
Credit Agricole SA 5.971% 2/1/18	EUR	2,500,000	3,799,050
Credit Suisse AG 6% 2/15/18		18,058,000	20,392,267
Danske Bank A/S 3.75% 4/1/15 (f)		2,500,000	2,546,305
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		820,000	785,683
Development Bank of Philippines 8.375% (g)(l)		1,655,000	1,787,052
Discover Bank:
4.2% 8/8/23		7,852,000	8,268,258
7% 4/15/20		2,030,000	2,432,275
8.7% 11/18/19		2,958,000	3,725,187
European Investment Bank 3.875% 6/8/37	GBP	400,000	739,237
Fifth Third Bancorp:
4.5% 6/1/18		798,000	868,254
8.25% 3/1/38		4,667,000	7,015,649
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,300,000	1,346,150
6.25% 4/30/19 (f)		1,475,000	1,549,488
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		1,600,000	1,680,000
7.75% 7/5/17 (Reg. S)		350,000	367,500
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,951,811
HSBC Bank PLC 5% 3/20/23 (l)	GBP	1,400,000	2,479,653
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,428,955
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,161,946
HSBK BV:
7.25% 5/3/17 (f)		835,000	878,838
7.25% 5/3/17 (Reg. S)		250,000	263,125
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,433,422
Intesa Sanpaolo SpA 5.017% 6/26/24 (f)		4,000,000	4,037,976
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		580,000	624,428
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,508,973
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2% 8/15/17		$ 11,000,000	$ 11,178,959
3.25% 9/23/22		18,423,000	18,535,841
4.25% 10/15/20		6,995,000	7,567,988
4.35% 8/15/21		20,267,000	22,002,402
4.5% 1/24/22		22,046,000	24,156,442
4.625% 5/10/21		6,879,000	7,606,908
4.95% 3/25/20		22,079,000	24,733,757
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,777,276
KeyBank NA:
5.45% 3/3/16		3,939,000	4,205,844
6.95% 2/1/28		1,977,000	2,541,084
Magyar Export-Import Bank 5.5% 2/12/18 (f)		150,000	160,875
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,661,972
5% 1/17/17		14,669,000	15,682,515
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	3,300,000	5,131,264
Regions Bank:
6.45% 6/26/37		24,618,000	29,349,850
7.5% 5/15/18		24,647,000	29,083,115
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,069,609
5.75% 6/15/15		2,005,000	2,082,515
7.75% 11/10/14		6,404,000	6,483,762
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		31,953,000	32,593,402
6% 12/19/23		15,025,000	16,335,450
6.1% 6/10/23		16,183,000	17,668,891
6.125% 12/15/22		24,107,000	26,364,404
SB Capital SA 5.5% 2/26/24 (f)(l)		585,000	510,413
Synovus Financial Corp. 5.125% 6/15/17		190,000	194,750
Wachovia Bank NA 6% 11/15/17		2,243,000	2,550,542
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,286,165
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,271,592
3.676% 6/15/16		4,301,000	4,522,003
4.48% 1/16/24		4,804,000	5,151,632
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		610,000	629,032
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Yapi ve Kredi Bankasi A/S: - continued
6.75% 2/8/17 (f)		$ 1,480,000	$ 1,590,556
Zenith Bank PLC 6.25% 4/22/19 (f)		1,695,000	1,686,864
			824,629,047
Capital Markets - 1.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24		4,446,000	4,645,559
Bank Nederlandse Gemeenten NV 1% 3/19/19 (Reg S.)	EUR	1,550,000	2,095,094
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,017,738
2.625% 1/31/19		27,086,000	27,414,716
2.9% 7/19/18		17,494,000	17,990,095
5.25% 7/27/21		17,105,000	19,278,361
5.625% 1/15/17		3,200,000	3,501,917
5.95% 1/18/18		4,975,000	5,613,790
Lazard Group LLC:
4.25% 11/14/20		5,598,000	5,900,432
6.85% 6/15/17		4,817,000	5,462,020
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,661,503
2.375% 7/23/19		30,703,000	30,637,081
4.875% 11/1/22		14,724,000	15,907,206
5% 11/24/25		3,189,000	3,424,667
5.45% 1/9/17		13,970,000	15,300,908
5.625% 9/23/19		12,714,000	14,528,224
5.75% 1/25/21		19,879,000	23,082,720
6.625% 4/1/18		16,118,000	18,663,258
			268,125,289
Consumer Finance - 1.4%
Ally Financial, Inc. 4.75% 9/10/18		1,250,000	1,315,625
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,610,874
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		570,000	615,600
Discover Financial Services:
3.85% 11/21/22		10,130,000	10,375,116
5.2% 4/27/22		12,545,000	13,939,502
6.45% 6/12/17		10,366,000	11,674,531
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,244,217
1.7% 5/9/16		19,473,000	19,681,478
2.875% 10/1/18		13,000,000	13,384,592
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
1% 12/11/15		$ 10,247,000	$ 10,317,561
4.625% 1/7/21		19,476,000	21,800,013
4.65% 10/17/21		5,377,000	6,024,816
5.625% 9/15/17		5,858,000	6,581,633
5.625% 5/1/18		25,000,000	28,452,875
Hyundai Capital America:
1.45% 2/6/17 (f)		14,591,000	14,603,315
1.625% 10/2/15 (f)		9,515,000	9,587,076
1.875% 8/9/16 (f)		2,974,000	3,014,738
2.125% 10/2/17 (f)		5,048,000	5,116,729
2.875% 8/9/18 (f)		5,276,000	5,442,236
SLM Corp.:
4.875% 6/17/19		2,160,000	2,260,440
5.5% 1/15/19		2,025,000	2,151,563
8% 3/25/20		950,000	1,097,250
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,367,167
3% 8/15/19		4,907,000	4,977,430
3.75% 8/15/21		7,409,000	7,561,492
4.25% 8/15/24		7,458,000	7,635,001
			228,832,870
Diversified Financial Services - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17 (f)		2,005,000	2,005,000
3.75% 5/15/19 (f)		1,840,000	1,853,800
4.5% 5/15/21 (f)		1,775,000	1,812,630
Aquarius Investments Luxemburg 8.25% 2/18/16		1,425,000	1,465,517
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		3,215,000	2,700,600
BP Capital Markets PLC:
3.814% 2/10/24		11,032,000	11,576,782
4.5% 10/1/20		5,954,000	6,570,590
4.742% 3/11/21		8,800,000	9,864,888
City of Buenos Aires 9.95% 3/1/17 (f)		1,623,000	1,567,818
Cogent Communications Finance, Inc. 5.625% 4/15/21 (f)		645,000	643,388
European Financial Stability Facility 3.375% 4/3/37 (Reg S.)	EUR	440,000	751,271
Five Corners Funding Trust 4.419% 11/15/23 (f)		12,460,000	13,299,617
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.:
3.25% 5/15/18		$ 810,000	$ 816,075
3.5% 7/10/19		2,185,000	2,200,640
4.75% 8/15/17		645,000	678,218
GTB Finance BV:
6% 11/8/18 (f)		1,475,000	1,452,875
7.5% 5/19/16 (f)		845,000	880,913
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		965,000	962,588
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		3,185,000	3,272,588
5.875% 2/1/22		7,365,000	7,678,013
6% 8/1/20		4,745,000	5,065,288
ILFC E-Capital Trust I 5.02% 12/21/65 (f)(l)		3,955,000	3,821,519
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(l)		3,530,000	3,503,525
Imperial Tobacco Finance 9% 2/17/22	GBP	2,000,000	4,483,680
KfW:
1.5% 6/11/24	EUR	470,000	646,624
4.875% 3/15/37	GBP	2,080,000	4,488,907
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,232,200
Nationwide Building Society 5.625% 1/28/26 (Reg. S)	GBP	4,000,000	8,333,023
NSG Holdings II, LLC 7.75% 12/15/25 (f)		10,130,000	10,940,400
Porterbrook Rail Finance Ltd.:
4.625% 4/4/29	GBP	1,400,000	2,459,363
5.5% 4/20/19	GBP	1,500,000	2,748,113
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	13,670,607
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	850,000	1,200,622
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,685,447
5.15% 3/15/20		3,761,000	4,234,604
TMK Capital SA 7.75% 1/27/18		2,900,000	2,871,000
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (l)		4,915,000	5,111,600
			149,550,333
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (f)		2,566,000	2,565,446
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,486,650
4.875% 6/1/22		3,590,000	4,029,883
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
5.6% 10/18/16		$ 10,702,000	$ 11,696,216
Aon Corp.:
3.125% 5/27/16		11,274,000	11,682,852
3.5% 9/30/15		4,451,000	4,588,687
5% 9/30/20		3,854,000	4,337,373
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (l)		3,600,000	3,807,000
Assicurazioni Generali SpA 7.75% 12/12/42 (l)	EUR	2,000,000	3,337,433
Aviva PLC 3.875% 7/3/44 (Reg. S) (l)	EUR	2,950,000	3,934,295
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	565,314
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)		1,859,000	1,924,065
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,897,105
5.375% 3/15/17		194,000	213,040
Liberty Mutual Group, Inc. 5% 6/1/21 (f)		12,644,000	13,978,916
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,903,173
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		3,840,000	4,430,039
MetLife, Inc.:
3.048% 12/15/22		12,433,000	12,491,995
4.368% 9/15/23		9,625,000	10,489,335
4.75% 2/8/21		4,032,000	4,546,326
6.75% 6/1/16		7,610,000	8,392,833
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	7,923,162
Muenchener Rueckversicherungs AG 6% 5/26/41 (l)	EUR	1,600,000	2,549,433
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	11,095,637
Pacific LifeCorp:
5.125% 1/30/43 (f)		15,436,000	16,453,433
6% 2/10/20 (f)		12,654,000	14,528,045
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,648,212
4.5% 11/16/21		6,390,000	7,022,399
6.2% 11/15/40		4,318,000	5,462,948
7.375% 6/15/19		3,230,000	3,972,325
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,799,110
Unum Group:
5.625% 9/15/20		8,386,000	9,605,350
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
5.75% 8/15/42		$ 16,937,000	$ 20,278,247
7.125% 9/30/16		587,000	659,058
			246,295,335
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,891,288
4.6% 4/1/22		4,025,000	4,286,758
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,500,199
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,274,259
4.2% 12/15/23		12,000,000	12,844,236
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,181,413
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,677,452
4.25% 1/15/24		9,191,000	9,730,144
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,315,555
Crown Castle International Corp. 4.875% 4/15/22		2,235,000	2,274,113
DDR Corp.:
4.75% 4/15/18		11,273,000	12,215,772
7.5% 4/1/17		5,574,000	6,375,285
7.875% 9/1/20		323,000	406,278
9.625% 3/15/16		3,691,000	4,174,215
Developers Diversified Realty Corp. 4.625% 7/15/22		8,808,000	9,441,709
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,264,744
3.875% 10/15/22		11,543,000	11,844,122
4.375% 6/15/22		7,323,000	7,747,331
5.95% 2/15/17		1,109,000	1,223,101
6.5% 1/15/18		3,795,000	4,315,351
6.75% 3/15/20		10,379,000	12,358,535
8.25% 8/15/19		75,000	94,062
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,182,862
5.375% 10/15/15		1,403,000	1,471,204
6% 9/15/17		1,212,000	1,346,915
6.25% 1/15/17		1,027,000	1,132,451
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,912,811
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17		$ 620,000	$ 691,172
Hammerson PLC 4.875% 6/19/15	EUR	3,500,000	4,755,921
HCP, Inc. 3.75% 2/1/16		6,084,000	6,330,852
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,218,751
4.7% 9/15/17		1,538,000	1,677,335
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	679,442
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,450,045
6.25% 6/15/17		1,232,000	1,318,909
6.65% 1/15/18		867,000	961,414
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,689,290
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (f)		3,875,000	4,002,836
5.875% 3/15/24		290,000	304,500
6.75% 10/15/22		345,000	371,738
Retail Opportunity Investments Partnership LP 5% 12/15/23		2,030,000	2,185,230
Senior Housing Properties Trust 6.75% 4/15/20		250,000	286,812
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,923,672
The Geo Group, Inc. 5.875% 1/15/22		2,630,000	2,689,175
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,746,340
			213,765,599
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19		4,548,000	4,549,305
3.85% 4/15/16		11,000,000	11,499,598
4.25% 7/15/22		5,809,000	6,041,581
6.125% 4/15/20		3,429,000	3,964,678
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,951,308
4.95% 4/15/18		12,690,000	13,746,988
5.7% 5/1/17		7,049,000	7,714,404
6% 4/1/16		2,699,000	2,888,834
7.5% 5/15/15		1,584,000	1,655,931
CBRE Group, Inc.:
5% 3/15/23		465,000	471,417
6.625% 10/15/20		285,000	299,963
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,626,991
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Deutsche Annington Finance BV 4.625% 4/8/74 (Reg S.) (l)	EUR	1,500,000	$ 2,023,647
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,092,241
5.25% 3/15/21		5,708,000	6,236,743
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,824,694
4.625% 12/15/21		17,159,000	19,037,224
4.75% 7/15/20		7,700,000	8,602,309
5.25% 9/15/14		1,310,000	1,311,927
5.375% 8/1/16		2,768,000	3,004,279
5.75% 6/15/17		14,407,000	16,129,400
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,003,812
5.5% 3/15/17		3,597,000	3,959,543
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	161,108
5.875% 6/15/19		150,000	159,510
6% 11/1/20		105,000	114,118
Howard Hughes Corp. 6.875% 10/1/21 (f)		2,035,000	2,154,556
Hunt Companies, Inc. 9.625% 3/1/21 (f)		870,000	917,850
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	62,725
11.5% 7/20/20 (Reg. S)		5,000	5,350
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,456,976
4.125% 6/15/22		6,280,000	6,587,481
4.4% 2/15/24		13,017,000	13,772,181
4.75% 10/1/20		11,282,000	12,221,486
5.125% 3/2/15		1,405,000	1,435,101
5.5% 12/15/16		1,891,000	2,058,787
6.625% 10/1/17		4,835,000	5,507,273
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,318,707
3.15% 5/15/23		14,735,000	13,384,537
4.5% 4/18/22		4,072,000	4,136,277
5.8% 1/15/16		10,000,000	10,587,220
7.75% 8/15/19		700,000	840,272
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,347,668
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP: - continued
6.05% 9/1/16		$ 2,000,000	$ 2,176,260
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,528,459
Prime Property Funding, Inc. 5.7% 4/15/17 (f)		4,546,000	4,887,664
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		1,335,000	1,335,000
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,614,808
Regency Centers LP:
5.25% 8/1/15		6,456,000	6,720,289
5.875% 6/15/17		2,874,000	3,198,581
Tanger Properties LP:
3.875% 12/1/23		4,812,000	4,934,013
6.125% 6/1/20		14,318,000	16,683,047
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,736,694
3.75% 5/1/24		20,000,000	20,026,300
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,105,489
4% 4/30/19		3,747,000	4,016,788
4.25% 3/1/22		300,000	317,381
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,982,459
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		570,000	570,000
5.875% 6/15/24 (f)		415,000	423,300
			340,122,532
Thrifts & Mortgage Finance - 0.1%
Coventry Building Society 4.625% 4/19/18 (Reg. S)	GBP	4,000,000	7,265,069
Ocwen Financial Corp. 6.625% 5/15/19 (f)		2,930,000	2,842,100
Wrightwood Capital LLC 1.9% 4/20/20 (c)		2,852	12,919
			10,120,088
TOTAL FINANCIALS			2,281,441,093
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17		$ 14,862,000	$ 14,858,299
2.2% 5/22/19		14,136,000	14,121,157
			28,979,456
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		440,000	464,200
7.75% 2/15/19		435,000	460,013
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	962,000
8.75% 3/15/18		1,590,000	1,689,375
9.875% 4/15/18		1,180,000	1,261,125
			4,836,713
Health Care Providers & Services - 0.7%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,752,186
AmSurg Corp. 5.625% 7/15/22 (f)		925,000	945,813
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,194,400
5.125% 8/1/21 (f)		635,000	650,875
6.875% 2/1/22 (f)		3,085,000	3,277,813
8% 11/15/19		4,755,000	5,171,063
Coventry Health Care, Inc. 5.95% 3/15/17		1,747,000	1,944,266
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	27,524,357
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (f)		1,670,000	1,799,425
HCA Holdings, Inc.:
3.75% 3/15/19		2,160,000	2,176,200
5% 3/15/24		2,970,000	3,025,688
8% 10/1/18		2,120,000	2,480,400
HealthSouth Corp. 7.25% 10/1/18		3,744,000	3,893,760
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,202,104
4.125% 9/15/20		7,486,000	8,022,844
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	506,250
5.5% 2/1/21		5,070,000	5,279,138
Tenet Healthcare Corp.:
5% 3/1/19 (f)		1,285,000	1,301,063
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
6% 10/1/20		$ 860,000	$ 933,100
6.25% 11/1/18		825,000	899,250
8.125% 4/1/22		6,715,000	7,730,644
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,346,848
2.875% 3/15/23		16,114,000	15,983,573
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,459,116
			112,500,176
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,109,625
2.4% 2/1/19		1,959,000	1,979,207
4.15% 2/1/24		3,010,000	3,179,689
			8,268,521
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,577,950
2.9% 11/6/22		13,855,000	13,623,400
Bayer AG 3% 7/1/75 (Reg S.) (l)	EUR	1,500,000	2,009,949
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		740,000	760,350
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,632,339
Perrigo Co. PLC:
1.3% 11/8/16 (f)		2,954,000	2,950,624
2.3% 11/8/18 (f)		3,161,000	3,155,541
Valeant Pharmaceuticals International:
6.75% 8/15/18 (f)		2,555,000	2,733,850
6.875% 12/1/18 (f)		1,710,000	1,780,538
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,776,956
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,006,389
3.25% 2/1/23		4,892,000	4,894,441
			55,902,327
TOTAL HEALTH CARE			210,487,193
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)		8,071,000	9,451,714
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
British Aerospace PLC 10.75% 11/24/14	GBP	2,500,000	$ 4,233,590
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		6,490,000	6,425,100
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,530,000
6% 7/15/22 (f)		885,000	900,488
6.5% 7/15/24 (f)		870,000	891,750
Triumph Group, Inc.:
4.875% 4/1/21		1,040,000	1,037,400
5.25% 6/1/22 (f)		375,000	374,063
			27,844,105
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		1,165,000	1,211,600
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (f)		1,465,000	1,524,406
7.75% 4/15/21 (f)		2,365,000	2,483,250
Allegiant Travel Co. 5.5% 7/15/19		1,145,000	1,187,938
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21		221,430	230,287
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		269,643	308,741
6.125% 4/29/18		240,000	254,400
6.648% 3/15/19		1,569,862	1,671,903
6.9% 7/2/19		603,310	645,542
9.25% 5/10/17		1,685,988	1,871,446
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (f)		1,515,000	1,605,900
6.75% 5/23/17		1,515,000	1,605,900
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		531,952	594,456
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,546,600
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,734,363
Series 2013-1 Class B, 5.375% 5/15/23		335,000	345,888
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,398,846	1,512,502
8.36% 1/20/19		1,051,700	1,167,387
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		685,169	753,686
12% 1/15/16 (f)		325,034	359,975
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc.:
6% 12/1/20		$ 2,600,000	$ 2,687,750
6% 7/15/26		2,625,000	2,557,734
6% 7/15/28		1,725,000	1,660,313
6.375% 6/1/18		140,000	147,700
			28,458,067
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (f)		2,030,000	2,177,175
6.875% 8/15/18 (f)		3,055,000	3,169,563
HD Supply, Inc. 7.5% 7/15/20		3,775,000	4,058,125
Masco Corp. 5.95% 3/15/22		740,000	807,525
			10,212,388
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		3,640,000	3,876,600
ADT Corp.:
4.125% 4/15/19		2,140,000	2,145,350
4.125% 6/15/23		735,000	683,550
6.25% 10/15/21		2,065,000	2,183,738
APX Group, Inc.:
6.375% 12/1/19		5,200,000	5,278,000
8.75% 12/1/20		5,060,000	5,034,700
8.75% 12/1/20 (f)		1,365,000	1,358,175
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		4,560,000	4,742,400
Cenveo Corp. 6% 8/1/19 (f)		555,000	548,063
Garda World Security Corp.:
7.25% 11/15/21 (f)		1,270,000	1,300,163
7.25% 11/15/21 (f)		400,000	409,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		3,500,000	3,745,000
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		570,000	607,050
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,321,600
7% 2/15/22		660,000	721,050
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	3,850,000	5,393,594
Tervita Corp. 9.75% 11/1/19 (f)		1,865,000	1,869,663
			41,218,196
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Construction & Engineering - 0.0%
MasTec, Inc. 4.875% 3/15/23		$ 1,255,000	$ 1,223,625
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	19,874,000
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,340,000	1,417,050
Schaeffler Finance BV:
4.25% 5/15/21 (f)		1,345,000	1,341,638
4.75% 5/15/21 (f)		1,540,000	1,570,800
			4,329,488
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		3,210,000	3,338,400
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)		4,275,000	4,424,625
8.125% 2/15/19		2,885,000	2,996,794
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		885,000	917,081
			11,676,900
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,381,275
Road & Rail - 0.0%
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,802,435
Hertz Corp.:
4.25% 4/1/18		1,485,000	1,492,425
6.25% 10/15/22		3,005,000	3,132,713
JSC Georgian Railway 7.75% 7/11/22 (f)		850,000	937,975
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (Reg. S)		330,000	372,900
			7,738,448
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.875% 4/1/21		14,814,000	14,962,140
4.75% 3/1/20		11,796,000	12,562,740
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,602,563
6.25% 12/1/19		830,000	898,475
6.75% 4/15/17		725,000	788,438
Building Materials Holding Corp. 9% 9/15/18 (f)		2,690,000	2,905,200
FLY Leasing Ltd. 6.75% 12/15/20		2,300,000	2,443,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.:
3.875% 4/15/18		$ 1,020,000	$ 1,036,575
4.625% 4/15/21		955,000	977,729
5.875% 8/15/22		1,575,000	1,720,688
6.25% 5/15/19		1,640,000	1,818,268
			41,716,566
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		1,749,240	1,792,971
10.75% 12/1/20 (Reg. S)		98,040	100,491
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,500,000	2,875,169
			4,768,631
TOTAL INDUSTRIALS			203,653,289
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		200,000	203,000
6.75% 11/15/20 (f)		3,575,000	3,780,563
8.875% 1/1/20 (f)		1,970,000	2,191,625
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		1,195,000	1,254,750
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,600,000	1,562,000
Lucent Technologies, Inc.:
6.45% 3/15/29		5,280,000	5,161,200
6.5% 1/15/28		1,547,000	1,516,060
			15,669,198
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,264,236
6.55% 10/1/17		1,383,000	1,584,318
			3,848,554
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (f)		3,665,000	3,774,950
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (f)		$ 2,670,000	$ 2,349,600
VeriSign, Inc. 4.625% 5/1/23		1,560,000	1,532,700
			7,657,250
IT Services - 0.0%
Audatex North America, Inc. 6% 6/15/21 (f)		3,200,000	3,392,000
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		695,000	663,725
Xerox Corp. 4.25% 2/15/15		368,000	374,113
			4,429,838
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6.75% 3/1/19 (f)		1,910,000	2,000,725
7% 7/1/24 (f)		985,000	1,002,238
ASML Holding NV 3.375% 9/19/23	EUR	2,800,000	4,131,584
Micron Technology, Inc. 5.875% 2/15/22 (f)		310,000	332,088
NXP BV/NXP Funding LLC 3.75% 6/1/18 (f)		1,725,000	1,733,625
Viasystems, Inc. 7.875% 5/1/19 (f)		1,825,000	1,888,875
			11,089,135
Software - 0.1%
Activision Blizzard, Inc. 5.625% 9/15/21 (f)		1,400,000	1,513,750
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		3,600,000	3,636,000
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(l)		1,405,000	1,348,800
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(l)		415,000	422,263
Nuance Communications, Inc. 5.375% 8/15/20 (f)		5,915,000	5,944,575
			12,865,388
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 4.75% 1/1/25 (f)		1,390,000	1,417,800
TOTAL INFORMATION TECHNOLOGY			56,977,163
MATERIALS - 1.1%
Chemicals - 0.2%
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,152,588
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		3,175,000	3,246,438
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		1,670,000	1,753,500
Symrise AG 2% 7/10/19	EUR	2,850,000	3,794,188
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.:
4.125% 11/15/21		$ 10,888,000	$ 11,662,888
4.25% 11/15/20		5,898,000	6,429,203
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,926,000	9,573,135
Tronox Finance LLC 6.375% 8/15/20		2,435,000	2,508,050
			40,119,990
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (f)		1,220,000	1,268,800
CRH America, Inc. 6% 9/30/16		2,286,000	2,509,132
Headwaters, Inc.:
7.25% 1/15/19		520,000	547,300
7.625% 4/1/19		1,235,000	1,302,925
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	834,240
U.S. Concrete, Inc. 8.5% 12/1/18		670,000	723,600
			7,185,997
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(l)		615,000	626,390
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2318% 12/15/19 (f)(l)		2,205,000	2,193,975
4.25% 1/15/22 (Reg S.)	EUR	1,950,000	2,530,175
6% 6/30/21 (f)		1,605,000	1,588,950
6.25% 1/31/19 (f)		515,000	520,150
6.75% 1/31/21 (f)		595,000	606,900
7% 11/15/20 (f)		1,082,647	1,101,593
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (f)		1,435,000	1,456,525
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,692,125
Sappi Papier Holding GmbH:
6.625% 4/15/21 (f)		6,285,000	6,599,250
7.75% 7/15/17 (f)		1,240,000	1,354,700
			25,270,733
Metals & Mining - 0.7%
Alrosa Finance SA 7.75% 11/3/20 (f)		900,000	929,673
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	11,993,458
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.25% 7/17/42 (f)		$ 2,453,000	$ 2,315,009
5.625% 10/18/43 (f)		12,481,000	14,411,187
EVRAZ Group SA:
6.5% 4/22/20 (f)		1,155,000	1,027,950
9.5% 4/24/18 (Reg. S)		1,925,000	1,984,829
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		1,380,000	1,276,500
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (f)		1,635,000	1,790,325
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		1,255,000	1,142,050
4.875% 10/7/20 (Reg. S)		200,000	182,000
Imperial Metals Corp. 7% 3/15/19 (f)		180,000	168,300
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		4,730,000	4,789,125
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	132,040
10.25% 5/20/15 (f)		3,700,000	2,793,500
10.25% 5/20/15 (Reg. S)		100,000	75,500
Murray Energy Corp.:
8.625% 6/15/21 (f)		2,210,000	2,342,600
9.5% 12/5/20 (f)		1,935,000	2,128,500
New Gold, Inc. 6.25% 11/15/22 (f)		4,830,000	5,071,500
Nord Gold NV 6.375% 5/7/18 (f)		2,080,000	2,007,096
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		2,050,000	1,957,750
5.625% 4/29/20 (Reg. S)		200,000	191,000
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,392,774
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	985,125
11.25% 10/15/18		3,100,000	3,441,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		1,600,000	1,592,000
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	1,169,075
7.5% 7/27/35		910,000	1,112,457
Steel Dynamics, Inc. 6.125% 8/15/19		2,683,000	2,870,810
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,526,560
6.25% 1/11/16		5,000,000	5,340,450
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.: - continued
6.25% 1/23/17		$ 5,581,000	$ 6,213,048
Walter Energy, Inc. 11% 4/1/20 pay-in-kind (f)(l)		370,000	278,425
			106,631,616
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	0
TOTAL MATERIALS			179,208,336
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
Altice Financing SA:
6.5% 1/15/22 (f)		1,865,000	1,962,913
7.875% 12/15/19 (f)		2,860,000	3,094,005
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	500,000	753,879
9.875% 12/15/20 (f)		6,135,000	6,959,115
AT&T, Inc. 6.3% 1/15/38		16,665,000	20,827,884
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	54,505
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,037,610
6% 4/1/17		2,432,000	2,632,640
6.15% 9/15/19		6,992,000	7,638,760
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,180,951
7.995% 6/1/36		4,717,000	5,306,106
Emirates Telecommunications Corp. 2.75% 6/18/26	EUR	2,950,000	4,060,270
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		2,590,000	2,764,825
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		605,000	651,888
7.375% 7/29/20		200,000	215,500
Level 3 Escrow II, Inc. 5.375% 8/15/22 (f)		2,835,000	2,849,175
Level 3 Financing, Inc. 3.8229% 1/15/18 (f)(l)		3,170,000	3,185,850
Sprint Capital Corp.:
6.875% 11/15/28		705,000	687,375
8.75% 3/15/32		3,305,000	3,685,075
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	1,500,000	2,869,287
Telefonica Emisiones S.A.U. 4.949% 1/15/15		1,618,000	1,642,374
TW Telecom Holdings, Inc.:
5.375% 10/1/22		1,715,000	1,865,063
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom Holdings, Inc.: - continued
6.375% 9/1/23		$ 865,000	$ 977,450
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,959,206
4.5% 9/15/20		36,000,000	39,555,864
5.012% 8/21/54 (f)		55,038,000	57,487,301
6.25% 4/1/37		2,348,000	2,902,929
6.4% 9/15/33		10,915,000	13,787,708
6.55% 9/15/43		54,849,000	70,709,192
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	2,000,000	2,641,039
4.75% 7/15/20 (f)		2,205,000	2,210,513
7.375% 4/23/21 (f)		2,295,000	2,421,225
			297,577,477
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,370,363
3.125% 7/16/22		9,218,000	9,147,381
3.625% 3/30/15		731,000	742,828
Digicel Group Ltd.:
6% 4/15/21 (f)		2,480,000	2,554,400
7.125% 4/1/22 (f)		1,885,000	1,955,688
8.25% 9/1/17 (f)		5,760,000	5,853,600
8.25% 9/30/20 (f)		3,285,000	3,547,800
Inmarsat Finance PLC 4.875% 5/15/22 (f)		1,475,000	1,478,688
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,180,000	2,466,888
SBA Communications Corp. 4.875% 7/15/22 (f)		1,855,000	1,827,175
Sprint Communications, Inc. 9% 11/15/18 (f)		3,890,000	4,624,238
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		2,815,000	2,902,969
6.464% 4/28/19		1,520,000	1,584,600
6.5% 1/15/24		2,230,000	2,319,200
6.625% 4/1/23		2,230,000	2,347,075
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		$ 1,531,000	$ 1,584,585
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		3,780,000	3,798,900
			65,106,378
TOTAL TELECOMMUNICATION SERVICES			362,683,855
UTILITIES - 3.0%
Electric Utilities - 1.4%
Aguila 3 SA 7.875% 1/31/18 (f)		2,745,000	2,854,800
AmerenUE 6.4% 6/15/17		2,491,000	2,810,359
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,232,210
2.95% 12/15/22		4,935,000	4,872,962
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,296,400
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,851,044
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,803,696
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		7,207,000	8,474,409
6.4% 9/15/20 (f)		16,661,000	19,716,411
Edison International 3.75% 9/15/17		6,674,000	7,098,239
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		940,000	686,200
Enel SpA 6.5% 1/10/74 (Reg. S) (l)	EUR	900,000	1,308,315
FirstEnergy Corp.:
2.75% 3/15/18		17,451,000	17,648,667
4.25% 3/15/23		22,449,000	22,635,798
7.375% 11/15/31		18,176,000	22,089,093
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,446,075
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,465,136
3.75% 11/15/20		1,450,000	1,525,865
Majapahit Holding BV 7.75% 1/20/20 (f)		460,000	542,225
Monongahela Power Co. 4.1% 4/15/24 (f)		3,982,000	4,268,656
Nevada Power Co. 6.5% 5/15/18		790,000	921,152
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,292,900
2.8% 5/1/23		15,104,000	14,736,142
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,160,909
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17		$ 764,000	$ 859,752
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,180,061
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,252,679
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,351,785
RJS Power Holdings LLC 5.125% 7/15/19 (f)		2,380,000	2,400,825
Zapadoslovenska Energetika A/S 2.875% 10/14/18 (Reg. S)	EUR	2,850,000	3,995,057
			221,777,822
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	1,028,931
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	490,532
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,903,517
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		2,667,567	2,640,891
			8,063,871
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,779,063
Calpine Corp.:
5.375% 1/15/23		1,820,000	1,838,200
5.75% 1/15/25		910,000	919,100
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	20,140,000
7.25% 10/15/21		6,000,000	6,360,000
NRG Energy, Inc.:
6.25% 7/15/22 (f)		2,150,000	2,252,125
6.25% 5/1/24 (f)		2,665,000	2,751,613
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		650,000	834,438
The AES Corp.:
4.875% 5/15/23		2,700,000	2,652,750
7.375% 7/1/21		2,975,000	3,406,375
			44,933,664
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
2.5341% 9/30/66 (l)		28,856,000	26,659,077
7.5% 6/30/66 (l)		10,345,000	11,193,290
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,719,505
2% 11/15/18		12,172,000	12,184,914
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16		$ 1,589,000	$ 1,747,609
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,345,505
5.25% 9/15/17		2,156,000	2,390,303
5.25% 2/15/43		12,739,000	13,916,695
5.45% 9/15/20		11,473,000	13,059,429
5.8% 2/1/42		6,336,000	7,370,301
5.95% 6/15/41		11,832,000	14,106,312
6.4% 3/15/18		3,084,000	3,553,058
6.8% 1/15/19		6,774,000	8,031,532
PG&E Corp. 2.4% 3/1/19		1,683,000	1,699,246
Puget Energy, Inc.:
6% 9/1/21		15,565,000	18,292,081
6.5% 12/15/20		5,125,000	6,130,212
Sempra Energy:
2.3% 4/1/17		14,116,000	14,463,959
2.875% 10/1/22		5,760,000	5,723,798
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,926,794
Wisconsin Energy Corp. 6.25% 5/15/67 (l)		3,860,000	4,009,575
			188,523,195
Water Utilities - 0.1%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	3,700,000	6,350,505
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (l)	GBP	3,500,000	6,287,569
			12,638,074
TOTAL UTILITIES			475,936,626
TOTAL NONCONVERTIBLE BONDS (Cost $4,835,861,197)			5,123,894,428
U.S. Treasury Obligations - 32.1%

U.S. Treasury Bonds:
3.125% 8/15/44		40,970,000	41,347,702
3.375% 5/15/44		178,340,000	188,817,475
3.625% 8/15/43 (j)(k)		92,062,000	101,973,027
3.625% 2/15/44		205,316,000	227,483,763
U.S. Treasury Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Notes:
0.375% 4/30/16		$ 7,100,000	$ 7,100,277
0.625% 8/15/16 (i)(j)		9,000,000	9,021,798
0.75% 2/28/18		178,380,000	175,578,899
0.875% 4/30/17		203,188,000	203,426,136
0.875% 5/15/17		300,000,000	300,281,400
0.875% 8/15/17		433,730,000	432,984,418
0.875% 1/31/18		192,574,000	190,663,281
0.875% 7/31/19		5,000	4,820
1% 5/31/18		123,485,000	122,115,057
1.25% 10/31/18		786,376,000	780,232,752
1.375% 7/31/18		302,602,000	302,767,523
1.375% 9/30/18		203,561,000	203,243,038
1.5% 12/31/18		62,525,000	62,539,631
1.5% 1/31/19		321,637,000	321,385,802
1.625% 4/30/19		417,843,000	418,659,047
1.625% 6/30/19		335,610,000	335,898,289
2.25% 3/31/21		306,915,000	311,878,429
2.25% 7/31/21		146,640,000	148,690,614
2.5% 5/15/24		216,955,000	220,073,728
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,058,146,467)			5,106,166,906
U.S. Government Agency - Mortgage Securities - 4.5%

Fannie Mae - 3.3%
2.053% 6/1/36 (l)		122,988	131,867
2.059% 10/1/33 (l)		522,062	552,206
2.412% 2/1/36 (l)		482,773	516,032
2.458% 7/1/37 (l)		220,105	235,994
2.5% 1/1/43 to 8/1/43		3,686,503	3,541,389
2.57% 12/1/35 (l)		377,125	403,693
2.691% 2/1/42 (l)		482,601	500,480
2.771% 1/1/42 (l)		1,201,253	1,248,334
3% 10/1/42 to 3/1/44		66,562,821	66,396,388
3.5% 7/1/42 to 8/1/43		196,456,731	201,984,672
3.5% 9/1/44 (h)		11,500,000	11,837,310
3.5% 9/1/44 (h)		5,100,000	5,249,590
3.5% 9/1/44 (h)		14,900,000	15,337,036
3.5% 9/1/44 (h)		6,600,000	6,793,587
3.5% 9/1/44 (h)		2,800,000	2,882,128
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3.5% 9/1/44 (h)		$ 4,300,000	$ 4,426,125
3.5% 9/1/44 (h)		6,300,000	6,484,787
3.5% 9/1/44 (h)		1,200,000	1,235,198
4% 9/1/40 to 1/1/44		47,588,430	50,645,972
4% 9/1/44 (h)		2,400,000	2,542,611
4% 9/1/44 (h)		6,800,000	7,204,063
4% 9/1/44 (h)		700,000	741,595
4% 9/1/44 (h)		700,000	741,595
4% 9/1/44 (h)		600,000	635,653
4% 9/1/44 (h)		1,600,000	1,695,074
4% 9/1/44 (h)		1,700,000	1,801,016
4% 9/1/44 (h)		1,500,000	1,589,132
4% 10/1/44 (h)		1,000,000	1,055,906
4% 10/1/44 (h)		400,000	422,362
4% 10/1/44 (h)		600,000	633,543
4% 10/1/44 (h)		1,000,000	1,055,906
4% 10/1/44 (h)		1,500,000	1,583,858
4% 10/1/44 (h)		700,000	739,134
4% 10/1/44 (h)		700,000	739,134
4% 10/1/44 (h)		1,600,000	1,689,449
4% 10/1/44 (h)		1,700,000	1,795,039
4.5% 8/1/33 to 6/1/44 (h)		50,342,252	54,422,782
4.5% 10/1/44 (h)		8,200,000	8,832,206
4.5% 10/1/44 (h)		7,200,000	7,755,108
5% 10/1/21 to 10/1/41		9,868,427	10,827,446
5% 9/1/44 (h)		2,600,000	2,867,230
5% 9/1/44 (h)		3,900,000	4,300,845
5.5% 3/1/18 to 9/1/41		16,544,499	18,285,793
6% 4/1/21 to 2/1/38		5,277,339	5,971,693
6.5% 7/1/32 to 8/1/36		7,618,081	8,781,924
TOTAL FANNIE MAE			529,112,885
Freddie Mac - 0.6%
3% 6/1/43 to 4/1/44		12,269,527	12,225,169
3.068% 10/1/35 (l)		156,706	168,018
3.5% 6/1/43 to 8/1/44		64,262,616	66,028,282
4% 3/1/42 to 11/1/43		7,951,307	8,449,574
4.5% 7/1/25 to 3/1/44		9,836,918	10,626,651
5% 4/1/38 to 6/1/40		2,902,637	3,217,632
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
5.5% 11/1/17		$ 442,374	$ 466,525
6% 7/1/37 to 8/1/37		1,406,322	1,582,028
TOTAL FREDDIE MAC			102,763,879
Ginnie Mae - 0.6%
3% 6/20/42 to 8/20/44		5,616,003	5,699,023
3% 9/1/44 (h)		10,200,000	10,336,266
3% 9/1/44 (h)		1,100,000	1,114,695
3% 9/1/44 (h)		1,100,000	1,114,695
3% 9/1/44 (h)		1,300,000	1,317,367
3% 9/1/44 (h)		2,200,000	2,229,391
3.5% 8/20/42 to 3/20/43		6,993,049	7,280,387
3.5% 9/1/44 (h)		3,900,000	4,055,220
3.5% 9/1/44 (h)		2,600,000	2,703,480
4% 5/20/33 to 9/20/41		12,364,399	13,198,641
4% 9/1/44 (h)		3,000,000	3,195,607
4% 9/1/44 (h)		5,300,000	5,645,573
4% 9/1/44 (h)		2,300,000	2,449,966
4.39% 6/20/63 (p)		3,086,562	3,382,649
4.5% 8/15/39 to 3/20/41		7,390,295	8,057,391
4.505% 2/20/63 (p)		3,026,520	3,318,706
5% 4/15/33 to 5/15/39		9,703,517	10,715,088
5.5% 6/15/35		1,965,172	2,204,872
TOTAL GINNIE MAE			88,019,017
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $715,380,067)			719,895,781
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (l)		664,344	577,406
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (l)		328,588	326,729
Airspeed Ltd. Series 2007-1A Class C1, 2.655% 6/15/32 (f)(l)		3,690,206	2,214,124
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,878,264
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,718,006
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (l)		$ 57,476	$ 52,666
Series 2004-R2 Class M3, 0.98% 4/25/34 (l)		89,819	57,703
Series 2005-R2 Class M1, 0.605% 4/25/35 (l)		531,800	530,699
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (l)		47,932	45,522
Series 2004-W11 Class M2, 1.205% 11/25/34 (l)		561,149	539,300
Series 2004-W7 Class M1, 0.98% 5/25/34 (l)		1,542,998	1,494,569
Series 2006-W4 Class A2C, 0.315% 5/25/36 (l)		1,197,624	419,278
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (l)		1,886,444	1,731,966
Series 2006-HE2 Class M1, 0.525% 3/25/36 (l)		29,032	3,048
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,625,650
Capital Trust RE CDO Ltd. Series 2005-3A Class B, 5.267% 6/25/35 (f)		970,403	978,652
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4836% 1/20/37 (f)(l)		10,848	10,740
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (l)		1,802,588	1,222,080
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4821% 4/7/52 (f)(l)		46,810	46,716
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (f)		1,136,037	1,139,008
Class B, 2.75% 11/15/18 (f)		6,690,000	6,795,756
Series 2013-2A Class A, 1.75% 11/15/17 (f)		6,966,443	6,992,699
Colony American Homes Series 2014-2A Class A, 1.1042% 7/17/31 (f)(l)		2,487,223	2,460,019
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (l)		3,192	2,817
Series 2004-3 Class M4, 1.61% 4/25/34 (l)		79,386	56,897
Series 2004-4 Class M2, 0.95% 6/25/34 (l)		210,892	199,105
Series 2004-7 Class AF5, 5.868% 1/25/35		3,874,453	3,975,736
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		69,603	69,916
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		440,817	430,719
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (l)		38,916	36,255
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (l)		290,872	257,616
Asset-Backed Securities - continued
		Principal Amount (d)	Value
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (l)		$ 14,965	$ 13,687
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,168,901
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (l)		948,695	784,761
Class M4, 1.175% 1/25/35 (l)		347,133	195,013
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (f)(l)		1,878,380	1,604,273
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (f)(l)		52,134	50,367
Series 2006-2A:
Class A, 0.335% 11/15/34 (f)(l)		1,239,330	1,177,834
Class B, 0.435% 11/15/34 (f)(l)		447,683	411,877
Class C, 0.535% 11/15/34 (f)(l)		744,031	649,207
Class D, 0.905% 11/15/34 (f)(l)		282,532	242,627
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)		215,708	10,354
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.805% 9/25/46 (f)(l)		250,000	235,000
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2, 1.1472% 5/16/44 (f)		2,100,000	2,101,260
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (l)		296,966	282,023
Series 2003-3 Class M1, 1.445% 8/25/33 (l)		508,414	491,806
Series 2003-5 Class A2, 0.855% 12/25/33 (l)		32,929	30,977
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (l)		1,522,035	946,798
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (l)		204,000	35,073
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		17,861,080	18,361,732
Class AV4, 0.285% 11/25/36 (l)		997,984	987,783
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (l)		252,637	251,378
Series 2006-A Class 2C, 1.3839% 3/27/42 (l)		3,243,000	540,459
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.315% 11/25/36 (l)		4,863,572	2,192,972
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.585% 5/25/46 (f)(l)		250,000	225,625
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (l)		462,956	4,597
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (l)		130,656	103,418
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (l)		$ 498,504	$ 456,295
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (l)		718,702	646,845
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (l)		2,034,044	1,942,232
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.415% 2/25/47 (f)(l)		331,055	325,361
Class A2, 0.445% 2/25/47 (f)(l)		1,305,000	1,262,849
Class H, 1.625% 2/25/47 (f)(l)		250,000	213,125
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (l)		57,368	53,126
Series 2004-NC6 Class M3, 2.33% 7/25/34 (l)		18,146	15,690
Series 2004-NC8 Class M6, 2.03% 9/25/34 (l)		21,050	17,830
Series 2005-NC1 Class M1, 0.815% 1/25/35 (l)		399,495	379,301
Series 2005-NC2 Class B1, 1.91% 3/25/35 (l)		243,844	8,001
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (f)		64,212	65,496
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (l)		1,426,957	1,323,303
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (l)		532,896	477,236
Class M4, 2.33% 9/25/34 (l)		683,353	419,095
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (l)		1,475,804	1,296,360
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.105% 9/25/46 (f)(l)		250,000	63,750
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (l)		5,108	4,797
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (l)		944,869	864,260
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.205% 9/17/31 (f)(l)		3,000,000	2,978,346
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (l)		910,972	878,124
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (f)		1,878,936	1,876,625
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (l)		48,157	39,329
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (l)		28,819	25,897
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (f)(l)		2,683,017	1,207,358
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7326% 9/25/26 (f)(l)		400,000	289,400
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class B, 0.5926% 9/25/26 (f)(l)		$ 415,584	$ 410,805
Class C, 0.7626% 9/25/26 (f)(l)		740,000	727,568
Class D, 0.8626% 9/25/26 (f)(l)		350,000	335,335
Class E, 0.9626% 9/25/26 (f)(l)		250,000	238,325
Class F, 1.3826% 9/25/26 (f)(l)		549,000	515,401
Class G, 1.5826% 9/25/26 (f)(l)		336,000	312,514
Class H, 1.8826% 9/25/26 (f)(l)		250,000	231,925
Class K, 3.4826% 9/25/26 (f)(l)		250,000	229,625
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (f)(l)		1,789,540	1,806,866
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5544% 11/21/40 (f)(l)		254,929	240,908
Class D, 1.0844% 11/21/40 (f)(l)		305,000	137,860
TOTAL ASSET-BACKED SECURITIES (Cost $142,774,464)			154,306,626
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.6%
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 6A1, 0.2991% 1/26/37 (f)(l)		88,176	87,547
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.715% 1/25/35 (l)		1,337,676	1,331,876
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (f)		3,308,267	3,308,064
Countrywide Home Loans, Inc. Series 2003-35 Class B, 4.6422% 9/25/18 (l)		31,013	978
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 2.3813% 6/25/33 (l)		130,169	1,509
CSMC Series 2014-3R Class 2A1, 0.852% 5/27/37 (f)(l)		2,712,994	2,578,983
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (l)		763,205	763,426
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3582% 12/25/46 (f)(l)		910,000	1,005,008
Series 2010-K7 Class B, 5.4346% 4/25/20 (f)(l)		1,000,000	1,125,829
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		25,701	6,859
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2555% 12/20/54 (l)		205,017	201,306
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A1, 0.2255% 12/20/54 (f)(l)		$ 9,248,064	$ 9,163,907
Class C2, 1.3555% 12/20/54 (f)(l)		6,523,000	6,402,325
Series 2006-2:
Class A4, 0.2355% 12/20/54 (l)		2,759,505	2,706,937
Class C1, 1.0955% 12/20/54 (l)		21,543,000	20,918,253
Series 2006-3:
Class A3, 0.2355% 12/20/54 (l)		1,328,664	1,316,706
Class A7, 0.3555% 12/20/54 (l)		1,444,355	1,432,800
Class C2, 1.1555% 12/20/54 (l)		1,124,000	1,095,226
Series 2006-4:
Class A4, 0.2555% 12/20/54 (l)		4,236,163	4,198,885
Class B1, 0.3355% 12/20/54 (l)		4,521,000	4,384,014
Class C1, 0.9155% 12/20/54 (l)		2,767,000	2,657,704
Class M1, 0.4955% 12/20/54 (l)		1,190,000	1,150,849
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (l)		2,234,000	2,121,406
Class 1M1, 0.4555% 12/20/54 (l)		1,493,000	1,448,359
Class 2A1, 0.2955% 12/20/54 (l)		3,323,853	3,296,597
Class 2C1, 1.0155% 12/20/54 (l)		1,015,000	985,058
Class 2M1, 0.6555% 12/20/54 (l)		1,917,000	1,871,951
Series 2007-2:
Class 2C1, 1.015% 12/17/54 (l)		2,654,000	2,575,707
Class 3A1, 0.335% 12/17/54 (l)		592,634	587,893
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (l)		430,241	454,697
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.1647% 3/25/37 (l)		1,458,894	1,408,234
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (l)		1,490,724	1,275,234
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (l)		1,661,163	1,382,824
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (l)		4,161,260	3,773,441
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		175,879	183,722
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (l)		1,332,779	1,272,360
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (f)(l)		528,327	484,292
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.007% 6/10/35 (f)(l)		$ 117,798	$ 109,398
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (l)		26,582	25,616
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (l)		209,368	209,779
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6155% 3/25/35 (l)		2,264,198	2,100,175
TOTAL PRIVATE SPONSOR			91,405,734
U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		63,579	66,552
Series 2011-117 Class PF, 0.505% 7/25/39 (l)		2,410,484	2,419,056
Series 2012-9 Class CS, 6.395% 2/25/42 (l)(n)(o)		4,789,371	834,122
Freddie Mac planned amortization class Series 2693 Class MD, 5.5% 10/15/33		6,540,490	7,324,778
Ginnie Mae guaranteed REMIC pass-thru certificates floater:
Series 2011-H21 Class FA, 0.7552% 10/20/61 (l)(p)		3,784,465	3,800,099
Series 2012-H23 Class WA, 0.671% 10/20/62 (l)(p)		2,159,235	2,163,688
Series 2013-H07 Class BA, 0.511% 3/20/63 (l)(p)		3,253,894	3,230,189
Series 2014-H11 Class BA, 0.6552% 6/20/64 (l)(p)		12,431,321	12,428,872
TOTAL U.S. GOVERNMENT AGENCY			32,267,356
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $86,535,628)			123,673,090
Commercial Mortgage Securities - 5.9%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (r)		122,430	121,292
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	206,546
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,022
Series 1997-D5 Class PS1, 1.4206% 2/14/43 (l)(n)		609,430	13,413
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (f)(l)		1,500,000	1,439,801
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (l)		$ 530,000	$ 540,668
Series 2006-2 Class AAB, 5.7129% 5/10/45 (l)		532,308	540,401
Series 2006-3 Class A4, 5.889% 7/10/44		5,664,540	6,055,439
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,082,089
Series 2006-5 Class A2, 5.317% 9/10/47		3,023,370	3,033,386
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,876,379
Series 2006-4 Class A1A, 5.617% 7/10/46 (l)		26,880,013	28,959,317
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	186,407
Series 2004-5 Class G, 5.5537% 11/10/41 (f)(l)		195,000	195,102
Series 2005-1 Class CJ, 5.2899% 11/10/42 (l)		550,000	559,741
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)		5,908,000	6,011,290
Series 2005-5 Class D, 5.2145% 10/10/45 (l)		1,180,000	1,192,769
Series 2005-6 Class AJ, 5.1768% 9/10/47 (l)		300,000	313,586
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	139,251
Series 2007-3:
Class A3, 5.5647% 6/10/49 (l)		2,282,646	2,279,435
Class A4, 5.5647% 6/10/49 (l)		3,965,000	4,322,504
Series 2008-1 Class D, 6.2771% 2/10/51 (f)(l)		125,000	107,661
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		7,456,000	7,994,383
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.155% 3/15/22 (f)(l)		77,611	68,387
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (f)(l)		39,774	35,883
Series 2005-4A:
Class A2, 0.545% 1/25/36 (f)(l)		919,814	807,277
Class B1, 1.555% 1/25/36 (f)(l)		42,812	7,737
Class M1, 0.605% 1/25/36 (f)(l)		296,714	174,517
Class M2, 0.625% 1/25/36 (f)(l)		89,014	50,308
Class M3, 0.655% 1/25/36 (f)(l)		129,999	69,890
Class M4, 0.765% 1/25/36 (f)(l)		71,896	37,481
Class M5, 0.805% 1/25/36 (f)(l)		71,896	28,509
Class M6, 0.855% 1/25/36 (f)(l)		76,362	23,439
Series 2006-3A Class M4, 0.585% 10/25/36 (f)(l)		60,114	9,154
Series 2007-1 Class A2, 0.425% 3/25/37 (f)(l)		631,734	460,733
Series 2007-2A:
Class A1, 0.425% 7/25/37 (f)(l)		647,457	561,974
Class A2, 0.475% 7/25/37 (f)(l)		604,961	440,151
Class M1, 0.525% 7/25/37 (f)(l)		212,428	63,578
Class M2, 0.565% 7/25/37 (f)(l)		116,080	15,024
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M3, 0.645% 7/25/37 (f)(l)		$ 117,698	$ 8,361
Class M4, 0.805% 7/25/37 (f)(l)		4,125	83
Series 2007-3:
Class A2, 0.445% 7/25/37 (f)(l)		569,813	413,844
Class M1, 0.465% 7/25/37 (f)(l)		123,758	79,531
Class M2, 0.495% 7/25/37 (f)(l)		132,646	75,713
Class M3, 0.525% 7/25/37 (f)(l)		209,018	78,144
Class M4, 0.655% 7/25/37 (f)(l)		328,189	71,125
Class M5, 0.755% 7/25/37 (f)(l)		162,293	26,345
Series 2007-4A:
Class M1, 1.102% 9/25/37 (f)(l)		252,099	51,828
Class M2, 1.202% 9/25/37 (f)(l)		205,651	17,510
Series 2006-3A, Class IO, 0% 10/25/36 (f)(l)(n)		6,118,765	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(l)(n)		5,865,727	242,892
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4326% 3/11/39 (l)		450,000	463,512
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (f)(l)		197,314	197,570
Class J, 0.855% 3/15/22 (f)(l)		655,330	642,759
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	647,638
Series 2006-T22 Class AJ, 5.5723% 4/12/38 (l)		400,000	422,416
Series 2007-PW16 Class A4, 5.7071% 6/11/40 (l)		1,112,000	1,220,638
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		135,611	134,225
Series 2006-T22:
Class A4, 5.5723% 4/12/38 (l)		227,958	240,298
Class B, 5.5723% 4/12/38 (f)(l)		200,000	212,498
Series 2007-BBA8:
Class K, 1.355% 3/15/22 (f)(l)		120,000	114,148
Class L, 2.055% 3/15/22 (f)(l)		253,498	211,947
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (f)(l)(n)		96,524,546	460,036
Series 2007-T28 Class X2, 0.1374% 9/11/42 (f)(l)(n)		59,259,889	118,223
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		586,354	625,523
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.905% 8/15/26 (f)(l)		700,000	700,834
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (f)(l)		464,125	451,264
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (f)(l)(n)		4,001,818	23,523
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.559% 12/15/47 (f)(l)		$ 750,000	$ 857,078
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.641% 6/15/31 (f)(l)		511,000	484,530
Class YTC3, 2.641% 6/15/31 (f)(l)		184,000	170,550
Series 2014-FL1, 2.641% 6/15/31 (f)(l)		511,000	494,188
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	860,196
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	383,377
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1067% 9/10/46 (f)(l)		1,010,000	994,296
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,236,748	1,255,106
Class A4, 5.322% 12/11/49		31,258,000	33,702,001
Series 2005-CD1 Class AJ, 5.2264% 7/15/44 (l)		500,000	518,542
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(l)	CAD	138,000	123,039
Class G, 5.01% 5/15/44 (f)(l)	CAD	30,000	26,008
Class H, 5.01% 5/15/44 (f)(l)	CAD	20,000	16,744
Class J, 5.01% 5/15/44 (f)(l)	CAD	20,000	15,832
Class K, 5.01% 5/15/44 (f)(l)	CAD	10,000	7,700
Class L, 5.01% 5/15/44 (f)(l)	CAD	36,000	26,237
Class M, 5.01% 5/15/44 (f)(l)	CAD	165,000	110,879
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)		2,125,000	2,054,546
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)		810,000	642,452
Series 2012-CR5 Class D, 4.3353% 12/10/45 (f)(l)		740,000	727,212
Series 2013-CR10:
Class C, 4.958% 8/10/46 (f)(l)		270,000	282,818
Class D, 4.958% 8/10/46 (f)(l)		790,000	772,848
Series 2013-CR12 Class D, 5.0857% 10/10/46 (f)(l)		839,000	816,897
Series 2013-CR9:
Class C, 4.26% 7/10/45 (f)(l)		525,000	531,241
Class D, 4.26% 7/10/45 (f)(l)		756,000	701,763
Series 2013-LC6 Class D, 4.2888% 1/10/46 (f)(l)		1,109,000	1,046,326
Series 2014-CR15 Class D, 4.7683% 2/10/47 (f)(l)		258,000	245,712
Series 2014-CR17 Class D, 4.7999% 5/10/47 (f)(l)		567,000	540,052
Series 2014-UBS2 Class D, 5.0159% 3/10/47 (f)(l)		844,000	806,337
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (f)(l)		$ 126,140	$ 126,304
sequential payer Series 2006-C7 Class A1A, 5.7413% 6/10/46 (l)		3,278,731	3,492,019
Series 2001-J2A Class F, 7.142% 7/16/34 (f)(l)		199,000	222,971
Series 2004-LB4A Class A5, 4.84% 10/15/37		5,257,840	5,265,170
Series 2005-LP5 Class F, 5.2852% 5/10/43 (f)(l)		1,290,000	1,324,440
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)		1,684,450	1,611,052
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	322,649
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.249% 6/10/44 (l)		905,000	919,791
Series 2005-C6 Class AJ, 5.209% 6/10/44 (l)		1,260,000	1,298,586
Series 2012-CR1:
Class C, 5.3674% 5/15/45 (l)		850,000	938,751
Class D, 5.3674% 5/15/45 (f)(l)		1,510,000	1,552,023
Series 2012-CR2:
Class E, 4.8576% 8/15/45 (f)(l)		1,727,000	1,721,745
Class F, 4.25% 8/15/45 (f)		1,418,000	1,227,011
Series 2012-LC4:
Class C, 5.6472% 12/10/44 (l)		260,000	291,546
Class D, 5.6472% 12/10/44 (f)(l)		870,000	910,279
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)		27,691	27,511
Series 2007-C3 Class A4, 5.7022% 6/15/39 (l)		18,053,875	19,434,599
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)		1,722,000	1,885,080
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (f)(l)		6,783,000	6,648,853
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,578,461	1,718,750
Class H, 6% 5/17/40 (f)		90,316	73,510
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		815,907	843,186
Class G, 6.75% 11/15/30 (f)		180,000	193,422
Series 2001-CK6 Class AX, 1.463% 8/15/36 (l)(n)		79,888	120
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(l)(n)		7,255	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (f)(l)		203,140	204,938
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class F, 0.475% 2/15/22 (f)(l)		$ 54,901	$ 54,894
Class L, 2.055% 2/15/22 (f)(l)		99,364	19,046
Series 2007-C1 Class B, 5.487% 2/15/40 (f)(l)		2,907,000	363,590
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5572% 11/10/46 (f)(l)		500,000	542,267
Class E, 5.5572% 11/10/46 (f)(l)		870,000	936,084
Class F, 5.5572% 11/10/46 (f)(l)		1,560,000	1,506,792
Class G, 4.652% 11/10/46 (f)		1,654,000	1,433,573
Class XB, 0.2465% 11/10/46 (f)(l)(n)		20,920,000	382,731
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		15,231	15,219
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)		1,000,000	1,018,806
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(l)		347,556	350,824
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	227,059
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5752% 12/25/43 (l)(n)		1,640,000	231,552
Series K012 Class X3, 2.2879% 1/25/41 (l)(n)		1,800,000	227,716
Series K013 Class X3, 2.7903% 1/25/43 (l)(n)		820,000	127,759
sequential payer Series K034 Class A2, 3.531% 7/25/23		6,000,000	6,361,602
Series KAIV Class X2, 3.6147% 6/25/46 (l)(n)		420,000	81,411
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1925% 9/25/45 (f)(l)		1,290,000	1,417,977
Series 2011-K10 Class B, 4.6154% 11/25/49 (f)(l)		240,000	257,311
Series 2011-K11 Class B, 4.4207% 12/25/48 (f)(l)		750,000	792,468
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (l)		680,000	687,938
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		18,337,000	19,772,310
Series 2001-1 Class X1, 1.6605% 5/15/33 (f)(l)(n)		169,128	16
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	335,797
Series 1997-C2 Class G, 6.75% 4/15/29 (l)		283,373	306,764
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	656,738
Series 1999-C3 Class K, 6.974% 8/15/36 (f)		6,909	6,737
Series 2000-C1 Class K, 7% 3/15/33		1,102	1,112
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GP Portfolio Trust Series 2014-GPP:
Class D, 2.902% 2/15/27 (f)(l)		$ 291,000	$ 291,292
Class E, 4.002% 2/15/27 (f)(l)		142,000	142,141
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,659,250
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (l)		40,649,587	43,294,899
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (f)(l)(n)		26,883,612	672
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0259% 8/10/43 (f)(l)		1,255,000	1,376,983
Class E, 4% 8/10/43 (f)		1,240,000	1,096,346
Class X, 1.5117% 8/10/43 (f)(l)(n)		5,645,988	376,401
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.156% 7/15/31 (f)(l)		750,000	750,062
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (l)		2,223,000	2,386,148
Series 2010-C2:
Class D, 5.2235% 12/10/43 (f)(l)		720,000	751,856
Class XA, 0.66% 12/10/43 (f)(l)(n)		5,403,135	62,811
Series 2011-GC5:
Class C, 5.307% 8/10/44 (f)(l)		1,050,000	1,154,518
Class D, 5.307% 8/10/44 (f)(l)		480,000	502,037
Class E, 5.307% 8/10/44 (f)(l)		210,000	196,577
Class F, 4.5% 8/10/44 (f)		441,000	339,438
Series 2012-GC6I Class F, 5% 1/10/45 (l)		390,000	312,312
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (l)		630,000	703,368
Class D, 5.7228% 5/10/45 (f)(l)		1,054,000	1,111,872
Class E, 5% 5/10/45 (f)		1,311,000	1,216,614
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (f)(l)		1,170,000	1,160,739
Class E, 4.8554% 11/10/45 (f)(l)		1,290,000	1,137,963
Series 2013-GC12 Class D, 4.4789% 6/10/46 (f)(l)		219,000	208,248
Series 2013-GC13 Class D, 4.0716% 7/10/46 (f)(l)		1,092,000	1,000,727
Series 2013-GC16:
Class C, 5.314% 11/10/46 (l)		662,844	725,649
Class D, 5.323% 11/10/46 (f)(l)		680,000	681,221
Class F, 3.5% 11/10/46 (f)		430,000	323,962
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4% 7/15/29 (f)(l)		617,000	617,388
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Hilton U.S.A. Trust: - continued
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)		$ 2,450,000	$ 2,496,744
Class DFX, 4.4065% 11/5/30 (f)		23,706,000	24,270,414
Class EFX, 5.2216% 11/5/30 (f)(l)		1,459,000	1,493,005
Invitation Homes Trust floater Series 2013-SFR1 Class F, 3.9% 12/17/30 (f)(l)		590,000	575,434
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.7138% 9/15/47 (f)		525,000	471,027
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(l)		500,000	499,542
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (f)		440,000	479,080
Series 2003-C1:
Class D, 5.192% 1/12/37		137,822	138,042
Class F, 5.9824% 1/12/37 (f)(l)		250,000	251,441
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(l)		380,000	471,908
Class D, 7.4453% 12/5/27 (f)(l)		1,885,000	2,294,269
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	703,705
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(l)		695,000	787,803
Series 2012-CBX:
Class C, 5.1849% 6/15/45 (l)		250,000	272,719
Class D, 5.1849% 6/16/45 (f)(l)		690,000	735,238
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (f)(l)		164,111	162,436
Class F, 0.485% 11/15/18 (f)(l)		380,931	370,332
Class G, 0.515% 11/15/18 (f)(l)		330,997	313,517
Class H, 0.655% 11/15/18 (f)(l)		254,476	238,878
Class J, 0.805% 11/15/18 (f)(l)		257,928	239,979
Series 2013-JWMZ Class M, 6.155% 4/15/18 (f)(l)		171,002	171,997
Series 2013-JWRZ Class E, 3.895% 4/15/30 (f)(l)		482,000	481,198
Series 2014-BXH:
Class A, 1.056% 4/15/27 (f)(l)		3,000,000	3,001,992
Class C, 1.806% 4/15/27 (f)(l)		4,460,000	4,460,433
Class D, 2.406% 4/15/27 (f)(l)		9,517,000	9,517,914
Series 2014-FBLU Class E, 3.652% 12/15/28 (f)(l)		1,038,000	1,038,392
Series 2014-INN:
Class E, 3.752% 6/15/29 (f)(l)		638,000	635,694
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-INN:
Class F, 4.152% 6/15/29 (f)(l)		$ 725,000	$ 723,274
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,415,728	16,540,445
Series 2006-CB17:
Class A3, 5.45% 12/12/43		91,428	91,296
Class A4, 5.429% 12/12/43		7,560,000	8,072,583
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		26,078,886	28,006,742
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,291,975	9,993,538
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,467,949	2,669,102
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (l)		12,470,000	13,638,991
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (l)		188,516	188,872
Class A4, 5.805% 6/15/49 (l)		29,428,107	31,999,712
Series 2007-LDPX Class A3, 5.42% 1/15/49		24,364,284	26,372,096
Series 2004-CBX Class D, 5.097% 1/12/37 (l)		170,000	162,695
Series 2004-LN2 Class D, 5.305% 7/15/41 (l)		420,000	383,540
Series 2005-LDP2 Class C, 4.911% 7/15/42 (l)		660,000	663,897
Series 2005-LDP5 Class AJ, 5.3582% 12/15/44 (l)		360,000	374,643
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (l)		9,520,000	10,148,444
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (l)		157,000	18,864
Series 2010-C2:
Class D, 5.5082% 11/15/43 (f)(l)		645,000	709,661
Class XB, 0.66% 11/15/43 (f)(l)(n)		3,600,000	141,651
Series 2011-C4:
Class E, 5.3966% 7/15/46 (f)(l)		1,130,000	1,220,158
Class F, 3.873% 7/15/46 (f)		105,000	94,475
Class H, 3.873% 7/15/46 (f)		672,000	465,759
Class TAC2, 7.99% 7/15/46 (f)		671,000	721,670
Series 2011-C5:
Class B. 5.3229% 8/15/46 (f)(l)		1,140,000	1,289,468
Class C, 5.3229% 8/15/46 (f)(l)		1,102,648	1,224,061
Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	1,103,931
Class D, 4.2414% 4/15/46 (l)		1,430,000	1,349,631
Series 2014-DSTY Class E, 3.9314% 6/10/27 (f)(l)		869,000	793,172
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (l)		21,615,000	23,755,706
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		16,986	17,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		$ 1,915,000	$ 1,952,434
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (l)		1,500,000	1,556,091
Class AM, 5.263% 11/15/40 (l)		137,000	143,449
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	919,912
Class AM, 5.413% 9/15/39		1,500,000	1,616,298
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,010,544
Class AM, 5.378% 11/15/38		160,000	172,447
Series 2007-C1 Class A4, 5.424% 2/15/40		16,872,217	18,279,697
Series 2007-C2 Class A3, 5.43% 2/15/40		3,248,893	3,537,853
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(l)		201,301	201,703
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	281,058
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	755,078
Series 2005-C2 Class AJ, 5.205% 4/15/30 (l)		740,000	755,536
Series 2005-C7 Class C, 5.35% 11/15/40 (l)		1,016,000	1,049,934
Series 2006-C4:
Class AJ, 5.8534% 6/15/38 (l)		1,060,000	1,111,125
Class AM, 5.8534% 6/15/38 (l)		500,000	536,807
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)		2,237,574	2,379,942
Series 2007-C7:
Class A3, 5.866% 9/15/45		12,860,065	14,302,772
Class XCP, 0.2789% 9/15/45 (l)(n)		107,180,020	77,062
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.2645% 6/25/43 (f)(l)		229,438	229,897
Class D, 5.2645% 6/25/43 (f)(l)		310,000	313,697
Series 2014-2:
Class D, 5.2187% 1/20/41 (f)(l)		256,000	242,955
Class E, 5.2187% 1/20/41 (f)(l)		400,000	336,424
Mach One Trust LLC Series 2004-1A Class H, 6.295% 5/28/40 (f)(l)		260,000	267,150
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3908% 10/12/39 (f)(l)	CAD	320,000	295,740
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (l)		215,388	215,622
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3668% 1/12/44 (l)		220,000	230,007
Series 2004-MKB1 Class F, 5.9514% 2/12/42 (f)(l)		19,073	19,098
Series 2005-LC1 Class F, 5.4208% 1/12/44 (f)(l)		1,655,000	1,575,347
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1:
Class AJ, 5.6733% 5/12/39 (l)		$ 530,000	$ 534,891
Class AM, 5.6733% 5/12/39 (l)		100,000	106,419
Series 2007-C1 Class A4, 5.8385% 6/12/50 (l)		9,429,517	10,426,707
Series 2008-C1 Class A4, 5.69% 2/12/51		3,957,461	4,382,615
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (l)		94,480	94,461
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (l)		114,505	114,458
Class A3, 5.172% 12/12/49 (l)		900,000	961,908
Class ASB, 5.133% 12/12/49 (l)		634,544	652,256
Series 2007-5 Class A4, 5.378% 8/12/48		18,990,015	20,334,830
Series 2007-6 Class A4, 5.485% 3/12/51 (l)		14,650,000	15,913,064
Series 2007-7 Class A4, 5.7432% 6/12/50 (l)		6,656,000	7,275,015
Series 2006-4 Class XP, 0.6181% 12/12/49 (l)(n)		23,190,875	40,468
Series 2007-6 Class B, 5.635% 3/12/51 (l)		1,902,000	587,195
Series 2007-7 Class B, 5.7432% 6/12/50 (l)		166,000	6,604
Series 2007-8 Class A3, 5.8831% 8/12/49 (l)		1,640,000	1,805,050
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		9,924	9,924
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		99,120	99,120
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6625% 11/15/45 (f)(l)		1,357,000	1,379,427
Series 2013-C12 Class D, 4.935% 10/15/46 (f)		1,000,000	958,104
Series 2013-C13 Class D, 4.8959% 11/15/46 (f)(l)		1,019,000	988,050
Series 2013-C7:
Class D, 4.3026% 2/15/46 (f)(l)		810,000	757,413
Class E, 4.3026% 2/15/46 (f)(l)		340,000	294,208
Series 2013-C8 Class D, 4.1715% 12/15/48 (f)(l)		400,000	371,030
Series 2013-C9:
Class C, 4.0716% 5/15/46 (l)		620,000	614,015
Class D, 4.1596% 5/15/46 (f)(l)		1,740,000	1,604,654
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.355% 7/15/19 (f)(l)		357,716	321,944
Class J, 0.585% 7/15/19 (f)(l)		335,939	331,119
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (f)(l)		1,092,000	1,087,854
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.345% 10/15/20 (f)(l)		$ 667,354	$ 662,257
Class E, 0.405% 10/15/20 (f)(l)		834,661	825,345
Class F, 0.455% 10/15/20 (f)(l)		500,899	492,803
Class G, 0.495% 10/15/20 (f)(l)		619,188	602,989
Class H, 0.585% 10/15/20 (f)(l)		389,758	360,073
Class J, 0.735% 10/15/20 (f)(l)		225,021	185,381
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	667,499
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)		197,787	198,377
Series 2012-C4 Class E, 5.5252% 3/15/45 (f)(l)		1,210,000	1,239,087
Series 1997-RR Class F, 7.431% 4/30/39 (f)(l)		69,405	73,049
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		208,017	188,867
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	210,214
Class O, 5.91% 11/15/31 (f)		179,888	64,455
Series 2004-IQ7 Class E, 5.232% 6/15/38 (f)(l)		120,000	125,692
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,520,739
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (l)		1,000,000	1,025,743
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (l)		478,100	500,217
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	773,458
Series 2006-T23 Class A3, 5.8054% 8/12/41 (l)		837,742	837,589
Series 2007-HQ12 Class A2, 5.773% 4/12/49 (l)		5,580,428	5,666,840
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)		2,852,000	3,115,770
Class B, 5.722% 4/15/49 (l)		469,000	99,569
Series 2011-C1:
Class C, 5.2515% 9/15/47 (f)(l)		970,000	1,071,714
Class D, 5.2515% 9/15/47 (f)(l)		1,760,000	1,923,488
Class E, 5.2515% 9/15/47 (f)(l)		573,100	599,652
Series 2011-C2:
Class D, 5.3048% 6/15/44 (f)(l)		580,000	624,559
Class E, 5.3048% 6/15/44 (f)(l)		600,000	628,202
Class F, 5.3048% 6/15/44 (f)(l)		550,000	517,403
Class XB, 0.4592% 6/15/44 (f)(l)(n)		9,001,008	259,067
Series 2011-C3:
Class C, 5.1828% 7/15/49 (f)(l)		1,000,000	1,087,327
Class D, 5.1828% 7/15/49 (f)(l)		1,130,000	1,194,335
Class E, 5.1828% 7/15/49 (f)(l)		400,000	417,482
Series 2012-C4 Class D, 5.5252% 3/15/45 (f)(l)		330,000	353,714
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-TOP3 Class E, 7.5032% 7/15/33 (f)(l)		150,000	172,673
Series 2003-TOP9 Class E, 5.434% 11/13/36 (f)(l)		78,000	78,038
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (f)		$ 273,000	$ 301,569
Class D, 6.45% 1/22/26 (f)		740,731	814,233
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		931,552	1,190,151
RBSCF Trust Series 2010-MB1 Class D, 4.8446% 4/15/24 (f)(l)		1,238,000	1,254,957
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	96,811
Class G, 4.456% 9/12/38 (f)	CAD	54,000	47,987
Class H, 4.456% 9/12/38 (f)	CAD	36,000	31,424
Class J, 4.456% 9/12/38 (f)	CAD	36,000	30,132
Class K, 4.456% 9/12/38 (f)	CAD	18,000	14,464
Class L, 4.456% 9/12/38 (f)	CAD	26,000	19,309
Class M, 4.456% 9/12/38 (r)	CAD	104,391	62,868
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	112,961
Class G, 4.57% 4/12/23	CAD	42,000	36,766
Class H, 4.57% 4/12/23	CAD	42,000	35,904
Class J, 4.57% 4/12/23	CAD	42,000	35,067
Class K, 4.57% 4/12/23	CAD	21,000	17,127
Class L, 4.57% 4/12/23	CAD	63,000	50,197
Class M, 4.57% 4/12/23	CAD	155,242	97,077
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		267,958	95,125
SCG Trust Series 2013-SRP1 Class D, 3.4957% 11/15/26 (f)(l)		880,000	856,269
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.56% 8/15/39 (l)		170,000	177,622
Series 2007-C4 Class F, 5.56% 8/15/39 (l)		820,000	679,813
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	284,985
UBS Commercial Mortgage Trust:
Series 2007-FL1:
Class F, 0.73% 7/15/24 (f)(l)		110,000	107,964
Class G, 0.73% 7/15/24 (f)(l)		200,000	195,350
Series 2012-C1 Class D, 5.5348% 5/10/45 (f)(l)		693,000	713,586
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (f)(l)		310,000	298,347
Series 2012-WRM Class E, 4.238% 6/10/30 (f)(l)		970,000	906,908
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (f)(l)		$ 284,000	$ 332,362
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(l)		1,299,000	1,248,201
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	208,811
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (f)(l)		889,875	872,388
Class J, 0.755% 9/15/21 (f)(l)		395,545	379,861
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (f)(l)		4,565,501	4,386,227
Class LXR1, 0.855% 6/15/20 (f)(l)		233,698	228,962
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,956,505	9,699,510
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,548,300
Series 2007-C31 Class A4, 5.509% 4/15/47		47,423,000	50,921,395
Series 2007-C32 Class A3, 5.7453% 6/15/49 (l)		19,449,000	21,207,744
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (l)		26,090,000	28,295,857
Class A5, 5.9414% 2/15/51 (l)		19,259,000	21,248,840
Series 2004-C10 Class E, 4.931% 2/15/41		222,290	222,402
Series 2004-C11:
Class D, 5.3615% 1/15/41 (l)		360,000	368,122
Class E, 5.4115% 1/15/41 (l)		327,000	335,412
Series 2004-C12 Class D, 5.4293% 7/15/41 (l)		134,422	134,711
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,937,820
Series 2005-C22:
Class B, 5.3703% 12/15/44 (l)		4,218,000	4,208,805
Class F, 5.3703% 12/15/44 (f)(l)		3,171,000	868,170
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)		7,870,000	8,281,011
Series 2006-C27 Class A1A, 5.749% 7/15/45 (l)		21,917,342	23,618,018
Series 2007-C31 Class C, 5.6724% 4/15/47 (l)		522,000	503,137
Series 2007-WHL8 Class D, 0.455% 6/15/20 (l)		9,900,000	9,594,536
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (f)(l)(n)		20,614,217	643,968
Series 2012-LC5:
Class C, 4.693% 10/15/45 (l)		569,000	599,223
Class D, 4.7782% 10/15/45 (f)(l)		1,621,000	1,616,421
Series 2013-LC12 Class C, 4.4405% 7/15/46 (l)		600,000	604,185
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)		$ 325,000	$ 273,293
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	396,444
Class D, 5.5498% 3/15/44 (f)(l)		230,000	245,044
Class E, 5% 3/15/44 (f)		890,000	822,638
Series 2011-C4:
Class D, 5.2455% 6/15/44 (f)(l)		408,000	439,499
Class E, 5.2455% 6/15/44 (f)(l)		320,000	332,542
Series 2011-C5:
Class C, 5.6352% 11/15/44 (f)(l)		260,000	292,468
Class D, 5.6352% 11/15/44 (f)(l)		600,000	658,558
Class E, 5.6352% 11/15/44 (f)(l)		590,000	627,953
Class F, 5.25% 11/15/44 (f)(l)		933,000	859,702
Class XA, 2.0044% 11/15/44 (f)(l)(n)		5,020,186	477,771
Series 2012-C10:
Class D, 4.4589% 12/15/45 (f)(l)		380,000	366,341
Class E, 4.4589% 12/15/45 (f)(l)		1,190,000	1,021,009
Series 2012-C6 Class D, 5.5621% 4/15/45 (f)(l)		540,000	569,247
Series 2012-C7:
Class C, 4.8462% 6/15/45 (l)		1,270,000	1,353,930
Class E, 4.8462% 6/15/45 (f)(l)		890,000	888,946
Class F, 4.5% 6/15/45 (f)		357,000	309,356
Class G, 4.5% 6/15/45 (f)		700,000	521,675
Series 2012-C8 Class D, 4.877% 8/15/45 (f)(l)		650,000	677,976
Series 2013-C11:
Class D, 4.1828% 3/15/45 (f)(l)		870,000	829,963
Class E, 4.1828% 3/15/45 (f)(l)		1,750,000	1,472,921
Series 2013-C13 Class D, 4.2791% 5/15/45 (f)(l)		600,000	560,458
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $872,172,278)			933,238,218
Municipal Securities - 1.8%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)		3,300,000	3,358,443
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,884,450
7.3% 10/1/39		18,415,000	26,627,906
7.5% 4/1/34		9,105,000	13,308,323
7.6% 11/1/40		12,540,000	19,243,759
Municipal Securities - continued
		Principal Amount (d)	Value
California Gen. Oblig.: - continued
7.625% 3/1/40		$ 5,410,000	$ 8,206,267
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,607,644
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,971,431
Series 2012 B, 5.432% 1/1/42		3,285,000	3,102,190
6.314% 1/1/44		19,560,000	20,725,385
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		1,425,000	1,495,979
5.1% 6/1/33		63,045,000	62,600,533
Series 2010, 4.421% 1/1/15		6,825,000	6,900,826
Series 2010-1, 6.63% 2/1/35		11,945,000	13,301,355
Series 2010-3:
5.547% 4/1/19		330,000	362,822
6.725% 4/1/35		17,810,000	20,016,125
7.35% 7/1/35		8,165,000	9,551,662
Series 2011:
4.961% 3/1/16		1,035,000	1,092,722
5.365% 3/1/17		395,000	428,859
5.665% 3/1/18		10,595,000	11,739,472
5.877% 3/1/19		28,035,000	31,356,306
Series 2013:
2.69% 12/1/17		3,365,000	3,408,880
3.14% 12/1/18		3,490,000	3,539,174
TOTAL MUNICIPAL SECURITIES (Cost $268,302,759)			283,830,513
Foreign Government and Government Agency Obligations - 2.3%

Argentine Republic:
7% 10/3/15		10,240,000	9,400,604
7% 4/17/17		6,135,000	5,133,461
Aruba Government 4.625% 9/14/23 (f)		560,000	565,600
Azerbaijan Republic 4.75% 3/18/24 (f)		560,000	576,100
Bahamian Republic 6.95% 11/20/29 (f)		555,000	629,925
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)		10,570,000	10,865,960
5.75% 9/26/23 (f)		10,378,000	11,286,075
6.369% 6/16/18 (f)		12,810,000	14,279,307
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 4,385,000	$ 4,439,813
8.95% 1/26/18		2,385,000	2,480,400
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	10,405,200
5% 1/27/45		440,000	451,000
5.625% 1/7/41		13,385,000	15,058,125
7.125% 1/20/37		1,875,000	2,470,313
8.25% 1/20/34		1,535,000	2,206,563
12.25% 3/6/30		555,000	1,048,950
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		2,055,000	1,772,438
City of Buenos Aires 12.5% 4/6/15 (f)		925,000	918,063
Colombian Republic:
5.625% 2/26/44		1,050,000	1,218,000
6.125% 1/18/41		1,985,000	2,451,475
7.375% 9/18/37		1,680,000	2,336,040
10.375% 1/28/33		2,100,000	3,360,000
Congo Republic 3.5% 6/30/29 (e)		3,232,660	2,985,265
Costa Rican Republic:
4.25% 1/26/23 (f)		2,050,000	1,952,625
4.375% 4/30/25 (f)		890,000	841,050
5.625% 4/30/43 (f)		490,000	447,125
7% 4/4/44 (f)		1,050,000	1,120,875
Croatia Republic:
5.5% 4/4/23 (f)		1,710,000	1,784,727
6% 1/26/24 (f)		1,400,000	1,505,000
6.25% 4/27/17 (f)		1,260,000	1,353,681
6.375% 3/24/21 (f)		1,550,000	1,705,000
6.625% 7/14/20 (f)		1,670,000	1,853,700
6.75% 11/5/19 (f)		2,050,000	2,285,750
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		475,000	488,063
5.875% 7/25/22 (f)		1,175,000	1,226,406
5.875% 7/25/22		450,000	469,688
6% 1/14/19 (f)		1,150,000	1,216,125
6.25% 10/4/20 (f)		2,130,000	2,279,100
6.25% 7/27/21 (f)		1,410,000	1,508,700
7.4% 1/22/15 (f)		715,000	728,943
Dominican Republic:
1.1344% 8/30/24 (l)		1,850,000	1,572,500
5.875% 4/18/24 (f)		570,000	605,625
5.875% 4/18/24		585,000	621,563
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Dominican Republic: - continued
7.45% 4/30/44 (f)		$ 2,240,000	$ 2,480,800
7.5% 5/6/21 (f)		2,030,000	2,339,575
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	737,438
7.65% 6/15/35 (Reg. S)		1,165,000	1,275,675
8.25% 4/10/32 (Reg. S)		575,000	678,448
Gabonese Republic 6.375% 12/12/24 (f)		931,600	1,017,773
Georgia Republic 6.875% 4/12/21 (f)		720,000	811,800
German Federal Republic 2.5% 7/4/44	EUR	350,000	541,783
Guatemalan Republic 5.75% 6/6/22 (f)		555,000	611,888
Hungarian Republic:
4.125% 2/19/18		1,606,000	1,666,225
5.375% 3/25/24		594,000	640,035
5.75% 11/22/23		1,910,000	2,101,000
6.375% 3/29/21		1,265,000	1,442,100
7.625% 3/29/41		1,980,000	2,578,950
Indonesian Republic:
3.375% 4/15/23 (f)		555,000	529,331
4.875% 5/5/21 (f)		1,260,000	1,346,625
5.25% 1/17/42 (f)		715,000	724,831
5.375% 10/17/23		400,000	438,500
5.875% 3/13/20 (f)		810,000	908,213
6.625% 2/17/37 (f)		950,000	1,118,625
6.75% 1/15/44 (f)		690,000	844,388
7.75% 1/17/38 (f)		2,270,000	2,994,039
8.5% 10/12/35 (Reg. S)		1,860,000	2,600,503
11.625% 3/4/19 (f)		885,000	1,200,281
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		3,410,000	3,486,725
7.125% 3/31/16 (Reg. S)		100,000	102,250
7.25% 4/15/19 (f)		3,010,000	3,055,150
8.25% 4/15/24 (f)		1,000,000	1,032,700
Ivory Coast:
5.375% 7/23/24 (f)		850,000	833,000
7.7743% 12/31/32		3,150,000	3,140,172
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,229,760
Latvian Republic:
5.25% 2/22/17 (f)		550,000	598,675
5.25% 6/16/21 (f)		305,000	342,170
Lebanese Republic:
4% 12/31/17		3,480,750	3,428,539
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lebanese Republic: - continued
4.75% 11/2/16		$ 1,785,000	$ 1,811,775
5.15% 11/12/18		1,190,000	1,190,000
5.45% 11/28/19		1,555,000	1,556,944
6.375% 3/9/20		1,180,000	1,239,000
Lithuanian Republic:
6.125% 3/9/21 (f)		1,560,000	1,829,100
6.625% 2/1/22 (f)		1,690,000	2,055,463
7.375% 2/11/20 (f)		1,565,000	1,914,183
Moroccan Kingdom:
4.25% 12/11/22 (f)		1,800,000	1,809,000
5.5% 12/11/42 (f)		600,000	607,500
Panamanian Republic:
6.7% 1/26/36		1,710,000	2,197,350
8.875% 9/30/27		1,335,000	1,972,463
9.375% 4/1/29		965,000	1,490,925
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
8.75% 11/21/33		2,625,000	4,108,125
Philippine Republic:
6.375% 1/15/32		395,000	502,144
7.75% 1/14/31		1,655,000	2,339,756
9.5% 2/2/30		1,685,000	2,700,213
10.625% 3/16/25		1,210,000	1,929,950
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		930,000	957,900
5.95% 8/22/23 (f)		885,000	955,800
5.95% 8/22/23		400,000	432,000
Polish Government:
3% 3/17/23		1,465,000	1,444,856
5% 3/23/22		1,805,000	2,027,015
6.375% 7/15/19		790,000	938,501
Provincia de Cordoba 12.375% 8/17/17 (f)		1,615,000	1,485,800
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		988,100	968,338
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,250,000	1,369,500
Republic of Armenia 6% 9/30/20 (f)		2,455,000	2,553,200
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,700,000	3,279,125
Republic of Kenya 6.875% 6/24/24 (f)		400,000	432,000
Republic of Namibia 5.5% 11/3/21 (f)		400,000	433,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Nigeria:
5.125% 7/12/18 (f)		$ 370,000	$ 382,025
6.75% 1/28/21 (f)		615,000	679,575
Republic of Paraguay 4.625% 1/25/23 (f)		225,000	233,438
Republic of Serbia:
4.875% 2/25/20 (f)		790,000	803,825
5.25% 11/21/17 (f)		965,000	1,004,806
5.875% 12/3/18 (f)		2,180,000	2,313,525
6.75% 11/1/24 (f)		2,427,686	2,448,928
7.25% 9/28/21 (f)		1,450,000	1,671,125
Republic of Zambia 5.375% 9/20/22 (f)		800,000	783,480
Romanian Republic:
4.375% 8/22/23 (f)		1,796,000	1,874,575
6.125% 1/22/44 (f)		1,472,000	1,736,960
6.75% 2/7/22 (f)		2,872,000	3,464,350
6.75% 2/7/22		50,000	60,313
Russian Federation:
3.625% 9/16/20	EUR	1,200,000	1,567,280
5.625% 4/4/42 (f)		400,000	390,040
5.875% 9/16/43 (f)		1,700,000	1,700,340
7.5% 3/31/30 (Reg. S)		1,073,395	1,194,152
12.75% 6/24/28 (Reg. S)		3,235,000	5,286,702
Slovakia Republic 4.375% 5/21/22 (f)		700,000	753,431
South African Republic 5.875% 9/16/25		1,785,000	2,019,728
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,169,125
Turkish Republic:
5.125% 3/25/22		515,000	547,960
5.625% 3/30/21		815,000	895,930
6.25% 9/26/22		680,000	775,200
6.75% 4/3/18		1,075,000	1,212,063
6.75% 5/30/40		975,000	1,171,463
6.875% 3/17/36		1,795,000	2,185,951
7% 3/11/19		685,000	788,572
7.25% 3/5/38		1,150,000	1,460,500
7.375% 2/5/25		1,695,000	2,108,580
7.5% 11/7/19		1,215,000	1,436,859
8% 2/14/34		570,000	769,500
11.875% 1/15/30		630,000	1,102,500
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		1,515,000	1,333,200
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government:
7.75% 9/23/20 (f)		$ 1,105,000	$ 966,875
7.8% 11/28/22 (f)		450,000	393,750
7.95% 2/23/21 (f)		1,025,000	891,750
9.25% 7/24/17 (f)		2,500,000	2,306,250
United Mexican States:
4% 10/2/23		28,314,000	30,012,840
4.75% 3/8/44		13,662,000	14,331,438
6.05% 1/11/40		1,206,000	1,507,500
6.75% 9/27/34		800,000	1,056,000
7.5% 4/8/33		360,000	510,840
8.3% 8/15/31		420,000	633,150
United Republic of Tanzania 6.332% 3/9/20 (l)		655,000	704,125
Uruguay Republic:
7.625% 3/21/36		470,000	649,775
7.875% 1/15/33 pay-in-kind		3,760,000	5,226,401
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		8,340,000	7,647,780
6% 12/9/20		540,000	380,700
7% 3/31/38		395,000	245,493
8.5% 10/8/14		4,225,000	4,199,650
9% 5/7/23 (Reg. S)		1,780,000	1,401,750
9.25% 5/7/28 (Reg. S)		630,000	478,800
9.375% 1/13/34		505,000	382,538
11.75% 10/21/26 (Reg. S)		1,160,000	1,022,540
11.95% 8/5/31 (Reg. S)		2,910,000	2,568,075
12.75% 8/23/22		2,230,000	2,129,650
13.625% 8/15/18		1,318,000	1,361,494
Vietnamese Socialist Republic:
1.1875% 3/12/16 (l)		513,044	472,641
4% 3/12/28 (e)		4,365,250	3,977,834
6.875% 1/15/16 (f)		1,880,000	2,001,260
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $342,603,190)			365,460,716
Supranational Obligations - 0.0%

European Financial Stability Facility 3% 9/4/34 (Cost $1,314,141)	EUR	1,000,000	1,599,844
Common Stocks - 0.0%
	Shares (d)	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(f) (Cost $1,258,919)	1	$ 134,400
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	245,812
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	454,500
		700,312
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series S, 6.60%	172,317	4,313,095
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	384,000
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	683,928
Series D, 7.50%	5,942	145,876
Boston Properties, Inc. 5.25%	17,500	412,125
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	198,481
Series E, 6.625%	25,000	622,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	255,000
Corporate Office Properties Trust Series L, 7.375%	12,221	323,734
CYS Investments, Inc. Series B, 7.50%	21,700	512,337
DDR Corp. Series K, 6.25%	17,823	442,545
Digital Realty Trust, Inc. Series E, 7.00%	10,000	255,800
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	469,764
Essex Property Trust, Inc. Series H, 7.125%	9,354	251,529
First Potomac Realty Trust 7.75%	15,000	387,600
Hersha Hospitality Trust Series B, 8.00%	13,844	367,143
Hospitality Properties Trust Series D, 7.125%	10,000	262,600
LaSalle Hotel Properties Series H, 7.50%	10,000	263,200
PS Business Parks, Inc.:
Series R, 6.875%	10,000	262,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.: - continued
Series S, 6.45%	21,000	$ 539,910
Public Storage:
Series P, 6.50%	12,000	315,600
Series R, 6.35%	10,500	272,265
Series S, 5.90%	20,000	499,200
Realty Income Corp. Series F, 6.625%	12,000	315,360
Regency Centers Corp. Series 6, 6.625%	5,510	147,172
Retail Properties America, Inc. 7.00%	24,109	620,566
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	466,074
Stag Industrial, Inc. Series A, 9.00%	20,000	553,000
Sun Communities, Inc. Series A, 7.125%	27,253	704,490
Taubman Centers, Inc. Series J, 6.50%	11,338	286,851
		11,220,150
TOTAL FINANCIALS		15,533,245
TOTAL PREFERRED STOCKS (Cost $15,773,932)		16,233,557
Bank Loan Obligations - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (l)	$ 542,275	539,564
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (l)	1,107,225	1,093,385
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (l)	2,084,659	2,022,120
Hotels, Restaurants & Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (l)	185,000	185,694
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (l)	340,000	333,200
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (l)	5,156,235	5,078,892
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (l)	$ 1,421,053	$ 1,415,724
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (l)	1,152,381	1,152,381
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (l)	572,125	570,695
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (l)	15,000	15,019
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (l)	340,000	340,000
Tranche B 2LN, term loan 9.25% 7/15/21 (l)	380,000	380,000
		9,471,605
Media - 0.1%
Clear Channel Communications, Inc. Tranche D, term loan 6.9067% 1/30/19 (l)	8,740,000	8,587,050
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (l)	753,296	756,121
Tranche B 2LN, term loan 4.5% 5/8/20 (l)	651,704	654,148
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (l)	557,200	554,414
		10,551,733
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (l)	100,000	99,880
6% 5/22/18 (l)	1,765,542	1,776,576
		1,876,456
TOTAL CONSUMER DISCRETIONARY		25,554,863
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (l)	1,755,000	1,737,450
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (l)	2,368,686	2,333,156
		4,070,606
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (l)	2,105,000	2,075,719
Bank Loan Obligations - continued
	Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (l)	$ 3,370,000	$ 3,437,400
Tranche B 1LN, term loan 3.875% 9/30/18 (l)	342,737	341,880
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (l)	1,766,650	1,753,400
		7,608,399
TOTAL ENERGY		11,679,005
FINANCIALS - 0.1%
Capital Markets - 0.0%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8/5/22 (q)	1,000,000	995,000
Tranche B 1LN, term loan 8/5/21 (q)	255,000	254,681
		1,249,681
Diversified Financial Services - 0.1%
Blackstone 9.98% 10/1/17	1,228,816	1,253,392
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (l)	3,042,317	2,970,062
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (l)	1,355,000	1,351,613
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (l)	3,200,000	3,276,000
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (l)	1,172,136	1,164,811
		10,015,878
Real Estate Management & Development - 0.0%
CBRE Group, Inc. Tranche B, term loan 2.9058% 3/28/21 (l)	503,725	498,688
CityCenter 8.74% 7/10/15 (l)	413,418	413,418
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (l)	543,634	540,236
		1,452,342
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (l)	44,438	43,993
TOTAL FINANCIALS		12,761,894
Bank Loan Obligations - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (l)	$ 125,000	$ 124,844
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (l)	15,000	15,094
		139,938
Pharmaceuticals - 0.0%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (l)	2,129,663	2,104,373
Grifols, S.A. Tranche B, term loan 3.1567% 2/27/21 (l)	3,551,100	3,520,028
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (l)	1,080,000	1,071,900
Tranche B 1LN, term loan 4.25% 1/28/21 (l)	1,906,100	1,877,509
		8,573,810
TOTAL HEALTH CARE		8,713,748
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (l)	1,010,000	1,003,688
Building Products - 0.0%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (l)	1,750,613	1,733,281
Tranche 2LN, term loan 7.75% 4/1/22 (l)	350,000	348,285
		2,081,566
Commercial Services & Supplies - 0.1%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (l)	1,431,413	1,417,098
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (l)	3,821,388	3,869,155
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (l)	2,582,025	2,591,708
Garda World Security Corp.:
term loan 4% 11/8/20 (l)	2,004,917	1,987,374
Tranche DD, term loan 4% 11/8/20 (l)	512,886	508,398
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (l)	917,700	903,935
		11,277,668
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (l)	468,104	469,859
Bank Loan Obligations - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (l)	$ 743,138	$ 740,388
Machinery - 0.0%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (l)	2,370,000	2,367,038
Tranche 2LN, term loan 7.25% 6/30/22 (l)	915,000	916,144
		3,283,182
Road & Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (l)	696,500	705,206
TOTAL INDUSTRIALS		19,561,557
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (l)	575,000	573,563
Tranche B 1LN, term loan 4.5% 4/9/21 (l)	1,030,000	1,024,850
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (l)	478,160	473,379
		2,071,792
Internet Software & Services - 0.1%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (l)	2,046,377	2,033,587
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (l)	2,628,413	2,582,415
		4,616,002
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche D, term loan 3.25% 1/11/20 (l)	2,084,250	2,068,618
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (l)	1,344,883	1,348,245
TOTAL INFORMATION TECHNOLOGY		10,104,657
Bank Loan Obligations - continued
	Principal Amount (d)	Value
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)	$ 892,763	$ 880,487
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (l)	3,399,111	3,365,120
		4,245,607
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (l)	3,544,463	3,531,171
TOTAL MATERIALS		7,776,778
TOTAL BANK LOAN OBLIGATIONS (Cost $96,197,710)		96,152,502
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (l)	979,648	960,055
Goldman Sachs 1.1875% 12/14/19 (l)	839,583	822,792
Mizuho 0% 12/14/19 (l)	393,666	385,793
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,994,094)		2,168,640
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21	23,245,000	23,320,407
Fifth Third Bank 4.75% 2/1/15	1,329,000	1,351,754
TOTAL BANK NOTES (Cost $24,519,856)		24,672,161
Fixed-Income Funds - 16.2%
	Shares
Fidelity Floating Rate Central Fund (m)	4,070,331	440,816,855
Fidelity Mortgage Backed Securities Central Fund (m)	19,636,442	2,130,357,633
TOTAL FIXED-INCOME FUNDS (Cost $2,338,127,411)		2,571,174,488
Preferred Securities - 0.3%
		Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		$ 850,000	$ 882,770
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		2,005,000	2,068,065
			2,950,835
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd.:
5.875% (f)(g)		400,000	395,724
5.875% (Reg. S) (g)		200,000	197,862
			593,586
FINANCIALS - 0.2%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22		9,935,000	11,370,277
Barclays PLC 8.25% (g)(l)		935,000	1,006,682
KBC Groupe SA 5.625% (Reg. S) (g)(l)	EUR	2,850,000	3,770,200
			16,147,159
Capital Markets - 0.1%
UBS AG 4.75% 2/12/26 (Reg. S) (l)	EUR	3,700,000	5,355,057
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (f)(g)		650,000	665,336
8.625% (Reg. S) (g)		200,000	204,719
Vattenfall Treasury AB 5.25% (g)(l)	EUR	3,000,000	4,097,236
			4,967,291
TOTAL FINANCIALS			26,469,507
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (f)(g)		2,880,000	3,005,570
7.5% (Reg. S) (g)		100,000	104,360
			3,109,930
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		1,600,000	1,501,304
Preferred Securities - continued
		Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (g)(l)		$ 2,700,000	$ 2,865,421
Multi-Utilities - 0.1%
RWE AG 4.625% (g)(l)	EUR	4,600,000	6,446,682
TOTAL UTILITIES			9,312,103
TOTAL PREFERRED SECURITIES (Cost $42,936,138)			43,937,265
Money Market Funds - 2.3%
Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $370,282,345)	370,282,345	370,282,345
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (d)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	5,700,000	66,153
Option on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	7,750,000	89,945
Option on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .65%	10/15/14	27,500,000	56,824
TOTAL PURCHASED SWAPTIONS (Cost $242,938)			212,922
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $15,214,423,534)		15,937,034,402
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(30,338,076)
NET ASSETS - 100%		$ 15,906,696,326
TBA Sale Commitments
	Principal Amount (d)	Value
Fannie Mae
3% 9/1/44	$ (1,100,000)	$ (1,094,758)
3.5% 9/1/44	(1,300,000)	(1,338,131)
4% 9/1/44	(1,000,000)	(1,059,421)
4% 9/1/44	(400,000)	(423,768)
4% 9/1/44	(600,000)	(635,653)
4% 9/1/44	(1,000,000)	(1,059,421)
4% 9/1/44	(1,500,000)	(1,589,132)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(600,000)	(635,653)
4% 9/1/44	(1,600,000)	(1,695,074)
4% 9/1/44	(1,700,000)	(1,801,016)
4% 9/1/44	(1,600,000)	(1,695,074)
4% 9/1/44	(1,700,000)	(1,801,016)
4% 9/1/44	(1,500,000)	(1,589,132)
4.5% 9/1/44	(3,000,000)	(3,239,264)
4.5% 9/1/44	(8,200,000)	(8,853,987)
4.5% 9/1/44	(7,200,000)	(7,774,232)
5% 9/1/44	(2,600,000)	(2,867,230)
5% 9/1/44	(3,900,000)	(4,300,845)
TOTAL FANNIE MAE		(46,419,187)
Freddie Mac
3.5% 9/1/44	(16,600,000)	(17,051,884)
3.5% 9/1/44	(21,500,000)	(22,085,271)
3.5% 9/1/44	(4,300,000)	(4,417,054)
3.5% 9/1/44	(6,300,000)	(6,471,498)
TOTAL FREDDIE MAC		(50,025,707)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Ginnie Mae
3% 9/1/44	$ (1,100,000)	$ (1,114,692)
3% 9/1/44	(2,200,000)	(2,229,391)
3% 9/1/44	(1,000,000)	(1,013,359)
3% 9/1/44	(1,300,000)	(1,317,367)
3% 9/1/44	(1,100,000)	(1,114,695)
3% 9/1/44	(1,300,000)	(1,317,367)
3% 9/1/44	(2,200,000)	(2,229,391)
TOTAL GINNIE MAE		(10,336,262)
TOTAL TBA SALE COMMITMENTS (Proceeds $106,227,439)		$ (106,781,156)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2014	$ 2,412,046	$ 99,890
3 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2014	597,348	12,532
46 TME 10 Year Canadian Note Contracts	Dec. 2014	5,809,970	46,426
2 TSE 10 Year Japanese Government Bond Index Contracts	Sept. 2014	2,810,899	19,596
TOTAL BOND INDEX CONTRACTS		11,630,263	178,444
Treasury Contracts
45 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	5,660,156	16,119
188 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	22,341,156	30,036
35 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2014	4,903,281	64,633
48 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2014	7,464,000	168,123
TOTAL TREASURY CONTRACTS		40,368,593	278,911
TOTAL PURCHASED		51,998,856	457,355
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
67 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2014	$ 11,376,718	$ (55,581)
100 LIFFE Long Gilt Contracts (United Kingdom)	Dec. 2014	18,849,343	(152,842)
85 LIFFE Medium Gilt Contracts (United Kingdom)	Dec. 2014	15,416,568	(42,426)
TOTAL BOND INDEX CONTRACTS		45,642,629	(250,849)
		$ 97,641,485	$ 206,506

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (d)	Unrealized Appreciation/ (Depreciation)
9/3/14	GBP	JPMorgan Chase Bank	Buy	100,000	$ 166,068	$ (53)
11/12/14	AUD	Citibank NA	Sell	28,000	26,062	50
11/12/14	CAD	Citibank NA	Sell	105,000	97,475	1,077
11/12/14	EUR	Barclays Bank PLC, London	Sell	219,000	293,160	5,260
11/12/14	EUR	Barclays Bank PLC, London	Sell	231,000	307,752	4,077
11/12/14	EUR	Barclays Bank PLC, London	Sell	646,000	862,623	13,384
11/12/14	EUR	Barclays Bank PLC, London	Sell	1,189,000	1,593,617	30,542
11/12/14	EUR	Barclays Bank PLC, London	Sell	1,326,000	1,775,938	32,762
11/12/14	EUR	Barclays Bank PLC, London	Sell	1,826,000	2,444,850	44,367
11/12/14	EUR	Barclays Bank PLC, London	Sell	78,510,000	106,241,302	3,031,075
11/12/14	EUR	Deutsche Bank AG	Buy	285,000	381,248	(6,584)
11/12/14	EUR	Deutsche Bank AG	Buy	1,095,000	1,470,057	(30,556)
11/12/14	EUR	Deutsche Bank AG	Sell	379,000	509,005	10,767
11/12/14	EUR	JPMorgan Chase Bank	Sell	833,000	1,097,777	2,705
11/12/14	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	204,000	270,803	(2,623)
11/12/14	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	1,830,000	2,431,822	(26,081)
11/12/14	GBP	BNP Paribas	Sell	46,262,000	78,951,099	2,197,931
11/12/14	GBP	Barclays Bank PLC, London	Sell	155,000	261,414	4,254
11/12/14	GBP	JPMorgan Chase Bank	Sell	527,000	874,672	328
11/12/14	GBP	Morgan Stanley Cap. Svcs. LLC	Buy	149,000	246,960	245
11/12/14	JPY	Deutsche Bank AG	Sell	15,000,000	148,107	3,859
						$ 5,316,786

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	$ (99,443)	$ 10,495	$ (88,948)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	4,814	(2,065)	2,749
Societe Generale		Jun. 2021	Credit Suisse International	(5%)	EUR	600,000	(205,524)	195,819	(9,705)
Societe Generale		Jun. 2021	JPMorgan Chase Bank	(5%)	EUR	1,450,000	(496,682)	436,753	(59,929)
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(108,020)	(68,509)	(176,529)
TOTAL BUY PROTECTION							(904,855)	572,493	(332,362)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%		22,651	(21,029)	0	(21,029)
TOTAL CREDIT DEFAULT SWAPS							$ (925,884)	$ 572,493	$ (353,391)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps - continued
Interest Rate Swaps
Clearinghouse/Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(3)	Unrealized Appreciation/ (Depreciation)
CME	Sep. 2024	$ 4,766,000	3-month LIBOR	3.25%	$ (103,752)	$ 0	$ (103,752)
CME	Sep. 2044	3,151,000	3-month LIBOR	4%	(265,059)	0	(265,059)
TOTAL INTEREST RATE SWAPS					$ (368,811)	$ 0	$ (368,811)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,291,440,220 or 8.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,188,872.

(j) Security or a portion of the security has been segregated as collateral for open foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $551,650.

(k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $110,766.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $184,159 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 118,557
Real Estate Asset Liquidity Trust Series 2006-2 Class M, 4.456% 9/12/38	10/2/06	$ 31,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 578,223
Fidelity Floating Rate Central Fund	21,180,210
Fidelity Mortgage Backed Securities Central Fund	58,026,119
Total	$ 79,784,552
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 412,309,245	$ 21,180,210	$ -	$ 440,816,855	35.5%
Fidelity Mortgage Backed Securities Central Fund	2,640,480,896	368,429,800	947,557,350	2,130,357,633	19.9%
Total	$ 3,052,790,141	$ 389,610,010	$ 947,557,350	$ 2,571,174,488
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 16,233,557	$ 15,987,745	$ 245,812	$ -
Telecommunication Services	134,400	-	-	134,400
Corporate Bonds	5,123,894,428	-	5,123,881,509	12,919
U.S. Government and Government Agency Obligations	5,106,166,906	-	5,106,166,906	-
U.S. Government Agency - Mortgage Securities	719,895,781	-	719,895,781	-
Asset-Backed Securities	154,306,626	-	152,200,624	2,106,002
Collateralized Mortgage Obligations	123,673,090	-	123,070,054	603,036
Commercial Mortgage Securities	933,238,218	-	931,076,112	2,162,106
Municipal Securities	283,830,513	-	283,830,513	-
Foreign Government and Government Agency Obligations	365,460,716	-	364,100,716	1,360,000
Supranational Obligations	1,599,844	-	1,599,844	-
Bank Loan Obligations	96,152,502	-	94,485,692	1,666,810
Sovereign Loan Participations	2,168,640	-	-	2,168,640
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Notes	$ 24,672,161	$ -	$ 24,672,161	$ -
Fixed-Income Funds	2,571,174,488	2,571,174,488	-	-
Preferred Securities	43,937,265	-	43,937,265	-
Money Market Funds	370,282,345	370,282,345	-	-
Purchased Swaptions	212,922	-	212,922	-
Total Investments in Securities:	$ 15,937,034,402	$ 2,957,444,578	$ 12,969,375,911	$ 10,213,913
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 5,382,683	$ -	$ 5,382,683	$ -
Futures Contracts	457,355	457,355	-	-
Swaps	4,814	-	4,814	-
Total Assets	$ 5,844,852	$ 457,355	$ 5,387,497	$ -
Liabilities
Foreign Currency Contracts	$ (65,897)	$ -	$ (65,897)	$ -
Futures Contracts	(250,849)	(250,849)	-	-
Swaps	(1,299,509)	-	(1,299,509)	-
Total Liabilities	$ (1,616,255)	$ (250,849)	$ (1,365,406)	$ -
Total Other Derivative Instruments:	$ 4,228,597	$ 206,506	$ 4,022,091	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (106,781,156)	$ -	$ (106,781,156)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 212,922	$ -
Swaps (d)	4,814	(930,698)
Total Credit Risk	217,736	(930,698)
Foreign Exchange Risk
Foreign Currency Contracts (a)	5,382,683	(65,897)
Interest Rate Risk
Futures Contracts (b)	457,355	(250,849)
Swaps (d)	-	(368,811)
Total Interest Rate Risk	457,355	(619,660)
Total Value of Derivatives	$ 6,057,774	$ (1,616,255)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,506,013,778)	$ 12,995,577,569
Fidelity Central Funds (cost $2,708,409,756)	2,941,456,833
Total Investments (cost $15,214,423,534)		$ 15,937,034,402
Segregated cash with brokers for derivative instruments		395,061
Cash		3,267,594
Foreign currency held at value (cost $1,190,871)		1,182,492
Receivable for investments sold Regular delivery		60,199,241
Delayed delivery		1,434,205
Receivable for TBA sale commitments		106,227,439
Unrealized appreciation on foreign currency contracts		5,382,683
Receivable for swaps		79
Receivable for fund shares sold		23,675,221
Dividends receivable		17,613
Interest receivable		98,922,348
Distributions receivable from Fidelity Central Funds		70,106
Receivable for daily variation margin for derivative instruments		110,344
Bi-lateral OTC swaps, at value		4,814
Receivable from investment adviser for expense reductions		1,671
Other receivables		88,167
Total assets		16,238,013,480

Liabilities
Payable for investments purchased Regular delivery	$ 64,573,987
Delayed delivery	139,071,581
TBA sale commitments, at value	106,781,156
Unrealized depreciation on foreign currency contracts	65,897
Payable for fund shares redeemed	12,194,168
Distributions payable	1,453,352
Bi-lateral OTC swaps, at value	930,698
Accrued management fee	4,068,354
Distribution and service plan fees payable	216,253
Other affiliated payables	1,876,335
Other payables and accrued expenses	85,373
Total liabilities		331,317,154

Net Assets		$ 15,906,696,326
Net Assets consist of:
Paid in capital		$ 15,409,516,676
Undistributed net investment income		23,414,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(252,996,325)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		726,761,027
Net Assets		$ 15,906,696,326

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($639,235,269 ÷ 59,335,482 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class T: Net Asset Value and redemption price per share ($57,971,552 ÷ 5,390,093 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class B: Net Asset Value and offering price per share ($4,460,126 ÷ 413,876 shares)A	$ 10.78

Class C: Net Asset Value and offering price per share ($83,818,462 ÷ 7,781,161 shares)A	$ 10.77

Total Bond: Net Asset Value, offering price and redemption price per share ($14,547,800,536 ÷ 1,350,586,063 shares)	$ 10.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($573,410,381 ÷ 53,314,612 shares)	$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2014

Investment Income
Dividends		$ 2,742,828
Interest		397,170,563
Income from Fidelity Central Funds		79,784,552
Total income		479,697,943

Expenses
Management fee	$ 42,416,777
Transfer agent fees	14,274,493
Distribution and service plan fees	2,266,394
Fund wide operations fee	5,178,708
Independent trustees' compensation	55,352
Miscellaneous	22,616
Total expenses before reductions	64,214,340
Expense reductions	(28,855)	64,185,485
Net investment income (loss)		415,512,458
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,691,210
Fidelity Central Funds	1,868,417
Foreign currency transactions	(9,764,308)
Futures contracts	257,729
Swaps	(684,981)
Total net realized gain (loss)		77,368,067
Change in net unrealized appreciation (depreciation) on: Investment securities	413,331,269
Assets and liabilities in foreign currencies	5,219,713
Futures contracts	206,506
Swaps	(711,836)
Delayed delivery commitments	(1,130,932)
Total change in net unrealized appreciation (depreciation)		416,914,720
Net gain (loss)		494,282,787
Net increase (decrease) in net assets resulting from operations		$ 909,795,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 415,512,458	$ 379,026,725
Net realized gain (loss)	77,368,067	99,144,557
Change in net unrealized appreciation (depreciation)	416,914,720	(687,577,196)
Net increase (decrease) in net assets resulting from operations	909,795,245	(209,405,914)
Distributions to shareholders from net investment income	(392,171,286)	(361,890,942)
Distributions to shareholders from net realized gain	(128,031,263)	(483,153,308)
Total distributions	(520,202,549)	(845,044,250)
Share transactions - net increase (decrease)	3,089,248,773	(1,894,878,488)
Total increase (decrease) in net assets	3,478,841,469	(2,949,328,652)

Net Assets
Beginning of period	12,427,854,857	15,377,183,509
End of period (including undistributed net investment income of $23,414,948 and undistributed net investment income of $26,914,007, respectively)	$ 15,906,696,326	$ 12,427,854,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) C	.292	.263	.322	.381	.428
Net realized and unrealized gain (loss)	.382	(.468)	.438	.187	.778
Total from investment operations	.674	(.205)	.760	.568	1.206
Distributions from net investment income	(.275)	(.250)	(.335)	(.367)	(.402)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.384)	(.605)	(.510)	(.578)	(.436)
Net asset value, end of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnA, B	6.56%	(1.94)%	7.11%	5.35%	11.97%
Ratios to Average Net Assets D, F
Expenses before reductions	.76%	.79%	.82%	.83%	.82%
Expenses net of fee waivers, if any	.76%	.79%	.82%	.83%	.82%
Expenses net of all reductions	.76%	.79%	.82%	.83%	.82%
Net investment income (loss)	2.76%	2.41%	2.92%	3.50%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 639,235	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.290	.265	.328	.386	.426
Net realized and unrealized gain (loss)	.392	(.477)	.433	.186	.778
Total from investment operations	.682	(.212)	.761	.572	1.204
Distributions from net investment income	(.273)	(.253)	(.336)	(.371)	(.400)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.382)	(.608)	(.511)	(.582)	(.434)
Net asset value, end of period	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04
Total ReturnA, B	6.65%	(2.01)%	7.14%	5.39%	11.97%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.76%	.77%	.80%	.82%
Expenses net of fee waivers, if any	.78%	.76%	.77%	.80%	.82%
Expenses net of all reductions	.78%	.76%	.77%	.80%	.82%
Net investment income (loss)	2.74%	2.44%	2.97%	3.54%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,972	$ 52,848	$ 59,896	$ 60,500	$ 71,349
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Income from Investment Operations
Net investment income (loss) C	.217	.189	.247	.307	.351
Net realized and unrealized gain (loss)	.392	(.469)	.434	.177	.787
Total from investment operations	.609	(.280)	.681	.484	1.138
Distributions from net investment income	(.200)	(.175)	(.256)	(.293)	(.324)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.309)	(.530)	(.431)	(.504)	(.358)
Net asset value, end of period	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06
Total ReturnA, B	5.91%	(2.61)%	6.36%	4.54%	11.26%
Ratios to Average Net Assets D, F
Expenses before reductions	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.48%	1.48%	1.50%	1.52%	1.53%
Net investment income (loss)	2.04%	1.73%	2.24%	2.82%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,460	$ 7,112	$ 11,515	$ 9,225	$ 13,017
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) C	.211	.185	.246	.308	.354
Net realized and unrealized gain (loss)	.382	(.469)	.434	.187	.778
Total from investment operations	.593	(.284)	.680	.495	1.132
Distributions from net investment income	(.194)	(.171)	(.255)	(.294)	(.328)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.303)	(.526)	(.430)	(.505)	(.362)
Net asset value, end of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnA, B	5.75%	(2.65)%	6.34%	4.65%	11.20%
Ratios to Average Net Assets D, F
Expenses before reductions	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.53%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.99%	1.69%	2.23%	2.83%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,818	$ 79,711	$ 102,385	$ 63,867	$ 91,439
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) B	.326	.300	.363	.423	.466
Net realized and unrealized gain (loss)	.392	(.478)	.434	.187	.778
Total from investment operations	.718	(.178)	.797	.610	1.244
Distributions from net investment income	(.309)	(.287)	(.372)	(.409)	(.440)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.418)	(.642)	(.547)	(.620)	(.474)
Net asset value, end of period	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05
Total ReturnA	7.00%	(1.70)%	7.48%	5.76%	12.37%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.07%	2.75%	3.29%	3.89%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,547,801	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385
Portfolio turnover rateD	108%	201%	155%	168%F	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Income from Investment Operations
Net investment income (loss) B	.319	.295	.353	.413	.458
Net realized and unrealized gain (loss)	.393	(.469)	.435	.178	.788
Total from investment operations	.712	(.174)	.788	.591	1.246
Distributions from net investment income	(.303)	(.281)	(.363)	(.400)	(.432)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.412)	(.636)	(.538)	(.611)	(.466)
Net asset value, end of period	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04
Total ReturnA	6.95%	(1.67)%	7.40%	5.58%	12.41%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.51%	.53%	.54%	.52%
Expenses net of fee waivers, if any	.51%	.51%	.53%	.54%	.52%
Expenses net of all reductions	.51%	.51%	.53%	.54%	.52%
Net investment income (loss)	3.02%	2.69%	3.20%	3.80%	4.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 573,410	$ 244,911	$ 596,238	$ 531,451	$ 509,388
Portfolio turnover rateD	108%	201%	155%	168%F	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligation and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds) , deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 567,598,595
Gross unrealized depreciation	(60,219,584)
Net unrealized appreciation (depreciation) on securities	$ 507,379,011

Tax Cost	$ 15,429,655,391

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,189,220
Capital loss carryforward	$ (19,865,697)
Net unrealized appreciation (depreciation) on securities and other investments	$ 511,355,150

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (19,865,697)

At period end, the Fund was required to defer approximately $8,100,992 of losses on futures contracts.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 392,171,286	$ 610,165,833
Long-term Capital Gains	128,031,263	234,878,417
Total	$ 520,202,549	$ 845,044,250

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts , options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (530,486)	$ (30,016)
Swaps	(657,781)	(343,025)
Total Credit Risk	(1,188,267)	(373,041)
Foreign Exchange Risk
Foreign Currency Contracts	(8,884,579)	5,316,786
Interest Rate Risk
Futures Contracts	257,729	206,506
Swaps	(27,200)	(368,811)
Total Interest Rate Risk	230,529	(162,305)
Totals (a)	$ (9,842,317)	$ 4,781,441

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Annual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation

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4. Derivative Instruments - continued

Swaps - continued

margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $3,793,867,579 and $3,079,583,141, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged 0.11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,347,138	$ 79,948
Class T	-%	.25%	123,903	349
Class B	.65%	.25%	46,277	33,471
Class C	.75%	.25%	749,076	120,431
			$ 2,266,394	$ 234,199

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,344
Class T	8,219
Class B*	28,395
Class C*	10,181
$ 89,139

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 886,071.16
Class T	91,346.18
Class B	11,742.23
Class C	137,680.18
Total Bond	12,590,512.10
Institutional Class	557,142.16
	$ 14,274,493

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,123.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22,326 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $717,843.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $812.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $28,043.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 13,954,534	$ 13,856,375
Class T	1,278,101	1,335,806
Class B	98,704	157,101
Class C	1,370,977	1,597,527
Total Bond	365,495,794	337,369,105
Institutional Class	9,973,176	7,575,028
Total	$ 392,171,286	$ 361,890,942
From net realized gain
Class A	$ 5,373,525	$ 20,687,431
Class T	488,998	1,928,191
Class B	67,567	349,359
Class C	778,077	3,423,874
Total Bond	118,942,382	440,267,458
Institutional Class	2,380,714	16,496,995
Total	$ 128,031,263	$ 483,153,308

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	26,077,273	20,952,007	$ 277,129,495	$ 228,985,405
Reinvestment of distributions	1,748,624	2,952,832	18,500,215	32,396,722
Shares redeemed	(17,864,267)	(31,575,631)	(188,866,328)	(343,352,591)
Net increase (decrease)	9,961,630	(7,670,792)	$ 106,763,382	$ (81,970,464)
Class T
Shares sold	2,788,455	3,936,447	$ 29,566,996	$ 42,970,405
Reinvestment of distributions	156,306	275,892	1,651,554	3,021,149
Shares redeemed	(2,607,297)	(4,471,257)	(27,459,813)	(48,844,595)
Net increase (decrease)	337,464	(258,918)	$ 3,758,737	$ (2,853,041)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class B
Shares sold	54,926	106,348	$ 586,880	$ 1,174,070
Reinvestment of distributions	13,145	36,786	138,775	404,147
Shares redeemed	(332,831)	(484,181)	(3,513,622)	(5,268,286)
Net increase (decrease)	(264,760)	(341,047)	$ (2,787,967)	$ (3,690,069)
Class C
Shares sold	3,017,051	3,731,777	$ 32,060,704	$ 40,987,087
Reinvestment of distributions	175,726	401,639	1,856,402	4,409,431
Shares redeemed	(3,020,982)	(5,594,010)	(31,912,884)	(60,690,825)
Net increase (decrease)	171,795	(1,460,594)	$ 2,004,222	$ (15,294,307)
Total Bond
Shares sold	472,537,567	366,265,927	$ 5,013,051,437	$ 4,002,072,041
Reinvestment of distributions	43,741,412	66,896,119	463,024,654	733,147,180
Shares redeemed	(266,060,657)	(569,816,178)	(2,814,029,450)	(6,201,278,267)
Net increase (decrease)	250,218,322	(136,654,132)	$ 2,662,046,641	$ (1,466,059,046)
Institutional Class
Shares sold	37,515,573	12,365,882	$ 397,915,160	$ 134,331,012
Reinvestment of distributions	1,097,010	2,076,800	11,632,287	22,818,644
Shares redeemed	(8,713,037)	(43,921,575)	(92,083,689)	(482,161,217)
Net increase (decrease)	29,899,546	(29,478,893)	$ 317,463,758	$ (325,011,561)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/13/2014	10/10/2014	$0.017
Class T	10/13/2014	10/10/2014	$0.017
Class B	10/13/2014	10/10/2014	$0.017
Class C	10/13/2014	10/10/2014	$0.017

A total of 11.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $263,762,789 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATB-UANN-1014
1.804574.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Institutional Class

Annual Report

August 31, 2014

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® Total Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	6.95%	6.03%	5.22%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Institutional Class on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor® Total Bond Fund: For the year, the fund's Institutional Class shares rose 6.95%, while the Barclays® U.S. Aggregate Bond Index and the Barclays® U.S. Universal Bond Index advanced 5.66% and 6.28%, respectively. Favorable sector allocation and security selection within the core investment-grade portion of the fund accounted for much of the fund's outperformance. We benefited from good security selection overall and an emphasis on the more credit-sensitive sectors of the investment-grade bond universe. We had a heavier weighting in corporate bonds, which performed considerably better than U.S. Treasury securities, in which the fund had a meaningful underweighting. Favorable positioning among corporate bonds also was advantageous. Most notable was our larger-than-benchmark exposure to financials, which outpaced the broader credit market. Security selection within industrials, led by communications and cable, was helpful. Performance was boosted by our larger-than-benchmark exposure to commercial mortgage-backed securities (CMBS). The fund's allocation to non-investment-grade securities was another contributor. Here, high-yield corporates, emerging-markets debt, CMBS and leveraged loans outpaced the index. In contrast, we held a relatively light stake in 30-year Treasuries, which outperformed as interest rates declined.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.75%
Actual		$ 1,000.00	$ 1,025.90	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class T	.78%
Actual		$ 1,000.00	$ 1,026.70	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.46%
Actual		$ 1,000.00	$ 1,023.10	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.43
Class C	1.52%
Actual		$ 1,000.00	$ 1,022.90	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Total Bond	.45%
Actual		$ 1,000.00	$ 1,028.40	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,028.20	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 50.5%	U.S. Government and U.S. Government Agency Obligations 45.2%
AAA 3.9%	AAA 3.9%
AA 2.0%	AA 2.6%
A 7.8%	A 9.6%
BBB 22.5%	BBB 24.1%
BB and Below 10.1%	BB and Below 11.4%
Not Rated 1.1%	Not Rated 1.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	7.1	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	5.0	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *	As of February 28, 2014 **
Corporate Bonds 32.3%	Corporate Bonds 35.6%
U.S. Government and U.S. Government Agency Obligations 50.5%	U.S. Government and U.S. Government Agency Obligations 45.2%
Asset-Backed Securities 1.0%	Asset-Backed Securities 1.3%
CMOs and Other Mortgage Related Securities 6.4%	CMOs and Other Mortgage Related Securities 7.7%
Municipal Bonds 1.8%	Municipal Bonds 1.9%
Stocks 0.1%	Stocks 0.1%
Other Investments 5.9%	Other Investments 6.4%
Short-Term Investments and Net Other Assets (Liabilities) 2.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

* Foreign investments	9.9%	** Foreign investments	10.6%
* Futures and Swaps	(0.5)%	** Futures and Swaps	(0.3)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.2%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 330,000	$ 339,900
6.25% 3/15/21		3,295,000	3,492,700
Dana Holding Corp. 6% 9/15/23		645,000	686,925
J.B. Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	2,109,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(l)		2,785,000	2,934,694
			9,563,219
Automobiles - 0.1%
Daimler Finance North America LLC 1.45% 8/1/16 (f)		7,526,000	7,597,648
General Motors Co. 3.5% 10/2/18		1,415,000	1,445,069
			9,042,717
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,237,486
4.25% 6/15/23		8,466,000	9,029,099
			10,266,585
Hotels, Restaurants & Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)		2,585,000	2,507,450
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		1,600,000	1,548,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	136,688
6.75% 6/1/19		475,000	501,125
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18		1,005,000	1,042,688
5.375% 11/1/23		760,000	803,700
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		6,525,000	6,818,625
MCE Finance Ltd. 5% 2/15/21 (f)		5,470,000	5,442,650
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		635,000	652,463
NCL Corp. Ltd. 5% 2/15/18		3,950,000	4,038,875
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,385,000	2,563,875
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		3,530,000	3,503,525
11% 10/1/21 (f)		1,770,000	1,794,338
Playa Resorts Holding BV 8% 8/15/20 (f)		2,265,000	2,395,238
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		$ 4,835,000	$ 5,076,750
7.5% 10/15/27		1,885,000	2,172,463
Scientific Games Corp. 6.625% 5/15/21 (f)		5,265,000	4,580,550
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)		3,705,000	3,649,425
Times Square Hotel Trust 8.528% 8/1/26 (f)		779,690	985,477
Wynn Macau Ltd. 5.25% 10/15/21 (f)		1,110,000	1,129,425
			51,343,330
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,710,275
3.75% 3/1/19		1,430,000	1,433,575
4.375% 9/15/22		865,000	853,106
KB Home 4.75% 5/15/19		1,795,000	1,795,000
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,701,850
4.5% 6/15/19		1,860,000	1,897,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		5,225,000	5,460,125
8.5% 5/15/18 (e)		7,125,000	7,454,531
9.875% 8/15/19		2,460,000	2,727,525
Standard Pacific Corp. 8.375% 5/15/18		6,385,000	7,406,600
Toll Brothers Finance Corp.:
4% 12/31/18		1,935,000	1,968,863
4.375% 4/15/23		4,205,000	4,120,900
William Lyon Homes, Inc.:
5.75% 4/15/19		360,000	363,600
7% 8/15/22 (f)		2,900,000	2,979,750
			41,872,900
Media - 1.5%
Altice S.A. 7.75% 5/15/22 (f)		2,555,000	2,714,688
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	692,838
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,755,938
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		1,585,000	1,664,250
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		2,020,000	2,002,325
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.:
5.5% 12/15/16		$ 8,480,000	$ 8,395,200
9% 12/15/19		1,265,000	1,309,275
10% 1/15/18		3,090,000	2,881,425
Clear Channel Worldwide Holdings, Inc.:
Series A 6.5% 11/15/22		1,275,000	1,357,875
Series B 6.5% 11/15/22		1,525,000	1,631,750
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		2,335,000	2,358,350
Columbus International, Inc. 7.375% 3/30/21 (f)		7,905,000	8,606,569
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,517,981
6.45% 3/15/37		2,196,000	2,879,826
COX Communications, Inc. 3.25% 12/15/22 (f)		4,795,000	4,711,649
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,904,229
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,769,405
6.35% 6/1/40		6,392,000	7,888,425
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		6,615,000	7,474,950
MDC Partners, Inc. 6.75% 4/1/20 (f)		885,000	924,825
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(l)		3,555,000	3,492,788
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,294,465
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	5,866,410
News America, Inc.:
6.15% 3/1/37		4,759,000	5,776,993
6.15% 2/15/41		11,572,000	14,275,451
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20		1,345,000	1,351,725
5% 4/15/22 (f)		525,000	530,250
Numericable Group SA:
4.875% 5/15/19 (f)		1,475,000	1,493,438
5.375% 5/15/22 (Reg. S)	EUR	1,850,000	2,576,413
6% 5/15/22 (f)		2,550,000	2,626,500
6.25% 5/15/24 (f)		2,360,000	2,433,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,560,000	1,665,300
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (f)		2,205,000	2,282,175
Thomson Reuters Corp. 1.3% 2/23/17		3,690,000	3,693,203
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
4% 9/1/21		$ 20,277,000	$ 21,761,560
5.85% 5/1/17		3,419,000	3,817,047
6.75% 7/1/18		13,763,000	16,173,149
8.25% 4/1/19		24,391,000	30,684,610
Time Warner, Inc.:
5.875% 11/15/16		368,000	405,992
6.2% 3/15/40		11,792,000	14,262,176
6.5% 11/15/36		9,243,000	11,591,184
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,850,000	1,961,000
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,504,035
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(l)		215,000	220,913
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		3,025,000	3,297,250
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,295,000	3,673,925
13.375% 10/15/19		1,420,000	1,640,100
			245,793,575
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20		940,000	857,750
5.75% 2/15/18		1,320,000	1,267,200
7.4% 4/1/37		2,715,000	2,429,925
			4,554,875
Specialty Retail - 0.0%
Best Buy Co., Inc. 5% 8/1/18		1,675,000	1,725,250
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		500,000	515,000
			2,240,250
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.25% 8/15/21		2,085,000	2,178,825
TOTAL CONSUMER DISCRETIONARY			376,856,276
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Constellation Brands, Inc.:
4.25% 5/1/23		5,205,000	5,257,050
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc.: - continued
6% 5/1/22		$ 23,545,000	$ 26,517,556
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,295,766
2.75% 4/1/23 (f)		7,651,000	7,443,344
7.25% 3/10/15	GBP	4,000,000	6,847,455
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,724,550
			64,085,721
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
2.25% 12/5/18		8,524,000	8,611,090
4% 12/5/23		8,525,000	8,991,138
DS Waters of America, Inc. 10% 9/1/21		890,000	1,005,700
ESAL GmbH 6.25% 2/5/23 (f)		8,165,000	8,185,413
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		2,255,000	2,390,300
SUPERVALU, Inc. 6.75% 6/1/21		3,045,000	3,121,125
Tesco PLC 5% 3/24/23	GBP	1,500,000	2,696,934
WM Morrison Supermarkets PLC 4.75% 7/4/29 (Reg. S)	GBP	750,000	1,249,558
			36,251,258
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,610,479
3.2% 1/25/23		3,879,000	3,823,220
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		2,100,000	2,241,750
JBS Investments GmbH 7.25% 4/3/24 (f)		1,020,000	1,072,275
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)		4,410,000	4,410,000
7.25% 6/1/21 (f)		1,785,000	1,905,488
8.25% 2/1/20 (f)		1,510,000	1,625,515
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		560,000	544,712
Post Holdings, Inc. 6% 12/15/22 (f)		4,870,000	4,796,950
			25,030,389
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		2,290,000	2,169,775
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		$ 9,573,000	$ 9,364,098
4% 1/31/24		6,408,000	6,666,339
4.25% 8/9/42		9,573,000	9,046,179
4.75% 5/5/21		7,000,000	7,798,749
5.375% 1/31/44		10,973,000	12,199,266
9.7% 11/10/18		7,983,000	10,358,597
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,213,375
4.75% 11/1/42		11,385,000	11,121,790
6.15% 9/15/43		4,511,000	5,261,089
6.75% 6/15/17		3,719,000	4,228,555
7.25% 6/15/37		5,056,000	6,449,570
			89,707,607
TOTAL CONSUMER STAPLES			217,244,750
ENERGY - 4.8%
Energy Equipment & Services - 0.5%
Basic Energy Services, Inc. 7.75% 2/15/19		2,920,000	3,080,600
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	12,116,054
5.35% 3/15/20 (f)		8,816,000	9,743,990
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,201,521
5% 10/1/21		7,366,000	8,044,335
6.5% 4/1/20		738,000	858,431
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		3,697,000	3,854,123
Exterran Holdings, Inc. 7.25% 12/1/18		1,900,000	1,980,750
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,242,100
6% 10/1/22 (f)		995,000	997,488
Forbes Energy Services Ltd. 9% 6/15/19		3,798,000	3,892,950
Hornbeck Offshore Services, Inc.:
5% 3/1/21		890,000	869,975
5.875% 4/1/20		585,000	596,700
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	883,325
7.5% 11/1/19		4,920,000	5,030,700
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Energy Equipment & Services - continued
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		$ 920,000	$ 1,272,690
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,167,788
			75,833,520
Oil, Gas & Consumable Fuels - 4.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,510,000	2,641,775
4.875% 3/15/24		565,000	594,098
Afren PLC:
6.625% 12/9/20 (f)		580,000	552,566
10.25% 4/8/19 (Reg. S)		1,200,000	1,263,000
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7412% 8/1/19 (f)(l)		985,000	962,838
7.125% 11/1/20 (f)		790,000	766,300
7.375% 11/1/21 (f)		700,000	682,500
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	22,562,381
Approach Resources, Inc. 7% 6/15/21		3,010,000	3,130,400
Chesapeake Energy Corp.:
4.875% 4/15/22		1,465,000	1,532,683
6.125% 2/15/21		3,315,000	3,754,238
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	3,013,250
6.125% 7/15/22		1,240,000	1,348,500
Citgo Petroleum Corp. 6.25% 8/15/22 (f)		1,405,000	1,476,420
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,390,927
CONSOL Energy, Inc. 5.875% 4/15/22 (f)		2,935,000	3,067,075
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		680,000	703,800
7.75% 4/1/19		800,000	850,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	6,070,110
2.7% 4/1/19		1,124,000	1,139,331
3.875% 3/15/23		3,639,000	3,723,177
Denbury Resources, Inc. 5.5% 5/1/22		2,210,000	2,265,250
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		405,000	263,250
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,584,728
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services: - continued
6.45% 11/3/36 (f)		$ 13,741,000	$ 16,345,854
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,294,231
Enable Midstream Partners LP:
2.4% 5/15/19 (f)		4,028,000	4,014,937
3.9% 5/15/24 (f)		4,249,000	4,292,374
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,265,743
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		4,735,000	5,030,938
Energy Partners Ltd. 8.25% 2/15/18		2,510,000	2,660,600
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		2,155,000	2,418,988
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		785,000	828,175
9.375% 5/1/20		5,020,000	5,660,050
Gaz Capital SA (Luxembourg) 3.85% 2/6/20 (Reg. S)		1,000,000	912,500
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (f)		950,000	995,125
6.875% 5/16/17 (Reg. S)		200,000	209,500
Gibson Energy, Inc. 6.75% 7/15/21 (f)		1,935,000	2,089,800
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	240,599
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		650,000	728,000
7% 5/5/20 (f)		515,000	597,349
9.125% 7/2/18 (f)		835,000	1,005,131
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		765,000	767,678
5.75% 4/30/43 (f)		1,565,000	1,551,619
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		615,000	628,100
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,526,554
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	10,844,281
Motiva Enterprises LLC 5.75% 1/15/20 (f)		4,187,000	4,743,808
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,015,000	977,141
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,221,875
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,159,665
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		3,870,000	4,140,900
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		1,200,000	1,247,880
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		2,101,000	2,332,110
Pan American Energy LLC 7.875% 5/7/21 (f)		1,003,000	1,045,628
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Parsley Energy LLC/Parsley 7.5% 2/15/22 (f)		$ 3,130,000	$ 3,317,800
Peabody Energy Corp.:
6.25% 11/15/21		1,450,000	1,444,563
7.875% 11/1/26		725,000	746,750
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	1,072,275
Petro-Canada 6.05% 5/15/18		3,850,000	4,421,702
Petrobras Global Finance BV:
2.3736% 1/15/19 (l)		1,420,000	1,422,698
3% 1/15/19		1,920,000	1,891,910
3.25% 3/17/17		26,028,000	26,623,260
4.375% 5/20/23		20,096,000	19,828,321
4.875% 3/17/20		26,028,000	27,034,242
5.625% 5/20/43		18,504,000	17,947,030
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	5,120,455
3.875% 1/27/16		10,192,000	10,477,335
5.375% 1/27/21		45,375,000	47,838,863
5.75% 1/20/20		10,620,000	11,447,829
6.875% 1/20/40		1,405,000	1,581,328
7.875% 3/15/19		14,017,000	16,330,226
8.375% 12/10/18		355,000	423,191
Petroleos de Venezuela SA:
4.9% 10/28/14		2,300,000	2,288,270
6% 5/16/24 (f)		610,000	357,765
8.5% 11/2/17 (f)		8,150,000	7,302,400
9.75% 5/17/35 (f)		2,140,000	1,585,740
12.75% 2/17/22 (f)		1,515,000	1,420,313
Petroleos Mexicanos:
3.125% 1/23/19 (f)		1,776,000	1,845,974
3.5% 7/18/18		14,963,000	15,636,335
3.5% 1/30/23		11,489,000	11,385,599
4.875% 1/24/22		14,642,000	15,908,533
4.875% 1/18/24		4,601,000	5,005,888
4.875% 1/18/24 (f)		8,471,000	9,216,448
5.5% 1/21/21		12,069,000	13,577,625
5.5% 6/27/44		21,979,000	23,841,720
6% 3/5/20		2,928,000	3,359,880
6.375% 1/23/45 (f)		14,002,000	16,942,420
6.5% 6/2/41		22,517,000	27,470,740
6.625% (f)(g)		4,145,000	4,310,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (f)		$ 333,333	$ 359,167
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,674,631
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,402,856
6.125% 1/15/17		6,185,000	6,892,286
PT Adaro Indonesia 7.625% 10/22/19 (f)		2,125,000	2,210,000
PT Pertamina Persero:
4.3% 5/20/23 (f)		400,000	392,200
4.3% 5/20/23 (Reg S.)		200,000	196,100
4.875% 5/3/22 (f)		845,000	866,125
5.25% 5/23/21 (f)		815,000	856,769
5.625% 5/20/43 (f)		500,000	483,125
5.625% 5/20/43 (Reg. S)		200,000	193,250
6% 5/3/42 (f)		1,095,000	1,103,213
6.5% 5/27/41 (f)		1,500,000	1,593,750
Rice Energy, Inc. 6.25% 5/1/22 (f)		4,425,000	4,524,563
Rosetta Resources, Inc.:
5.625% 5/1/21		2,125,000	2,175,469
5.875% 6/1/24		535,000	544,363
Samson Investment Co. 9.75% 2/15/20 (l)		2,440,000	2,488,800
SemGroup Corp. 7.5% 6/15/21		6,105,000	6,593,400
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	1,900,000	2,639,525
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	346,995
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,882,685
2.95% 9/25/18		1,960,000	2,031,328
4.6% 6/15/21		2,694,000	2,956,134
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		1,155,000	1,152,113
5.25% 5/1/23		1,140,000	1,199,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		505,000	531,513
The Williams Companies, Inc.:
3.7% 1/15/23		3,953,000	3,792,243
4.55% 6/24/24		36,256,000	36,516,246
Western Gas Partners LP 5.375% 6/1/21		16,424,000	18,667,765
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,248,400
Whiting Petroleum Corp. 5% 3/15/19		2,815,000	2,969,825
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
4.125% 11/15/20		$ 2,399,000	$ 2,552,850
4.3% 3/4/24		8,588,000	8,984,319
YPF SA:
8.75% 4/4/24 (f)		1,690,000	1,757,600
8.875% 12/19/18 (f)		1,895,000	2,008,700
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,145,000	1,242,211
			683,572,327
TOTAL ENERGY			759,405,847
FINANCIALS - 14.3%
Banks - 5.2%
Banco Daycoval SA 5.75% 3/19/19 (f)		575,000	598,426
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		310,000	322,400
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,400,000	1,809,568
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (f)		12,355,000	12,663,875
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (f)		4,500,000	4,527,666
Bank of America Corp.:
3.3% 1/11/23		31,429,000	31,171,691
3.875% 3/22/17		25,777,000	27,366,745
4.1% 7/24/23		11,481,000	11,991,307
4.2% 8/26/24		16,813,000	17,069,163
5.65% 5/1/18		8,780,000	9,874,014
5.75% 12/1/17		21,955,000	24,625,892
5.875% 1/5/21		6,530,000	7,614,666
6.5% 8/1/16		9,000,000	9,891,684
Bank of America NA 5.3% 3/15/17		3,467,000	3,780,784
Bank of Ireland 3.25% 1/15/19 (Reg. S)	EUR	1,800,000	2,494,813
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,316,388
4.25% 1/12/22	GBP	4,000,000	7,386,578
BBVA Paraguay SA 9.75% 2/11/16 (f)		1,145,000	1,228,013
BPCE SA 2.75% 7/8/26 (Reg. S) (l)	EUR	3,900,000	5,239,755
Capital One NA 2.95% 7/23/21		18,827,000	18,857,123
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,226,456
2.5% 7/29/19		30,853,000	30,975,733
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
3.375% 3/1/23		$ 5,193,000	$ 5,224,277
3.953% 6/15/16		11,847,000	12,452,962
4.05% 7/30/22		5,303,000	5,466,481
4.75% 5/19/15		12,211,000	12,569,649
5.3% 5/6/44		28,968,000	31,091,905
5.5% 9/13/25		4,478,000	5,017,689
6.125% 5/15/18		3,779,000	4,334,188
Credit Agricole SA 5.971% 2/1/18	EUR	2,500,000	3,799,050
Credit Suisse AG 6% 2/15/18		18,058,000	20,392,267
Danske Bank A/S 3.75% 4/1/15 (f)		2,500,000	2,546,305
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		820,000	785,683
Development Bank of Philippines 8.375% (g)(l)		1,655,000	1,787,052
Discover Bank:
4.2% 8/8/23		7,852,000	8,268,258
7% 4/15/20		2,030,000	2,432,275
8.7% 11/18/19		2,958,000	3,725,187
European Investment Bank 3.875% 6/8/37	GBP	400,000	739,237
Fifth Third Bancorp:
4.5% 6/1/18		798,000	868,254
8.25% 3/1/38		4,667,000	7,015,649
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,300,000	1,346,150
6.25% 4/30/19 (f)		1,475,000	1,549,488
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		1,600,000	1,680,000
7.75% 7/5/17 (Reg. S)		350,000	367,500
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,951,811
HSBC Bank PLC 5% 3/20/23 (l)	GBP	1,400,000	2,479,653
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,428,955
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,161,946
HSBK BV:
7.25% 5/3/17 (f)		835,000	878,838
7.25% 5/3/17 (Reg. S)		250,000	263,125
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,433,422
Intesa Sanpaolo SpA 5.017% 6/26/24 (f)		4,000,000	4,037,976
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		580,000	624,428
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,508,973
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2% 8/15/17		$ 11,000,000	$ 11,178,959
3.25% 9/23/22		18,423,000	18,535,841
4.25% 10/15/20		6,995,000	7,567,988
4.35% 8/15/21		20,267,000	22,002,402
4.5% 1/24/22		22,046,000	24,156,442
4.625% 5/10/21		6,879,000	7,606,908
4.95% 3/25/20		22,079,000	24,733,757
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,777,276
KeyBank NA:
5.45% 3/3/16		3,939,000	4,205,844
6.95% 2/1/28		1,977,000	2,541,084
Magyar Export-Import Bank 5.5% 2/12/18 (f)		150,000	160,875
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,661,972
5% 1/17/17		14,669,000	15,682,515
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	3,300,000	5,131,264
Regions Bank:
6.45% 6/26/37		24,618,000	29,349,850
7.5% 5/15/18		24,647,000	29,083,115
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,069,609
5.75% 6/15/15		2,005,000	2,082,515
7.75% 11/10/14		6,404,000	6,483,762
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		31,953,000	32,593,402
6% 12/19/23		15,025,000	16,335,450
6.1% 6/10/23		16,183,000	17,668,891
6.125% 12/15/22		24,107,000	26,364,404
SB Capital SA 5.5% 2/26/24 (f)(l)		585,000	510,413
Synovus Financial Corp. 5.125% 6/15/17		190,000	194,750
Wachovia Bank NA 6% 11/15/17		2,243,000	2,550,542
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,286,165
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,271,592
3.676% 6/15/16		4,301,000	4,522,003
4.48% 1/16/24		4,804,000	5,151,632
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		610,000	629,032
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Yapi ve Kredi Bankasi A/S: - continued
6.75% 2/8/17 (f)		$ 1,480,000	$ 1,590,556
Zenith Bank PLC 6.25% 4/22/19 (f)		1,695,000	1,686,864
			824,629,047
Capital Markets - 1.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24		4,446,000	4,645,559
Bank Nederlandse Gemeenten NV 1% 3/19/19 (Reg S.)	EUR	1,550,000	2,095,094
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,017,738
2.625% 1/31/19		27,086,000	27,414,716
2.9% 7/19/18		17,494,000	17,990,095
5.25% 7/27/21		17,105,000	19,278,361
5.625% 1/15/17		3,200,000	3,501,917
5.95% 1/18/18		4,975,000	5,613,790
Lazard Group LLC:
4.25% 11/14/20		5,598,000	5,900,432
6.85% 6/15/17		4,817,000	5,462,020
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,661,503
2.375% 7/23/19		30,703,000	30,637,081
4.875% 11/1/22		14,724,000	15,907,206
5% 11/24/25		3,189,000	3,424,667
5.45% 1/9/17		13,970,000	15,300,908
5.625% 9/23/19		12,714,000	14,528,224
5.75% 1/25/21		19,879,000	23,082,720
6.625% 4/1/18		16,118,000	18,663,258
			268,125,289
Consumer Finance - 1.4%
Ally Financial, Inc. 4.75% 9/10/18		1,250,000	1,315,625
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,610,874
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		570,000	615,600
Discover Financial Services:
3.85% 11/21/22		10,130,000	10,375,116
5.2% 4/27/22		12,545,000	13,939,502
6.45% 6/12/17		10,366,000	11,674,531
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,244,217
1.7% 5/9/16		19,473,000	19,681,478
2.875% 10/1/18		13,000,000	13,384,592
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
1% 12/11/15		$ 10,247,000	$ 10,317,561
4.625% 1/7/21		19,476,000	21,800,013
4.65% 10/17/21		5,377,000	6,024,816
5.625% 9/15/17		5,858,000	6,581,633
5.625% 5/1/18		25,000,000	28,452,875
Hyundai Capital America:
1.45% 2/6/17 (f)		14,591,000	14,603,315
1.625% 10/2/15 (f)		9,515,000	9,587,076
1.875% 8/9/16 (f)		2,974,000	3,014,738
2.125% 10/2/17 (f)		5,048,000	5,116,729
2.875% 8/9/18 (f)		5,276,000	5,442,236
SLM Corp.:
4.875% 6/17/19		2,160,000	2,260,440
5.5% 1/15/19		2,025,000	2,151,563
8% 3/25/20		950,000	1,097,250
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,367,167
3% 8/15/19		4,907,000	4,977,430
3.75% 8/15/21		7,409,000	7,561,492
4.25% 8/15/24		7,458,000	7,635,001
			228,832,870
Diversified Financial Services - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17 (f)		2,005,000	2,005,000
3.75% 5/15/19 (f)		1,840,000	1,853,800
4.5% 5/15/21 (f)		1,775,000	1,812,630
Aquarius Investments Luxemburg 8.25% 2/18/16		1,425,000	1,465,517
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		3,215,000	2,700,600
BP Capital Markets PLC:
3.814% 2/10/24		11,032,000	11,576,782
4.5% 10/1/20		5,954,000	6,570,590
4.742% 3/11/21		8,800,000	9,864,888
City of Buenos Aires 9.95% 3/1/17 (f)		1,623,000	1,567,818
Cogent Communications Finance, Inc. 5.625% 4/15/21 (f)		645,000	643,388
European Financial Stability Facility 3.375% 4/3/37 (Reg S.)	EUR	440,000	751,271
Five Corners Funding Trust 4.419% 11/15/23 (f)		12,460,000	13,299,617
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.:
3.25% 5/15/18		$ 810,000	$ 816,075
3.5% 7/10/19		2,185,000	2,200,640
4.75% 8/15/17		645,000	678,218
GTB Finance BV:
6% 11/8/18 (f)		1,475,000	1,452,875
7.5% 5/19/16 (f)		845,000	880,913
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		965,000	962,588
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		3,185,000	3,272,588
5.875% 2/1/22		7,365,000	7,678,013
6% 8/1/20		4,745,000	5,065,288
ILFC E-Capital Trust I 5.02% 12/21/65 (f)(l)		3,955,000	3,821,519
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(l)		3,530,000	3,503,525
Imperial Tobacco Finance 9% 2/17/22	GBP	2,000,000	4,483,680
KfW:
1.5% 6/11/24	EUR	470,000	646,624
4.875% 3/15/37	GBP	2,080,000	4,488,907
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,232,200
Nationwide Building Society 5.625% 1/28/26 (Reg. S)	GBP	4,000,000	8,333,023
NSG Holdings II, LLC 7.75% 12/15/25 (f)		10,130,000	10,940,400
Porterbrook Rail Finance Ltd.:
4.625% 4/4/29	GBP	1,400,000	2,459,363
5.5% 4/20/19	GBP	1,500,000	2,748,113
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	13,670,607
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	850,000	1,200,622
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,685,447
5.15% 3/15/20		3,761,000	4,234,604
TMK Capital SA 7.75% 1/27/18		2,900,000	2,871,000
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (l)		4,915,000	5,111,600
			149,550,333
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (f)		2,566,000	2,565,446
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,486,650
4.875% 6/1/22		3,590,000	4,029,883
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
5.6% 10/18/16		$ 10,702,000	$ 11,696,216
Aon Corp.:
3.125% 5/27/16		11,274,000	11,682,852
3.5% 9/30/15		4,451,000	4,588,687
5% 9/30/20		3,854,000	4,337,373
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (l)		3,600,000	3,807,000
Assicurazioni Generali SpA 7.75% 12/12/42 (l)	EUR	2,000,000	3,337,433
Aviva PLC 3.875% 7/3/44 (Reg. S) (l)	EUR	2,950,000	3,934,295
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	565,314
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)		1,859,000	1,924,065
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,897,105
5.375% 3/15/17		194,000	213,040
Liberty Mutual Group, Inc. 5% 6/1/21 (f)		12,644,000	13,978,916
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,903,173
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		3,840,000	4,430,039
MetLife, Inc.:
3.048% 12/15/22		12,433,000	12,491,995
4.368% 9/15/23		9,625,000	10,489,335
4.75% 2/8/21		4,032,000	4,546,326
6.75% 6/1/16		7,610,000	8,392,833
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	7,923,162
Muenchener Rueckversicherungs AG 6% 5/26/41 (l)	EUR	1,600,000	2,549,433
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	11,095,637
Pacific LifeCorp:
5.125% 1/30/43 (f)		15,436,000	16,453,433
6% 2/10/20 (f)		12,654,000	14,528,045
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,648,212
4.5% 11/16/21		6,390,000	7,022,399
6.2% 11/15/40		4,318,000	5,462,948
7.375% 6/15/19		3,230,000	3,972,325
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,799,110
Unum Group:
5.625% 9/15/20		8,386,000	9,605,350
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
5.75% 8/15/42		$ 16,937,000	$ 20,278,247
7.125% 9/30/16		587,000	659,058
			246,295,335
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,891,288
4.6% 4/1/22		4,025,000	4,286,758
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,500,199
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,274,259
4.2% 12/15/23		12,000,000	12,844,236
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,181,413
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,677,452
4.25% 1/15/24		9,191,000	9,730,144
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,315,555
Crown Castle International Corp. 4.875% 4/15/22		2,235,000	2,274,113
DDR Corp.:
4.75% 4/15/18		11,273,000	12,215,772
7.5% 4/1/17		5,574,000	6,375,285
7.875% 9/1/20		323,000	406,278
9.625% 3/15/16		3,691,000	4,174,215
Developers Diversified Realty Corp. 4.625% 7/15/22		8,808,000	9,441,709
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,264,744
3.875% 10/15/22		11,543,000	11,844,122
4.375% 6/15/22		7,323,000	7,747,331
5.95% 2/15/17		1,109,000	1,223,101
6.5% 1/15/18		3,795,000	4,315,351
6.75% 3/15/20		10,379,000	12,358,535
8.25% 8/15/19		75,000	94,062
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,182,862
5.375% 10/15/15		1,403,000	1,471,204
6% 9/15/17		1,212,000	1,346,915
6.25% 1/15/17		1,027,000	1,132,451
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,912,811
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17		$ 620,000	$ 691,172
Hammerson PLC 4.875% 6/19/15	EUR	3,500,000	4,755,921
HCP, Inc. 3.75% 2/1/16		6,084,000	6,330,852
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,218,751
4.7% 9/15/17		1,538,000	1,677,335
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	679,442
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,450,045
6.25% 6/15/17		1,232,000	1,318,909
6.65% 1/15/18		867,000	961,414
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,689,290
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (f)		3,875,000	4,002,836
5.875% 3/15/24		290,000	304,500
6.75% 10/15/22		345,000	371,738
Retail Opportunity Investments Partnership LP 5% 12/15/23		2,030,000	2,185,230
Senior Housing Properties Trust 6.75% 4/15/20		250,000	286,812
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,923,672
The Geo Group, Inc. 5.875% 1/15/22		2,630,000	2,689,175
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,746,340
			213,765,599
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19		4,548,000	4,549,305
3.85% 4/15/16		11,000,000	11,499,598
4.25% 7/15/22		5,809,000	6,041,581
6.125% 4/15/20		3,429,000	3,964,678
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,951,308
4.95% 4/15/18		12,690,000	13,746,988
5.7% 5/1/17		7,049,000	7,714,404
6% 4/1/16		2,699,000	2,888,834
7.5% 5/15/15		1,584,000	1,655,931
CBRE Group, Inc.:
5% 3/15/23		465,000	471,417
6.625% 10/15/20		285,000	299,963
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,626,991
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Deutsche Annington Finance BV 4.625% 4/8/74 (Reg S.) (l)	EUR	1,500,000	$ 2,023,647
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,092,241
5.25% 3/15/21		5,708,000	6,236,743
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,824,694
4.625% 12/15/21		17,159,000	19,037,224
4.75% 7/15/20		7,700,000	8,602,309
5.25% 9/15/14		1,310,000	1,311,927
5.375% 8/1/16		2,768,000	3,004,279
5.75% 6/15/17		14,407,000	16,129,400
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,003,812
5.5% 3/15/17		3,597,000	3,959,543
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	161,108
5.875% 6/15/19		150,000	159,510
6% 11/1/20		105,000	114,118
Howard Hughes Corp. 6.875% 10/1/21 (f)		2,035,000	2,154,556
Hunt Companies, Inc. 9.625% 3/1/21 (f)		870,000	917,850
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	62,725
11.5% 7/20/20 (Reg. S)		5,000	5,350
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,456,976
4.125% 6/15/22		6,280,000	6,587,481
4.4% 2/15/24		13,017,000	13,772,181
4.75% 10/1/20		11,282,000	12,221,486
5.125% 3/2/15		1,405,000	1,435,101
5.5% 12/15/16		1,891,000	2,058,787
6.625% 10/1/17		4,835,000	5,507,273
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,318,707
3.15% 5/15/23		14,735,000	13,384,537
4.5% 4/18/22		4,072,000	4,136,277
5.8% 1/15/16		10,000,000	10,587,220
7.75% 8/15/19		700,000	840,272
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,347,668
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP: - continued
6.05% 9/1/16		$ 2,000,000	$ 2,176,260
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,528,459
Prime Property Funding, Inc. 5.7% 4/15/17 (f)		4,546,000	4,887,664
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		1,335,000	1,335,000
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,614,808
Regency Centers LP:
5.25% 8/1/15		6,456,000	6,720,289
5.875% 6/15/17		2,874,000	3,198,581
Tanger Properties LP:
3.875% 12/1/23		4,812,000	4,934,013
6.125% 6/1/20		14,318,000	16,683,047
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,736,694
3.75% 5/1/24		20,000,000	20,026,300
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,105,489
4% 4/30/19		3,747,000	4,016,788
4.25% 3/1/22		300,000	317,381
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,982,459
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		570,000	570,000
5.875% 6/15/24 (f)		415,000	423,300
			340,122,532
Thrifts & Mortgage Finance - 0.1%
Coventry Building Society 4.625% 4/19/18 (Reg. S)	GBP	4,000,000	7,265,069
Ocwen Financial Corp. 6.625% 5/15/19 (f)		2,930,000	2,842,100
Wrightwood Capital LLC 1.9% 4/20/20 (c)		2,852	12,919
			10,120,088
TOTAL FINANCIALS			2,281,441,093
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17		$ 14,862,000	$ 14,858,299
2.2% 5/22/19		14,136,000	14,121,157
			28,979,456
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		440,000	464,200
7.75% 2/15/19		435,000	460,013
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	962,000
8.75% 3/15/18		1,590,000	1,689,375
9.875% 4/15/18		1,180,000	1,261,125
			4,836,713
Health Care Providers & Services - 0.7%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,752,186
AmSurg Corp. 5.625% 7/15/22 (f)		925,000	945,813
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,194,400
5.125% 8/1/21 (f)		635,000	650,875
6.875% 2/1/22 (f)		3,085,000	3,277,813
8% 11/15/19		4,755,000	5,171,063
Coventry Health Care, Inc. 5.95% 3/15/17		1,747,000	1,944,266
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	27,524,357
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (f)		1,670,000	1,799,425
HCA Holdings, Inc.:
3.75% 3/15/19		2,160,000	2,176,200
5% 3/15/24		2,970,000	3,025,688
8% 10/1/18		2,120,000	2,480,400
HealthSouth Corp. 7.25% 10/1/18		3,744,000	3,893,760
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,202,104
4.125% 9/15/20		7,486,000	8,022,844
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	506,250
5.5% 2/1/21		5,070,000	5,279,138
Tenet Healthcare Corp.:
5% 3/1/19 (f)		1,285,000	1,301,063
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
6% 10/1/20		$ 860,000	$ 933,100
6.25% 11/1/18		825,000	899,250
8.125% 4/1/22		6,715,000	7,730,644
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,346,848
2.875% 3/15/23		16,114,000	15,983,573
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,459,116
			112,500,176
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,109,625
2.4% 2/1/19		1,959,000	1,979,207
4.15% 2/1/24		3,010,000	3,179,689
			8,268,521
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,577,950
2.9% 11/6/22		13,855,000	13,623,400
Bayer AG 3% 7/1/75 (Reg S.) (l)	EUR	1,500,000	2,009,949
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		740,000	760,350
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,632,339
Perrigo Co. PLC:
1.3% 11/8/16 (f)		2,954,000	2,950,624
2.3% 11/8/18 (f)		3,161,000	3,155,541
Valeant Pharmaceuticals International:
6.75% 8/15/18 (f)		2,555,000	2,733,850
6.875% 12/1/18 (f)		1,710,000	1,780,538
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,776,956
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,006,389
3.25% 2/1/23		4,892,000	4,894,441
			55,902,327
TOTAL HEALTH CARE			210,487,193
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)		8,071,000	9,451,714
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
British Aerospace PLC 10.75% 11/24/14	GBP	2,500,000	$ 4,233,590
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		6,490,000	6,425,100
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,530,000
6% 7/15/22 (f)		885,000	900,488
6.5% 7/15/24 (f)		870,000	891,750
Triumph Group, Inc.:
4.875% 4/1/21		1,040,000	1,037,400
5.25% 6/1/22 (f)		375,000	374,063
			27,844,105
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (f)		1,165,000	1,211,600
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (f)		1,465,000	1,524,406
7.75% 4/15/21 (f)		2,365,000	2,483,250
Allegiant Travel Co. 5.5% 7/15/19		1,145,000	1,187,938
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21		221,430	230,287
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		269,643	308,741
6.125% 4/29/18		240,000	254,400
6.648% 3/15/19		1,569,862	1,671,903
6.9% 7/2/19		603,310	645,542
9.25% 5/10/17		1,685,988	1,871,446
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (f)		1,515,000	1,605,900
6.75% 5/23/17		1,515,000	1,605,900
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		531,952	594,456
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,546,600
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,734,363
Series 2013-1 Class B, 5.375% 5/15/23		335,000	345,888
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,398,846	1,512,502
8.36% 1/20/19		1,051,700	1,167,387
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		685,169	753,686
12% 1/15/16 (f)		325,034	359,975
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc.:
6% 12/1/20		$ 2,600,000	$ 2,687,750
6% 7/15/26		2,625,000	2,557,734
6% 7/15/28		1,725,000	1,660,313
6.375% 6/1/18		140,000	147,700
			28,458,067
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (f)		2,030,000	2,177,175
6.875% 8/15/18 (f)		3,055,000	3,169,563
HD Supply, Inc. 7.5% 7/15/20		3,775,000	4,058,125
Masco Corp. 5.95% 3/15/22		740,000	807,525
			10,212,388
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		3,640,000	3,876,600
ADT Corp.:
4.125% 4/15/19		2,140,000	2,145,350
4.125% 6/15/23		735,000	683,550
6.25% 10/15/21		2,065,000	2,183,738
APX Group, Inc.:
6.375% 12/1/19		5,200,000	5,278,000
8.75% 12/1/20		5,060,000	5,034,700
8.75% 12/1/20 (f)		1,365,000	1,358,175
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		4,560,000	4,742,400
Cenveo Corp. 6% 8/1/19 (f)		555,000	548,063
Garda World Security Corp.:
7.25% 11/15/21 (f)		1,270,000	1,300,163
7.25% 11/15/21 (f)		400,000	409,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		3,500,000	3,745,000
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		570,000	607,050
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,321,600
7% 2/15/22		660,000	721,050
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	3,850,000	5,393,594
Tervita Corp. 9.75% 11/1/19 (f)		1,865,000	1,869,663
			41,218,196
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Construction & Engineering - 0.0%
MasTec, Inc. 4.875% 3/15/23		$ 1,255,000	$ 1,223,625
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	19,874,000
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,340,000	1,417,050
Schaeffler Finance BV:
4.25% 5/15/21 (f)		1,345,000	1,341,638
4.75% 5/15/21 (f)		1,540,000	1,570,800
			4,329,488
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		3,210,000	3,338,400
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)		4,275,000	4,424,625
8.125% 2/15/19		2,885,000	2,996,794
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		885,000	917,081
			11,676,900
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,381,275
Road & Rail - 0.0%
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,802,435
Hertz Corp.:
4.25% 4/1/18		1,485,000	1,492,425
6.25% 10/15/22		3,005,000	3,132,713
JSC Georgian Railway 7.75% 7/11/22 (f)		850,000	937,975
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (Reg. S)		330,000	372,900
			7,738,448
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.875% 4/1/21		14,814,000	14,962,140
4.75% 3/1/20		11,796,000	12,562,740
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,602,563
6.25% 12/1/19		830,000	898,475
6.75% 4/15/17		725,000	788,438
Building Materials Holding Corp. 9% 9/15/18 (f)		2,690,000	2,905,200
FLY Leasing Ltd. 6.75% 12/15/20		2,300,000	2,443,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.:
3.875% 4/15/18		$ 1,020,000	$ 1,036,575
4.625% 4/15/21		955,000	977,729
5.875% 8/15/22		1,575,000	1,720,688
6.25% 5/15/19		1,640,000	1,818,268
			41,716,566
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		1,749,240	1,792,971
10.75% 12/1/20 (Reg. S)		98,040	100,491
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,500,000	2,875,169
			4,768,631
TOTAL INDUSTRIALS			203,653,289
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		200,000	203,000
6.75% 11/15/20 (f)		3,575,000	3,780,563
8.875% 1/1/20 (f)		1,970,000	2,191,625
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		1,195,000	1,254,750
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,600,000	1,562,000
Lucent Technologies, Inc.:
6.45% 3/15/29		5,280,000	5,161,200
6.5% 1/15/28		1,547,000	1,516,060
			15,669,198
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,264,236
6.55% 10/1/17		1,383,000	1,584,318
			3,848,554
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (f)		3,665,000	3,774,950
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (f)		$ 2,670,000	$ 2,349,600
VeriSign, Inc. 4.625% 5/1/23		1,560,000	1,532,700
			7,657,250
IT Services - 0.0%
Audatex North America, Inc. 6% 6/15/21 (f)		3,200,000	3,392,000
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		695,000	663,725
Xerox Corp. 4.25% 2/15/15		368,000	374,113
			4,429,838
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6.75% 3/1/19 (f)		1,910,000	2,000,725
7% 7/1/24 (f)		985,000	1,002,238
ASML Holding NV 3.375% 9/19/23	EUR	2,800,000	4,131,584
Micron Technology, Inc. 5.875% 2/15/22 (f)		310,000	332,088
NXP BV/NXP Funding LLC 3.75% 6/1/18 (f)		1,725,000	1,733,625
Viasystems, Inc. 7.875% 5/1/19 (f)		1,825,000	1,888,875
			11,089,135
Software - 0.1%
Activision Blizzard, Inc. 5.625% 9/15/21 (f)		1,400,000	1,513,750
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		3,600,000	3,636,000
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(l)		1,405,000	1,348,800
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(l)		415,000	422,263
Nuance Communications, Inc. 5.375% 8/15/20 (f)		5,915,000	5,944,575
			12,865,388
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 4.75% 1/1/25 (f)		1,390,000	1,417,800
TOTAL INFORMATION TECHNOLOGY			56,977,163
MATERIALS - 1.1%
Chemicals - 0.2%
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,152,588
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		3,175,000	3,246,438
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		1,670,000	1,753,500
Symrise AG 2% 7/10/19	EUR	2,850,000	3,794,188
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.:
4.125% 11/15/21		$ 10,888,000	$ 11,662,888
4.25% 11/15/20		5,898,000	6,429,203
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,926,000	9,573,135
Tronox Finance LLC 6.375% 8/15/20		2,435,000	2,508,050
			40,119,990
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (f)		1,220,000	1,268,800
CRH America, Inc. 6% 9/30/16		2,286,000	2,509,132
Headwaters, Inc.:
7.25% 1/15/19		520,000	547,300
7.625% 4/1/19		1,235,000	1,302,925
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	834,240
U.S. Concrete, Inc. 8.5% 12/1/18		670,000	723,600
			7,185,997
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(l)		615,000	626,390
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2318% 12/15/19 (f)(l)		2,205,000	2,193,975
4.25% 1/15/22 (Reg S.)	EUR	1,950,000	2,530,175
6% 6/30/21 (f)		1,605,000	1,588,950
6.25% 1/31/19 (f)		515,000	520,150
6.75% 1/31/21 (f)		595,000	606,900
7% 11/15/20 (f)		1,082,647	1,101,593
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (f)		1,435,000	1,456,525
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,692,125
Sappi Papier Holding GmbH:
6.625% 4/15/21 (f)		6,285,000	6,599,250
7.75% 7/15/17 (f)		1,240,000	1,354,700
			25,270,733
Metals & Mining - 0.7%
Alrosa Finance SA 7.75% 11/3/20 (f)		900,000	929,673
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	11,993,458
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
4.25% 7/17/42 (f)		$ 2,453,000	$ 2,315,009
5.625% 10/18/43 (f)		12,481,000	14,411,187
EVRAZ Group SA:
6.5% 4/22/20 (f)		1,155,000	1,027,950
9.5% 4/24/18 (Reg. S)		1,925,000	1,984,829
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		1,380,000	1,276,500
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (f)		1,635,000	1,790,325
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		1,255,000	1,142,050
4.875% 10/7/20 (Reg. S)		200,000	182,000
Imperial Metals Corp. 7% 3/15/19 (f)		180,000	168,300
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		4,730,000	4,789,125
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	132,040
10.25% 5/20/15 (f)		3,700,000	2,793,500
10.25% 5/20/15 (Reg. S)		100,000	75,500
Murray Energy Corp.:
8.625% 6/15/21 (f)		2,210,000	2,342,600
9.5% 12/5/20 (f)		1,935,000	2,128,500
New Gold, Inc. 6.25% 11/15/22 (f)		4,830,000	5,071,500
Nord Gold NV 6.375% 5/7/18 (f)		2,080,000	2,007,096
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		2,050,000	1,957,750
5.625% 4/29/20 (Reg. S)		200,000	191,000
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,392,774
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	985,125
11.25% 10/15/18		3,100,000	3,441,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		1,600,000	1,592,000
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	1,169,075
7.5% 7/27/35		910,000	1,112,457
Steel Dynamics, Inc. 6.125% 8/15/19		2,683,000	2,870,810
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,526,560
6.25% 1/11/16		5,000,000	5,340,450
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.: - continued
6.25% 1/23/17		$ 5,581,000	$ 6,213,048
Walter Energy, Inc. 11% 4/1/20 pay-in-kind (f)(l)		370,000	278,425
			106,631,616
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	0
TOTAL MATERIALS			179,208,336
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
Altice Financing SA:
6.5% 1/15/22 (f)		1,865,000	1,962,913
7.875% 12/15/19 (f)		2,860,000	3,094,005
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	500,000	753,879
9.875% 12/15/20 (f)		6,135,000	6,959,115
AT&T, Inc. 6.3% 1/15/38		16,665,000	20,827,884
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	54,505
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,037,610
6% 4/1/17		2,432,000	2,632,640
6.15% 9/15/19		6,992,000	7,638,760
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,180,951
7.995% 6/1/36		4,717,000	5,306,106
Emirates Telecommunications Corp. 2.75% 6/18/26	EUR	2,950,000	4,060,270
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		2,590,000	2,764,825
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		605,000	651,888
7.375% 7/29/20		200,000	215,500
Level 3 Escrow II, Inc. 5.375% 8/15/22 (f)		2,835,000	2,849,175
Level 3 Financing, Inc. 3.8229% 1/15/18 (f)(l)		3,170,000	3,185,850
Sprint Capital Corp.:
6.875% 11/15/28		705,000	687,375
8.75% 3/15/32		3,305,000	3,685,075
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	1,500,000	2,869,287
Telefonica Emisiones S.A.U. 4.949% 1/15/15		1,618,000	1,642,374
TW Telecom Holdings, Inc.:
5.375% 10/1/22		1,715,000	1,865,063
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom Holdings, Inc.: - continued
6.375% 9/1/23		$ 865,000	$ 977,450
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,959,206
4.5% 9/15/20		36,000,000	39,555,864
5.012% 8/21/54 (f)		55,038,000	57,487,301
6.25% 4/1/37		2,348,000	2,902,929
6.4% 9/15/33		10,915,000	13,787,708
6.55% 9/15/43		54,849,000	70,709,192
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	2,000,000	2,641,039
4.75% 7/15/20 (f)		2,205,000	2,210,513
7.375% 4/23/21 (f)		2,295,000	2,421,225
			297,577,477
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,370,363
3.125% 7/16/22		9,218,000	9,147,381
3.625% 3/30/15		731,000	742,828
Digicel Group Ltd.:
6% 4/15/21 (f)		2,480,000	2,554,400
7.125% 4/1/22 (f)		1,885,000	1,955,688
8.25% 9/1/17 (f)		5,760,000	5,853,600
8.25% 9/30/20 (f)		3,285,000	3,547,800
Inmarsat Finance PLC 4.875% 5/15/22 (f)		1,475,000	1,478,688
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,180,000	2,466,888
SBA Communications Corp. 4.875% 7/15/22 (f)		1,855,000	1,827,175
Sprint Communications, Inc. 9% 11/15/18 (f)		3,890,000	4,624,238
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		2,815,000	2,902,969
6.464% 4/28/19		1,520,000	1,584,600
6.5% 1/15/24		2,230,000	2,319,200
6.625% 4/1/23		2,230,000	2,347,075
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		$ 1,531,000	$ 1,584,585
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		3,780,000	3,798,900
			65,106,378
TOTAL TELECOMMUNICATION SERVICES			362,683,855
UTILITIES - 3.0%
Electric Utilities - 1.4%
Aguila 3 SA 7.875% 1/31/18 (f)		2,745,000	2,854,800
AmerenUE 6.4% 6/15/17		2,491,000	2,810,359
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,232,210
2.95% 12/15/22		4,935,000	4,872,962
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,296,400
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,851,044
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,803,696
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		7,207,000	8,474,409
6.4% 9/15/20 (f)		16,661,000	19,716,411
Edison International 3.75% 9/15/17		6,674,000	7,098,239
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		940,000	686,200
Enel SpA 6.5% 1/10/74 (Reg. S) (l)	EUR	900,000	1,308,315
FirstEnergy Corp.:
2.75% 3/15/18		17,451,000	17,648,667
4.25% 3/15/23		22,449,000	22,635,798
7.375% 11/15/31		18,176,000	22,089,093
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,446,075
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,465,136
3.75% 11/15/20		1,450,000	1,525,865
Majapahit Holding BV 7.75% 1/20/20 (f)		460,000	542,225
Monongahela Power Co. 4.1% 4/15/24 (f)		3,982,000	4,268,656
Nevada Power Co. 6.5% 5/15/18		790,000	921,152
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,292,900
2.8% 5/1/23		15,104,000	14,736,142
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,160,909
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17		$ 764,000	$ 859,752
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,180,061
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,252,679
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,351,785
RJS Power Holdings LLC 5.125% 7/15/19 (f)		2,380,000	2,400,825
Zapadoslovenska Energetika A/S 2.875% 10/14/18 (Reg. S)	EUR	2,850,000	3,995,057
			221,777,822
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	1,028,931
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	490,532
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,903,517
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		2,667,567	2,640,891
			8,063,871
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,779,063
Calpine Corp.:
5.375% 1/15/23		1,820,000	1,838,200
5.75% 1/15/25		910,000	919,100
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	20,140,000
7.25% 10/15/21		6,000,000	6,360,000
NRG Energy, Inc.:
6.25% 7/15/22 (f)		2,150,000	2,252,125
6.25% 5/1/24 (f)		2,665,000	2,751,613
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		650,000	834,438
The AES Corp.:
4.875% 5/15/23		2,700,000	2,652,750
7.375% 7/1/21		2,975,000	3,406,375
			44,933,664
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
2.5341% 9/30/66 (l)		28,856,000	26,659,077
7.5% 6/30/66 (l)		10,345,000	11,193,290
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,719,505
2% 11/15/18		12,172,000	12,184,914
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16		$ 1,589,000	$ 1,747,609
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,345,505
5.25% 9/15/17		2,156,000	2,390,303
5.25% 2/15/43		12,739,000	13,916,695
5.45% 9/15/20		11,473,000	13,059,429
5.8% 2/1/42		6,336,000	7,370,301
5.95% 6/15/41		11,832,000	14,106,312
6.4% 3/15/18		3,084,000	3,553,058
6.8% 1/15/19		6,774,000	8,031,532
PG&E Corp. 2.4% 3/1/19		1,683,000	1,699,246
Puget Energy, Inc.:
6% 9/1/21		15,565,000	18,292,081
6.5% 12/15/20		5,125,000	6,130,212
Sempra Energy:
2.3% 4/1/17		14,116,000	14,463,959
2.875% 10/1/22		5,760,000	5,723,798
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,926,794
Wisconsin Energy Corp. 6.25% 5/15/67 (l)		3,860,000	4,009,575
			188,523,195
Water Utilities - 0.1%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	3,700,000	6,350,505
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (l)	GBP	3,500,000	6,287,569
			12,638,074
TOTAL UTILITIES			475,936,626
TOTAL NONCONVERTIBLE BONDS (Cost $4,835,861,197)			5,123,894,428
U.S. Treasury Obligations - 32.1%

U.S. Treasury Bonds:
3.125% 8/15/44		40,970,000	41,347,702
3.375% 5/15/44		178,340,000	188,817,475
3.625% 8/15/43 (j)(k)		92,062,000	101,973,027
3.625% 2/15/44		205,316,000	227,483,763
U.S. Treasury Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Notes:
0.375% 4/30/16		$ 7,100,000	$ 7,100,277
0.625% 8/15/16 (i)(j)		9,000,000	9,021,798
0.75% 2/28/18		178,380,000	175,578,899
0.875% 4/30/17		203,188,000	203,426,136
0.875% 5/15/17		300,000,000	300,281,400
0.875% 8/15/17		433,730,000	432,984,418
0.875% 1/31/18		192,574,000	190,663,281
0.875% 7/31/19		5,000	4,820
1% 5/31/18		123,485,000	122,115,057
1.25% 10/31/18		786,376,000	780,232,752
1.375% 7/31/18		302,602,000	302,767,523
1.375% 9/30/18		203,561,000	203,243,038
1.5% 12/31/18		62,525,000	62,539,631
1.5% 1/31/19		321,637,000	321,385,802
1.625% 4/30/19		417,843,000	418,659,047
1.625% 6/30/19		335,610,000	335,898,289
2.25% 3/31/21		306,915,000	311,878,429
2.25% 7/31/21		146,640,000	148,690,614
2.5% 5/15/24		216,955,000	220,073,728
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,058,146,467)			5,106,166,906
U.S. Government Agency - Mortgage Securities - 4.5%

Fannie Mae - 3.3%
2.053% 6/1/36 (l)		122,988	131,867
2.059% 10/1/33 (l)		522,062	552,206
2.412% 2/1/36 (l)		482,773	516,032
2.458% 7/1/37 (l)		220,105	235,994
2.5% 1/1/43 to 8/1/43		3,686,503	3,541,389
2.57% 12/1/35 (l)		377,125	403,693
2.691% 2/1/42 (l)		482,601	500,480
2.771% 1/1/42 (l)		1,201,253	1,248,334
3% 10/1/42 to 3/1/44		66,562,821	66,396,388
3.5% 7/1/42 to 8/1/43		196,456,731	201,984,672
3.5% 9/1/44 (h)		11,500,000	11,837,310
3.5% 9/1/44 (h)		5,100,000	5,249,590
3.5% 9/1/44 (h)		14,900,000	15,337,036
3.5% 9/1/44 (h)		6,600,000	6,793,587
3.5% 9/1/44 (h)		2,800,000	2,882,128
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3.5% 9/1/44 (h)		$ 4,300,000	$ 4,426,125
3.5% 9/1/44 (h)		6,300,000	6,484,787
3.5% 9/1/44 (h)		1,200,000	1,235,198
4% 9/1/40 to 1/1/44		47,588,430	50,645,972
4% 9/1/44 (h)		2,400,000	2,542,611
4% 9/1/44 (h)		6,800,000	7,204,063
4% 9/1/44 (h)		700,000	741,595
4% 9/1/44 (h)		700,000	741,595
4% 9/1/44 (h)		600,000	635,653
4% 9/1/44 (h)		1,600,000	1,695,074
4% 9/1/44 (h)		1,700,000	1,801,016
4% 9/1/44 (h)		1,500,000	1,589,132
4% 10/1/44 (h)		1,000,000	1,055,906
4% 10/1/44 (h)		400,000	422,362
4% 10/1/44 (h)		600,000	633,543
4% 10/1/44 (h)		1,000,000	1,055,906
4% 10/1/44 (h)		1,500,000	1,583,858
4% 10/1/44 (h)		700,000	739,134
4% 10/1/44 (h)		700,000	739,134
4% 10/1/44 (h)		1,600,000	1,689,449
4% 10/1/44 (h)		1,700,000	1,795,039
4.5% 8/1/33 to 6/1/44 (h)		50,342,252	54,422,782
4.5% 10/1/44 (h)		8,200,000	8,832,206
4.5% 10/1/44 (h)		7,200,000	7,755,108
5% 10/1/21 to 10/1/41		9,868,427	10,827,446
5% 9/1/44 (h)		2,600,000	2,867,230
5% 9/1/44 (h)		3,900,000	4,300,845
5.5% 3/1/18 to 9/1/41		16,544,499	18,285,793
6% 4/1/21 to 2/1/38		5,277,339	5,971,693
6.5% 7/1/32 to 8/1/36		7,618,081	8,781,924
TOTAL FANNIE MAE			529,112,885
Freddie Mac - 0.6%
3% 6/1/43 to 4/1/44		12,269,527	12,225,169
3.068% 10/1/35 (l)		156,706	168,018
3.5% 6/1/43 to 8/1/44		64,262,616	66,028,282
4% 3/1/42 to 11/1/43		7,951,307	8,449,574
4.5% 7/1/25 to 3/1/44		9,836,918	10,626,651
5% 4/1/38 to 6/1/40		2,902,637	3,217,632
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
5.5% 11/1/17		$ 442,374	$ 466,525
6% 7/1/37 to 8/1/37		1,406,322	1,582,028
TOTAL FREDDIE MAC			102,763,879
Ginnie Mae - 0.6%
3% 6/20/42 to 8/20/44		5,616,003	5,699,023
3% 9/1/44 (h)		10,200,000	10,336,266
3% 9/1/44 (h)		1,100,000	1,114,695
3% 9/1/44 (h)		1,100,000	1,114,695
3% 9/1/44 (h)		1,300,000	1,317,367
3% 9/1/44 (h)		2,200,000	2,229,391
3.5% 8/20/42 to 3/20/43		6,993,049	7,280,387
3.5% 9/1/44 (h)		3,900,000	4,055,220
3.5% 9/1/44 (h)		2,600,000	2,703,480
4% 5/20/33 to 9/20/41		12,364,399	13,198,641
4% 9/1/44 (h)		3,000,000	3,195,607
4% 9/1/44 (h)		5,300,000	5,645,573
4% 9/1/44 (h)		2,300,000	2,449,966
4.39% 6/20/63 (p)		3,086,562	3,382,649
4.5% 8/15/39 to 3/20/41		7,390,295	8,057,391
4.505% 2/20/63 (p)		3,026,520	3,318,706
5% 4/15/33 to 5/15/39		9,703,517	10,715,088
5.5% 6/15/35		1,965,172	2,204,872
TOTAL GINNIE MAE			88,019,017
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $715,380,067)			719,895,781
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (l)		664,344	577,406
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (l)		328,588	326,729
Airspeed Ltd. Series 2007-1A Class C1, 2.655% 6/15/32 (f)(l)		3,690,206	2,214,124
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,878,264
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,718,006
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (l)		$ 57,476	$ 52,666
Series 2004-R2 Class M3, 0.98% 4/25/34 (l)		89,819	57,703
Series 2005-R2 Class M1, 0.605% 4/25/35 (l)		531,800	530,699
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (l)		47,932	45,522
Series 2004-W11 Class M2, 1.205% 11/25/34 (l)		561,149	539,300
Series 2004-W7 Class M1, 0.98% 5/25/34 (l)		1,542,998	1,494,569
Series 2006-W4 Class A2C, 0.315% 5/25/36 (l)		1,197,624	419,278
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (l)		1,886,444	1,731,966
Series 2006-HE2 Class M1, 0.525% 3/25/36 (l)		29,032	3,048
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,625,650
Capital Trust RE CDO Ltd. Series 2005-3A Class B, 5.267% 6/25/35 (f)		970,403	978,652
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4836% 1/20/37 (f)(l)		10,848	10,740
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (l)		1,802,588	1,222,080
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4821% 4/7/52 (f)(l)		46,810	46,716
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (f)		1,136,037	1,139,008
Class B, 2.75% 11/15/18 (f)		6,690,000	6,795,756
Series 2013-2A Class A, 1.75% 11/15/17 (f)		6,966,443	6,992,699
Colony American Homes Series 2014-2A Class A, 1.1042% 7/17/31 (f)(l)		2,487,223	2,460,019
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (l)		3,192	2,817
Series 2004-3 Class M4, 1.61% 4/25/34 (l)		79,386	56,897
Series 2004-4 Class M2, 0.95% 6/25/34 (l)		210,892	199,105
Series 2004-7 Class AF5, 5.868% 1/25/35		3,874,453	3,975,736
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		69,603	69,916
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		440,817	430,719
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (l)		38,916	36,255
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (l)		290,872	257,616
Asset-Backed Securities - continued
		Principal Amount (d)	Value
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (l)		$ 14,965	$ 13,687
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,168,901
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (l)		948,695	784,761
Class M4, 1.175% 1/25/35 (l)		347,133	195,013
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (f)(l)		1,878,380	1,604,273
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (f)(l)		52,134	50,367
Series 2006-2A:
Class A, 0.335% 11/15/34 (f)(l)		1,239,330	1,177,834
Class B, 0.435% 11/15/34 (f)(l)		447,683	411,877
Class C, 0.535% 11/15/34 (f)(l)		744,031	649,207
Class D, 0.905% 11/15/34 (f)(l)		282,532	242,627
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)		215,708	10,354
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.805% 9/25/46 (f)(l)		250,000	235,000
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2, 1.1472% 5/16/44 (f)		2,100,000	2,101,260
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (l)		296,966	282,023
Series 2003-3 Class M1, 1.445% 8/25/33 (l)		508,414	491,806
Series 2003-5 Class A2, 0.855% 12/25/33 (l)		32,929	30,977
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (l)		1,522,035	946,798
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (l)		204,000	35,073
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		17,861,080	18,361,732
Class AV4, 0.285% 11/25/36 (l)		997,984	987,783
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (l)		252,637	251,378
Series 2006-A Class 2C, 1.3839% 3/27/42 (l)		3,243,000	540,459
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.315% 11/25/36 (l)		4,863,572	2,192,972
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.585% 5/25/46 (f)(l)		250,000	225,625
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (l)		462,956	4,597
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (l)		130,656	103,418
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (l)		$ 498,504	$ 456,295
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (l)		718,702	646,845
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (l)		2,034,044	1,942,232
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.415% 2/25/47 (f)(l)		331,055	325,361
Class A2, 0.445% 2/25/47 (f)(l)		1,305,000	1,262,849
Class H, 1.625% 2/25/47 (f)(l)		250,000	213,125
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (l)		57,368	53,126
Series 2004-NC6 Class M3, 2.33% 7/25/34 (l)		18,146	15,690
Series 2004-NC8 Class M6, 2.03% 9/25/34 (l)		21,050	17,830
Series 2005-NC1 Class M1, 0.815% 1/25/35 (l)		399,495	379,301
Series 2005-NC2 Class B1, 1.91% 3/25/35 (l)		243,844	8,001
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (f)		64,212	65,496
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (l)		1,426,957	1,323,303
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (l)		532,896	477,236
Class M4, 2.33% 9/25/34 (l)		683,353	419,095
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (l)		1,475,804	1,296,360
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.105% 9/25/46 (f)(l)		250,000	63,750
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (l)		5,108	4,797
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (l)		944,869	864,260
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.205% 9/17/31 (f)(l)		3,000,000	2,978,346
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (l)		910,972	878,124
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (f)		1,878,936	1,876,625
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (l)		48,157	39,329
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (l)		28,819	25,897
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (f)(l)		2,683,017	1,207,358
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7326% 9/25/26 (f)(l)		400,000	289,400
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class B, 0.5926% 9/25/26 (f)(l)		$ 415,584	$ 410,805
Class C, 0.7626% 9/25/26 (f)(l)		740,000	727,568
Class D, 0.8626% 9/25/26 (f)(l)		350,000	335,335
Class E, 0.9626% 9/25/26 (f)(l)		250,000	238,325
Class F, 1.3826% 9/25/26 (f)(l)		549,000	515,401
Class G, 1.5826% 9/25/26 (f)(l)		336,000	312,514
Class H, 1.8826% 9/25/26 (f)(l)		250,000	231,925
Class K, 3.4826% 9/25/26 (f)(l)		250,000	229,625
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (f)(l)		1,789,540	1,806,866
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5544% 11/21/40 (f)(l)		254,929	240,908
Class D, 1.0844% 11/21/40 (f)(l)		305,000	137,860
TOTAL ASSET-BACKED SECURITIES (Cost $142,774,464)			154,306,626
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.6%
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 6A1, 0.2991% 1/26/37 (f)(l)		88,176	87,547
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.715% 1/25/35 (l)		1,337,676	1,331,876
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (f)		3,308,267	3,308,064
Countrywide Home Loans, Inc. Series 2003-35 Class B, 4.6422% 9/25/18 (l)		31,013	978
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 2.3813% 6/25/33 (l)		130,169	1,509
CSMC Series 2014-3R Class 2A1, 0.852% 5/27/37 (f)(l)		2,712,994	2,578,983
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (l)		763,205	763,426
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3582% 12/25/46 (f)(l)		910,000	1,005,008
Series 2010-K7 Class B, 5.4346% 4/25/20 (f)(l)		1,000,000	1,125,829
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		25,701	6,859
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2555% 12/20/54 (l)		205,017	201,306
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A1, 0.2255% 12/20/54 (f)(l)		$ 9,248,064	$ 9,163,907
Class C2, 1.3555% 12/20/54 (f)(l)		6,523,000	6,402,325
Series 2006-2:
Class A4, 0.2355% 12/20/54 (l)		2,759,505	2,706,937
Class C1, 1.0955% 12/20/54 (l)		21,543,000	20,918,253
Series 2006-3:
Class A3, 0.2355% 12/20/54 (l)		1,328,664	1,316,706
Class A7, 0.3555% 12/20/54 (l)		1,444,355	1,432,800
Class C2, 1.1555% 12/20/54 (l)		1,124,000	1,095,226
Series 2006-4:
Class A4, 0.2555% 12/20/54 (l)		4,236,163	4,198,885
Class B1, 0.3355% 12/20/54 (l)		4,521,000	4,384,014
Class C1, 0.9155% 12/20/54 (l)		2,767,000	2,657,704
Class M1, 0.4955% 12/20/54 (l)		1,190,000	1,150,849
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (l)		2,234,000	2,121,406
Class 1M1, 0.4555% 12/20/54 (l)		1,493,000	1,448,359
Class 2A1, 0.2955% 12/20/54 (l)		3,323,853	3,296,597
Class 2C1, 1.0155% 12/20/54 (l)		1,015,000	985,058
Class 2M1, 0.6555% 12/20/54 (l)		1,917,000	1,871,951
Series 2007-2:
Class 2C1, 1.015% 12/17/54 (l)		2,654,000	2,575,707
Class 3A1, 0.335% 12/17/54 (l)		592,634	587,893
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (l)		430,241	454,697
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.1647% 3/25/37 (l)		1,458,894	1,408,234
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (l)		1,490,724	1,275,234
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (l)		1,661,163	1,382,824
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (l)		4,161,260	3,773,441
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		175,879	183,722
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (l)		1,332,779	1,272,360
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (f)(l)		528,327	484,292
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.007% 6/10/35 (f)(l)		$ 117,798	$ 109,398
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (l)		26,582	25,616
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (l)		209,368	209,779
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6155% 3/25/35 (l)		2,264,198	2,100,175
TOTAL PRIVATE SPONSOR			91,405,734
U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		63,579	66,552
Series 2011-117 Class PF, 0.505% 7/25/39 (l)		2,410,484	2,419,056
Series 2012-9 Class CS, 6.395% 2/25/42 (l)(n)(o)		4,789,371	834,122
Freddie Mac planned amortization class Series 2693 Class MD, 5.5% 10/15/33		6,540,490	7,324,778
Ginnie Mae guaranteed REMIC pass-thru certificates floater:
Series 2011-H21 Class FA, 0.7552% 10/20/61 (l)(p)		3,784,465	3,800,099
Series 2012-H23 Class WA, 0.671% 10/20/62 (l)(p)		2,159,235	2,163,688
Series 2013-H07 Class BA, 0.511% 3/20/63 (l)(p)		3,253,894	3,230,189
Series 2014-H11 Class BA, 0.6552% 6/20/64 (l)(p)		12,431,321	12,428,872
TOTAL U.S. GOVERNMENT AGENCY			32,267,356
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $86,535,628)			123,673,090
Commercial Mortgage Securities - 5.9%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (r)		122,430	121,292
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	206,546
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,022
Series 1997-D5 Class PS1, 1.4206% 2/14/43 (l)(n)		609,430	13,413
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (f)(l)		1,500,000	1,439,801
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (l)		$ 530,000	$ 540,668
Series 2006-2 Class AAB, 5.7129% 5/10/45 (l)		532,308	540,401
Series 2006-3 Class A4, 5.889% 7/10/44		5,664,540	6,055,439
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,082,089
Series 2006-5 Class A2, 5.317% 9/10/47		3,023,370	3,033,386
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,876,379
Series 2006-4 Class A1A, 5.617% 7/10/46 (l)		26,880,013	28,959,317
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	186,407
Series 2004-5 Class G, 5.5537% 11/10/41 (f)(l)		195,000	195,102
Series 2005-1 Class CJ, 5.2899% 11/10/42 (l)		550,000	559,741
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)		5,908,000	6,011,290
Series 2005-5 Class D, 5.2145% 10/10/45 (l)		1,180,000	1,192,769
Series 2005-6 Class AJ, 5.1768% 9/10/47 (l)		300,000	313,586
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	139,251
Series 2007-3:
Class A3, 5.5647% 6/10/49 (l)		2,282,646	2,279,435
Class A4, 5.5647% 6/10/49 (l)		3,965,000	4,322,504
Series 2008-1 Class D, 6.2771% 2/10/51 (f)(l)		125,000	107,661
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		7,456,000	7,994,383
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.155% 3/15/22 (f)(l)		77,611	68,387
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (f)(l)		39,774	35,883
Series 2005-4A:
Class A2, 0.545% 1/25/36 (f)(l)		919,814	807,277
Class B1, 1.555% 1/25/36 (f)(l)		42,812	7,737
Class M1, 0.605% 1/25/36 (f)(l)		296,714	174,517
Class M2, 0.625% 1/25/36 (f)(l)		89,014	50,308
Class M3, 0.655% 1/25/36 (f)(l)		129,999	69,890
Class M4, 0.765% 1/25/36 (f)(l)		71,896	37,481
Class M5, 0.805% 1/25/36 (f)(l)		71,896	28,509
Class M6, 0.855% 1/25/36 (f)(l)		76,362	23,439
Series 2006-3A Class M4, 0.585% 10/25/36 (f)(l)		60,114	9,154
Series 2007-1 Class A2, 0.425% 3/25/37 (f)(l)		631,734	460,733
Series 2007-2A:
Class A1, 0.425% 7/25/37 (f)(l)		647,457	561,974
Class A2, 0.475% 7/25/37 (f)(l)		604,961	440,151
Class M1, 0.525% 7/25/37 (f)(l)		212,428	63,578
Class M2, 0.565% 7/25/37 (f)(l)		116,080	15,024
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M3, 0.645% 7/25/37 (f)(l)		$ 117,698	$ 8,361
Class M4, 0.805% 7/25/37 (f)(l)		4,125	83
Series 2007-3:
Class A2, 0.445% 7/25/37 (f)(l)		569,813	413,844
Class M1, 0.465% 7/25/37 (f)(l)		123,758	79,531
Class M2, 0.495% 7/25/37 (f)(l)		132,646	75,713
Class M3, 0.525% 7/25/37 (f)(l)		209,018	78,144
Class M4, 0.655% 7/25/37 (f)(l)		328,189	71,125
Class M5, 0.755% 7/25/37 (f)(l)		162,293	26,345
Series 2007-4A:
Class M1, 1.102% 9/25/37 (f)(l)		252,099	51,828
Class M2, 1.202% 9/25/37 (f)(l)		205,651	17,510
Series 2006-3A, Class IO, 0% 10/25/36 (f)(l)(n)		6,118,765	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(l)(n)		5,865,727	242,892
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4326% 3/11/39 (l)		450,000	463,512
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (f)(l)		197,314	197,570
Class J, 0.855% 3/15/22 (f)(l)		655,330	642,759
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	647,638
Series 2006-T22 Class AJ, 5.5723% 4/12/38 (l)		400,000	422,416
Series 2007-PW16 Class A4, 5.7071% 6/11/40 (l)		1,112,000	1,220,638
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		135,611	134,225
Series 2006-T22:
Class A4, 5.5723% 4/12/38 (l)		227,958	240,298
Class B, 5.5723% 4/12/38 (f)(l)		200,000	212,498
Series 2007-BBA8:
Class K, 1.355% 3/15/22 (f)(l)		120,000	114,148
Class L, 2.055% 3/15/22 (f)(l)		253,498	211,947
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (f)(l)(n)		96,524,546	460,036
Series 2007-T28 Class X2, 0.1374% 9/11/42 (f)(l)(n)		59,259,889	118,223
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		586,354	625,523
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.905% 8/15/26 (f)(l)		700,000	700,834
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (f)(l)		464,125	451,264
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (f)(l)(n)		4,001,818	23,523
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.559% 12/15/47 (f)(l)		$ 750,000	$ 857,078
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.641% 6/15/31 (f)(l)		511,000	484,530
Class YTC3, 2.641% 6/15/31 (f)(l)		184,000	170,550
Series 2014-FL1, 2.641% 6/15/31 (f)(l)		511,000	494,188
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	860,196
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	383,377
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1067% 9/10/46 (f)(l)		1,010,000	994,296
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,236,748	1,255,106
Class A4, 5.322% 12/11/49		31,258,000	33,702,001
Series 2005-CD1 Class AJ, 5.2264% 7/15/44 (l)		500,000	518,542
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(l)	CAD	138,000	123,039
Class G, 5.01% 5/15/44 (f)(l)	CAD	30,000	26,008
Class H, 5.01% 5/15/44 (f)(l)	CAD	20,000	16,744
Class J, 5.01% 5/15/44 (f)(l)	CAD	20,000	15,832
Class K, 5.01% 5/15/44 (f)(l)	CAD	10,000	7,700
Class L, 5.01% 5/15/44 (f)(l)	CAD	36,000	26,237
Class M, 5.01% 5/15/44 (f)(l)	CAD	165,000	110,879
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)		2,125,000	2,054,546
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)		810,000	642,452
Series 2012-CR5 Class D, 4.3353% 12/10/45 (f)(l)		740,000	727,212
Series 2013-CR10:
Class C, 4.958% 8/10/46 (f)(l)		270,000	282,818
Class D, 4.958% 8/10/46 (f)(l)		790,000	772,848
Series 2013-CR12 Class D, 5.0857% 10/10/46 (f)(l)		839,000	816,897
Series 2013-CR9:
Class C, 4.26% 7/10/45 (f)(l)		525,000	531,241
Class D, 4.26% 7/10/45 (f)(l)		756,000	701,763
Series 2013-LC6 Class D, 4.2888% 1/10/46 (f)(l)		1,109,000	1,046,326
Series 2014-CR15 Class D, 4.7683% 2/10/47 (f)(l)		258,000	245,712
Series 2014-CR17 Class D, 4.7999% 5/10/47 (f)(l)		567,000	540,052
Series 2014-UBS2 Class D, 5.0159% 3/10/47 (f)(l)		844,000	806,337
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (f)(l)		$ 126,140	$ 126,304
sequential payer Series 2006-C7 Class A1A, 5.7413% 6/10/46 (l)		3,278,731	3,492,019
Series 2001-J2A Class F, 7.142% 7/16/34 (f)(l)		199,000	222,971
Series 2004-LB4A Class A5, 4.84% 10/15/37		5,257,840	5,265,170
Series 2005-LP5 Class F, 5.2852% 5/10/43 (f)(l)		1,290,000	1,324,440
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)		1,684,450	1,611,052
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	322,649
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.249% 6/10/44 (l)		905,000	919,791
Series 2005-C6 Class AJ, 5.209% 6/10/44 (l)		1,260,000	1,298,586
Series 2012-CR1:
Class C, 5.3674% 5/15/45 (l)		850,000	938,751
Class D, 5.3674% 5/15/45 (f)(l)		1,510,000	1,552,023
Series 2012-CR2:
Class E, 4.8576% 8/15/45 (f)(l)		1,727,000	1,721,745
Class F, 4.25% 8/15/45 (f)		1,418,000	1,227,011
Series 2012-LC4:
Class C, 5.6472% 12/10/44 (l)		260,000	291,546
Class D, 5.6472% 12/10/44 (f)(l)		870,000	910,279
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)		27,691	27,511
Series 2007-C3 Class A4, 5.7022% 6/15/39 (l)		18,053,875	19,434,599
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)		1,722,000	1,885,080
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (f)(l)		6,783,000	6,648,853
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,578,461	1,718,750
Class H, 6% 5/17/40 (f)		90,316	73,510
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		815,907	843,186
Class G, 6.75% 11/15/30 (f)		180,000	193,422
Series 2001-CK6 Class AX, 1.463% 8/15/36 (l)(n)		79,888	120
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(l)(n)		7,255	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (f)(l)		203,140	204,938
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class F, 0.475% 2/15/22 (f)(l)		$ 54,901	$ 54,894
Class L, 2.055% 2/15/22 (f)(l)		99,364	19,046
Series 2007-C1 Class B, 5.487% 2/15/40 (f)(l)		2,907,000	363,590
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5572% 11/10/46 (f)(l)		500,000	542,267
Class E, 5.5572% 11/10/46 (f)(l)		870,000	936,084
Class F, 5.5572% 11/10/46 (f)(l)		1,560,000	1,506,792
Class G, 4.652% 11/10/46 (f)		1,654,000	1,433,573
Class XB, 0.2465% 11/10/46 (f)(l)(n)		20,920,000	382,731
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		15,231	15,219
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)		1,000,000	1,018,806
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(l)		347,556	350,824
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	227,059
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5752% 12/25/43 (l)(n)		1,640,000	231,552
Series K012 Class X3, 2.2879% 1/25/41 (l)(n)		1,800,000	227,716
Series K013 Class X3, 2.7903% 1/25/43 (l)(n)		820,000	127,759
sequential payer Series K034 Class A2, 3.531% 7/25/23		6,000,000	6,361,602
Series KAIV Class X2, 3.6147% 6/25/46 (l)(n)		420,000	81,411
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1925% 9/25/45 (f)(l)		1,290,000	1,417,977
Series 2011-K10 Class B, 4.6154% 11/25/49 (f)(l)		240,000	257,311
Series 2011-K11 Class B, 4.4207% 12/25/48 (f)(l)		750,000	792,468
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (l)		680,000	687,938
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		18,337,000	19,772,310
Series 2001-1 Class X1, 1.6605% 5/15/33 (f)(l)(n)		169,128	16
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	335,797
Series 1997-C2 Class G, 6.75% 4/15/29 (l)		283,373	306,764
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	656,738
Series 1999-C3 Class K, 6.974% 8/15/36 (f)		6,909	6,737
Series 2000-C1 Class K, 7% 3/15/33		1,102	1,112
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GP Portfolio Trust Series 2014-GPP:
Class D, 2.902% 2/15/27 (f)(l)		$ 291,000	$ 291,292
Class E, 4.002% 2/15/27 (f)(l)		142,000	142,141
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,659,250
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (l)		40,649,587	43,294,899
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (f)(l)(n)		26,883,612	672
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0259% 8/10/43 (f)(l)		1,255,000	1,376,983
Class E, 4% 8/10/43 (f)		1,240,000	1,096,346
Class X, 1.5117% 8/10/43 (f)(l)(n)		5,645,988	376,401
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.156% 7/15/31 (f)(l)		750,000	750,062
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (l)		2,223,000	2,386,148
Series 2010-C2:
Class D, 5.2235% 12/10/43 (f)(l)		720,000	751,856
Class XA, 0.66% 12/10/43 (f)(l)(n)		5,403,135	62,811
Series 2011-GC5:
Class C, 5.307% 8/10/44 (f)(l)		1,050,000	1,154,518
Class D, 5.307% 8/10/44 (f)(l)		480,000	502,037
Class E, 5.307% 8/10/44 (f)(l)		210,000	196,577
Class F, 4.5% 8/10/44 (f)		441,000	339,438
Series 2012-GC6I Class F, 5% 1/10/45 (l)		390,000	312,312
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (l)		630,000	703,368
Class D, 5.7228% 5/10/45 (f)(l)		1,054,000	1,111,872
Class E, 5% 5/10/45 (f)		1,311,000	1,216,614
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (f)(l)		1,170,000	1,160,739
Class E, 4.8554% 11/10/45 (f)(l)		1,290,000	1,137,963
Series 2013-GC12 Class D, 4.4789% 6/10/46 (f)(l)		219,000	208,248
Series 2013-GC13 Class D, 4.0716% 7/10/46 (f)(l)		1,092,000	1,000,727
Series 2013-GC16:
Class C, 5.314% 11/10/46 (l)		662,844	725,649
Class D, 5.323% 11/10/46 (f)(l)		680,000	681,221
Class F, 3.5% 11/10/46 (f)		430,000	323,962
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4% 7/15/29 (f)(l)		617,000	617,388
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Hilton U.S.A. Trust: - continued
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)		$ 2,450,000	$ 2,496,744
Class DFX, 4.4065% 11/5/30 (f)		23,706,000	24,270,414
Class EFX, 5.2216% 11/5/30 (f)(l)		1,459,000	1,493,005
Invitation Homes Trust floater Series 2013-SFR1 Class F, 3.9% 12/17/30 (f)(l)		590,000	575,434
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.7138% 9/15/47 (f)		525,000	471,027
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(l)		500,000	499,542
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (f)		440,000	479,080
Series 2003-C1:
Class D, 5.192% 1/12/37		137,822	138,042
Class F, 5.9824% 1/12/37 (f)(l)		250,000	251,441
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(l)		380,000	471,908
Class D, 7.4453% 12/5/27 (f)(l)		1,885,000	2,294,269
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	703,705
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(l)		695,000	787,803
Series 2012-CBX:
Class C, 5.1849% 6/15/45 (l)		250,000	272,719
Class D, 5.1849% 6/16/45 (f)(l)		690,000	735,238
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (f)(l)		164,111	162,436
Class F, 0.485% 11/15/18 (f)(l)		380,931	370,332
Class G, 0.515% 11/15/18 (f)(l)		330,997	313,517
Class H, 0.655% 11/15/18 (f)(l)		254,476	238,878
Class J, 0.805% 11/15/18 (f)(l)		257,928	239,979
Series 2013-JWMZ Class M, 6.155% 4/15/18 (f)(l)		171,002	171,997
Series 2013-JWRZ Class E, 3.895% 4/15/30 (f)(l)		482,000	481,198
Series 2014-BXH:
Class A, 1.056% 4/15/27 (f)(l)		3,000,000	3,001,992
Class C, 1.806% 4/15/27 (f)(l)		4,460,000	4,460,433
Class D, 2.406% 4/15/27 (f)(l)		9,517,000	9,517,914
Series 2014-FBLU Class E, 3.652% 12/15/28 (f)(l)		1,038,000	1,038,392
Series 2014-INN:
Class E, 3.752% 6/15/29 (f)(l)		638,000	635,694
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-INN:
Class F, 4.152% 6/15/29 (f)(l)		$ 725,000	$ 723,274
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,415,728	16,540,445
Series 2006-CB17:
Class A3, 5.45% 12/12/43		91,428	91,296
Class A4, 5.429% 12/12/43		7,560,000	8,072,583
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		26,078,886	28,006,742
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,291,975	9,993,538
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,467,949	2,669,102
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (l)		12,470,000	13,638,991
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (l)		188,516	188,872
Class A4, 5.805% 6/15/49 (l)		29,428,107	31,999,712
Series 2007-LDPX Class A3, 5.42% 1/15/49		24,364,284	26,372,096
Series 2004-CBX Class D, 5.097% 1/12/37 (l)		170,000	162,695
Series 2004-LN2 Class D, 5.305% 7/15/41 (l)		420,000	383,540
Series 2005-LDP2 Class C, 4.911% 7/15/42 (l)		660,000	663,897
Series 2005-LDP5 Class AJ, 5.3582% 12/15/44 (l)		360,000	374,643
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (l)		9,520,000	10,148,444
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (l)		157,000	18,864
Series 2010-C2:
Class D, 5.5082% 11/15/43 (f)(l)		645,000	709,661
Class XB, 0.66% 11/15/43 (f)(l)(n)		3,600,000	141,651
Series 2011-C4:
Class E, 5.3966% 7/15/46 (f)(l)		1,130,000	1,220,158
Class F, 3.873% 7/15/46 (f)		105,000	94,475
Class H, 3.873% 7/15/46 (f)		672,000	465,759
Class TAC2, 7.99% 7/15/46 (f)		671,000	721,670
Series 2011-C5:
Class B. 5.3229% 8/15/46 (f)(l)		1,140,000	1,289,468
Class C, 5.3229% 8/15/46 (f)(l)		1,102,648	1,224,061
Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	1,103,931
Class D, 4.2414% 4/15/46 (l)		1,430,000	1,349,631
Series 2014-DSTY Class E, 3.9314% 6/10/27 (f)(l)		869,000	793,172
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (l)		21,615,000	23,755,706
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		16,986	17,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		$ 1,915,000	$ 1,952,434
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (l)		1,500,000	1,556,091
Class AM, 5.263% 11/15/40 (l)		137,000	143,449
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	919,912
Class AM, 5.413% 9/15/39		1,500,000	1,616,298
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,010,544
Class AM, 5.378% 11/15/38		160,000	172,447
Series 2007-C1 Class A4, 5.424% 2/15/40		16,872,217	18,279,697
Series 2007-C2 Class A3, 5.43% 2/15/40		3,248,893	3,537,853
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(l)		201,301	201,703
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	281,058
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	755,078
Series 2005-C2 Class AJ, 5.205% 4/15/30 (l)		740,000	755,536
Series 2005-C7 Class C, 5.35% 11/15/40 (l)		1,016,000	1,049,934
Series 2006-C4:
Class AJ, 5.8534% 6/15/38 (l)		1,060,000	1,111,125
Class AM, 5.8534% 6/15/38 (l)		500,000	536,807
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)		2,237,574	2,379,942
Series 2007-C7:
Class A3, 5.866% 9/15/45		12,860,065	14,302,772
Class XCP, 0.2789% 9/15/45 (l)(n)		107,180,020	77,062
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.2645% 6/25/43 (f)(l)		229,438	229,897
Class D, 5.2645% 6/25/43 (f)(l)		310,000	313,697
Series 2014-2:
Class D, 5.2187% 1/20/41 (f)(l)		256,000	242,955
Class E, 5.2187% 1/20/41 (f)(l)		400,000	336,424
Mach One Trust LLC Series 2004-1A Class H, 6.295% 5/28/40 (f)(l)		260,000	267,150
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3908% 10/12/39 (f)(l)	CAD	320,000	295,740
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (l)		215,388	215,622
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3668% 1/12/44 (l)		220,000	230,007
Series 2004-MKB1 Class F, 5.9514% 2/12/42 (f)(l)		19,073	19,098
Series 2005-LC1 Class F, 5.4208% 1/12/44 (f)(l)		1,655,000	1,575,347
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-C1:
Class AJ, 5.6733% 5/12/39 (l)		$ 530,000	$ 534,891
Class AM, 5.6733% 5/12/39 (l)		100,000	106,419
Series 2007-C1 Class A4, 5.8385% 6/12/50 (l)		9,429,517	10,426,707
Series 2008-C1 Class A4, 5.69% 2/12/51		3,957,461	4,382,615
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (l)		94,480	94,461
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (l)		114,505	114,458
Class A3, 5.172% 12/12/49 (l)		900,000	961,908
Class ASB, 5.133% 12/12/49 (l)		634,544	652,256
Series 2007-5 Class A4, 5.378% 8/12/48		18,990,015	20,334,830
Series 2007-6 Class A4, 5.485% 3/12/51 (l)		14,650,000	15,913,064
Series 2007-7 Class A4, 5.7432% 6/12/50 (l)		6,656,000	7,275,015
Series 2006-4 Class XP, 0.6181% 12/12/49 (l)(n)		23,190,875	40,468
Series 2007-6 Class B, 5.635% 3/12/51 (l)		1,902,000	587,195
Series 2007-7 Class B, 5.7432% 6/12/50 (l)		166,000	6,604
Series 2007-8 Class A3, 5.8831% 8/12/49 (l)		1,640,000	1,805,050
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		9,924	9,924
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		99,120	99,120
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6625% 11/15/45 (f)(l)		1,357,000	1,379,427
Series 2013-C12 Class D, 4.935% 10/15/46 (f)		1,000,000	958,104
Series 2013-C13 Class D, 4.8959% 11/15/46 (f)(l)		1,019,000	988,050
Series 2013-C7:
Class D, 4.3026% 2/15/46 (f)(l)		810,000	757,413
Class E, 4.3026% 2/15/46 (f)(l)		340,000	294,208
Series 2013-C8 Class D, 4.1715% 12/15/48 (f)(l)		400,000	371,030
Series 2013-C9:
Class C, 4.0716% 5/15/46 (l)		620,000	614,015
Class D, 4.1596% 5/15/46 (f)(l)		1,740,000	1,604,654
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.355% 7/15/19 (f)(l)		357,716	321,944
Class J, 0.585% 7/15/19 (f)(l)		335,939	331,119
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (f)(l)		1,092,000	1,087,854
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.345% 10/15/20 (f)(l)		$ 667,354	$ 662,257
Class E, 0.405% 10/15/20 (f)(l)		834,661	825,345
Class F, 0.455% 10/15/20 (f)(l)		500,899	492,803
Class G, 0.495% 10/15/20 (f)(l)		619,188	602,989
Class H, 0.585% 10/15/20 (f)(l)		389,758	360,073
Class J, 0.735% 10/15/20 (f)(l)		225,021	185,381
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	667,499
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)		197,787	198,377
Series 2012-C4 Class E, 5.5252% 3/15/45 (f)(l)		1,210,000	1,239,087
Series 1997-RR Class F, 7.431% 4/30/39 (f)(l)		69,405	73,049
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		208,017	188,867
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	210,214
Class O, 5.91% 11/15/31 (f)		179,888	64,455
Series 2004-IQ7 Class E, 5.232% 6/15/38 (f)(l)		120,000	125,692
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,520,739
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (l)		1,000,000	1,025,743
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (l)		478,100	500,217
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	773,458
Series 2006-T23 Class A3, 5.8054% 8/12/41 (l)		837,742	837,589
Series 2007-HQ12 Class A2, 5.773% 4/12/49 (l)		5,580,428	5,666,840
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)		2,852,000	3,115,770
Class B, 5.722% 4/15/49 (l)		469,000	99,569
Series 2011-C1:
Class C, 5.2515% 9/15/47 (f)(l)		970,000	1,071,714
Class D, 5.2515% 9/15/47 (f)(l)		1,760,000	1,923,488
Class E, 5.2515% 9/15/47 (f)(l)		573,100	599,652
Series 2011-C2:
Class D, 5.3048% 6/15/44 (f)(l)		580,000	624,559
Class E, 5.3048% 6/15/44 (f)(l)		600,000	628,202
Class F, 5.3048% 6/15/44 (f)(l)		550,000	517,403
Class XB, 0.4592% 6/15/44 (f)(l)(n)		9,001,008	259,067
Series 2011-C3:
Class C, 5.1828% 7/15/49 (f)(l)		1,000,000	1,087,327
Class D, 5.1828% 7/15/49 (f)(l)		1,130,000	1,194,335
Class E, 5.1828% 7/15/49 (f)(l)		400,000	417,482
Series 2012-C4 Class D, 5.5252% 3/15/45 (f)(l)		330,000	353,714
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-TOP3 Class E, 7.5032% 7/15/33 (f)(l)		150,000	172,673
Series 2003-TOP9 Class E, 5.434% 11/13/36 (f)(l)		78,000	78,038
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (f)		$ 273,000	$ 301,569
Class D, 6.45% 1/22/26 (f)		740,731	814,233
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		931,552	1,190,151
RBSCF Trust Series 2010-MB1 Class D, 4.8446% 4/15/24 (f)(l)		1,238,000	1,254,957
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	96,811
Class G, 4.456% 9/12/38 (f)	CAD	54,000	47,987
Class H, 4.456% 9/12/38 (f)	CAD	36,000	31,424
Class J, 4.456% 9/12/38 (f)	CAD	36,000	30,132
Class K, 4.456% 9/12/38 (f)	CAD	18,000	14,464
Class L, 4.456% 9/12/38 (f)	CAD	26,000	19,309
Class M, 4.456% 9/12/38 (r)	CAD	104,391	62,868
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	112,961
Class G, 4.57% 4/12/23	CAD	42,000	36,766
Class H, 4.57% 4/12/23	CAD	42,000	35,904
Class J, 4.57% 4/12/23	CAD	42,000	35,067
Class K, 4.57% 4/12/23	CAD	21,000	17,127
Class L, 4.57% 4/12/23	CAD	63,000	50,197
Class M, 4.57% 4/12/23	CAD	155,242	97,077
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		267,958	95,125
SCG Trust Series 2013-SRP1 Class D, 3.4957% 11/15/26 (f)(l)		880,000	856,269
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.56% 8/15/39 (l)		170,000	177,622
Series 2007-C4 Class F, 5.56% 8/15/39 (l)		820,000	679,813
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	284,985
UBS Commercial Mortgage Trust:
Series 2007-FL1:
Class F, 0.73% 7/15/24 (f)(l)		110,000	107,964
Class G, 0.73% 7/15/24 (f)(l)		200,000	195,350
Series 2012-C1 Class D, 5.5348% 5/10/45 (f)(l)		693,000	713,586
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (f)(l)		310,000	298,347
Series 2012-WRM Class E, 4.238% 6/10/30 (f)(l)		970,000	906,908
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (f)(l)		$ 284,000	$ 332,362
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(l)		1,299,000	1,248,201
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	208,811
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (f)(l)		889,875	872,388
Class J, 0.755% 9/15/21 (f)(l)		395,545	379,861
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (f)(l)		4,565,501	4,386,227
Class LXR1, 0.855% 6/15/20 (f)(l)		233,698	228,962
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,956,505	9,699,510
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,548,300
Series 2007-C31 Class A4, 5.509% 4/15/47		47,423,000	50,921,395
Series 2007-C32 Class A3, 5.7453% 6/15/49 (l)		19,449,000	21,207,744
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (l)		26,090,000	28,295,857
Class A5, 5.9414% 2/15/51 (l)		19,259,000	21,248,840
Series 2004-C10 Class E, 4.931% 2/15/41		222,290	222,402
Series 2004-C11:
Class D, 5.3615% 1/15/41 (l)		360,000	368,122
Class E, 5.4115% 1/15/41 (l)		327,000	335,412
Series 2004-C12 Class D, 5.4293% 7/15/41 (l)		134,422	134,711
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,937,820
Series 2005-C22:
Class B, 5.3703% 12/15/44 (l)		4,218,000	4,208,805
Class F, 5.3703% 12/15/44 (f)(l)		3,171,000	868,170
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)		7,870,000	8,281,011
Series 2006-C27 Class A1A, 5.749% 7/15/45 (l)		21,917,342	23,618,018
Series 2007-C31 Class C, 5.6724% 4/15/47 (l)		522,000	503,137
Series 2007-WHL8 Class D, 0.455% 6/15/20 (l)		9,900,000	9,594,536
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (f)(l)(n)		20,614,217	643,968
Series 2012-LC5:
Class C, 4.693% 10/15/45 (l)		569,000	599,223
Class D, 4.7782% 10/15/45 (f)(l)		1,621,000	1,616,421
Series 2013-LC12 Class C, 4.4405% 7/15/46 (l)		600,000	604,185
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)		$ 325,000	$ 273,293
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	396,444
Class D, 5.5498% 3/15/44 (f)(l)		230,000	245,044
Class E, 5% 3/15/44 (f)		890,000	822,638
Series 2011-C4:
Class D, 5.2455% 6/15/44 (f)(l)		408,000	439,499
Class E, 5.2455% 6/15/44 (f)(l)		320,000	332,542
Series 2011-C5:
Class C, 5.6352% 11/15/44 (f)(l)		260,000	292,468
Class D, 5.6352% 11/15/44 (f)(l)		600,000	658,558
Class E, 5.6352% 11/15/44 (f)(l)		590,000	627,953
Class F, 5.25% 11/15/44 (f)(l)		933,000	859,702
Class XA, 2.0044% 11/15/44 (f)(l)(n)		5,020,186	477,771
Series 2012-C10:
Class D, 4.4589% 12/15/45 (f)(l)		380,000	366,341
Class E, 4.4589% 12/15/45 (f)(l)		1,190,000	1,021,009
Series 2012-C6 Class D, 5.5621% 4/15/45 (f)(l)		540,000	569,247
Series 2012-C7:
Class C, 4.8462% 6/15/45 (l)		1,270,000	1,353,930
Class E, 4.8462% 6/15/45 (f)(l)		890,000	888,946
Class F, 4.5% 6/15/45 (f)		357,000	309,356
Class G, 4.5% 6/15/45 (f)		700,000	521,675
Series 2012-C8 Class D, 4.877% 8/15/45 (f)(l)		650,000	677,976
Series 2013-C11:
Class D, 4.1828% 3/15/45 (f)(l)		870,000	829,963
Class E, 4.1828% 3/15/45 (f)(l)		1,750,000	1,472,921
Series 2013-C13 Class D, 4.2791% 5/15/45 (f)(l)		600,000	560,458
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $872,172,278)			933,238,218
Municipal Securities - 1.8%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)		3,300,000	3,358,443
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,884,450
7.3% 10/1/39		18,415,000	26,627,906
7.5% 4/1/34		9,105,000	13,308,323
7.6% 11/1/40		12,540,000	19,243,759
Municipal Securities - continued
		Principal Amount (d)	Value
California Gen. Oblig.: - continued
7.625% 3/1/40		$ 5,410,000	$ 8,206,267
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,607,644
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,971,431
Series 2012 B, 5.432% 1/1/42		3,285,000	3,102,190
6.314% 1/1/44		19,560,000	20,725,385
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		1,425,000	1,495,979
5.1% 6/1/33		63,045,000	62,600,533
Series 2010, 4.421% 1/1/15		6,825,000	6,900,826
Series 2010-1, 6.63% 2/1/35		11,945,000	13,301,355
Series 2010-3:
5.547% 4/1/19		330,000	362,822
6.725% 4/1/35		17,810,000	20,016,125
7.35% 7/1/35		8,165,000	9,551,662
Series 2011:
4.961% 3/1/16		1,035,000	1,092,722
5.365% 3/1/17		395,000	428,859
5.665% 3/1/18		10,595,000	11,739,472
5.877% 3/1/19		28,035,000	31,356,306
Series 2013:
2.69% 12/1/17		3,365,000	3,408,880
3.14% 12/1/18		3,490,000	3,539,174
TOTAL MUNICIPAL SECURITIES (Cost $268,302,759)			283,830,513
Foreign Government and Government Agency Obligations - 2.3%

Argentine Republic:
7% 10/3/15		10,240,000	9,400,604
7% 4/17/17		6,135,000	5,133,461
Aruba Government 4.625% 9/14/23 (f)		560,000	565,600
Azerbaijan Republic 4.75% 3/18/24 (f)		560,000	576,100
Bahamian Republic 6.95% 11/20/29 (f)		555,000	629,925
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)		10,570,000	10,865,960
5.75% 9/26/23 (f)		10,378,000	11,286,075
6.369% 6/16/18 (f)		12,810,000	14,279,307
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 4,385,000	$ 4,439,813
8.95% 1/26/18		2,385,000	2,480,400
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	10,405,200
5% 1/27/45		440,000	451,000
5.625% 1/7/41		13,385,000	15,058,125
7.125% 1/20/37		1,875,000	2,470,313
8.25% 1/20/34		1,535,000	2,206,563
12.25% 3/6/30		555,000	1,048,950
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		2,055,000	1,772,438
City of Buenos Aires 12.5% 4/6/15 (f)		925,000	918,063
Colombian Republic:
5.625% 2/26/44		1,050,000	1,218,000
6.125% 1/18/41		1,985,000	2,451,475
7.375% 9/18/37		1,680,000	2,336,040
10.375% 1/28/33		2,100,000	3,360,000
Congo Republic 3.5% 6/30/29 (e)		3,232,660	2,985,265
Costa Rican Republic:
4.25% 1/26/23 (f)		2,050,000	1,952,625
4.375% 4/30/25 (f)		890,000	841,050
5.625% 4/30/43 (f)		490,000	447,125
7% 4/4/44 (f)		1,050,000	1,120,875
Croatia Republic:
5.5% 4/4/23 (f)		1,710,000	1,784,727
6% 1/26/24 (f)		1,400,000	1,505,000
6.25% 4/27/17 (f)		1,260,000	1,353,681
6.375% 3/24/21 (f)		1,550,000	1,705,000
6.625% 7/14/20 (f)		1,670,000	1,853,700
6.75% 11/5/19 (f)		2,050,000	2,285,750
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		475,000	488,063
5.875% 7/25/22 (f)		1,175,000	1,226,406
5.875% 7/25/22		450,000	469,688
6% 1/14/19 (f)		1,150,000	1,216,125
6.25% 10/4/20 (f)		2,130,000	2,279,100
6.25% 7/27/21 (f)		1,410,000	1,508,700
7.4% 1/22/15 (f)		715,000	728,943
Dominican Republic:
1.1344% 8/30/24 (l)		1,850,000	1,572,500
5.875% 4/18/24 (f)		570,000	605,625
5.875% 4/18/24		585,000	621,563
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Dominican Republic: - continued
7.45% 4/30/44 (f)		$ 2,240,000	$ 2,480,800
7.5% 5/6/21 (f)		2,030,000	2,339,575
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	737,438
7.65% 6/15/35 (Reg. S)		1,165,000	1,275,675
8.25% 4/10/32 (Reg. S)		575,000	678,448
Gabonese Republic 6.375% 12/12/24 (f)		931,600	1,017,773
Georgia Republic 6.875% 4/12/21 (f)		720,000	811,800
German Federal Republic 2.5% 7/4/44	EUR	350,000	541,783
Guatemalan Republic 5.75% 6/6/22 (f)		555,000	611,888
Hungarian Republic:
4.125% 2/19/18		1,606,000	1,666,225
5.375% 3/25/24		594,000	640,035
5.75% 11/22/23		1,910,000	2,101,000
6.375% 3/29/21		1,265,000	1,442,100
7.625% 3/29/41		1,980,000	2,578,950
Indonesian Republic:
3.375% 4/15/23 (f)		555,000	529,331
4.875% 5/5/21 (f)		1,260,000	1,346,625
5.25% 1/17/42 (f)		715,000	724,831
5.375% 10/17/23		400,000	438,500
5.875% 3/13/20 (f)		810,000	908,213
6.625% 2/17/37 (f)		950,000	1,118,625
6.75% 1/15/44 (f)		690,000	844,388
7.75% 1/17/38 (f)		2,270,000	2,994,039
8.5% 10/12/35 (Reg. S)		1,860,000	2,600,503
11.625% 3/4/19 (f)		885,000	1,200,281
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		3,410,000	3,486,725
7.125% 3/31/16 (Reg. S)		100,000	102,250
7.25% 4/15/19 (f)		3,010,000	3,055,150
8.25% 4/15/24 (f)		1,000,000	1,032,700
Ivory Coast:
5.375% 7/23/24 (f)		850,000	833,000
7.7743% 12/31/32		3,150,000	3,140,172
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,229,760
Latvian Republic:
5.25% 2/22/17 (f)		550,000	598,675
5.25% 6/16/21 (f)		305,000	342,170
Lebanese Republic:
4% 12/31/17		3,480,750	3,428,539
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lebanese Republic: - continued
4.75% 11/2/16		$ 1,785,000	$ 1,811,775
5.15% 11/12/18		1,190,000	1,190,000
5.45% 11/28/19		1,555,000	1,556,944
6.375% 3/9/20		1,180,000	1,239,000
Lithuanian Republic:
6.125% 3/9/21 (f)		1,560,000	1,829,100
6.625% 2/1/22 (f)		1,690,000	2,055,463
7.375% 2/11/20 (f)		1,565,000	1,914,183
Moroccan Kingdom:
4.25% 12/11/22 (f)		1,800,000	1,809,000
5.5% 12/11/42 (f)		600,000	607,500
Panamanian Republic:
6.7% 1/26/36		1,710,000	2,197,350
8.875% 9/30/27		1,335,000	1,972,463
9.375% 4/1/29		965,000	1,490,925
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
8.75% 11/21/33		2,625,000	4,108,125
Philippine Republic:
6.375% 1/15/32		395,000	502,144
7.75% 1/14/31		1,655,000	2,339,756
9.5% 2/2/30		1,685,000	2,700,213
10.625% 3/16/25		1,210,000	1,929,950
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		930,000	957,900
5.95% 8/22/23 (f)		885,000	955,800
5.95% 8/22/23		400,000	432,000
Polish Government:
3% 3/17/23		1,465,000	1,444,856
5% 3/23/22		1,805,000	2,027,015
6.375% 7/15/19		790,000	938,501
Provincia de Cordoba 12.375% 8/17/17 (f)		1,615,000	1,485,800
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		988,100	968,338
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,250,000	1,369,500
Republic of Armenia 6% 9/30/20 (f)		2,455,000	2,553,200
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,700,000	3,279,125
Republic of Kenya 6.875% 6/24/24 (f)		400,000	432,000
Republic of Namibia 5.5% 11/3/21 (f)		400,000	433,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Nigeria:
5.125% 7/12/18 (f)		$ 370,000	$ 382,025
6.75% 1/28/21 (f)		615,000	679,575
Republic of Paraguay 4.625% 1/25/23 (f)		225,000	233,438
Republic of Serbia:
4.875% 2/25/20 (f)		790,000	803,825
5.25% 11/21/17 (f)		965,000	1,004,806
5.875% 12/3/18 (f)		2,180,000	2,313,525
6.75% 11/1/24 (f)		2,427,686	2,448,928
7.25% 9/28/21 (f)		1,450,000	1,671,125
Republic of Zambia 5.375% 9/20/22 (f)		800,000	783,480
Romanian Republic:
4.375% 8/22/23 (f)		1,796,000	1,874,575
6.125% 1/22/44 (f)		1,472,000	1,736,960
6.75% 2/7/22 (f)		2,872,000	3,464,350
6.75% 2/7/22		50,000	60,313
Russian Federation:
3.625% 9/16/20	EUR	1,200,000	1,567,280
5.625% 4/4/42 (f)		400,000	390,040
5.875% 9/16/43 (f)		1,700,000	1,700,340
7.5% 3/31/30 (Reg. S)		1,073,395	1,194,152
12.75% 6/24/28 (Reg. S)		3,235,000	5,286,702
Slovakia Republic 4.375% 5/21/22 (f)		700,000	753,431
South African Republic 5.875% 9/16/25		1,785,000	2,019,728
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,169,125
Turkish Republic:
5.125% 3/25/22		515,000	547,960
5.625% 3/30/21		815,000	895,930
6.25% 9/26/22		680,000	775,200
6.75% 4/3/18		1,075,000	1,212,063
6.75% 5/30/40		975,000	1,171,463
6.875% 3/17/36		1,795,000	2,185,951
7% 3/11/19		685,000	788,572
7.25% 3/5/38		1,150,000	1,460,500
7.375% 2/5/25		1,695,000	2,108,580
7.5% 11/7/19		1,215,000	1,436,859
8% 2/14/34		570,000	769,500
11.875% 1/15/30		630,000	1,102,500
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		1,515,000	1,333,200
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government:
7.75% 9/23/20 (f)		$ 1,105,000	$ 966,875
7.8% 11/28/22 (f)		450,000	393,750
7.95% 2/23/21 (f)		1,025,000	891,750
9.25% 7/24/17 (f)		2,500,000	2,306,250
United Mexican States:
4% 10/2/23		28,314,000	30,012,840
4.75% 3/8/44		13,662,000	14,331,438
6.05% 1/11/40		1,206,000	1,507,500
6.75% 9/27/34		800,000	1,056,000
7.5% 4/8/33		360,000	510,840
8.3% 8/15/31		420,000	633,150
United Republic of Tanzania 6.332% 3/9/20 (l)		655,000	704,125
Uruguay Republic:
7.625% 3/21/36		470,000	649,775
7.875% 1/15/33 pay-in-kind		3,760,000	5,226,401
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		8,340,000	7,647,780
6% 12/9/20		540,000	380,700
7% 3/31/38		395,000	245,493
8.5% 10/8/14		4,225,000	4,199,650
9% 5/7/23 (Reg. S)		1,780,000	1,401,750
9.25% 5/7/28 (Reg. S)		630,000	478,800
9.375% 1/13/34		505,000	382,538
11.75% 10/21/26 (Reg. S)		1,160,000	1,022,540
11.95% 8/5/31 (Reg. S)		2,910,000	2,568,075
12.75% 8/23/22		2,230,000	2,129,650
13.625% 8/15/18		1,318,000	1,361,494
Vietnamese Socialist Republic:
1.1875% 3/12/16 (l)		513,044	472,641
4% 3/12/28 (e)		4,365,250	3,977,834
6.875% 1/15/16 (f)		1,880,000	2,001,260
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $342,603,190)			365,460,716
Supranational Obligations - 0.0%

European Financial Stability Facility 3% 9/4/34 (Cost $1,314,141)	EUR	1,000,000	1,599,844
Common Stocks - 0.0%
	Shares (d)	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(f) (Cost $1,258,919)	1	$ 134,400
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	245,812
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	454,500
		700,312
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series S, 6.60%	172,317	4,313,095
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	384,000
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	683,928
Series D, 7.50%	5,942	145,876
Boston Properties, Inc. 5.25%	17,500	412,125
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	198,481
Series E, 6.625%	25,000	622,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	255,000
Corporate Office Properties Trust Series L, 7.375%	12,221	323,734
CYS Investments, Inc. Series B, 7.50%	21,700	512,337
DDR Corp. Series K, 6.25%	17,823	442,545
Digital Realty Trust, Inc. Series E, 7.00%	10,000	255,800
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	469,764
Essex Property Trust, Inc. Series H, 7.125%	9,354	251,529
First Potomac Realty Trust 7.75%	15,000	387,600
Hersha Hospitality Trust Series B, 8.00%	13,844	367,143
Hospitality Properties Trust Series D, 7.125%	10,000	262,600
LaSalle Hotel Properties Series H, 7.50%	10,000	263,200
PS Business Parks, Inc.:
Series R, 6.875%	10,000	262,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.: - continued
Series S, 6.45%	21,000	$ 539,910
Public Storage:
Series P, 6.50%	12,000	315,600
Series R, 6.35%	10,500	272,265
Series S, 5.90%	20,000	499,200
Realty Income Corp. Series F, 6.625%	12,000	315,360
Regency Centers Corp. Series 6, 6.625%	5,510	147,172
Retail Properties America, Inc. 7.00%	24,109	620,566
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	466,074
Stag Industrial, Inc. Series A, 9.00%	20,000	553,000
Sun Communities, Inc. Series A, 7.125%	27,253	704,490
Taubman Centers, Inc. Series J, 6.50%	11,338	286,851
		11,220,150
TOTAL FINANCIALS		15,533,245
TOTAL PREFERRED STOCKS (Cost $15,773,932)		16,233,557
Bank Loan Obligations - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (l)	$ 542,275	539,564
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (l)	1,107,225	1,093,385
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (l)	2,084,659	2,022,120
Hotels, Restaurants & Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (l)	185,000	185,694
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (l)	340,000	333,200
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (l)	5,156,235	5,078,892
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (l)	$ 1,421,053	$ 1,415,724
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (l)	1,152,381	1,152,381
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (l)	572,125	570,695
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (l)	15,000	15,019
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (l)	340,000	340,000
Tranche B 2LN, term loan 9.25% 7/15/21 (l)	380,000	380,000
		9,471,605
Media - 0.1%
Clear Channel Communications, Inc. Tranche D, term loan 6.9067% 1/30/19 (l)	8,740,000	8,587,050
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (l)	753,296	756,121
Tranche B 2LN, term loan 4.5% 5/8/20 (l)	651,704	654,148
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (l)	557,200	554,414
		10,551,733
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (l)	100,000	99,880
6% 5/22/18 (l)	1,765,542	1,776,576
		1,876,456
TOTAL CONSUMER DISCRETIONARY		25,554,863
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (l)	1,755,000	1,737,450
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (l)	2,368,686	2,333,156
		4,070,606
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (l)	2,105,000	2,075,719
Bank Loan Obligations - continued
	Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (l)	$ 3,370,000	$ 3,437,400
Tranche B 1LN, term loan 3.875% 9/30/18 (l)	342,737	341,880
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (l)	1,766,650	1,753,400
		7,608,399
TOTAL ENERGY		11,679,005
FINANCIALS - 0.1%
Capital Markets - 0.0%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8/5/22 (q)	1,000,000	995,000
Tranche B 1LN, term loan 8/5/21 (q)	255,000	254,681
		1,249,681
Diversified Financial Services - 0.1%
Blackstone 9.98% 10/1/17	1,228,816	1,253,392
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (l)	3,042,317	2,970,062
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (l)	1,355,000	1,351,613
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (l)	3,200,000	3,276,000
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (l)	1,172,136	1,164,811
		10,015,878
Real Estate Management & Development - 0.0%
CBRE Group, Inc. Tranche B, term loan 2.9058% 3/28/21 (l)	503,725	498,688
CityCenter 8.74% 7/10/15 (l)	413,418	413,418
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (l)	543,634	540,236
		1,452,342
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (l)	44,438	43,993
TOTAL FINANCIALS		12,761,894
Bank Loan Obligations - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (l)	$ 125,000	$ 124,844
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (l)	15,000	15,094
		139,938
Pharmaceuticals - 0.0%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (l)	2,129,663	2,104,373
Grifols, S.A. Tranche B, term loan 3.1567% 2/27/21 (l)	3,551,100	3,520,028
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (l)	1,080,000	1,071,900
Tranche B 1LN, term loan 4.25% 1/28/21 (l)	1,906,100	1,877,509
		8,573,810
TOTAL HEALTH CARE		8,713,748
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (l)	1,010,000	1,003,688
Building Products - 0.0%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (l)	1,750,613	1,733,281
Tranche 2LN, term loan 7.75% 4/1/22 (l)	350,000	348,285
		2,081,566
Commercial Services & Supplies - 0.1%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (l)	1,431,413	1,417,098
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (l)	3,821,388	3,869,155
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (l)	2,582,025	2,591,708
Garda World Security Corp.:
term loan 4% 11/8/20 (l)	2,004,917	1,987,374
Tranche DD, term loan 4% 11/8/20 (l)	512,886	508,398
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (l)	917,700	903,935
		11,277,668
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (l)	468,104	469,859
Bank Loan Obligations - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (l)	$ 743,138	$ 740,388
Machinery - 0.0%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (l)	2,370,000	2,367,038
Tranche 2LN, term loan 7.25% 6/30/22 (l)	915,000	916,144
		3,283,182
Road & Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (l)	696,500	705,206
TOTAL INDUSTRIALS		19,561,557
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (l)	575,000	573,563
Tranche B 1LN, term loan 4.5% 4/9/21 (l)	1,030,000	1,024,850
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (l)	478,160	473,379
		2,071,792
Internet Software & Services - 0.1%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (l)	2,046,377	2,033,587
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (l)	2,628,413	2,582,415
		4,616,002
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche D, term loan 3.25% 1/11/20 (l)	2,084,250	2,068,618
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (l)	1,344,883	1,348,245
TOTAL INFORMATION TECHNOLOGY		10,104,657
Bank Loan Obligations - continued
	Principal Amount (d)	Value
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)	$ 892,763	$ 880,487
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (l)	3,399,111	3,365,120
		4,245,607
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (l)	3,544,463	3,531,171
TOTAL MATERIALS		7,776,778
TOTAL BANK LOAN OBLIGATIONS (Cost $96,197,710)		96,152,502
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (l)	979,648	960,055
Goldman Sachs 1.1875% 12/14/19 (l)	839,583	822,792
Mizuho 0% 12/14/19 (l)	393,666	385,793
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,994,094)		2,168,640
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21	23,245,000	23,320,407
Fifth Third Bank 4.75% 2/1/15	1,329,000	1,351,754
TOTAL BANK NOTES (Cost $24,519,856)		24,672,161
Fixed-Income Funds - 16.2%
	Shares
Fidelity Floating Rate Central Fund (m)	4,070,331	440,816,855
Fidelity Mortgage Backed Securities Central Fund (m)	19,636,442	2,130,357,633
TOTAL FIXED-INCOME FUNDS (Cost $2,338,127,411)		2,571,174,488
Preferred Securities - 0.3%
		Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		$ 850,000	$ 882,770
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		2,005,000	2,068,065
			2,950,835
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd.:
5.875% (f)(g)		400,000	395,724
5.875% (Reg. S) (g)		200,000	197,862
			593,586
FINANCIALS - 0.2%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22		9,935,000	11,370,277
Barclays PLC 8.25% (g)(l)		935,000	1,006,682
KBC Groupe SA 5.625% (Reg. S) (g)(l)	EUR	2,850,000	3,770,200
			16,147,159
Capital Markets - 0.1%
UBS AG 4.75% 2/12/26 (Reg. S) (l)	EUR	3,700,000	5,355,057
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (f)(g)		650,000	665,336
8.625% (Reg. S) (g)		200,000	204,719
Vattenfall Treasury AB 5.25% (g)(l)	EUR	3,000,000	4,097,236
			4,967,291
TOTAL FINANCIALS			26,469,507
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (f)(g)		2,880,000	3,005,570
7.5% (Reg. S) (g)		100,000	104,360
			3,109,930
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)		1,600,000	1,501,304
Preferred Securities - continued
		Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (g)(l)		$ 2,700,000	$ 2,865,421
Multi-Utilities - 0.1%
RWE AG 4.625% (g)(l)	EUR	4,600,000	6,446,682
TOTAL UTILITIES			9,312,103
TOTAL PREFERRED SECURITIES (Cost $42,936,138)			43,937,265
Money Market Funds - 2.3%
Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $370,282,345)	370,282,345	370,282,345
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (d)
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	5,700,000	66,153
Option on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	7,750,000	89,945
Option on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .65%	10/15/14	27,500,000	56,824
TOTAL PURCHASED SWAPTIONS (Cost $242,938)			212,922
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $15,214,423,534)		15,937,034,402
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(30,338,076)
NET ASSETS - 100%		$ 15,906,696,326
TBA Sale Commitments
	Principal Amount (d)	Value
Fannie Mae
3% 9/1/44	$ (1,100,000)	$ (1,094,758)
3.5% 9/1/44	(1,300,000)	(1,338,131)
4% 9/1/44	(1,000,000)	(1,059,421)
4% 9/1/44	(400,000)	(423,768)
4% 9/1/44	(600,000)	(635,653)
4% 9/1/44	(1,000,000)	(1,059,421)
4% 9/1/44	(1,500,000)	(1,589,132)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(700,000)	(741,595)
4% 9/1/44	(600,000)	(635,653)
4% 9/1/44	(1,600,000)	(1,695,074)
4% 9/1/44	(1,700,000)	(1,801,016)
4% 9/1/44	(1,600,000)	(1,695,074)
4% 9/1/44	(1,700,000)	(1,801,016)
4% 9/1/44	(1,500,000)	(1,589,132)
4.5% 9/1/44	(3,000,000)	(3,239,264)
4.5% 9/1/44	(8,200,000)	(8,853,987)
4.5% 9/1/44	(7,200,000)	(7,774,232)
5% 9/1/44	(2,600,000)	(2,867,230)
5% 9/1/44	(3,900,000)	(4,300,845)
TOTAL FANNIE MAE		(46,419,187)
Freddie Mac
3.5% 9/1/44	(16,600,000)	(17,051,884)
3.5% 9/1/44	(21,500,000)	(22,085,271)
3.5% 9/1/44	(4,300,000)	(4,417,054)
3.5% 9/1/44	(6,300,000)	(6,471,498)
TOTAL FREDDIE MAC		(50,025,707)
TBA Sale Commitments - continued
	Principal Amount (d)	Value
Ginnie Mae
3% 9/1/44	$ (1,100,000)	$ (1,114,692)
3% 9/1/44	(2,200,000)	(2,229,391)
3% 9/1/44	(1,000,000)	(1,013,359)
3% 9/1/44	(1,300,000)	(1,317,367)
3% 9/1/44	(1,100,000)	(1,114,695)
3% 9/1/44	(1,300,000)	(1,317,367)
3% 9/1/44	(2,200,000)	(2,229,391)
TOTAL GINNIE MAE		(10,336,262)
TOTAL TBA SALE COMMITMENTS (Proceeds $106,227,439)		$ (106,781,156)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2014	$ 2,412,046	$ 99,890
3 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2014	597,348	12,532
46 TME 10 Year Canadian Note Contracts	Dec. 2014	5,809,970	46,426
2 TSE 10 Year Japanese Government Bond Index Contracts	Sept. 2014	2,810,899	19,596
TOTAL BOND INDEX CONTRACTS		11,630,263	178,444
Treasury Contracts
45 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2014	5,660,156	16,119
188 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	22,341,156	30,036
35 CBOT Long Term U.S. Treasury Bond Contracts	Dec. 2014	4,903,281	64,633
48 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2014	7,464,000	168,123
TOTAL TREASURY CONTRACTS		40,368,593	278,911
TOTAL PURCHASED		51,998,856	457,355
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
67 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2014	$ 11,376,718	$ (55,581)
100 LIFFE Long Gilt Contracts (United Kingdom)	Dec. 2014	18,849,343	(152,842)
85 LIFFE Medium Gilt Contracts (United Kingdom)	Dec. 2014	15,416,568	(42,426)
TOTAL BOND INDEX CONTRACTS		45,642,629	(250,849)
		$ 97,641,485	$ 206,506

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (d)	Unrealized Appreciation/ (Depreciation)
9/3/14	GBP	JPMorgan Chase Bank	Buy	100,000	$ 166,068	$ (53)
11/12/14	AUD	Citibank NA	Sell	28,000	26,062	50
11/12/14	CAD	Citibank NA	Sell	105,000	97,475	1,077
11/12/14	EUR	Barclays Bank PLC, London	Sell	219,000	293,160	5,260
11/12/14	EUR	Barclays Bank PLC, London	Sell	231,000	307,752	4,077
11/12/14	EUR	Barclays Bank PLC, London	Sell	646,000	862,623	13,384
11/12/14	EUR	Barclays Bank PLC, London	Sell	1,189,000	1,593,617	30,542
11/12/14	EUR	Barclays Bank PLC, London	Sell	1,326,000	1,775,938	32,762
11/12/14	EUR	Barclays Bank PLC, London	Sell	1,826,000	2,444,850	44,367
11/12/14	EUR	Barclays Bank PLC, London	Sell	78,510,000	106,241,302	3,031,075
11/12/14	EUR	Deutsche Bank AG	Buy	285,000	381,248	(6,584)
11/12/14	EUR	Deutsche Bank AG	Buy	1,095,000	1,470,057	(30,556)
11/12/14	EUR	Deutsche Bank AG	Sell	379,000	509,005	10,767
11/12/14	EUR	JPMorgan Chase Bank	Sell	833,000	1,097,777	2,705
11/12/14	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	204,000	270,803	(2,623)
11/12/14	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	1,830,000	2,431,822	(26,081)
11/12/14	GBP	BNP Paribas	Sell	46,262,000	78,951,099	2,197,931
11/12/14	GBP	Barclays Bank PLC, London	Sell	155,000	261,414	4,254
11/12/14	GBP	JPMorgan Chase Bank	Sell	527,000	874,672	328
11/12/14	GBP	Morgan Stanley Cap. Svcs. LLC	Buy	149,000	246,960	245
11/12/14	JPY	Deutsche Bank AG	Sell	15,000,000	148,107	3,859
						$ 5,316,786

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	$ (99,443)	$ 10,495	$ (88,948)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	4,814	(2,065)	2,749
Societe Generale		Jun. 2021	Credit Suisse International	(5%)	EUR	600,000	(205,524)	195,819	(9,705)
Societe Generale		Jun. 2021	JPMorgan Chase Bank	(5%)	EUR	1,450,000	(496,682)	436,753	(59,929)
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(108,020)	(68,509)	(176,529)
TOTAL BUY PROTECTION							(904,855)	572,493	(332,362)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%		22,651	(21,029)	0	(21,029)
TOTAL CREDIT DEFAULT SWAPS							$ (925,884)	$ 572,493	$ (353,391)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps - continued
Interest Rate Swaps
Clearinghouse/Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(3)	Unrealized Appreciation/ (Depreciation)
CME	Sep. 2024	$ 4,766,000	3-month LIBOR	3.25%	$ (103,752)	$ 0	$ (103,752)
CME	Sep. 2044	3,151,000	3-month LIBOR	4%	(265,059)	0	(265,059)
TOTAL INTEREST RATE SWAPS					$ (368,811)	$ 0	$ (368,811)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,291,440,220 or 8.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,188,872.

(j) Security or a portion of the security has been segregated as collateral for open foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $551,650.

(k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $110,766.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $184,159 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 118,557
Real Estate Asset Liquidity Trust Series 2006-2 Class M, 4.456% 9/12/38	10/2/06	$ 31,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 578,223
Fidelity Floating Rate Central Fund	21,180,210
Fidelity Mortgage Backed Securities Central Fund	58,026,119
Total	$ 79,784,552
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 412,309,245	$ 21,180,210	$ -	$ 440,816,855	35.5%
Fidelity Mortgage Backed Securities Central Fund	2,640,480,896	368,429,800	947,557,350	2,130,357,633	19.9%
Total	$ 3,052,790,141	$ 389,610,010	$ 947,557,350	$ 2,571,174,488
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 16,233,557	$ 15,987,745	$ 245,812	$ -
Telecommunication Services	134,400	-	-	134,400
Corporate Bonds	5,123,894,428	-	5,123,881,509	12,919
U.S. Government and Government Agency Obligations	5,106,166,906	-	5,106,166,906	-
U.S. Government Agency - Mortgage Securities	719,895,781	-	719,895,781	-
Asset-Backed Securities	154,306,626	-	152,200,624	2,106,002
Collateralized Mortgage Obligations	123,673,090	-	123,070,054	603,036
Commercial Mortgage Securities	933,238,218	-	931,076,112	2,162,106
Municipal Securities	283,830,513	-	283,830,513	-
Foreign Government and Government Agency Obligations	365,460,716	-	364,100,716	1,360,000
Supranational Obligations	1,599,844	-	1,599,844	-
Bank Loan Obligations	96,152,502	-	94,485,692	1,666,810
Sovereign Loan Participations	2,168,640	-	-	2,168,640
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Notes	$ 24,672,161	$ -	$ 24,672,161	$ -
Fixed-Income Funds	2,571,174,488	2,571,174,488	-	-
Preferred Securities	43,937,265	-	43,937,265	-
Money Market Funds	370,282,345	370,282,345	-	-
Purchased Swaptions	212,922	-	212,922	-
Total Investments in Securities:	$ 15,937,034,402	$ 2,957,444,578	$ 12,969,375,911	$ 10,213,913
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 5,382,683	$ -	$ 5,382,683	$ -
Futures Contracts	457,355	457,355	-	-
Swaps	4,814	-	4,814	-
Total Assets	$ 5,844,852	$ 457,355	$ 5,387,497	$ -
Liabilities
Foreign Currency Contracts	$ (65,897)	$ -	$ (65,897)	$ -
Futures Contracts	(250,849)	(250,849)	-	-
Swaps	(1,299,509)	-	(1,299,509)	-
Total Liabilities	$ (1,616,255)	$ (250,849)	$ (1,365,406)	$ -
Total Other Derivative Instruments:	$ 4,228,597	$ 206,506	$ 4,022,091	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (106,781,156)	$ -	$ (106,781,156)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 212,922	$ -
Swaps (d)	4,814	(930,698)
Total Credit Risk	217,736	(930,698)
Foreign Exchange Risk
Foreign Currency Contracts (a)	5,382,683	(65,897)
Interest Rate Risk
Futures Contracts (b)	457,355	(250,849)
Swaps (d)	-	(368,811)
Total Interest Rate Risk	457,355	(619,660)
Total Value of Derivatives	$ 6,057,774	$ (1,616,255)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,506,013,778)	$ 12,995,577,569
Fidelity Central Funds (cost $2,708,409,756)	2,941,456,833
Total Investments (cost $15,214,423,534)		$ 15,937,034,402
Segregated cash with brokers for derivative instruments		395,061
Cash		3,267,594
Foreign currency held at value (cost $1,190,871)		1,182,492
Receivable for investments sold Regular delivery		60,199,241
Delayed delivery		1,434,205
Receivable for TBA sale commitments		106,227,439
Unrealized appreciation on foreign currency contracts		5,382,683
Receivable for swaps		79
Receivable for fund shares sold		23,675,221
Dividends receivable		17,613
Interest receivable		98,922,348
Distributions receivable from Fidelity Central Funds		70,106
Receivable for daily variation margin for derivative instruments		110,344
Bi-lateral OTC swaps, at value		4,814
Receivable from investment adviser for expense reductions		1,671
Other receivables		88,167
Total assets		16,238,013,480

Liabilities
Payable for investments purchased Regular delivery	$ 64,573,987
Delayed delivery	139,071,581
TBA sale commitments, at value	106,781,156
Unrealized depreciation on foreign currency contracts	65,897
Payable for fund shares redeemed	12,194,168
Distributions payable	1,453,352
Bi-lateral OTC swaps, at value	930,698
Accrued management fee	4,068,354
Distribution and service plan fees payable	216,253
Other affiliated payables	1,876,335
Other payables and accrued expenses	85,373
Total liabilities		331,317,154

Net Assets		$ 15,906,696,326
Net Assets consist of:
Paid in capital		$ 15,409,516,676
Undistributed net investment income		23,414,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(252,996,325)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		726,761,027
Net Assets		$ 15,906,696,326

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($639,235,269 ÷ 59,335,482 shares)	$ 10.77

Maximum offering price per share (100/96.00 of $10.77)	$ 11.22
Class T: Net Asset Value and redemption price per share ($57,971,552 ÷ 5,390,093 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class B: Net Asset Value and offering price per share ($4,460,126 ÷ 413,876 shares)A	$ 10.78

Class C: Net Asset Value and offering price per share ($83,818,462 ÷ 7,781,161 shares)A	$ 10.77

Total Bond: Net Asset Value, offering price and redemption price per share ($14,547,800,536 ÷ 1,350,586,063 shares)	$ 10.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($573,410,381 ÷ 53,314,612 shares)	$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Dividends		$ 2,742,828
Interest		397,170,563
Income from Fidelity Central Funds		79,784,552
Total income		479,697,943

Expenses
Management fee	$ 42,416,777
Transfer agent fees	14,274,493
Distribution and service plan fees	2,266,394
Fund wide operations fee	5,178,708
Independent trustees' compensation	55,352
Miscellaneous	22,616
Total expenses before reductions	64,214,340
Expense reductions	(28,855)	64,185,485
Net investment income (loss)		415,512,458
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,691,210
Fidelity Central Funds	1,868,417
Foreign currency transactions	(9,764,308)
Futures contracts	257,729
Swaps	(684,981)
Total net realized gain (loss)		77,368,067
Change in net unrealized appreciation (depreciation) on: Investment securities	413,331,269
Assets and liabilities in foreign currencies	5,219,713
Futures contracts	206,506
Swaps	(711,836)
Delayed delivery commitments	(1,130,932)
Total change in net unrealized appreciation (depreciation)		416,914,720
Net gain (loss)		494,282,787
Net increase (decrease) in net assets resulting from operations		$ 909,795,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 415,512,458	$ 379,026,725
Net realized gain (loss)	77,368,067	99,144,557
Change in net unrealized appreciation (depreciation)	416,914,720	(687,577,196)
Net increase (decrease) in net assets resulting from operations	909,795,245	(209,405,914)
Distributions to shareholders from net investment income	(392,171,286)	(361,890,942)
Distributions to shareholders from net realized gain	(128,031,263)	(483,153,308)
Total distributions	(520,202,549)	(845,044,250)
Share transactions - net increase (decrease)	3,089,248,773	(1,894,878,488)
Total increase (decrease) in net assets	3,478,841,469	(2,949,328,652)

Net Assets
Beginning of period	12,427,854,857	15,377,183,509
End of period (including undistributed net investment income of $23,414,948 and undistributed net investment income of $26,914,007, respectively)	$ 15,906,696,326	$ 12,427,854,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) C	.292	.263	.322	.381	.428
Net realized and unrealized gain (loss)	.382	(.468)	.438	.187	.778
Total from investment operations	.674	(.205)	.760	.568	1.206
Distributions from net investment income	(.275)	(.250)	(.335)	(.367)	(.402)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.384)	(.605)	(.510)	(.578)	(.436)
Net asset value, end of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnA, B	6.56%	(1.94)%	7.11%	5.35%	11.97%
Ratios to Average Net Assets D, F
Expenses before reductions	.76%	.79%	.82%	.83%	.82%
Expenses net of fee waivers, if any	.76%	.79%	.82%	.83%	.82%
Expenses net of all reductions	.76%	.79%	.82%	.83%	.82%
Net investment income (loss)	2.76%	2.41%	2.92%	3.50%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 639,235	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.290	.265	.328	.386	.426
Net realized and unrealized gain (loss)	.392	(.477)	.433	.186	.778
Total from investment operations	.682	(.212)	.761	.572	1.204
Distributions from net investment income	(.273)	(.253)	(.336)	(.371)	(.400)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.382)	(.608)	(.511)	(.582)	(.434)
Net asset value, end of period	$ 10.76	$ 10.46	$ 11.28	$ 11.03	$ 11.04
Total ReturnA, B	6.65%	(2.01)%	7.14%	5.39%	11.97%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.76%	.77%	.80%	.82%
Expenses net of fee waivers, if any	.78%	.76%	.77%	.80%	.82%
Expenses net of all reductions	.78%	.76%	.77%	.80%	.82%
Net investment income (loss)	2.74%	2.44%	2.97%	3.54%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,972	$ 52,848	$ 59,896	$ 60,500	$ 71,349
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Income from Investment Operations
Net investment income (loss) C	.217	.189	.247	.307	.351
Net realized and unrealized gain (loss)	.392	(.469)	.434	.177	.787
Total from investment operations	.609	(.280)	.681	.484	1.138
Distributions from net investment income	(.200)	(.175)	(.256)	(.293)	(.324)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.309)	(.530)	(.431)	(.504)	(.358)
Net asset value, end of period	$ 10.78	$ 10.48	$ 11.29	$ 11.04	$ 11.06
Total ReturnA, B	5.91%	(2.61)%	6.36%	4.54%	11.26%
Ratios to Average Net Assets D, F
Expenses before reductions	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.48%	1.48%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.48%	1.48%	1.50%	1.52%	1.53%
Net investment income (loss)	2.04%	1.73%	2.24%	2.82%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,460	$ 7,112	$ 11,515	$ 9,225	$ 13,017
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) C	.211	.185	.246	.308	.354
Net realized and unrealized gain (loss)	.382	(.469)	.434	.187	.778
Total from investment operations	.593	(.284)	.680	.495	1.132
Distributions from net investment income	(.194)	(.171)	(.255)	(.294)	(.328)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.303)	(.526)	(.430)	(.505)	(.362)
Net asset value, end of period	$ 10.77	$ 10.48	$ 11.29	$ 11.04	$ 11.05
Total ReturnA, B	5.75%	(2.65)%	6.34%	4.65%	11.20%
Ratios to Average Net Assets D, F
Expenses before reductions	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.53%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.53%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.99%	1.69%	2.23%	2.83%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,818	$ 79,711	$ 102,385	$ 63,867	$ 91,439
Portfolio turnover rateE	108%	201%	155%	168%G	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Income from Investment Operations
Net investment income (loss) B	.326	.300	.363	.423	.466
Net realized and unrealized gain (loss)	.392	(.478)	.434	.187	.778
Total from investment operations	.718	(.178)	.797	.610	1.244
Distributions from net investment income	(.309)	(.287)	(.372)	(.409)	(.440)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.418)	(.642)	(.547)	(.620)	(.474)
Net asset value, end of period	$ 10.77	$ 10.47	$ 11.29	$ 11.04	$ 11.05
Total ReturnA	7.00%	(1.70)%	7.48%	5.76%	12.37%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.07%	2.75%	3.29%	3.89%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,547,801	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385
Portfolio turnover rateD	108%	201%	155%	168%F	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Income from Investment Operations
Net investment income (loss) B	.319	.295	.353	.413	.458
Net realized and unrealized gain (loss)	.393	(.469)	.435	.178	.788
Total from investment operations	.712	(.174)	.788	.591	1.246
Distributions from net investment income	(.303)	(.281)	(.363)	(.400)	(.432)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)
Total distributions	(.412)	(.636)	(.538)	(.611)	(.466)
Net asset value, end of period	$ 10.76	$ 10.46	$ 11.27	$ 11.02	$ 11.04
Total ReturnA	6.95%	(1.67)%	7.40%	5.58%	12.41%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.51%	.53%	.54%	.52%
Expenses net of fee waivers, if any	.51%	.51%	.53%	.54%	.52%
Expenses net of all reductions	.51%	.51%	.53%	.54%	.52%
Net investment income (loss)	3.02%	2.69%	3.20%	3.80%	4.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 573,410	$ 244,911	$ 596,238	$ 531,451	$ 509,388
Portfolio turnover rateD	108%	201%	155%	168%F	130%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligation and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds) , deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 567,598,595
Gross unrealized depreciation	(60,219,584)
Net unrealized appreciation (depreciation) on securities	$ 507,379,011

Tax Cost	$ 15,429,655,391

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,189,220
Capital loss carryforward	$ (19,865,697)
Net unrealized appreciation (depreciation) on securities and other investments	$ 511,355,150

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (19,865,697)

At period end, the Fund was required to defer approximately $8,100,992 of losses on futures contracts.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 392,171,286	$ 610,165,833
Long-term Capital Gains	128,031,263	234,878,417
Total	$ 520,202,549	$ 845,044,250

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts , options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (530,486)	$ (30,016)
Swaps	(657,781)	(343,025)
Total Credit Risk	(1,188,267)	(373,041)
Foreign Exchange Risk
Foreign Currency Contracts	(8,884,579)	5,316,786
Interest Rate Risk
Futures Contracts	257,729	206,506
Swaps	(27,200)	(368,811)
Total Interest Rate Risk	230,529	(162,305)
Totals (a)	$ (9,842,317)	$ 4,781,441

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is

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4. Derivative Instruments - continued

Options - continued

greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

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4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $3,793,867,579 and $3,079,583,141, respectively.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged 0.11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,347,138	$ 79,948
Class T	-%	.25%	123,903	349
Class B	.65%	.25%	46,277	33,471
Class C	.75%	.25%	749,076	120,431
			$ 2,266,394	$ 234,199

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,344
Class T	8,219
Class B*	28,395
Class C*	10,181
$ 89,139

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 886,071.16
Class T	91,346.18
Class B	11,742.23
Class C	137,680.18
Total Bond	12,590,512.10
Institutional Class	557,142.16
	$ 14,274,493

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,123.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22,326 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $717,843.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $812.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $28,043.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 13,954,534	$ 13,856,375
Class T	1,278,101	1,335,806
Class B	98,704	157,101
Class C	1,370,977	1,597,527
Total Bond	365,495,794	337,369,105
Institutional Class	9,973,176	7,575,028
Total	$ 392,171,286	$ 361,890,942
From net realized gain
Class A	$ 5,373,525	$ 20,687,431
Class T	488,998	1,928,191
Class B	67,567	349,359
Class C	778,077	3,423,874
Total Bond	118,942,382	440,267,458
Institutional Class	2,380,714	16,496,995
Total	$ 128,031,263	$ 483,153,308

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	26,077,273	20,952,007	$ 277,129,495	$ 228,985,405
Reinvestment of distributions	1,748,624	2,952,832	18,500,215	32,396,722
Shares redeemed	(17,864,267)	(31,575,631)	(188,866,328)	(343,352,591)
Net increase (decrease)	9,961,630	(7,670,792)	$ 106,763,382	$ (81,970,464)
Class T
Shares sold	2,788,455	3,936,447	$ 29,566,996	$ 42,970,405
Reinvestment of distributions	156,306	275,892	1,651,554	3,021,149
Shares redeemed	(2,607,297)	(4,471,257)	(27,459,813)	(48,844,595)
Net increase (decrease)	337,464	(258,918)	$ 3,758,737	$ (2,853,041)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class B
Shares sold	54,926	106,348	$ 586,880	$ 1,174,070
Reinvestment of distributions	13,145	36,786	138,775	404,147
Shares redeemed	(332,831)	(484,181)	(3,513,622)	(5,268,286)
Net increase (decrease)	(264,760)	(341,047)	$ (2,787,967)	$ (3,690,069)
Class C
Shares sold	3,017,051	3,731,777	$ 32,060,704	$ 40,987,087
Reinvestment of distributions	175,726	401,639	1,856,402	4,409,431
Shares redeemed	(3,020,982)	(5,594,010)	(31,912,884)	(60,690,825)
Net increase (decrease)	171,795	(1,460,594)	$ 2,004,222	$ (15,294,307)
Total Bond
Shares sold	472,537,567	366,265,927	$ 5,013,051,437	$ 4,002,072,041
Reinvestment of distributions	43,741,412	66,896,119	463,024,654	733,147,180
Shares redeemed	(266,060,657)	(569,816,178)	(2,814,029,450)	(6,201,278,267)
Net increase (decrease)	250,218,322	(136,654,132)	$ 2,662,046,641	$ (1,466,059,046)
Institutional Class
Shares sold	37,515,573	12,365,882	$ 397,915,160	$ 134,331,012
Reinvestment of distributions	1,097,010	2,076,800	11,632,287	22,818,644
Shares redeemed	(8,713,037)	(43,921,575)	(92,083,689)	(482,161,217)
Net increase (decrease)	29,899,546	(29,478,893)	$ 317,463,758	$ (325,011,561)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/13/2014	10/10/2014	$0.017

A total of 11.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $263,762,789 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATBI-UANN-1014
1.804580.110

Item 2. Code of Ethics

As of the end of the period, August 31, 2014, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund and Fidelity Total Bond Fund (the "Funds"):

Services Billed by PwC

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$81,000	$-	$4,000	$3,100
Fidelity Intermediate Government Income Fund	$77,000	$-	$3,400	$1,900
Fidelity Total Bond Fund	$170,000	$-	$7,600	$6,200

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$83,000	$-	$3,300	$3,400
Fidelity Intermediate Government Income Fund	$77,000	$-	$3,300	$1,900
Fidelity Total Bond Fund	$186,000	$-	$4,600	$7,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2014A	August 31, 2013A
Audit-Related Fees	$4,935,000	$5,335,000
Tax Fees	$-	$-
All Other Fees	$20,000	$30,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2014 A	August 31, 2013 A
PwC	$6,090,000	$6,205,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2014